UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:            811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices)                         (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

The attached September 30, 2014 Form N-Q filing is being amended from the Form N-Q originally filed on December 1, 2014, in order to correct the Tax Cost of Securities, the Tax Unrealized Appreciation, and the Net Tax Unrealized Appreciation/(Depreciation) for the Institutional Growth Portfolio and the U.S. Mortgage/Asset Backed Portfolio in Note 3, Federal Income Taxes, as well as to correct disclosures within the Portfolios of Investments and Notes to Portfolios of Investments pertaining to securities lending activity.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 91.09%
	Aerospace & Defense — 3.20%
12,322	Exelis, Inc.	$204
15,425	General Dynamics Corp.	1,960
32,823	Honeywell International, Inc.	3,056
16,764	Lockheed Martin Corp.	3,064
16,566	Northrop Grumman Corp.	2,183
21,771	Raytheon Co.	2,212
56,767	The Boeing Co.	7,232
685	Vectrus, Inc.(a)	13
		19,924
	Air Freight & Logistics — 0.67%
10,565	C.H. Robinson Worldwide, Inc.	701
35,630	United Parcel Service, Inc., Class - B	3,502
		4,203
	Airlines — 0.32%
2,386	Copa Holdings SA, Class - A	256
49,100	Delta Air Lines, Inc.	1,775
		2,031
	Auto Components — 0.60%
9,031	Gentex Corp.	242
54,704	Johnson Controls, Inc.	2,407
12,500	Lear Corp.	1,080
		3,729
	Automobiles — 1.85%
567,041	Ford Motor Co.	8,387
99,091	General Motors Co.	3,165
		11,552
	Banks — 5.72%
606,150	Bank of America Corp.	10,334
2,256	Bank of Hawaii Corp.	128
5,033	BankUnited, Inc.	153
46,695	BB&T Corp.	1,738
1,927	BOK Financial Corp.	128
129,400	Citigroup, Inc.	6,706
2,410	Cullen/Frost Bankers, Inc.	184
13,450	Fulton Financial Corp.	149
63,124	JPMorgan Chase & Co.	3,803
5,836	M&T Bank Corp.	720
6,623	PacWest Bancorp	273
36,500	PNC Financial Services Group, Inc.	3,124
157,855	Wells Fargo & Co.	8,188
		35,628
	Beverages — 1.35%
13,369	Dr. Pepper Snapple Group, Inc.	860
41,164	PepsiCo, Inc.	3,832
86,612	The Coca-Cola Co.	3,695
		8,387
	Biotechnology — 0.52%
25,500	Gilead Sciences, Inc.(a)	2,714
29,000	Theravance, Inc.	496
		3,210
	Capital Markets — 1.56%
1,761	Artisan Partners Asset Management, Inc.	92
8,680	BlackRock, Inc., Class - A	2,850
8,185	Eaton Vance Corp.	309
4,103	Federated Investors, Inc., Class - B	120
15,600	Goldman Sachs Group, Inc.	2,863
29,459	Invesco Ltd.	1,163
8,408	Lazard Ltd., Class - A	426
27,250	Northern Trust Corp.	1,854
1,282	NorthStar Asset Management Group, Inc.(a)	24
		9,701
	Chemicals — 3.57%
9,663	Air Products & Chemicals, Inc.	1,258
50,697	E.I. du Pont de Nemours & Co.	3,638
27,500	Eastman Chemical Co.	2,224
58,920	LyondellBasell Industries NV, Class - A	6,403
28,437	Monsanto Co.	3,199
280	Rayonier Advanced Materials, Inc.	9
4,995	Rockwood Holdings, Inc.	382
69,281	The Dow Chemical Co.	3,633
27,200	The Mosaic Co.	1,208
6,100	The Scotts Miracle-Gro Co.	336
		22,290
	Commercial Services & Supplies — 0.54%
6,680	Covanta Holding Corp.	142
11,141	Iron Mountain, Inc.	364
8,652	KAR Auction Services, Inc.	248
9,388	Pitney Bowes, Inc.	235
13,185	R.R. Donnelley & Sons Co.	217
12,825	Republic Services, Inc., Class - A	500
12,499	The ADT Corp.	443
25,529	Waste Management, Inc.	1,213
		3,362
	Communications Equipment — 1.30%
176,600	Brocade Communications Systems, Inc.	1,920
147,765	Cisco Systems, Inc.	3,718
37,207	Harris Corp.	2,471
		8,109
	Consumer Finance — 2.52%
18,550	Ameriprise Financial, Inc.	2,289
96,700	Capital One Financial Corp.	7,893
42,800	Discover Financial Services	2,756
23,233	Navient Corp.	411
5,690	Santander Consumer USA Holdings, Inc.	101
264,400	SLM Corp.	2,263
		15,713
	Containers & Packaging — 0.33%
6,484	Avery Dennison Corp.	290
5,747	Bemis Co., Inc.	219
2,025	Greif, Inc., Class - A	89
7,487	MeadWestvaco Corp.	307
25,487	Owens-Illinois, Inc.(a)	663
4,981	Packaging Corp. of America	317
4,484	Sonoco Products Co.	176
		2,061
	Distributors — 0.13%
8,945	Genuine Parts Co.	785

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Banks — 0.56%
83,710	U.S. BanCorp	$3,502

	Diversified Consumer Services — 0.05%
10,778	H&R Block, Inc.	334

	Diversified Financial Services — 0.65%
20,721	CME Group, Inc.	1,657
3,857	FNFV Group(a)	53
59,100	Voya Financial, Inc.	2,311
		4,021
	Diversified Telecommunication Services — 1.48%
102,711	AT&T, Inc.	3,620
29,966	CenturyLink, Inc.	1,225
54,296	Frontier Communications Corp.	353
73,552	Verizon Communications, Inc.	3,677
29,885	Windstream Holdings, Inc.^	322
		9,197
	Electric Utilities — 1.08%
1,429	American Electric Power, Inc.	75
2,658	Duke Energy Corp.	199
58,311	Edison International	3,261
516	Entergy Corp.	40
75,670	Exelon Corp.	2,580
1,488	FirstEnergy Corp.	50
1,304	NextEra Energy, Inc.	122
1,242	Northeast Utilities	55
652	OGE Energy Corp.	24
705	Pepco Holdings, Inc.	19
372	Pinnacle West Capital Corp.	20
2,124	PPL Corp.	70
3,676	The Southern Co.	160
1,941	Xcel Energy, Inc.	59
		6,734
	Electrical Equipment — 0.66%
21,613	Eaton Corp. PLC	1,370
43,396	Emerson Electric Co.	2,716
		4,086
	Energy Equipment & Services — 1.58%
22,500	Cameron International Corp.(a)	1,494
73,150	Halliburton Co.	4,718
6,876	Helmerich & Payne, Inc.	673
30,538	National Oilwell Varco, Inc.	2,324
23,058	Seadrill Ltd.	617
		9,826
	Food & Staples Retailing — 2.01%
47,250	CVS Caremark Corp.	3,761
26,867	Sysco Corp.	1,020
78,900	The Kroger Co.	4,102
47,711	Wal-Mart Stores, Inc.	3,648
		12,531
	Food Products — 1.80%
45,274	Archer-Daniels-Midland Co.	2,313
8,522	Campbell Soup Co.	364
65,600	ConAgra Foods, Inc.	2,167
11,701	Flowers Foods, Inc.	215
42,019	General Mills, Inc.	2,120
5,536	Ingredion, Inc.	420
15,463	Kellogg Co.	953
36,846	Kraft Foods Group, Inc.	2,078
2,458	Pinnacle Foods, Inc.	80
5,397	The J.M. Smucker Co.	534
		11,244
	Food Retail — 0.09%
17,105	Safeway, Inc.	587

	Gas Utilities — 0.38%
330	AGL Resources, Inc.	17
776	Questar Corp.	17
68,609	UGI Corp.	2,339
		2,373
	Health Care Equipment & Supplies — 1.33%
77,390	Abbott Laboratories	3,219
36,992	Baxter International, Inc.	2,655
28,452	Covidien PLC	2,461
		8,335
	Health Care Providers & Services — 2.12%
44,200	Aetna, Inc.	3,580
16,250	Express Scripts Holding Co.(a)	1,148
10,731	Quest Diagnostics, Inc.	651
28,950	UnitedHealth Group, Inc.	2,497
44,700	WellPoint, Inc.	5,347
		13,223
	Hotels, Restaurants & Leisure — 1.65%
27,611	Carnival Corp.	1,109
25,764	Darden Restaurants, Inc.	1,326
16,810	International Game Technology	284
48,449	Las Vegas Sands Corp.	3,014
35,720	McDonald's Corp.	3,387
6,565	Seaworld Entertainment, Inc.	126
2,884	Six Flags Entertainment Corp.	99
5,015	Wynn Resorts Ltd.	938
		10,283
	Household Durables — 0.59%
8,076	Garmin Ltd.	420
6,751	Leggett & Platt, Inc.	236
19,697	Newell Rubbermaid, Inc.	678
101,000	PulteGroup, Inc.	1,783
8,165	Tupperware Brands Corp.	564
		3,681
	Household Products — 1.64%
52,752	Colgate-Palmolive Co.	3,440
20,232	Kimberly-Clark Corp.	2,176
7,648	The Clorox Co.	735
46,115	The Procter & Gamble Co.	3,862
		10,213
	Independent Power and Renewable Electricity Producers — 0.41%
119,000	Calpine Corp.(a)	2,582

	Industrial Conglomerates — 1.87%
25,330	3M Co.	3,589
314,668	General Electric Co.	8,062
		11,651

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance — 7.65%
51,812	ACE Ltd.	$5,433
30,803	Aflac, Inc.	1,794
7,319	Allied World Assurance Co. Holdings AG	270
45,000	Allstate Corp.	2,762
39,300	American Financial Group, Inc.	2,275
101,000	American International Group, Inc.	5,457
42,400	Aon PLC	3,717
7,585	Arthur J. Gallagher & Co.	344
30,600	Aspen Insurance Holdings Ltd.	1,309
42,400	Assurant, Inc.	2,726
8,797	AXIS Capital Holdings Ltd.	416
10,752	Cincinnati Financial Corp.	506
3,433	CNA Financial Corp.	131
3,032	Endurance Specialty Holdings Ltd.	167
15,121	FNF Group	419
3,071	Hanover Insurance Group, Inc.	189
67,200	Lincoln National Corp.	3,601
1,888	Mercury General Corp.	92
14,235	Old Republic International Corp.	203
44,756	PartnerRe Ltd.	4,919
20,945	Principal Financial Group, Inc.	1,099
4,228	ProAssurance Corp.	186
29,898	Prudential Financial, Inc.	2,629
47,491	The Chubb Corp.	4,325
25,808	The Travelers Cos., Inc.	2,424
6,394	Validus Holdings Ltd.	250
		47,643
	IT Services — 2.51%
43,968	Accenture PLC, Class - A	3,575
27,185	Automatic Data Processing, Inc.	2,259
47,700	Booz Allen Hamilton Holding Corp.	1,116
20,143	International Business Machines Corp.	3,825
10,341	Leidos Holdings, Inc.	355
16,004	Paychex, Inc.	707
40,027	Western Union Co.	642
238,500	Xerox Corp.	3,155
		15,634
	Leisure Products — 0.19%
7,837	Hasbro, Inc.	431
24,675	Mattel, Inc.	756
		1,187
	Life & Health Insurance — 0.50%
57,909	MetLife, Inc.	3,111

	Machinery — 2.37%
51,521	Caterpillar, Inc.	5,103
39,993	Deere & Co.	3,279
33,900	Dover Corp.	2,723
59,600	ITT Corp.	2,678
11,053	Stanley Black & Decker, Inc.	981
		14,764
	Media — 3.41%
12,105	Cablevision Systems Corp., Class - A	212
5,651	Cinemark Holdings, Inc.	192
66,700	Comcast Corp.	3,588
14,739	Gannett Co., Inc.	437
4,914	Lamar Advertising Co.	242
86,700	Liberty Global PLC, Series C(a)	3,556
10,600	Liberty Media Corp.(a)	500
23,900	Liberty Media Corp., Class - C(a)	1,123
37,497	Omnicom Group, Inc.	2,582
3,118	Regal Entertainment Group, Class - A	62
20,774	Thomson Reuters Corp.	756
28,327	Time Warner, Inc.	2,130
42,803	Time, Inc.(a)	1,003
53,700	Twenty-First Century Fox, Inc.	1,841
39,041	Viacom, Inc., Class - B	3,004
		21,228
	Metals & Mining — 0.62%
2,290	Compass Minerals International, Inc.	193
67,507	Freeport-McMoRan Copper & Gold, Inc.	2,204
20,972	Nucor Corp.	1,138
13,825	Steel Dynamics, Inc.	313
		3,848
	Multiline Retail — 1.64%
16,400	Dillard's, Inc., Class - A	1,787
29,700	Dollar General Corp.(a)	1,815
14,843	Kohl's Corp.	906
31,100	Macy's, Inc.	1,809
61,749	Target Corp.	3,871
		10,188
	Multi-Utilities — 0.11%
372	Alliant Energy Corp.	21
850	Ameren Corp.	33
1,584	CenterPoint Energy, Inc.	39
916	CMS Energy Corp.	27
1,236	Consolidated Edison, Inc.	69
2,251	Dominion Resources, Inc.	155
573	DTE Energy Co.	44
947	NiSource, Inc.	39
1,338	PG&E Corp.	60
1,584	Public Service Enterprise Group, Inc.	59
530	SCANA Corp.	26
664	Sempra Energy	70
1,129	Wisconsin Energy Corp.	49
		691
	Oil, Gas & Consumable Fuels — 7.54%
27,508	Chevron Corp.	3,282
42,748	ConocoPhillips	3,271
664	CVR Energy, Inc.^	30
62,450	Encana Corp.	1,325
35,283	Exxon Mobil Corp.	3,318
1,855	Golar LNG Ltd.	123
80,100	Hess Corp.	7,555
12,915	HollyFrontier Corp.	564
38,675	Kinder Morgan, Inc.	1,483
50,500	Murphy Oil Corp.	2,874
117,628	Occidental Petroleum Corp.	11,309
12,681	ONEOK, Inc.	831
3,326	PBF Energy, Inc.	80
40,275	Phillips 66	3,275
15,000	SM Energy Co.	1,170
28,827	Spectra Energy Corp.	1,132
46,849	The Williams Cos., Inc.	2,593
59,300	Valero Energy Corp.	2,744
		46,959

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Paper & Forest Products — 0.05%
4,764	Domtar Corp.	$168
4,909	Weyerhaeuser Co.	156
		324
	Paper Products — 0.22%
28,156	International Paper Co.	1,344

	Pharmaceuticals — 6.36%
67,639	AbbVie, Inc.	3,907
122,347	Bristol-Myers Squibb Co.	6,262
37,140	Eli Lilly & Co.	2,409
34,657	Johnson & Johnson	3,694
62,580	Merck & Co., Inc.	3,710
14,050	Novartis AG - Sponsored ADR	1,323
529,422	Pfizer, Inc.	15,654
19,900	Valeant Pharmaceuticals International, Inc.(a)	2,611
		39,570
	Real Estate Investment Trusts — 0.90%
666	Alexandria Real Estate Equities, Inc.	49
935	American Campus Communities, Inc.	34
2,386	American Capital Agency Corp.	51
7,623	American Realty Capital Properties, Inc.	92
16,050	American Tower Corp.	1,502
6,044	Annaly Capital Management, Inc.	65
1,138	Apartment Investment & Management Co., Class - A	36
952	AvalonBay Communities, Inc.	134
1,446	BioMed Realty Trust, Inc.	29
1,250	Boston Properties, Inc.	145
1,071	Brandywine Realty Trust	15
688	Camden Property Trust	47
1,628	CBL & Associates Properties, Inc.	29
6,572	Chimera Investment Corp.	20
1,194	Columbia Property Trust, Inc.	29
590	Corporate Office Properties Trust	15
852	Corrections Corp. of America	29
2,696	DDR Corp.	45
1,335	Digital Realty Trust, Inc.	83
1,202	Douglas Emmett, Inc.	31
2,002	Duke Realty Corp.	34
771	Equity Commonwealth	20
779	Equity Lifestyle Properties, Inc.	33
3,079	Equity Residential	190
462	Essex Property Trust, Inc.	83
1,074	Extra Space Storage, Inc.	55
513	Federal Realty Investment Trust	61
5,234	General Growth Properties, Inc.	123
4,237	HCP, Inc.	168
2,389	Health Care REIT, Inc.	149
1,470	Healthcare Trust of America, Inc., Class - A	17
469	Home Properties, Inc.	27
1,304	Hospitality Properties Trust	35
6,988	Host Hotels & Resorts, Inc.	149
449	Kilroy Realty Corp.	27
3,458	Kimco Realty Corp.	76
1,122	Liberty Property Trust	37
2,609	MFA Financial, Inc.	20
581	Mid-America Apartment Communities, Inc.	38
805	National Retail Properties, Inc.	28
1,675	NorthStar Realty Finance Corp.	30
795	OMEGA Healthcare Investors, Inc.	27
1,253	Piedmont Office Realty Trust, Inc., Class - A	22
479	Post Properties, Inc.	25
3,754	Prologis, Inc.	142
1,430	Public Storage	237
1,729	Realty Income Corp.	71
564	Regency Centers Corp.	30
1,552	Retail Properties of America, Inc., Class - A	23
1,531	Senior Housing Properties Trust	32
3,003	Simon Property Group, Inc.	494
2,499	Spirit Realty Capital, Inc.	27
2,213	Starwood Property Trust, Inc.	49
559	Taubman Centers, Inc.	41
1,223	The Macerich Co.	78
2,401	Two Harbors Investment Corp.	23
1,857	UDR, Inc.	51
2,782	Ventas, Inc.	172
1,327	Vornado Realty Trust	133
768	Weingarten Realty Investors	24
806	WP Carey, Inc.	51
		5,632
	Regional Banks — 0.18%
55,274	Fifth Third Bancorp	1,107

	Restaurants — 0.03%
19,569	The Wendy's Co.	162

	Retail Real Estate Investment Trusts — 0.00%
870	Tanger Factory Outlet Centers, Inc.	28

	Road & Rail — 0.26%
14,723	Norfolk Southern Corp.	1,643

	Semiconductors — 0.13%
19,100	Xilinx, Inc.	809

	Semiconductors & Semiconductor Equipment — 3.00%
19,256	Analog Devices, Inc.	953
84,300	Applied Materials, Inc.	1,822
14,900	ASML Holding NV, NYS	1,472
24,700	Broadcom Corp.	998
119,459	Intel Corp.	4,160
10,778	KLA-Tencor Corp.	849
11,157	Linear Technology Corp.	495
14,921	Maxim Integrated Products, Inc.	451
9,839	Microchip Technology, Inc.	465
28,700	Micron Technology, Inc.(a)	983
126,084	Texas Instruments, Inc.	6,013
		18,661
	Software — 2.61%
44,360	CA, Inc.	1,239
112,900	Electronic Arts, Inc.(a)	4,020
165,881	Microsoft Corp.	7,691
60,350	Oracle Corp.	2,310
42,813	Symantec Corp.	1,007
		16,267
	Specialized Real Estate Investment Trusts — 0.01%
1,370	Plum Creek Timber Co., Inc.	53

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Specialized Real Estate Investment Trusts (continued)
1,084	Rayonier, Inc.	$34
		87
	Specialty Retail — 2.48%
19,552	Best Buy Co., Inc.	657
4,881	DSW, Inc.	147
40,600	Foot Locker, Inc.	2,259
83,108	GameStop Corp., Class - A	3,424
15,045	L Brands, Inc.	1,008
531,900	Office Depot, Inc.(a)	2,734
85,568	Staples, Inc.	1,035
45,301	The Home Depot, Inc.	4,156
		15,420
	Technology Hardware, Storage & Peripherals — 1.77%
3,185	Diebold, Inc.	112
253,500	Hewlett-Packard Co.	8,992
4,026	Lexmark International, Inc., Class - A	171
41,400	NetApp, Inc.	1,779
		11,054
	Textiles, Apparel & Luxury Goods — 0.23%
39,806	Coach, Inc.	1,417

	Thrifts & Mortgage Finance — 0.11%
26,408	New York Community Bancorp, Inc.	419
19,301	People's United Financial, Inc.	279
		698
	Tobacco — 1.49%
85,588	Altria Group, Inc.	3,933
18,450	Lorillard, Inc.	1,105
40,556	Philip Morris International, Inc.	3,382
14,375	Reynolds American, Inc.	848
		9,268
	Trading Companies & Distributors — 0.00%
433	Veritiv Corp.(a)	22

	Water Utilities — 0.01%
630	American Water Works Co., Inc.	30
666	Aqua America, Inc.	16
		46
	Wireless Telecommunication Services — 0.58%
110,266	Vodafone Group PLC - Sponsored ADR	3,627
	Total Common Stocks	567,527

	Time Deposit — 0.63%
$3,938	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/14	3,938
	Total Time Deposit	3,938

	Mutual Funds — 7.65%
656,980	Dreyfus Treasury Prime Cash Management Fund, 0.00% (b)	657
46,972,820	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)(c)	46,973
	Total Mutual Funds	47,630
	Total Investments
	(cost $505,909) — 99.37%	619,095
	Other assets in excess of liabilities — 0.63%	3,918
	Net Assets - 100.00%	$623,013

^	All or part of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $249 (amount in thousands).

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on September 30, 2014.
(c)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2014.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Value Equity Portfolio	Alliance Bernstein L.P.	Cadence Capital Management, LLC	Institutional Capital, LLC	Mellon Capital Management Corporation	Total

Common Stocks	29.25%	46.38%	15.46%	-	91.09%
Time Deposit	0.25%	-	0.38%	-	0.63%
Mutual Fund	-	0.11%	-	7.54%	7.65%
Other Assets (Liabilities)	0.55%	0.07%	0.02%	-0.01%	0.63%
Total Net Assets	30.05%	46.56%	15.86%	7.53%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 91.45%
	Aerospace & Defense — 3.17%
21,179	Exelis, Inc.	$350
26,512	General Dynamics Corp.	3,369
47,944	Honeywell International, Inc.	4,465
28,818	Lockheed Martin Corp.	5,267
28,474	Northrop Grumman Corp.	3,752
37,422	Raytheon Co.	3,803
90,092	The Boeing Co.	11,476
1,177	Vectrus, Inc.(a)	23
		32,505
	Air Freight & Logistics — 0.70%
17,951	C.H. Robinson Worldwide, Inc.	1,191
61,243	United Parcel Service, Inc., Class - B	6,019
		7,210
	Airlines — 0.32%
3,962	Copa Holdings SA, Class - A	425
80,500	Delta Air Lines, Inc.	2,910
		3,335
	Auto Components — 0.52%
15,522	Gentex Corp.	416
79,839	Johnson Controls, Inc.	3,513
16,100	Lear Corp.	1,391
		5,320
	Automobiles — 1.86%
923,286	Ford Motor Co.	13,655
170,322	General Motors Co.	5,440
		19,095
	Banks — 5.53%
956,900	Bank of America Corp.	16,316
3,766	Bank of Hawaii Corp.	214
8,652	BankUnited, Inc.	264
80,264	BB&T Corp.	2,987
3,207	BOK Financial Corp.	213
187,150	Citigroup, Inc.	9,698
4,043	Cullen/Frost Bankers, Inc.	309
23,120	Fulton Financial Corp.	256
108,505	JPMorgan Chase & Co.	6,536
10,026	M&T Bank Corp.	1,236
11,385	PacWest Bancorp	469
53,200	PNC Financial Services Group, Inc.	4,553
264,194	Wells Fargo & Co.	13,704
		56,755
	Beverages — 1.40%
22,980	Dr. Pepper Snapple Group, Inc.	1,478
70,759	PepsiCo, Inc.	6,587
148,870	The Coca-Cola Co.	6,351
		14,416
	Biotechnology — 0.51%
41,900	Gilead Sciences, Inc.(a)	4,460
46,000	Theravance, Inc.^	786
		5,246
	Capital Markets — 1.51%
2,955	Artisan Partners Asset Management, Inc.	154
14,922	BlackRock, Inc., Class - A	4,899
14,209	Eaton Vance Corp.	536
7,053	Federated Investors, Inc., Class - B	207
22,750	Goldman Sachs Group, Inc.	4,176
50,635	Invesco Ltd.	1,999
14,457	Lazard Ltd., Class - A	733
39,750	Northern Trust Corp.	2,704
1,997	NorthStar Asset Management Group, Inc.(a)	37
		15,445
	Chemicals — 3.58%
16,614	Air Products & Chemicals, Inc.	2,163
87,141	E.I. du Pont de Nemours & Co.	6,252
45,100	Eastman Chemical Co.	3,648
99,003	LyondellBasell Industries NV, Class - A	10,758
41,407	Monsanto Co.	4,659
433	Rayonier Advanced Materials, Inc.	14
8,684	Rockwood Holdings, Inc.	664
119,083	The Dow Chemical Co.	6,245
39,650	The Mosaic Co.	1,761
10,484	The Scotts Miracle-Gro Co.	577
		36,741
	Commercial Services & Supplies — 0.56%
11,484	Covanta Holding Corp.	244
19,145	Iron Mountain, Inc.	625
14,872	KAR Auction Services, Inc.	426
16,136	Pitney Bowes, Inc.	403
22,820	R.R. Donnelley & Sons Co.	376
22,044	Republic Services, Inc., Class - A	860
21,697	The ADT Corp.	769
43,882	Waste Management, Inc.	2,086
		5,789
	Communications Equipment — 1.30%
289,400	Brocade Communications Systems, Inc.	3,146
253,985	Cisco Systems, Inc.	6,392
57,995	Harris Corp.	3,851
		13,389
	Consumer Finance — 2.43%
27,050	Ameriprise Financial, Inc.	3,337
153,200	Capital One Financial Corp.	12,505
70,100	Discover Financial Services	4,514
37,408	Navient Corp.	662
9,783	Santander Consumer USA Holdings, Inc.	174
433,300	SLM Corp.	3,709
		24,901
	Containers & Packaging — 0.33%
11,144	Avery Dennison Corp.	498
9,881	Bemis Co., Inc.	376
3,386	Greif, Inc., Class - A	148
12,865	MeadWestvaco Corp.	527
37,189	Owens-Illinois, Inc.(a)	968
8,561	Packaging Corp. of America	546
7,708	Sonoco Products Co.	303
		3,366
	Distributors — 0.13%
15,378	Genuine Parts Co.	1,349

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Banks — 0.59%
143,889	U.S. BanCorp	$6,019

	Diversified Consumer Services — 0.06%
18,524	H&R Block, Inc.	574

	Diversified Financial Services — 0.65%
35,618	CME Group, Inc.	2,848
6,150	FNFV Group(a)	85
96,800	Voya Financial, Inc.	3,784
		6,717
	Diversified Telecommunication Services — 1.54%
176,546	AT&T, Inc.	6,221
51,507	CenturyLink, Inc.	2,106
93,323	Frontier Communications Corp.	608
126,238	Verizon Communications, Inc.	6,311
51,370	Windstream Holdings, Inc.^	554
		15,800
	Electric Utilities — 1.04%
2,396	American Electric Power, Inc.	125
4,504	Duke Energy Corp.	337
95,586	Edison International	5,344
865	Entergy Corp.	67
110,934	Exelon Corp.	3,782
2,503	FirstEnergy Corp.	84
2,184	NextEra Energy, Inc.	205
2,082	Northeast Utilities	92
1,076	OGE Energy Corp.	40
1,152	Pepco Holdings, Inc.	31
622	Pinnacle West Capital Corp.	34
3,552	PPL Corp.	117
6,321	The Southern Co.	276
3,245	Xcel Energy, Inc.	99
		10,633
	Electrical Equipment — 0.68%
37,153	Eaton Corp. PLC	2,354
74,593	Emerson Electric Co.	4,668
		7,022
	Energy Equipment & Services — 1.53%
32,750	Cameron International Corp.(a)	2,174
114,150	Halliburton Co.	7,363
11,820	Helmerich & Payne, Inc.	1,157
52,494	National Oilwell Varco, Inc.	3,995
39,636	Seadrill Ltd.	1,061
		15,750
	Food & Staples Retailing — 2.00%
72,950	CVS Caremark Corp.	5,806
46,176	Sysco Corp.	1,752
129,300	The Kroger Co.	6,724
82,009	Wal-Mart Stores, Inc.	6,271
		20,553
	Food Products — 1.88%
78,081	Archer-Daniels-Midland Co.	3,991
14,647	Campbell Soup Co.	626
112,764	ConAgra Foods, Inc.	3,726
20,111	Flowers Foods, Inc.	369
72,224	General Mills, Inc.	3,644
9,515	Ingredion, Inc.	721
26,582	Kellogg Co.	1,637
63,337	Kraft Foods Group, Inc.	3,572
3,956	Pinnacle Foods, Inc.	129
9,278	The J.M. Smucker Co.	918
		19,333
	Food Retail — 0.10%
29,402	Safeway, Inc.	1,008

	Gas Utilities — 0.38%
552	AGL Resources, Inc.	28
1,270	Questar Corp.	28
112,458	UGI Corp.	3,834
		3,890
	Health Care Equipment & Supplies — 1.69%
133,024	Abbott Laboratories	5,532
63,502	Baxter International, Inc.	4,558
41,434	Covidien PLC	3,585
59,500	Medtronic, Inc.	3,686
		17,361
	Health Care Providers & Services — 2.05%
72,400	Aetna, Inc.	5,864
23,700	Express Scripts Holding Co.(a)	1,674
18,444	Quest Diagnostics, Inc.	1,119
42,200	UnitedHealth Group, Inc.	3,640
73,300	WellPoint, Inc.	8,768
		21,065
	Hotels, Restaurants & Leisure — 1.73%
47,465	Carnival Corp.	1,907
44,289	Darden Restaurants, Inc.	2,279
29,180	International Game Technology	492
83,274	Las Vegas Sands Corp.	5,180
61,398	McDonald's Corp.	5,822
11,280	Seaworld Entertainment, Inc.	217
4,886	Six Flags Entertainment Corp.	168
8,621	Wynn Resorts Ltd.	1,613
		17,678
	Household Durables — 0.60%
13,881	Garmin Ltd.	722
11,602	Leggett & Platt, Inc.	405
33,853	Newell Rubbermaid, Inc.	1,165
165,500	PulteGroup, Inc.	2,923
14,033	Tupperware Brands Corp.	969
		6,184
	Household Products — 1.71%
90,672	Colgate-Palmolive Co.	5,914
34,781	Kimberly-Clark Corp.	3,741
13,147	The Clorox Co.	1,263
78,856	The Procter & Gamble Co.	6,603
		17,521
	Independent Power and Renewable Electricity Producers — 0.43%
203,400	Calpine Corp.(a)	4,414

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Conglomerates — 1.83%
43,542	3M Co.	$6,169
494,450	General Electric Co.	12,668
		18,837
	Insurance — 7.67%
81,559	ACE Ltd.	8,553
52,949	Aflac, Inc.	3,084
12,580	Allied World Assurance Co. Holdings AG	463
73,800	Allstate Corp.	4,529
64,400	American Financial Group, Inc.	3,728
165,500	American International Group, Inc.	8,941
69,500	Aon PLC	6,093
13,039	Arthur J. Gallagher & Co.	591
49,100	Aspen Insurance Holdings Ltd.	2,099
69,500	Assurant, Inc.	4,469
15,119	AXIS Capital Holdings Ltd.	716
18,483	Cincinnati Financial Corp.	870
5,883	CNA Financial Corp.	224
5,121	Endurance Specialty Holdings Ltd.	283
25,990	FNF Group	721
5,210	Hanover Insurance Group, Inc.	320
110,200	Lincoln National Corp.	5,905
3,170	Mercury General Corp.	155
24,469	Old Republic International Corp.	349
73,450	PartnerRe Ltd.	8,070
35,996	Principal Financial Group, Inc.	1,889
7,264	ProAssurance Corp.	320
51,390	Prudential Financial, Inc.	4,519
79,252	The Chubb Corp.	7,218
44,361	The Travelers Cos., Inc.	4,167
11,051	Validus Holdings Ltd.	433
		78,709
	IT Services — 2.58%
75,576	Accenture PLC, Class - A	6,146
46,728	Automatic Data Processing, Inc.	3,882
75,899	Booz Allen Hamilton Holding Corp.	1,776
34,447	International Business Machines Corp.	6,539
17,776	Leidos Holdings, Inc.	610
27,510	Paychex, Inc.	1,216
68,803	Western Union Co.	1,104
390,900	Xerox Corp.	5,172
		26,445
	Leisure Products — 0.20%
13,605	Hasbro, Inc.	748
42,412	Mattel, Inc.	1,300
		2,048
	Life & Health Insurance — 0.52%
99,541	MetLife, Inc.	5,347

	Machinery — 2.42%
87,789	Caterpillar, Inc.	8,694
68,742	Deere & Co.	5,636
55,500	Dover Corp.	4,458
97,600	ITT Corp.	4,386
19,197	Stanley Black & Decker, Inc.	1,705
		24,879
	Media — 3.20%
20,806	Cablevision Systems Corp., Class - A	364
9,716	Cinemark Holdings, Inc.	331
97,250	Comcast Corp.	5,230
25,335	Gannett Co., Inc.	752
8,450	Lamar Advertising Co.	416
142,100	Liberty Global PLC, Series C(a)	5,828
15,500	Liberty Media Corp.(a)	731
34,950	Liberty Media Corp., Class - C(a)	1,642
59,020	Omnicom Group, Inc.	4,064
5,281	Regal Entertainment Group, Class - A	105
35,709	Thomson Reuters Corp.	1,300
41,572	Time Warner, Inc.	3,127
62,421	Time, Inc.(a)	1,463
87,900	Twenty-First Century Fox, Inc.	3,014
56,969	Viacom, Inc., Class - B	4,383
		32,750
	Metals & Mining — 0.64%
3,970	Compass Minerals International, Inc.	335
116,034	Freeport-McMoRan Copper & Gold, Inc.	3,788
36,051	Nucor Corp.	1,957
23,763	Steel Dynamics, Inc.	537
		6,617
	Multiline Retail — 1.70%
30,600	Dillard's, Inc., Class - A	3,335
48,700	Dollar General Corp.(a)	2,976
25,515	Kohl's Corp.	1,557
50,900	Macy's, Inc.	2,961
106,137	Target Corp.	6,653
		17,482
	Multi-Utilities — 0.11%
622	Alliant Energy Corp.	34
1,417	Ameren Corp.	54
2,660	CenterPoint Energy, Inc.	65
1,525	CMS Energy Corp.	45
2,072	Consolidated Edison, Inc.	117
3,758	Dominion Resources, Inc.	261
944	DTE Energy Co.	72
1,576	NiSource, Inc.	65
2,241	PG&E Corp.	101
2,660	Public Service Enterprise Group, Inc.	99
887	SCANA Corp.	44
1,094	Sempra Energy	115
1,893	Wisconsin Energy Corp.	81
		1,153
	Oil, Gas & Consumable Fuels — 7.64%
47,283	Chevron Corp.	5,642
73,473	ConocoPhillips	5,622
1,094	CVR Energy, Inc.	49
91,050	Encana Corp.	1,931
60,648	Exxon Mobil Corp.	5,704
3,112	Golar LNG Ltd.	207
131,400	Hess Corp.	12,393
22,197	HollyFrontier Corp.	970
66,479	Kinder Morgan, Inc.	2,549
87,800	Murphy Oil Corp.	4,997
191,113	Occidental Petroleum Corp.	18,375
21,794	ONEOK, Inc.	1,429

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
5,674	PBF Energy, Inc.	$136
69,231	Phillips 66	5,629
26,500	SM Energy Co.	2,067
49,546	Spectra Energy Corp.	1,945
80,226	The Williams Cos., Inc.	4,441
97,100	Valero Energy Corp.	4,493
		78,579
	Paper & Forest Products — 0.05%
8,190	Domtar Corp.	288
8,440	Weyerhaeuser Co.	269
		557
	Paper Products — 0.22%
48,390	International Paper Co.	2,310

	Pharmaceuticals — 6.28%
116,262	AbbVie, Inc.	6,715
197,894	Bristol-Myers Squibb Co.	10,128
63,837	Eli Lilly & Co.	4,140
59,568	Johnson & Johnson	6,349
107,568	Merck & Co., Inc.	6,377
20,450	Novartis AG - Sponsored ADR	1,925
848,975	Pfizer, Inc.	25,105
28,950	Valeant Pharmaceuticals International, Inc.(a)	3,799
		64,538
	Real Estate Investment Trusts — 0.90%
1,099	Alexandria Real Estate Equities, Inc.	81
1,558	American Campus Communities, Inc.	57
4,008	American Capital Agency Corp.	85
13,108	American Realty Capital Properties, Inc.	158
23,400	American Tower Corp.	2,191
10,387	Annaly Capital Management, Inc.	111
1,848	Apartment Investment & Management Co., Class - A	59
1,586	AvalonBay Communities, Inc.	224
2,422	BioMed Realty Trust, Inc.	49
2,094	Boston Properties, Inc.	242
1,783	Brandywine Realty Trust	25
1,124	Camden Property Trust	77
2,662	CBL & Associates Properties, Inc.	48
11,294	Chimera Investment Corp.	34
2,000	Columbia Property Trust, Inc.	48
972	Corporate Office Properties Trust	25
1,349	Corrections Corp. of America	46
4,567	DDR Corp.	76
2,235	Digital Realty Trust, Inc.	139
2,014	Douglas Emmett, Inc.	52
3,346	Duke Realty Corp.	57
1,260	Equity Commonwealth	32
1,275	Equity Lifestyle Properties, Inc.	54
5,214	Equity Residential	321
775	Essex Property Trust, Inc.	139
1,789	Extra Space Storage, Inc.	92
859	Federal Realty Investment Trust	102
8,997	General Growth Properties, Inc.	212
7,283	HCP, Inc.	289
3,988	Health Care REIT, Inc.	249
3,459	Healthcare Trust of America, Inc., Class - A	40
784	Home Properties, Inc.	46
2,184	Hospitality Properties Trust	59
12,013	Host Hotels & Resorts, Inc.	256
749	Kilroy Realty Corp.	45
5,924	Kimco Realty Corp.	130
1,869	Liberty Property Trust	62
4,417	MFA Financial, Inc.	34
958	Mid-America Apartment Communities, Inc.	63
1,317	National Retail Properties, Inc.	46
2,813	NorthStar Realty Finance Corp.	50
1,303	OMEGA Healthcare Investors, Inc.	45
2,100	Piedmont Office Realty Trust, Inc., Class - A	37
801	Post Properties, Inc.	41
6,455	Prologis, Inc.	243
2,465	Public Storage	409
2,904	Realty Income Corp.	118
930	Regency Centers Corp.	50
3,643	Retail Properties of America, Inc., Class - A	53
2,573	Senior Housing Properties Trust	54
5,090	Simon Property Group, Inc.	837
4,235	Spirit Realty Capital, Inc.	46
3,684	Starwood Property Trust, Inc.	81
935	Taubman Centers, Inc.	68
2,049	The Macerich Co.	131
4,029	Two Harbors Investment Corp.	39
3,117	UDR, Inc.	85
4,717	Ventas, Inc.	292
2,221	Vornado Realty Trust	222
1,255	Weingarten Realty Investors	40
1,569	WP Carey, Inc.	100
		9,196
	Regional Banks — 0.19%
95,010	Fifth Third Bancorp	1,902

	Restaurants — 0.03%
33,639	The Wendy's Co.	278

	Retail Real Estate Investment Trusts — 0.00%
1,448	Tanger Factory Outlet Centers, Inc.	47

	Road & Rail — 0.28%
25,303	Norfolk Southern Corp.	2,824

	Semiconductors — 0.14%
32,826	Xilinx, Inc.	1,390

	Semiconductors & Semiconductor Equipment — 2.97%
33,097	Analog Devices, Inc.	1,638
138,100	Applied Materials, Inc.	2,984
21,750	ASML Holding NV, NYS	2,149
36,050	Broadcom Corp.	1,457
204,274	Intel Corp.	7,113
18,524	KLA-Tencor Corp.	1,459
19,174	Linear Technology Corp.	851
25,644	Maxim Integrated Products, Inc.	775
16,914	Microchip Technology, Inc.	799

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
44,600	Micron Technology, Inc.(a)	$1,528
203,672	Texas Instruments, Inc.	9,714
		30,467
	Software — 2.60%
76,246	CA, Inc.	2,130
185,100	Electronic Arts, Inc.(a)	6,591
278,149	Microsoft Corp.	12,896
88,100	Oracle Corp.	3,372
73,593	Symantec Corp.	1,730
		26,719
	Specialized Real Estate Investment Trusts — 0.01%
2,296	Plum Creek Timber Co., Inc.	90
1,808	Rayonier, Inc.	56
		146
	Specialty Retail — 2.54%
33,612	Best Buy Co., Inc.	1,129
8,392	DSW, Inc.	253
66,600	Foot Locker, Inc.	3,706
137,074	GameStop Corp., Class - A	5,647
25,862	L Brands, Inc.	1,732
914,600	Office Depot, Inc.(a)	4,701
147,084	Staples, Inc.	1,780
77,464	The Home Depot, Inc.	7,107
		26,055
	Technology Hardware, Storage & Peripherals — 1.74%
5,398	Diebold, Inc.	191
417,800	Hewlett-Packard Co.	14,819
6,915	Lexmark International, Inc., Class - A	294
60,350	NetApp, Inc.	2,593
		17,897
	Textiles, Apparel & Luxury Goods — 0.24%
68,425	Coach, Inc.	2,437

	Thrifts & Mortgage Finance — 0.12%
45,387	New York Community Bancorp, Inc.	720
33,178	People's United Financial, Inc.	480
		1,200
	Tobacco — 1.55%
147,117	Altria Group, Inc.	6,760
31,716	Lorillard, Inc.	1,900
69,717	Philip Morris International, Inc.	5,814
24,703	Reynolds American, Inc.	1,457
		15,931
	Trading Companies & Distributors — 0.00%
662	Veritiv Corp.(a)	33

	Water Utilities — 0.01%
1,038	American Water Works Co., Inc.	50
1,099	Aqua America, Inc.	26
		76
	Wireless Telecommunication Services — 0.56%
176,122	Vodafone Group PLC - Sponsored ADR	5,793
	Total Common Stocks	939,026

	Time Deposit — 0.67%
$6,878	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/14	6,878
	Total Time Deposit	6,878

	Mutual Funds — 7.63%
847,800	Dreyfus Treasury Prime Cash Management Fund, 0.00% (b)	848
77,459,151	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)(c)	77,459
	Total Mutual Funds	78,307
	Total Investments
	(cost $854,075) — 99.75%	1,024,211
	Other assets in excess of liabilities — 0.25%	2,580
	Net Assets - 100.00%	$1,026,791

^	All or part of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $941 (amount in thousands).

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on September 30, 2014.
(c)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2014.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Value Equity Portfolio	Alliance Bernstein L.P.	Cadence Capital Management, LLC	Institutional Capital, LLC	Mellon Capital Management Corporation	Total

Common Stocks	29.44%	48.33%	13.68%	-	91.45%
Time Deposit	0.33%	-	0.34%	-	0.67%
Mutual Fund	-	0.08%	-	7.55%	7.63%
Other Assets (Liabilities)	0.23%	-	0.02%	-	0.25%
Total Net Assets	30.00%	48.41%	14.04%	7.55%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 90.94%
	Aerospace & Defense — 2.20%
2,518	Engility Holdings, Inc.(a)	$78
13,349	General Dynamics Corp.	1,697
4,146	L-3 Communications Holdings, Inc.	493
28,511	Precision Castparts Corp.	6,753
6,113	Rockwell Collins, Inc.	480
39,786	The Boeing Co.	5,068
38,369	United Technologies Corp.	4,052
		18,621
	Air Freight & Logistics — 0.10%
6,894	C.H. Robinson Worldwide, Inc.	458
8,979	Expeditors International of Washington, Inc.	364
		822
	Auto Components — 0.02%
6,074	Gentex Corp.	163

	Automobiles — 0.44%
15,249	Tesla Motors, Inc.(a)	3,701

	Banks — 0.02%
2,143	Cullen/Frost Bankers, Inc.	164

	Beverages — 1.65%
6,176	Brown-Forman Corp., Class - B	557
5,701	Monster Beverage Corp.(a)	523
65,466	PepsiCo, Inc.	6,094
160,342	The Coca-Cola Co.	6,840
		14,014
	Biotechnology — 5.60%
36,665	Alexion Pharmaceuticals, Inc.(a)	6,080
87,097	Amgen, Inc.	12,233
24,393	Biogen Idec, Inc.(a)	8,068
53,183	Celgene Corp.(a)	5,041
63,463	Gilead Sciences, Inc.(a)	6,756
10,739	Regeneron Pharmaceuticals, Inc.(a)	3,872
48,273	Vertex Pharmaceuticals, Inc.(a)	5,422
		47,472
	Capital Markets — 2.25%
5,375	BlackRock, Inc., Class - A	1,765
2,690	Federated Investors, Inc., Class - B	79
17,605	Franklin Resources, Inc.	961
21,495	Goldman Sachs Group, Inc.	3,946
120,332	Morgan Stanley	4,160
5,745	SEI Investments Co.	208
94,256	State Street Corp.	6,939
10,757	T. Rowe Price Group, Inc.	843
3,665	Waddell & Reed Financial, Inc., Class - A	189
		19,090
	Chemicals — 2.72%
67,713	Ecolab, Inc.	7,775
3,290	International Flavors & Fragrances, Inc.	315
105,519	Monsanto Co.	11,873
12,630	Praxair, Inc.	1,629
5,064	Sigma-Aldrich Corp.	689
3,606	The Sherwin-Williams Co.	790
		23,071
	Commercial Services & Supplies — 0.14%
4,503	Cintas Corp.	318
4,323	Copart, Inc.(a)	135
2,770	Rollins, Inc.	81
3,522	Stericycle, Inc.(a)	411
5,099	Waste Connections, Inc.	247
		1,192
	Communications Equipment — 1.94%
229,262	Cisco Systems, Inc.	5,771
2,896	F5 Networks, Inc.(a)	344
138,394	Qualcomm, Inc.	10,347
		16,462
	Construction & Engineering — 0.05%
4,820	AECOM Technology Corp.(a)	163
5,394	Jacobs Engineering Group, Inc.(a)	263
		426
	Consumer Finance — 0.84%
81,720	American Express Co.	7,154

	Containers & Packaging — 0.02%
2,710	AptarGroup, Inc.	164

	Distributors — 0.07%
6,473	Genuine Parts Co.	568

	Diversified Consumer Services — 0.01%
4,635	Apollo Group, Inc., Class - A(a)	117
1,191	ITT Educational Services, Inc.(a)	5
		122
	Diversified Financial Services — 0.21%
3,646	CBOE Holdings, Inc.	195
337	FNFV Group(a)	5
2,953	IntercontinentalExchange Group, Inc.	576
11,672	The McGraw-Hill Cos., Inc.	985
		1,761

	Electrical Equipment — 0.43%
10,187	AMETEK, Inc.	511
5,114	Eaton Corp. PLC	324
30,929	Emerson Electric Co.	1,937
2,332	Hubbell, Inc., Class - B	281
4,180	Roper Industries, Inc.	611
		3,664
	Electronic Equipment, Instruments & Components — 0.15%
6,822	Amphenol Corp., Class - A	681
2,191	Dolby Laboratories, Inc., Class - A(a)	92
6,491	FLIR Systems, Inc.	203
3,651	National Instruments Corp.	113
1,999	Zebra Technologies Corp.(a)	142
		1,231
	Energy Equipment & Services — 2.15%
975	CARBO Ceramics, Inc.	58
10,193	FMC Technologies, Inc.(a)	554
17,736	National Oilwell Varco, Inc.	1,349
4,538	Oceaneering International, Inc.	296

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
156,732	Schlumberger Ltd.	$15,938
		18,195

	Food & Staples Retailing — 3.16%
64,666	Costco Wholesale Corp.	8,103
52,702	CVS Caremark Corp.	4,195
24,916	Sysco Corp.	946
1,249	The Fresh Market, Inc.(a)	44
35,763	Walgreen Co.	2,120
70,480	Wal-Mart Stores, Inc.	5,390
156,328	Whole Foods Market, Inc.	5,957
		26,755
	Food Products — 1.08%
7,238	Flowers Foods, Inc.	133
22,060	Hershey Co.	2,106
5,612	Hormel Foods Corp.	288
10,169	Kellogg Co.	626
5,582	McCormick & Co., Inc.	373
8,503	Mead Johnson Nutrition Co.	818
127,915	Mondelez International, Inc., Class - A	4,384
4,681	The J.M. Smucker Co.	463
		9,191
	Health Care Equipment & Supplies — 2.31%
167,506	Abbott Laboratories	6,966
23,083	Baxter International, Inc.	1,657
8,556	Becton, Dickinson & Co.	974
3,586	C.R. Bard, Inc.	512
20,334	Covidien PLC	1,759
5,850	Dentsply International, Inc.	267
4,500	Edwards Lifesciences Corp.(a)	460
2,174	IDEXX Laboratories, Inc.(a)	256
1,645	Intuitive Surgical, Inc.(a)	760
43,725	Medtronic, Inc.	2,708
5,919	ResMed, Inc.^	292
13,128	St. Jude Medical, Inc.	789
13,029	Stryker Corp.	1,052
4,697	Varian Medical Systems, Inc.(a)	376
7,450	Zimmer Holdings, Inc.	749
		19,577
	Health Care Providers & Services — 1.55%
10,620	AmerisourceBergen Corp.	821
33,733	Express Scripts Holding Co.(a)	2,382
3,827	Henry Schein, Inc.(a)	446
6,928	Humana, Inc.	903
4,065	Laboratory Corp. of America Holdings(a)	414
9,833	McKesson Corp.	1,913
4,136	MEDNAX, Inc.(a)	227
3,973	Patterson Cos., Inc.	165
6,341	Quest Diagnostics, Inc.	385
44,418	UnitedHealth Group, Inc.	3,830
13,915	WellPoint, Inc.	1,665
		13,151
	Health Care Technology — 0.80%
113,119	Cerner Corp.(a)	6,738

	Hotels, Restaurants & Leisure — 3.90%
5,692	Chipotle Mexican Grill, Inc.(a)	3,794
5,232	Darden Restaurants, Inc.	269
51,341	Dunkin' Brands Group, Inc.	2,301
25,973	Las Vegas Sands Corp.	1,616
61,212	Marriott International, Inc.	4,279
41,221	McDonald's Corp.	3,908
1,208	Panera Bread Co., Class - A(a)	197
155,467	Starbucks Corp.	11,731
68,771	YUM! Brands, Inc.	4,950
		33,045
	Household Durables — 0.03%
4,653	Garmin Ltd.	242

	Household Products — 2.39%
5,794	Church & Dwight Co., Inc.	407
145,197	Colgate-Palmolive Co.	9,470
16,339	Kimberly-Clark Corp.	1,758
5,387	The Clorox Co.	517
96,386	The Procter & Gamble Co.	8,071
		20,223
	Industrial Conglomerates — 0.71%
29,390	3M Co.	4,164
24,603	Danaher Corp.	1,869
		6,033
	Insurance — 0.54%
47,170	Aon PLC	4,136
4,928	Brown & Brown, Inc.	158
973	FNF Group	27
6,324	Torchmark Corp.	332
		4,653
	Internet & Catalog Retail — 4.03%
47,521	Amazon.com, Inc.(a)	15,323
10,611	Netflix.com, Inc.(a)	4,787
9,357	Priceline.com, Inc.(a)	10,841
34,873	TripAdvisor, Inc.(a)	3,188
		34,139
	Internet Software & Services — 8.63%
31,868	Alibaba Group Holding Ltd. - Sponsored ADR(a)	2,832
48,058	eBay, Inc.(a)	2,722
29,040	Equinix, Inc.(a)	6,170
162,104	Facebook, Inc., Class - A(a)	12,813
37,650	Google, Inc.(a)	21,737
22,781	Google, Inc., Class - A(a)	13,404
39,415	LinkedIn Corp., Class - A(a)	8,190
33,433	Pandora Media, Inc.(a)	808
4,590	Rackspace Hosting, Inc.(a)	149
81,001	Twitter, Inc.(a)	4,178
10,022	Youku, Inc., ADR(a)	180
		73,183
	IT Services — 6.22%
26,738	Accenture PLC, Class - A	2,174
110,439	Automatic Data Processing, Inc.	9,175
5,162	Broadridge Financial Solutions, Inc.	215
26,029	Cognizant Technology Solutions Corp.(a)	1,165
1,920	FleetCor Technologies, Inc.(a)	273
3,222	Global Payments, Inc.	225
33,546	International Business Machines Corp.	6,368
3,651	Jack Henry & Associates, Inc.	203
2,975	Leidos Holdings, Inc.	102

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
142,186	MasterCard, Inc., Class - A	$10,511
2,744	NeuStar, Inc., Class - A(a)	68
13,648	Paychex, Inc.	603
1,660	Science Applications International Corp.	73
6,839	Teradata Corp.(a)	287
6,742	Total System Services, Inc.	209
96,918	Visa, Inc., Class - A	20,680
26,170	Western Union Co.	420
		52,751
	Leisure Products — 0.05%
2,705	Polaris Industries, Inc.	405

	Life Sciences Tools & Services — 0.88%
2,216	Covance, Inc.(a)	174
27,596	Illumina, Inc.(a)	4,524
1,360	Mettler-Toledo International, Inc.(a)	348
1,478	Techne Corp.	138
15,414	Thermo Electron Corp.	1,876
3,628	Waters Corp.(a)	360
		7,420
	Machinery — 0.35%
5,992	Donaldson Co., Inc.	243
3,553	IDEX Corp.	257
17,753	Illinois Tool Works, Inc.	1,499
4,895	Pall Corp.	410
3,885	Wabtec Corp.	315
7,974	Xylem, Inc.	283
		3,007
	Marine — 0.03%
2,222	Kirby Corp.(a)	262

	Media — 2.59%
39,614	Discovery Communications, Inc.(a)	1,497
37,714	Discovery Communications, Inc.(a)	1,406
1,857	John Wiley & Sons, Inc., Class - A	104
1,149	Morningstar, Inc.	78
11,319	Omnicom Group, Inc.	779
3,557	Scripps Networks Interactive, Class - A	278
147,446	The Walt Disney Co.	13,128
135,951	Twenty-First Century Fox, Inc.	4,662
		21,932
	Multiline Retail — 0.18%
9,653	Dollar Tree, Inc.(a)	541
4,197	Family Dollar Stores, Inc.	324
10,302	Kohl's Corp.	629
		1,494
	Oil, Gas & Consumable Fuels — 2.73%
58,468	Chevron Corp.	6,976
32,473	Concho Resources, Inc.(a)	4,072
40,351	EOG Resources, Inc.	3,996
85,204	Exxon Mobil Corp.	8,013
2,770	World Fuel Services Corp.	111
		23,168
	Personal Products — 0.10%
2,323	Nu Skin Enterprises, Inc., Class - A	105
9,697	The Estee Lauder Cos., Inc., Class - A	724
		829
	Pharmaceuticals — 6.91%
65,559	AbbVie, Inc.	3,787
16,876	Actavis, Inc. PLC(a)	4,072
29,684	Allergan, Inc.	5,289
111,790	Bristol-Myers Squibb Co.	5,721
42,688	Eli Lilly & Co.	2,768
6,929	Hospira, Inc.(a)	361
90,797	Johnson & Johnson	9,678
2,276	Mallinckrodt PLC(a)	205
202,610	Merck & Co., Inc.	12,011
129,924	Novo Nordisk A/S, ADR	6,187
28,290	Perrigo Co. PLC	4,249
75,358	Sanofi-Aventis, ADR	4,252
		58,580
	Professional Services — 0.12%
5,054	Equifax, Inc.	377
2,500	Towers Watson & Co., Class - A	249
6,102	Versik Analytics, Inc., Class - A(a)	372
		998
	Real Estate Investment Trusts — 0.41%
37,415	American Tower Corp.	3,503

	Road & Rail — 1.17%
25,209	Canadian Pacific Railway Ltd.	5,230
1,792	Landstar System, Inc.	129
42,047	Union Pacific Corp.	4,559
		9,918
	Semiconductors & Semiconductor Equipment — 1.32%
13,659	Altera Corp.	489
63,181	ARM Holdings PLC, ADR	2,760
215,508	Intel Corp.	7,504
8,244	Microchip Technology, Inc.	389
		11,142
	Software — 5.64%
79,226	Adobe Systems, Inc.(a)	5,482
3,852	ANSYS, Inc.(a)	291
7,561	Citrix Systems, Inc.(a)	539
1,920	FactSet Research Systems, Inc.	233
48,509	FireEye, Inc.^(a)	1,482
12,298	Intuit, Inc.	1,078
161,720	Oracle Corp.	6,191
142,783	Red Hat, Inc.(a)	8,017
170,413	Salesforce.com, Inc.(a)	9,805
61,710	SAP AG, ADR^	4,453
2,329	SolarWinds, Inc.(a)	98
50,584	Splunk, Inc.(a)	2,800
7,974	Tableau Software, Inc., Class - A(a)	579
41,074	VMware, Inc., Class - A(a)	3,854
34,479	Workday, Inc., Class - A(a)	2,845
		47,747
	Specialty Retail — 4.73%
3,396	Aaron's, Inc.	83
3,612	Abercrombie & Fitch Co., Class - A	131
3,005	Advance Auto Parts, Inc.	392
4,905	Ascena Retail Group, Inc.(a)	65
1,555	AutoZone, Inc.(a)	793
9,766	Bed Bath & Beyond, Inc.(a)	643
11,472	Best Buy Co., Inc.	385
3,955	Dick's Sporting Goods, Inc.	174

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
2,941	Guess?, Inc.	$65
353,058	Industria de Diseno Textil SA, ADR	4,816
164,140	Lowe's Cos., Inc.	8,686
26,444	O'Reilly Automotive, Inc.(a)	3,976
4,423	PetSmart, Inc.	310
9,308	Ross Stores, Inc.	703
3,555	Signet Jewelers Ltd.	405
29,566	Staples, Inc.	358
64,031	The Home Depot, Inc.	5,874
127,998	The TJX Cos., Inc.	7,574
42,877	Tiffany & Co.	4,129
2,553	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	302
4,313	Urban Outfitters, Inc.(a)	158
		40,022
	Technology Hardware, Storage & Peripherals — 3.47%
290,557	Apple, Inc.	29,273
2,978	Lexmark International, Inc., Class - A	127
		29,400
	Textiles, Apparel & Luxury Goods — 2.32%
12,081	Coach, Inc.	430
1,579	Deckers Outdoor Corp.(a)	153
2,097	Fossil Group, Inc.(a)	197
37,211	Michael Kors Holdings Ltd.(a)	2,656
110,381	NIKE, Inc., Class - B	9,846
2,571	Ralph Lauren Corp.	424
72,076	Under Armour, Inc., Class - A(a)	4,980
14,538	V.F. Corp.	960
		19,646
	Tobacco — 0.79%
16,384	Lorillard, Inc.	982
68,358	Philip Morris International, Inc.	5,701
		6,683
	Trading Companies & Distributors — 0.79%
129,391	Fastenal Co.	5,809
1,816	MSC Industrial Direct Co., Inc., Class - A	155
4,424	NOW, Inc.(a)	135
2,264	W.W. Grainger, Inc.	570
		6,669
	Total Common Stocks	770,563

	Time Deposit — 1.89%
$16,052	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/14	16,052
	Total Time Deposit	16,052

	Mutual Funds — 7.37%
62,068,342	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)(c)	62,069
362,280	SSgA Treasury Money Market Fund, 0.00% (b)	362
	Total Mutual Funds	62,431
	Total Investments
	(cost $566,331) — 100.20%	849,046
	Liabilities in excess of other assets — (0.20)%	(1,674)
	Net Assets - 100.00%	$847,372

^ All or part of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $3,033 (amount in thousands).

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on September 30, 2014.
(c)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2014.

ADR—American Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Growth Equity Portfolio	Jennison Associates LLC	Mellon Capital Management Corporation	Sustainable Growth Advisers	Total

Common Stocks	37.10%	33.40%	20.44%	90.94%
Time Deposits	1.00%	-	0.89%	1.89%
Mutual Fund	-	7.37%	-	7.37%
Other Assets (Liabilities)	-0.02%	0.03%	-0.21%	-0.20%
Total Net Assets	38.08%	40.80%	21.12%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 80.15%
	Aerospace & Defense — 2.19%
4,521	Engility Holdings, Inc.(a)	$141
22,645	General Dynamics Corp.	2,878
7,063	L-3 Communications Holdings, Inc.	840
49,068	Precision Castparts Corp.	11,623
10,342	Rockwell Collins, Inc.	812
68,623	The Boeing Co.	8,741
65,496	United Technologies Corp.	6,916
		31,951
	Air Freight & Logistics — 0.10%
11,885	C.H. Robinson Worldwide, Inc.	788
15,525	Expeditors International of Washington, Inc.	630
		1,418
	Auto Components — 0.02%
9,931	Gentex Corp.	266

	Automobiles — 0.44%
26,302	Tesla Motors, Inc.(a)	6,383

	Banks — 0.02%
3,871	Cullen/Frost Bankers, Inc.	296

	Beverages — 1.65%
10,440	Brown-Forman Corp., Class - B	942
10,341	Monster Beverage Corp.(a)	948
111,925	PepsiCo, Inc.	10,419
273,945	The Coca-Cola Co.	11,686
		23,995
	Biotechnology — 4.90%
63,240	Alexion Pharmaceuticals, Inc.(a)	10,486
100,591	Amgen, Inc.	14,130
41,985	Biogen Idec, Inc.(a)	13,889
91,799	Celgene Corp.(a)	8,701
109,468	Gilead Sciences, Inc.(a)	11,653
8,869	Regeneron Pharmaceuticals, Inc.(a)	3,197
83,261	Vertex Pharmaceuticals, Inc.(a)	9,351
		71,407
	Capital Markets — 1.83%
9,097	BlackRock, Inc., Class - A	2,987
6,108	Federated Investors, Inc., Class - B	179
29,731	Franklin Resources, Inc.	1,624
37,074	Goldman Sachs Group, Inc.	6,806
207,549	Morgan Stanley	7,175
9,912	SEI Investments Co.	358
77,823	State Street Corp.	5,729
18,232	T. Rowe Price Group, Inc.	1,429
6,025	Waddell & Reed Financial, Inc., Class - A	311
		26,598
	Chemicals — 1.94%
65,269	Ecolab, Inc.	7,495
5,838	International Flavors & Fragrances, Inc.	560
132,318	Monsanto Co.	14,887
21,480	Praxair, Inc.	2,771
8,578	Sigma-Aldrich Corp.	1,167
6,176	The Sherwin-Williams Co.	1,352
		28,232
	Commercial Services & Supplies — 0.14%
8,013	Cintas Corp.	566
7,006	Copart, Inc.(a)	219
4,764	Rollins, Inc.	139
6,129	Stericycle, Inc.(a)	715
8,845	Waste Connections, Inc.	429
		2,068
	Communications Equipment — 1.63%
391,689	Cisco Systems, Inc.	9,859
4,989	F5 Networks, Inc.(a)	592
178,206	Qualcomm, Inc.	13,325
		23,776
	Construction & Engineering — 0.05%
8,437	AECOM Technology Corp.(a)	285
9,395	Jacobs Engineering Group, Inc.(a)	458
		743
	Consumer Finance — 0.41%
67,570	American Express Co.	5,915

	Containers & Packaging — 0.02%
4,601	AptarGroup, Inc.	279

	Distributors — 0.07%
11,085	Genuine Parts Co.	972

	Diversified Consumer Services — 0.01%
7,767	Apollo Group, Inc., Class - A(a)	195
1,825	ITT Educational Services, Inc.(a)	8
		203
	Diversified Financial Services — 0.21%
6,334	CBOE Holdings, Inc.	339
618	FNFV Group(a)	9
5,106	IntercontinentalExchange Group, Inc.	996
19,775	The McGraw-Hill Cos., Inc.	1,669
		3,013
	Electrical Equipment — 0.43%
17,401	AMETEK, Inc.	874
8,987	Eaton Corp. PLC	570
52,600	Emerson Electric Co.	3,291
4,142	Hubbell, Inc., Class - B	499
6,942	Roper Industries, Inc.	1,016
		6,250
	Electronic Equipment, Instruments & Components — 0.15%
11,687	Amphenol Corp., Class - A	1,166
3,819	Dolby Laboratories, Inc., Class - A(a)	160
10,769	FLIR Systems, Inc.	338
7,018	National Instruments Corp.	217
3,872	Zebra Technologies Corp.(a)	275
		2,156
	Energy Equipment & Services — 1.62%
1,457	CARBO Ceramics, Inc.	86
17,130	FMC Technologies, Inc.(a)	930
30,301	National Oilwell Varco, Inc.	2,306
7,823	Oceaneering International, Inc.	510

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
193,291	Schlumberger Ltd.	$19,656
		23,488
	Food & Staples Retailing — 2.81%
111,078	Costco Wholesale Corp.	13,920
90,038	CVS Caremark Corp.	7,166
42,130	Sysco Corp.	1,599
2,086	The Fresh Market, Inc.(a)	73
60,984	Walgreen Co.	3,615
120,300	Wal-Mart Stores, Inc.	9,199
142,397	Whole Foods Market, Inc.	5,427
		40,999
	Food Products — 0.95%
12,564	Flowers Foods, Inc.	231
18,220	Hershey Co.	1,739
9,893	Hormel Foods Corp.	508
17,192	Kellogg Co.	1,059
9,698	McCormick & Co., Inc.	649
14,502	Mead Johnson Nutrition Co.	1,395
218,191	Mondelez International, Inc., Class - A	7,477
7,884	The J.M. Smucker Co.	780
		13,838
	Health Care Equipment & Supplies — 2.29%
287,872	Abbott Laboratories	11,973
39,243	Baxter International, Inc.	2,816
14,459	Becton, Dickinson & Co.	1,646
6,099	C.R. Bard, Inc.	870
34,538	Covidien PLC	2,987
10,356	Dentsply International, Inc.	472
7,746	Edwards Lifesciences Corp.(a)	791
3,976	IDEXX Laboratories, Inc.(a)	468
2,812	Intuitive Surgical, Inc.(a)	1,299
74,521	Medtronic, Inc.	4,617
10,321	ResMed, Inc.^	509
22,339	St. Jude Medical, Inc.	1,343
21,982	Stryker Corp.	1,775
8,097	Varian Medical Systems, Inc.(a)	649
12,450	Zimmer Holdings, Inc.	1,252
		33,467
	Health Care Providers & Services — 1.54%
17,917	AmerisourceBergen Corp.	1,385
57,697	Express Scripts Holding Co.(a)	4,075
6,631	Henry Schein, Inc.(a)	772
11,613	Humana, Inc.	1,513
7,005	Laboratory Corp. of America Holdings(a)	713
16,708	McKesson Corp.	3,253
7,215	MEDNAX, Inc.(a)	396
6,796	Patterson Cos., Inc.	282
11,067	Quest Diagnostics, Inc.	672
75,887	UnitedHealth Group, Inc.	6,544
23,708	WellPoint, Inc.	2,836
		22,441
	Health Care Technology — 0.43%
103,993	Cerner Corp.(a)	6,195

	Hotels, Restaurants & Leisure — 3.34%
9,817	Chipotle Mexican Grill, Inc.(a)	6,544
8,995	Darden Restaurants, Inc.	463
88,554	Dunkin' Brands Group, Inc.	3,969
44,590	Las Vegas Sands Corp.	2,774
104,955	Marriott International, Inc.	7,336
70,464	McDonald's Corp.	6,681
2,032	Panera Bread Co., Class - A(a)	331
203,120	Starbucks Corp.	15,327
73,350	YUM! Brands, Inc.	5,280
		48,705
	Household Durables — 0.03%
7,640	Garmin Ltd.	397

	Household Products — 1.96%
10,024	Church & Dwight Co., Inc.	703
155,085	Colgate-Palmolive Co.	10,115
27,840	Kimberly-Clark Corp.	2,995
9,366	The Clorox Co.	900
164,884	The Procter & Gamble Co.	13,807
		28,520
	Industrial Conglomerates — 0.71%
50,252	3M Co.	7,120
41,791	Danaher Corp.	3,175
		10,295
	Insurance — 0.29%
37,720	Aon PLC	3,307
8,369	Brown & Brown, Inc.	269
1,796	FNF Group	50
10,761	Torchmark Corp.	563
		4,189
	Internet & Catalog Retail — 3.32%
62,068	Amazon.com, Inc.(a)	20,013
18,299	Netflix.com, Inc.(a)	8,256
12,605	Priceline.com, Inc.(a)	14,604
59,712	TripAdvisor, Inc.(a)	5,459
		48,332
	Internet Software & Services — 7.53%
54,685	Alibaba Group Holding Ltd. - Sponsored ADR(a)	4,859
82,039	eBay, Inc.(a)	4,646
23,980	Equinix, Inc.(a)	5,095
276,411	Facebook, Inc., Class - A(a)	21,848
51,453	Google, Inc.(a)	29,708
38,970	Google, Inc., Class - A(a)	22,930
56,733	LinkedIn Corp., Class - A(a)	11,789
57,665	Pandora Media, Inc.(a)	1,393
7,884	Rackspace Hosting, Inc.(a)	257
138,377	Twitter, Inc.(a)	7,137
16,665	Youku, Inc., ADR(a)	299
		109,961
	IT Services — 5.21%
45,661	Accenture PLC, Class - A	3,713
109,166	Automatic Data Processing, Inc.	9,070
9,054	Broadridge Financial Solutions, Inc.	377
44,004	Cognizant Technology Solutions Corp.(a)	1,970
3,276	FleetCor Technologies, Inc.(a)	466
5,620	Global Payments, Inc.	393
57,375	International Business Machines Corp.	10,891
6,357	Jack Henry & Associates, Inc.	354
5,186	Leidos Holdings, Inc.	178

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
245,243	MasterCard, Inc., Class - A	$18,128
4,791	NeuStar, Inc., Class - A(a)	119
23,001	Paychex, Inc.	1,017
3,018	Science Applications International Corp.	133
11,623	Teradata Corp.(a)	487
11,691	Total System Services, Inc.	362
128,805	Visa, Inc., Class - A	27,483
44,533	Western Union Co.	714
		75,855
	Leisure Products — 0.05%
4,756	Polaris Industries, Inc.	712

	Life Sciences Tools & Services — 0.88%
3,950	Covance, Inc.(a)	311
47,597	Illumina, Inc.(a)	7,802
2,167	Mettler-Toledo International, Inc.(a)	555
2,660	Techne Corp.	249
26,293	Thermo Electron Corp.	3,200
6,395	Waters Corp.(a)	634
		12,751
	Machinery — 0.36%
10,665	Donaldson Co., Inc.	433
6,044	IDEX Corp.	437
30,444	Illinois Tool Works, Inc.	2,570
8,338	Pall Corp.	698
7,000	Wabtec Corp.	567
13,793	Xylem, Inc.	490
		5,195
	Marine — 0.03%
4,095	Kirby Corp.(a)	483

	Media — 2.13%
68,315	Discovery Communications, Inc.(a)	2,582
64,974	Discovery Communications, Inc.(a)	2,422
3,612	John Wiley & Sons, Inc., Class - A	203
1,687	Morningstar, Inc.	115
19,164	Omnicom Group, Inc.	1,320
6,189	Scripps Networks Interactive, Class - A	483
178,331	The Walt Disney Co.	15,876
233,387	Twenty-First Century Fox, Inc.	8,003
		31,004
	Multiline Retail — 0.17%
16,452	Dollar Tree, Inc.(a)	922
6,917	Family Dollar Stores, Inc.	534
17,340	Kohl's Corp.	1,059
		2,515
	Oil, Gas & Consumable Fuels — 2.73%
99,900	Chevron Corp.	11,920
56,009	Concho Resources, Inc.(a)	7,023
69,598	EOG Resources, Inc.	6,892
145,724	Exxon Mobil Corp.	13,705
5,409	World Fuel Services Corp.	216
		39,756
	Personal Products — 0.10%
3,940	Nu Skin Enterprises, Inc., Class - A	177
16,240	The Estee Lauder Cos., Inc., Class - A	1,214
		1,391
	Pharmaceuticals — 6.38%
112,061	AbbVie, Inc.	6,473
29,004	Actavis, Inc. PLC(a)	6,998
50,602	Allergan, Inc.	9,017
192,038	Bristol-Myers Squibb Co.	9,829
72,848	Eli Lilly & Co.	4,724
12,091	Hospira, Inc.(a)	629
155,194	Johnson & Johnson	16,542
4,106	Mallinckrodt PLC(a)	370
346,517	Merck & Co., Inc.	20,541
224,095	Novo Nordisk A/S, ADR	10,671
24,640	Perrigo Co. PLC	3,701
63,178	Sanofi-Aventis, ADR	3,565
		93,060
	Professional Services — 0.12%
8,717	Equifax, Inc.	652
4,356	Towers Watson & Co., Class - A	433
10,670	Versik Analytics, Inc., Class - A(a)	650
		1,735
	Real Estate Investment Trusts — 0.41%
63,817	American Tower Corp.	5,975

	Road & Rail — 1.18%
43,480	Canadian Pacific Railway Ltd.	9,021
3,522	Landstar System, Inc.	254
72,523	Union Pacific Corp.	7,863
		17,138
	Semiconductors & Semiconductor Equipment — 1.30%
23,395	Altera Corp.	837
108,974	ARM Holdings PLC, ADR	4,761
367,891	Intel Corp.	12,810
14,189	Microchip Technology, Inc.	670
		19,078
	Software — 4.86%
135,620	Adobe Systems, Inc.(a)	9,384
6,673	ANSYS, Inc.(a)	505
13,004	Citrix Systems, Inc.(a)	928
3,299	FactSet Research Systems, Inc.	401
82,779	FireEye, Inc.^(a)	2,530
21,050	Intuit, Inc.	1,845
276,295	Oracle Corp.	10,577
188,927	Red Hat, Inc.(a)	10,607
223,626	Salesforce.com, Inc.(a)	12,864
50,970	SAP AG, ADR^	3,678
4,674	SolarWinds, Inc.(a)	197
87,221	Splunk, Inc.(a)	4,829
13,221	Tableau Software, Inc., Class - A(a)	961
70,353	VMware, Inc., Class - A(a)	6,602
59,469	Workday, Inc., Class - A(a)	4,906
		70,814
	Specialty Retail — 4.17%
5,635	Aaron's, Inc.	137
6,261	Abercrombie & Fitch Co., Class - A	228
5,044	Advance Auto Parts, Inc.	657
9,276	Ascena Retail Group, Inc.(a)	123
2,579	AutoZone, Inc.(a)	1,314
16,412	Bed Bath & Beyond, Inc.(a)	1,080
19,838	Best Buy Co., Inc.	666
6,861	Dick's Sporting Goods, Inc.	301

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
5,042	Guess?, Inc.	$111
608,956	Industria de Diseno Textil SA, ADR	8,306
135,570	Lowe's Cos., Inc.	7,174
44,885	O'Reilly Automotive, Inc.(a)	6,749
7,646	PetSmart, Inc.	536
15,767	Ross Stores, Inc.	1,192
6,186	Signet Jewelers Ltd.	705
50,339	Staples, Inc.	609
109,290	The Home Depot, Inc.	10,027
218,749	The TJX Cos., Inc.	12,944
73,863	Tiffany & Co.	7,114
4,548	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	537
7,539	Urban Outfitters, Inc.(a)	277
		60,787
	Technology Hardware, Storage & Peripherals — 3.47%
499,843	Apple, Inc.	50,360
5,726	Lexmark International, Inc., Class - A	243
		50,603
	Textiles, Apparel & Luxury Goods — 2.33%
20,436	Coach, Inc.	728
2,740	Deckers Outdoor Corp.(a)	266
3,873	Fossil Group, Inc.(a)	364
64,605	Michael Kors Holdings Ltd.(a)	4,612
189,658	NIKE, Inc., Class - B	16,917
4,459	Ralph Lauren Corp.	735
124,215	Under Armour, Inc., Class - A(a)	8,583
24,769	V.F. Corp.	1,635
		33,840
	Tobacco — 0.78%
27,790	Lorillard, Inc.	1,665
116,684	Philip Morris International, Inc.	9,731
		11,396
	Trading Companies & Distributors — 0.46%
116,854	Fastenal Co.	5,246
3,063	MSC Industrial Direct Co., Inc., Class - A	262
7,587	NOW, Inc.(a)	231
3,937	W.W. Grainger, Inc.	991
		6,730
	Total Common Stocks	1,167,566

	Preferred Stock — 0.12%
	Diversified Financial Services — 0.12%
65,000	Citigroup Capital XIII	1,750
	Total Preferred Stock	1,750

	Corporate Bonds — 0.60%
	Banks — 0.37%
$2,900	Bank of America Corp., 5.75%, 12/1/17	3,227
1,900	JPMorgan Chase Bank NA, 6.00%, 10/1/17	2,124
		5,351
	Capital Markets — 0.06%
200	Goldman Sachs Group, Inc., 0.73%, 1/12/15 (b)	200
500	Goldman Sachs Group, Inc., 3.70%, 8/1/15	513
200	Goldman Sachs Group, Inc., 0.68%, 3/22/16 (b)	200
		913
	Diversified Financial Services — 0.12%
200	Ford Motor Credit Co. LLC, 3.88%, 1/15/15	202
1,500	Ford Motor Credit Co. LLC, 2.38%, 1/16/18	1,514
		1,716
	Diversified Telecommunication Services — 0.04%
100	Verizon Communications, Inc., 1.76%, 9/15/16 (b)	103
100	Verizon Communications, Inc., 2.50%, 9/15/16	103
100	Verizon Communications, Inc., 3.65%, 9/14/18	105
200	Verizon Communications, Inc., 4.50%, 9/15/20	216
		527
	Oil, Gas & Consumable Fuels — 0.01%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	114
100	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100.00	103
		217
	Total Corporate Bonds	8,724

	Asset Backed Securities — 0.07%
390	Asset Backed Funding Certificates, Series 2004-0PT5, Class A1, 0.85%, 6/25/34(b)	364
57	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A2, 0.23%, 5/25/37(b)	36
14	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.47%, 11/15/17(b)(c)	14
215	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.21%, 5/25/37(b)	144
57	SLM Student Loan Trust, Series 2005-4, Class A2, 0.31%, 4/26/21(b)	57
29	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	31

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Asset Backed Securities (continued)
$383	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	$416
	Total Asset Backed Securities	1,062

	Collateralized Mortgage Obligations — 1.28%
12	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.83%, 9/25/45(b)	11
317	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.07%, 10/25/34(b)	318
120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	127
13	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 2.70%, 2/25/36(b)(d)(e)	11
467	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 2.66%, 9/25/34(b)	437
329	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.53%, 3/25/35(b)	332
32	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2, 2.67%, 2/25/33(b)	30
21	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 2.31%, 2/25/33(b)	20
25	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.03%, 11/25/34(b)	25
458	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.44%, 8/25/33(b)	468
696	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.56%, 8/25/35(b)	687
246	Citigroup Mortgage Loan Trust, Inc., Series 2005-11A, Class A1A, 2.51%, 5/25/35(b)	247
61	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.28%, 9/25/35(b)	62
108	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 1.93%, 9/25/35(b)	108
88	Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/33	92
20	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.36%, 7/20/46(b)(d)(e)	14
318	Countrywide Alternative Loan Trust, Series 2006-0A6, Class 1A2, 0.36%, 7/25/46(b)	271
791	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.36%, 5/25/35(b)	678
22	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 2.66%, 2/25/37(b)(d)(e)	20
27	Countrywide Alternative Loan Trust, Series 2006-OA11B, Class A1B, 0.34%, 9/25/46(b)(d)(e)	23
29	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.43%, 2/25/37(b)	23
670	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.38%, 5/25/35(b)	577
62	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.44%, 4/25/35(b)	51
412	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 2.31%, 2/20/36(b)	381
158	Fannie Mae, Series 2006-82, Class F, 0.72%, 9/25/36(b)	159
114	Fannie Mae Whole Loan, Series 2004-W12, Class 1A1, 6.00%, 7/25/44	128
124	First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1, 2.53%, 2/25/34(b)	124
615	Freddie Mac, Series 3616, Class FG, 0.80%, 3/15/32(b)	622
5	Freddie Mac, Series 3346, Class FA, 0.38%, 2/15/19(b)	5
6	Freddie Mac, Series 2395, Class FT, 0.60%, 12/15/31(b)	6
162	Freddie Mac, Series 3174, Class FM, 0.39%, 5/15/36(b)	162
2,204	Government National Mortgage Association, Series 2005-16, Class FA, 0.40%, 2/20/35(b)	2,193
50	Government National Mortgage Association, Series 2000-14, Class F, 0.80%, 2/16/30(b)	50
2,227	Government National Mortgage Association, Series 2005-3, Class F, 0.40%, 1/16/35(b)	2,212
461	Government National Mortgage Association, Series 2008-6, Class FA, 0.64%, 2/20/38(b)	463
1,323	Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2, 0.37%, 6/25/45(b)	1,176
242	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.66%, 9/25/35(b)	244
765	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.37%, 5/19/35(b)	654
120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	131

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$615	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.43%, 10/25/35(b)	$552
1,832	Residential Accredit Loans, Inc., Series 2005-Q01, Class A1, 0.45%, 8/25/35(b)	1,446
1,058	Structured Asset Securities Corp., Series 2003-40A, Class 3A2, 2.38%, 1/25/34(b)	1,032
426	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.46%, 1/25/45(b)	407
117	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.61%, 3/25/35(b)	119
1,051	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.61%, 3/25/36(b)	1,052
359	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.61%, 10/25/35(b)	355
128	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.62%, 12/25/33(b)	129
209	Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1, 2.62%, 1/25/35(b)	210
	Total Collateralized Mortgage Obligations	18,644

	Global Bonds — 0.76%
	Brazil — 0.47%
20,000	Letra Tesouro Nacional, Series LTN, 20.77%, 1/1/18(f)(g)	5,574
3,300	Nota do Tesouro Nacional, 1.16%, 1/1/21(g)	1,254
		6,828
	Italy — 0.15%
1,702	Italy Buoni Poliennali del Tesoro, Series ICPI, 2.15%, 11/12/17(g)	2,242

	Slovenia — 0.04%
400	Republic of Slovenia, 4.70%, 11/1/16(c)(g)	545

	United States — 0.10%
100	Goldman Sachs Group, Inc., 0.55%, 5/18/15(b)	126
1,000	JPMorgan Chase Bank NA, 0.77%, 5/31/17, Callable 4/28/46 @ 100(b)	1,260
100	JPMorgan Chase Bank NA, 4.37%, 11/30/21, Callable 11/14/16 @ 100(b)	133
		1,519
	Total Global Bonds	11,134

	Municipal Bond — 0.02%
	Washington — 0.02%
200	Port of Seattle Washington Revenue , Series B1, 7.00%, 5/1/36	232
	Total Municipal Bond	232

	U.S. Government Agency Securities — 1.19%
1,000	Fannie Mae, 0.07%, 10/15/14(f)	1,000
5,300	Federal Home Loan Bank, 0.05%, 12/17/14(f)	5,300
9,400	Federal Home Loan Bank, 0.05%, 11/14/14(f)	9,400
400	Federal Home Loan Bank, 0.07%, 12/10/14(f)	400
1,200	Federal Home Loan Bank, 0.06%, 12/12/14(f)	1,200
	Total U.S. Government Agency Securities	17,300

	U.S. Government Agency Mortgages — 0.32%
5	Fannie Mae, Pool #889414, 6.00%, 11/1/37	5
7	Fannie Mae, Pool #829144, 4.50%, 10/1/35	8
224	Fannie Mae, Pool #836019, 2.21%, 10/1/35(b)	240
8	Fannie Mae, Pool #796295, 4.50%, 12/1/34	8
7	Fannie Mae, Pool #AH3151, 4.50%, 3/1/41	8
50	Fannie Mae, Pool #AK5605, 4.50%, 4/1/42	54
4,000	Fannie Mae, 30 YR TBA, 5.00%, 11/25/43	4,405
	Total U.S. Government Agency Mortgages	4,728

	U.S. Treasury Obligations — 4.66%
6	U.S. Treasury Bill, 0.05%, 10/16/14(f)(i)	6
2,367	U.S. Treasury Bill, 0.04%, 3/26/15(f)(i)	2,367
253	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25(i)	296
672	U.S. Treasury Inflation Index Bond, 2.00%, 1/15/26(i)	765
118	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/27(i)	140
1,137	U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28(i)	1,266
388	U.S. Treasury Inflation Index Bond, 2.50%, 1/15/29(i)	474
145	U.S. Treasury Inflation Index Bond, 3.88%, 4/15/29(i)	204
1,140	U.S. Treasury Inflation Index Note, 0.13%, 7/15/22(i)	1,112
4,515	U.S. Treasury Inflation Index Note, 0.13%, 7/15/24(i)	4,335
3,000	U.S. Treasury Note, 0.25%, 9/15/15	3,004
11,800	U.S. Treasury Note, 1.00%, 9/15/17	11,782
25,700	U.S. Treasury Note, 1.63%, 7/31/19	25,539
2,200	U.S. Treasury Note, 1.63%, 8/31/19	2,185
500	U.S. Treasury Note, 2.25%, 4/30/21	503
8,300	U.S. Treasury Note, 2.75%, 2/15/24	8,495
5,400	U.S. Treasury Note, 2.50%, 5/15/24	5,403
	Total U.S. Treasury Obligations	67,876

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars — 0.25%
	Aerospace & Defense — 0.01%
$72	Waha Aerospace BV, 3.93%, 7/28/20	$76

	Banks — 0.21%
1,000	Banco Votorantim SA, 5.25%, 2/11/16 (c)	1,035
1,100	DNB Bank ASA, 3.20%, 4/3/17 (c)	1,148
200	Export-Import Bank of Korea, 5.88%, 1/14/15	203
200	Export-Import Bank of Korea, 4.13%, 9/9/15	206
200	Export-Import Bank of Korea, 5.13%, 6/29/20	224
200	Export-Import Bank of Korea, 5.00%, 4/11/22	223
		3,039
	Diversified Financial Services — 0.01%
181	Doric Nimrod Air Finance Alpha Ltd., Series 2012-1, Class A, 5.13%, 11/30/24 (c)	192

	Sovereign — 0.02%
300	Republic of Korea, 7.13%, 4/16/19	363
	Total Yankee Dollars	3,670

	Time Deposit — 1.36%
19,744	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/14	19,744
	Total Time Deposit	19,744

	Mutual Funds — 7.22%
98,949,488	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)(i)	98,949
6,279,866	SSgA U.S. Government Money Market Fund, 0.00% (i)	6,280
	Total Mutual Funds	105,229

	Call Option Purchased — 0.0%
	Total Call Option Purchased	1

	Repurchase Agreements — 2.31%
16,600	Citigroup Global Markets, 0.00%, 10/1/14 (Purchased on 9/30/14, proceeds at maturity $16,600,000 collateralized by U.S. Treasury Note, 0.75%, 2/28/18 fair value $16,960,105)	16,600
2,000	JPMorgan Securities, 0.00%, 10/1/14 (purchased on 9/30/14, proceeds at maturity $2,000,000 collateralized by U.S. Government Agency Security, 0.18%, 5/15/17 fair value $2,044,911)	2,000
15,100	Merrill Lynch Pierce Fenner & Smith, Inc., 0.00%, 10/1/14 (Purchased on 9/30/14, proceeds at maturity $15,000,000 collateralized by U.S. Treasury Note, 2.13%, 9/30/21 fair value $15,413,409)	15,100
	Total Repurchase Agreements	33,700
	Total Investments
	(cost $1,115,843) — 100.31%	1,461,360
	Liabilities in excess of other assets — (0.31)%	(4,482)
	Net Assets - 100.00%	$1,456,878

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $4,754 (amount in thousands).

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2014.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of theses securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Specialist Manager.
(d)	Escrow security due to bankruptcy.
(e)	Issuer has defaulted on the payment of interest. These securities have been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio's net assets.
(f)	Rate disclosed represents effective yield at purchase.
(g)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(i)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(i)	The rate disclosed is the rate in effect on September 30, 2014.

ADR—American Depositary Receipt
TBA—Security is subject to delayed delivery

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Growth Equity Portfolio	Jennison Associates LLC	Mellon Capital Management Corporation	PIMCO	Sustainable Growth Advisers	Total

Common Stocks	37.12%	33.20%	-	9.83%	80.15%
Preferred Stocks	-	-	0.12%	-	0.12%
Corporate Bonds	-	-	0.60%	-	0.60%
Asset Backed Securities	-	-	0.07%	-	0.07%
Collateralized Mortgage Obligations	-	-	1.28%	-	1.28%
Global Bonds	-	-	0.76%	-	0.76%
Municipal Bonds	-	-	0.02%	-	0.02%
U.S. Government Agency Securities	-	-	1.19%	-	1.19%
U.S. Government Agency Mortgages	-	-	0.32%	-	0.32%
U.S. Treasury Obligations	-	-	4.66%	-	4.66%
Yankee Dollars	-	-	0.25%	-	0.25%
Time Deposits	0.94%	-	-	0.42%	1.36%
Mutual Funds	-	6.79%	0.43%	-	7.22%
Call Option Purchased	-	-	0.00%	-	0.00%
Repurchase Agreements	-	-	2.31%	-	2.31%
Other Assets (Liabilities)	-0.04%	0.05%	-0.22%	-0.10%	-0.31%
Total Net Assets	38.02%	40.04%	11.79%	10.15%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2014.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(22)	10-Year Australia Treasury Bond Future	$(2,326)	12/15/14	$(26)
(27)	10-Year U.S. Dollar Deliverable Interest Rate Swap Future	(2,766)	12/15/14	20
42	90-day Euro Dollar Future	10,474	12/15/14	–
185	S&P 500 E-mini Future	18,181	12/19/14	(174)
310	S&P 500 Index Future	152,326	12/18/14	(1,478)
	Net Unrealized Appreciation/(Depreciation)			$(1,658)

Amounts designated as "—" are $0 or have been rounded to $0.

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 09/30/14(000)	Unrealized Appreciation/ (Depreciation)(000)
	Currencies Purchased
8,086,244	Brazilian Real	Citibank	1/5/15	$3,432	$3,218	$(214)
7,257,077	Brazilian Real	Bank of America	10/2/14	2,990	2,965	(25)
1,036,000	Canadian Dollar	HSBC Bank	10/16/14	936	925	(11)
3,857,750	Chinese Renminbi	JPMorgan Chase	4/7/16	650	612	(38)
12,485,660	Chinese Renminbi	Deutsche Bank	4/7/16	1,957	1,982	25
11,520,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,800	1,839	39
10,400,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,600	1,660	60
41,000	Euro	Goldman Sachs	11/20/14	55	52	(3)
48,000	Euro	JPMorgan Chase	11/20/14	62	60	(2)
1,737,033,800	Korean Won	Deutsche Bank	10/15/14	1,709	1,646	(63)
3,718,000	Mexican Peso	Goldman Sachs	10/22/14	283	276	(7)
7,874,000	Mexican Peso	BNP Paribas	12/18/14	600	584	(16)
	Total Currencies Purchased			$16,074	$15,819	$(255)

	Currencies Sold
160,000	Australian Dollar	JPMorgan Chase	10/2/14	$149	$140	$9
721,157	Brazilian Real	Goldman Sachs	10/2/14	312	295	17
1,213,915	Brazilian Real	Citibank	1/5/15	515	483	32
3,932,735	Brazilian Real	Bank of America	10/2/14	1,725	1,607	118
1,590,316	Brazilian Real	Bank of America	10/2/14	690	650	41
7,257,077	Brazilian Real	Bank of America	11/4/14	2,964	2,936	28
288,063	Brazilian Real	Goldman Sachs	10/2/14	125	118	7
12,288,311	Brazilian Real	JPMorgan Chase	1/5/15	5,219	4,890	329
724,807	Brazilian Real	Goldman Sachs	10/2/14	312	296	16
77,000	British Pound Sterling	Bank of America	12/11/14	125	125	—
1,035,000	Canadian Dollar	Goldman Sachs	10/16/14	935	924	11
21,920,000	Chinese Renminbi	Citibank	9/8/15	3,424	3,499	(75)
16,343,410	Chinese Renminbi	JPMorgan Chase	4/7/16	2,542	2,595	(53)
722,000	Euro	Barclays Bank	11/20/14	935	912	23
221,000	Euro	BNP Paribas	11/20/14	296	279	17
4,873,000	Euro	Bank of America	11/20/14	6,529	6,155	374
91,926,000	Korean Won	Barclays Bank	10/15/14	89	87	2
951,111,000	Korean Won	Deutsche Bank	10/15/14	930	901	29
675,048,000	Korean Won	Barclays Bank	10/15/14	660	640	20
8,651,000	Mexican Peso	Bank of America	12/18/14	660	641	19
847,000	Mexican Peso	Goldman Sachs	10/22/14	65	63	2
1,147,000	Mexican Peso	Barclays Bank	12/18/14	87	85	2
	Total Currencies Sold			$29,289	$28,321	$968
	Net Unrealized/Appreciation(Depreciation)					$713

Amounts designated as "—" are $0 or have been rounded to $0.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Options

Over-the-counter options written as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)

BRLUSD FX Option	Citibank	Call	$2	11/25/14	(1,737,000)	$(17)	$(64)	$(48)
GBPUSD FX Option	Citibank	Call	1	11/26/14	(1,276,000)	(8)	(1)	7
KRWUSD FX Option	Citibank	Call	1,045	11/26/14	(1,737,000)	(9)	(33)	(24)
GBPUSD FX Option	Citibank	Put	1	11/26/14	(1,276,000)	(8)	(25)	(17)
KRWUSD FX Option	Citibank	Put	1,000	11/26/14	(1,737,000)	(8)	(1)	7
Total						$(50)	$(124)	$(74)

Exchange-traded options purchased as of September 30, 2014 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)

Eurodollar Future	Call	$100	12/15/14	28	$2	$1	$(1)
Total					$2	$1	$(1)

Exchange-traded options written as of September 30, 2014 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)

Eurodollar Future	Put	$99	12/15/14	(28)	$(3)	$—	$3
Total					$(3)	$—	$3

Over-the-counter swaptions written as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)

10-Year USD Interest Rate Option	Morgan Stanley	Call	$2	12/1/14	(360)	$(15)	$(6)	$9
10-Year AUD Interest Rate Option	JPMorgan Chase	Put	4	11/25/14	(110)	(5)	(1)	3
10-Year AUD Interest Rate Option	Citibank	Put	4	11/26/14	(110)	(5)	(4)	1
10-Year USD Interest Rate Option	Morgan Stanley	Put	3	12/1/14	(360)	(17)	(17)	—
Total						$(42)	$(29)	$13

Amounts designated as "—" are $0 or have been rounded to $0.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2014 (Unaudited)

Centrally Cleared Interest Rate Swap Agreements^

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000)		Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	3-Month LIBOR BBA	2.75%	6/9/43	$2,600	USD	$-	$-	$-
Pay	3-Month LIBOR BBA	3.25%	12/18/43	4,200	USD	-	-	-
Pay	6-Month BBR BBSW	4.00%	6/18/19	18,200	AUD	(30)	513	543
Pay	3-Month LIBOR BBA	2.80%	4/16/14	4,100	USD	-	(67)	(67)
Pay	3 Month BBR BBSW	3.50%	3/16/17	20,200	AUD	33	88	55
Pay	3-Month LIBOR BBA	2.25%	12/17/19	11,700	USD	(116)	(100)	16
Pay	3-Month LIBOR BBA	1.50%	12/17/17	45,700	USD	(72)	(27)	45
Pay	6-Month BBR BBSW	4.25%	12/17/14	3,000	AUD	(74)	(83)	(9)
Pay	3-Month BBR BBSW	3.25%	9/21/14	27,000	AUD	5	27	22
Pay	6-Month LIBOR BBA	2.00%	3/18/45	4,000	EUR	84	(52)	(136)
						$(170)	$299	$469

^	Cash has been pledged as collateral for swap contracts held by the Portfolio.

Amounts designated as "-" are $0 or have been rounded to $0.

AUD - Australian Dollar

BBA - British Bankers' Association

LIBOR - London Interbank Offered Rate

MXN - Mexican Nuevo Peso

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 85.24%
	Aerospace & Defense — 1.13%
59	AAR Corp.	$1
103	Aerovironment, Inc.(a)	3
13	Alliant Techsystems, Inc.	2
6	American Science & Engineering, Inc.	–
190	Astronics Corp.(a)	9
1	Astronics Corp., Class - B(a)	–
8	Cubic Corp.	–
3,287	Curtiss-Wright Corp.	217
106	Ducommun, Inc.(a)	3
45	Engility Holdings, Inc.(a)	1
17,200	Erickson Air-Crane, Inc.(a)	223
3,657	Esterline Technologies Corp.(a)	408
90	Exelis, Inc.	1
574	GenCorp, Inc.(a)	9
641	HEICO Corp.	30
36	Moog, Inc., Class - A(a)	2
24	National Presto Industries, Inc.	1
9,445	Orbital Sciences Corp.(a)	264
93	Sparton Corp.(a)	2
516	TASER International, Inc.(a)	8
81	Teledyne Technologies, Inc.(a)	8
5	Vectrus, Inc.(a)	–
		1,192
	Air Freight & Logistics — 0.35%
262	Air Transport Services Group, Inc.(a)	2
59	Atlas Air Worldwide Holdings, Inc.(a)	2
221	Echo Global Logistics, Inc.(a)	5
300	Forward Air Corp.	13
4,250	Hub Group, Inc., Class - A(a)	172
83	Park-Ohio Holdings Corp.	4
16,130	UTI Worldwide, Inc.(a)	171
98	XPO Logistics, Inc.(a)	4
		373
	Airlines — 2.05%
132	Allegiant Travel Co.	16
4,920	American Airlines Group, Inc.	175
33,000	Controladora Vuela Compania de Aviacion SAB de CV, Class - A, ADR(a)	286
608	Hawaiian Holdings, Inc.(a)	8
19,893	JetBlue Airways Corp.(a)	211
198	Republic Airways Holdings, Inc.(a)	2
31,170	United Continental Holdings, Inc.(a)	1,459
		2,157
	Apparel Retail — 0.02%
70	Shoe Carnival, Inc.	1
368	The Men's Wearhouse, Inc.	18
		19
	Auto Components — 1.71%
650	American Axle & Manufacturing Holdings, Inc.(a)	11
2,178	Autoliv, Inc.	200
190	Cooper Tire & Rubber Co.	5
11	Cooper-Standard Holding, Inc.(a)	1
14,101	Dana Holding Corp.	271
259	Dorman Products, Inc.(a)	10
227	Drew Industries, Inc.	10
10,447	Fox Factory Holding Corp.(a)	162
2,425	Gentherm, Inc.(a)	102
8,732	Modine Manufacturing Co.(a)	104
167	Motorcar Parts of America, Inc.(a)	5
167	Remy International, Inc.	3
76	Shiloh Industries, Inc.(a)	1
28,100	Spartan Motors, Inc.	131
119	Standard Motor Products, Inc.	4
22,227	Stoneridge, Inc.(a)	250
28	Strattec Security Corp.	2
4,600	Superior Industries, Inc.	81
5,107	Tenneco, Inc.(a)	268
195	Tower International, Inc.(a)	5
1,720	TRW Automotive Holdings Corp.(a)	174
		1,800
	Automobiles — 0.05%
195	Tesla Motors, Inc.(a)	47
259	Winnebago Industries, Inc.(a)	6
		53
	Banks — 5.55%
40	1st Source, Inc.	1
66	American National Bankshares, Inc.	2
20,275	Associated Banc-Corp.	354
40	Banco Latinoamericano de Comercio Exterior SA, Class - E	1
768	Bank of the Ozarks, Inc.	24
10,250	BankUnited, Inc.	314
19,656	BBCN Bancorp, Inc.	287
40	Camden National Corp.	1
87	CNB Financial Corp.	1
17,727	Columbia Banking System, Inc.	441
8,655	Cullen/Frost Bankers, Inc.	663
161	Eagle BanCorp, Inc.(a)	5
71	Fidelity Southern Corp.	1
50	Financial Institutions, Inc.	1
84	First Bancorp, Inc.	1
89	First Bancorp, Inc. Maine	1
6	First Citizens BancShares, Inc., Class - A	1
80	First Community Bancshares, Inc.	1
338	First Financial Bankshares, Inc.	9
45	First Financial Corp.	1
40	First Interstate BancSystem, Inc.	1
18,050	First Midwest BanCorp, Inc.	290
165	First Niagara Financial Group, Inc.	1
40	Great Southern Bancorp, Inc.	1
60	Heartland Financial USA, Inc.	1
420	Home Bancshares, Inc.	12
69	Horizon Bancorp	2
115	Independent Bank Corp.	1
41	Independent Bank Group, Inc.	2
50	International Bancshares Corp.	1
406	Investors Bancorp, Inc.	4
70	MainSource Financial Group, Inc.	1
2,500	MB Financial, Inc.	69
29,999	National Penn Bancshares, Inc.	292
50	NBT Bancorp, Inc.	1
50	Northrim BanCorp	1
85	OFG Bancorp	1

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
12,037	PacWest Bancorp	$497
50	Peoples Bancorp, Inc.	1
8,020	Popular, Inc.(a)	236
50	S & T BanCorp, Inc.	1
12,557	Square 1 Financial, Inc., Class - A(a)	241
139	Susquehanna Bancshares, Inc.	1
5,730	SVB Financial Group(a)	643
12,917	Synovus Financial Corp.	306
37,070	TCF Financial Corp.	577
4,046	Texas Capital Bancshares, Inc.(a)	233
30	The Bank of Kentucky Financial Corp.	1
93	TowneBank	1
61	Trustmark Corp.	1
71	Univest Corp. of Pennsylvania	1
41	Viewpoint Financial Group	1
10,328	Webster Financial Corp.	302
40	WesBanco, Inc.	1
386	Western Alliance Bancorp(a)	9
20	Wintrust Financial Corp.	1
		5,845
	Beverages — 0.02%
59	Coca-Cola Bottling Co. Consolidated	4
100	Craft Brew Alliance, Inc.(a)	1
107	National Beverage Corp.(a)	2
81	The Boston Beer Co., Inc., Class - A(a)	19
		26
	Biotechnology — 2.47%
2,962	Acadia Pharmaceuticals, Inc.(a)	73
155	Acceleron Pharma, Inc.(a)	5
186	Achillion Pharmaceuticals, Inc.(a)	2
467	Acorda Therapeutics, Inc.(a)	16
210	Actinium Pharmaceuticals, Inc.(a)	1
39	Adamas Pharmaceuticals, Inc.(a)	1
282	Aegerion Pharmaceuticals, Inc.(a)	9
483	Agenus, Inc.(a)	2
129	Agios Pharmaceuticals, Inc.(a)	8
80	Akebia Therapeutics, Inc.(a)	2
78	Alder Biopharmaceuticals, Inc.(a)	1
400	Alnylam Pharmaceuticals, Inc.(a)	31
135	AMAG Pharmaceuticals, Inc.(a)	4
112	Anacor Pharmaceuticals, Inc.(a)	3
46	Applied Genetic Technologies Corp.(a)	1
36	Ardelyx, Inc.(a)	1
2,097	Arena Pharmaceuticals, Inc.(a)	9
1,574	ARIAD Pharmaceuticals, Inc.(a)	8
932	Array BioPharma, Inc.(a)	3
494	Arrowhead Research Corp.(a)	7
95	Auspex Pharmaceuticals, Inc.(a)	2
49	Avalanche Biotechnologies, Inc.(a)	2
546	BioCryst Pharmaceuticals, Inc.(a)	5
974	BioMarin Pharmaceutical, Inc.(a)	70
32	BioSpecifics Technologies Corp.(a)	1
513	BioTime, Inc.(a)	2
207	Bluebird Bio, Inc.(a)	7
32	Cara Therapeutics, Inc.(a)	–
775	Celldex Therapeutics, Inc.(a)	10
72	Cellular Dynamics International, Inc.(a)	1
6,915	Cepheid, Inc.(a)	304
256	Chimerix, Inc.(a)	7
236	Clovis Oncology, Inc.(a)	11
1,230	CTI BioPharma Corp.(a)	3
3,608	Cubist Pharmaceuticals, Inc.(a)	239
741	Cytori Therapeutics, Inc.(a)	1
230	CytRx Corp.(a)	1
1,436	Dendreon Corp.(a)	2
54	Dicerna Pharmaceuticals, Inc.(a)	1
156	Durata Therapeutics, Inc.(a)	2
6,897	Dyax Corp.(a)	70
57	Eleven Biotherapeutics, Inc.(a)	1
127	Emergent BioSolutions, Inc.(a)	3
96	Enanta Pharmaceuticals, Inc.(a)	4
120	Epizyme, Inc.(a)	3
40	Esperion Therapeutics, Inc.(a)	1
5,900	Exact Sciences Corp.^(a)	114
2,028	Exelixis, Inc.(a)	3
187	Five Prime Therapeutics, Inc.(a)	2
56	Flexion Therapeutics, Inc.(a)	1
145	Foundation Medicine, Inc.(a)	3
173	Galectin Therapeutics, Inc.(a)	1
1,153	Galena Biopharma, Inc.^(a)	2
48	Genocea Biosciences, Inc.(a)	–
8,439	Genomic Health, Inc.(a)	239
988	Halozyme Therapeutics, Inc.(a)	9
220	Heron Therapeutics, Inc.(a)	2
98	Hyperion Therapeutics, Inc.(a)	2
540	Idera Pharmaceuticals, Inc.(a)	1
43	Immune Design Corp.(a)	1
819	ImmunoGen, Inc.(a)	9
686	Immunomedics, Inc.(a)	3
459	Infinity Pharmaceuticals, Inc.(a)	6
503	Inovio Pharmaceuticals, Inc.^(a)	5
467	Insmed, Inc.(a)	6
94	Insys Therapeutics, Inc.(a)	4
339	Intrexon Corp.(a)	6
1,146	Ironwood Pharmaceuticals, Inc.(a)	15
6,855	Isis Pharmaceuticals, Inc.(a)	266
129	Karyopharm Therapeutics, Inc.(a)	5
876	Keryx Biopharmaceuticals, Inc.^(a)	12
83	Kindred Biosciences, Inc.(a)	1
62	Kite Pharma, Inc.(a)	2
165	KYTHERA Biopharmaceuticals, Inc.(a)	5
2,156	Lexicon Pharmaceuticals, Inc.(a)	3
198	Ligand Pharmaceuticals, Inc., Class - B(a)	9
184	MacroGenics, Inc.(a)	4
2,186	MannKind Corp.^(a)	13
882	Merrimack Pharmaceuticals, Inc.(a)	8
885	MiMedx Group, Inc.(a)	6
70	Mirati Therapeutics, Inc.(a)	1
451	Momenta Pharmaceuticals, Inc.(a)	5
5,540	Myriad Genetics, Inc.^(a)	214
393	NanoViricides, Inc.(a)	1
1,221	Navidea Biopharmaceuticals, Inc.(a)	2
76	NeoStem, Inc.(a)	–
614	Neuralstem, Inc.(a)	2
726	Neurocrine Biosciences, Inc.(a)	11
201	NewLink Genetics Corp.(a)	4
385	Northwest Biotherapeutics, Inc.(a)	2
2,275	Novavax, Inc.(a)	9

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
2,262	NPS Pharmaceuticals, Inc.(a)	$59
228	Ohr Pharmaceutical, Inc.(a)	2
115	OncoMed Pharmaceuticals, Inc.(a)	2
764	Oncothyreon, Inc.(a)	1
331	Ophthotech Corp.(a)	13
1,892	Opko Health, Inc.^(a)	16
1,144	Orexigen Therapeutics, Inc.(a)	5
576	Organovo Holdings, Inc.(a)	4
153	Osiris Therapeutics, Inc.(a)	2
52	Otonomy, Inc.(a)	1
1,767	PDL BioPharma, Inc.^	13
1,591	Peregrine Pharmaceuticals, Inc.(a)	2
352	Portola Pharmaceuticals, Inc.(a)	9
125	Progenics Pharmaceuticals, Inc.(a)	1
61	Prothena Corp. PLC(a)	1
1,336	PTC Therapeutics, Inc.(a)	59
223	Puma Biotechnology, Inc.(a)	53
52	Radius Health, Inc.(a)	1
618	Raptor Pharmaceuticals Corp.(a)	6
177	Receptos, Inc.(a)	11
224	Regado Biosciences, Inc.(a)	–
122	Regulus Therapeutics, Inc.(a)	1
1,591	Repligen Corp.(a)	32
189	Retrophin, Inc.(a)	2
41	Sage Therapeutics, Inc.(a)	1
6,048	Sangamo BioSciences, Inc.(a)	65
388	Sarepta Therapeutics, Inc.(a)	8
3,005	Seattle Genetics, Inc.(a)	112
145	Spectrum Pharmaceuticals, Inc.(a)	1
112	Stemline Therapeutics, Inc.(a)	1
454	Sunesis Pharmaceuticals, Inc.(a)	3
205	Synageva BioPharma Corp.(a)	14
969	Synergy Pharmaceuticals, Inc.	3
627	Synta Pharmaceuticals Corp.(a)	2
40	T2 Biosystems, Inc.(a)	1
182	Tesaro, Inc.(a)	5
222	Tetraphase Pharmaceuticals, Inc.(a)	4
210	TG Therapeutics, Inc.(a)	2
746	Theravance, Inc.	13
533	Threshold Pharmaceuticals, Inc.(a)	2
871	Ultragenyx Pharmaceutical, Inc.(a)	49
341	Vanda Pharmaceuticals, Inc.(a)	4
2	Verastem, Inc.(a)	–
65	Versartis, Inc.(a)	1
44,500	Vical, Inc.(a)	50
47	Vital Therapies, Inc.(a)	1
127	Xencor, Inc.(a)	1
623	XOMA Corp.(a)	3
49	Zafgen, Inc.(a)	1
724	ZIOPHARM Oncology, Inc.(a)	2
		2,604
	Building Products — 2.08%
426	AAON, Inc.	7
81	Advanced Drainage Systems, Inc.(a)	2
116	American Woodmark Corp.(a)	4
164	Apogee Enterprises, Inc.	7
3,100	Armstrong World Industries, Inc.(a)	174
416	Builders FirstSource, Inc.(a)	2
116	Continental Building Products, Inc.(a)	2
16,450	Gibraltar Industries, Inc.(a)	225
21,778	Griffon Corp.	248
154	Insteel Industries, Inc.	3
4,750	Lennox International, Inc.	366
9,667	Masonite International Corp.(a)	536
4,479	NCI Building Systems, Inc.(a)	87
71	Norcraft Cos., Inc.(a)	1
87	Nortek, Inc.(a)	6
81	Patrick Industries, Inc.(a)	3
441	PGT, Inc.(a)	4
187	Ply Gem Holdings, Inc.(a)	2
40	Quanex Building Products Corp.	1
2,722	Simpson Manufacturing Co., Inc.	79
4,643	Trex Co., Inc.(a)	161
6,543	Universal Forest Products, Inc.	279
		2,199
	Capital Markets — 1.44%
36	Arlington Asset Investment Corp.	1
473	BGC Partners, Inc., Class - A	4
74	Calamos Asset Management, Inc., Class - A	1
3,300	Capital Southwest Corp.	118
185	Cohen & Steers, Inc.	7
73,400	Cowen Group, Inc.(a)	274
29	Diamond Hill Investment Group, Inc.	4
319	Evercore Partners, Inc., Class - A	15
40	FBR & Co.(a)	1
495	Financial Engines, Inc.	17
71	GAMCO Investors, Inc., Class - A	5
272	Greenhill & Co., Inc.	13
315	HFF, Inc., Class - A	9
76	International Fcstone, Inc.(a)	1
895	Ladenburg Thalmann Financial Services, Inc.(a)	4
2,300	LPL Financial Holdings, Inc.	106
57	Manning & Napier, Inc.	1
88	Marcus & Millichap, Inc.(a)	3
41	Oppenheimer Holdings, Inc., Class - A	1
3,750	Piper Jaffray Cos., Inc.(a)	196
104	Pzena Investment Management, Inc., Class - A	1
4,315	Raymond James Financial, Inc.	231
97	RCS Capital Corp., Class - A	2
46	Silvercrest Asset Management Group, Inc.	1
8,104	Stifel Financial Corp.(a)	379
68	Virtus Investment Partners, Inc.	12
1,759	Waddell & Reed Financial, Inc., Class - A	91
68	Westwood Holdings Group, Inc.	4
1,035	WisdomTree Investments, Inc.(a)	12
		1,514
	Chemicals — 2.52%
110	A. Schulman, Inc.	4
192	Advanced Emissions Solutions, Inc.(a)	4
3,013	Albemarle Corp.	177
40	Axiall Corp.	1
293	Balchem Corp.	17
6,958	Cabot Corp.	352
512	Calgon Carbon Corp.(a)	10
1,360	Celanese Corp., Series A	80

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
125	Chase Corp.	$4
872	Chemtura Corp.(a)	20
689	Ferro Corp.(a)	10
3,313	Flotek Industries, Inc.(a)	86
3,122	FMC Corp.	179
136	FutureFuel Corp.	2
5,212	H.B. Fuller Co.	207
20	Hawkins, Inc.	1
122	Innophos Holdings, Inc.	7
47	Innospec, Inc.	2
246	Koppers Holdings, Inc.	8
14,400	Kraton Performance Polymers, Inc.(a)	256
41	Kronos Worldwide, Inc.	1
12,800	Landec Corp.(a)	157
165	Marrone Bio Innovations, Inc.(a)	–
3,568	Methanex Corp.	238
92	Minerals Technologies, Inc.	6
816	NewMarket Corp.	311
69	Olin Corp.	2
436	Omnova Solutions, Inc.(a)	2
7,747	PolyOne Corp.	276
88	Quaker Chemical Corp.	6
424	Senomyx, Inc.(a)	3
30	Sensient Technologies Corp.	2
114	Stepan Co.	5
228	Taminco Corp.(a)	6
156	Trecora Resources(a)	2
7,770	Tronox Ltd., Class - A	202
58	Zep, Inc.	1
		2,647
	Commercial Services & Supplies — 1.84%
51	ABM Industries, Inc.	1
170	ACCO Brands Corp.(a)	1
45,004	ARC Document Solutions, Inc.(a)	365
351	Casella Waste Systems, Inc.(a)	1
261	Cenveo, Inc.(a)	1
268	Deluxe Corp.	15
58	EnerNOC, Inc.(a)	1
87	Ennis, Inc.	1
677	Healthcare Services Group, Inc.	19
72	Heritage-Crystal Clean, Inc.(a)	1
10,865	Herman Miller, Inc.	324
400	HNI Corp.	14
33	InnerWorkings, Inc.(a)	–
638	Interface, Inc.	10
5,190	KAR Auction Services, Inc.	149
78	Kimball International, Inc., Class - B	1
464	Knoll, Inc.	8
631	Mobile Mini, Inc.	22
284	MSA Safety, Inc.	14
88	Multi-Color Corp.	4
275	Performant Financial Corp.(a)	2
184	Quest Resource Holding Corp.(a)	–
80	R.R. Donnelley & Sons Co.	1
2,331	Ritchie Bros. Auctioneers, Inc.	52
142	SP Plus Corp.(a)	3
878	Steelcase, Inc., Class - A	14
2,996	Team, Inc.(a)	114
14,996	Tetra Tech, Inc.	376
2,447	The Brink's Co.	59
10	UniFirst Corp.	1
9,283	United Stationers, Inc.	349
207	US Ecology, Inc.	10
234	West Corp.	7
		1,940
	Communications Equipment — 0.83%
2,653	ADTRAN, Inc.	54
123	Alliance Fiber Optic Products, Inc.	2
143	Applied Optoelectronics, Inc.(a)	2
1,280	Arris Group, Inc.(a)	36
5,448	Aruba Networks, Inc.(a)	118
65	BEL Fuse, Inc., Class - B	2
57	Black Box Corp.	1
163	Brocade Communications Systems, Inc.	2
356	CalAmp Corp.(a)	6
1,011	Ciena Corp.(a)	17
105	Clearfield, Inc.(a)	1
607	Extreme Networks, Inc.(a)	3
874	Finisar Corp.(a)	15
106	Harmonic, Inc.(a)	1
997	Infinera Corp.(a)	11
389	InterDigital, Inc.	15
53	Ixia(a)	–
131	KVH Industries, Inc.(a)	1
112	NumereX Corp., Class - A(a)	1
8,100	Oplink Communications, Inc.	137
901	ParkerVision, Inc.(a)	1
21,700	PC-Telephone, Inc.	166
362	Plantronics, Inc.	17
605	Polycom, Inc.(a)	7
42	Procera Networks, Inc.(a)	–
621	Ruckus Wireless, Inc.(a)	8
583	ShoreTel, Inc.(a)	4
6,500	Sierra Wireless, Inc.^(a)	174
10,226	Sonus Networks, Inc.(a)	35
48	TESSCO Technologies, Inc.	1
285	Ubiquiti Networks, Inc.(a)	11
399	ViaSat, Inc.(a)	22
		871
	Computer Storage & Peripherals — 0.00%
777	Quantum Corp.(a)	1
834	Violin Memory, Inc.(a)	4
		5
	Construction & Engineering — 1.04%
47	AECOM Technology Corp.(a)	2
34	Aegion Corp.(a)	1
51	Argan, Inc.	2
78	Comfort Systems USA, Inc.	1
290	Dycom Industries, Inc.(a)	9
17,886	Furmanite Corp.(a)	121
31	Great Lakes Dredge & Dock Co.(a)	–
1,776	Jacobs Engineering Group, Inc.(a)	87
2,820	KBR, Inc.	53
6,091	MasTec, Inc.(a)	187
60	MYR Group, Inc.(a)	1
170	Pike Electric Corp.(a)	2
5,065	Primoris Services Corp.	136

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Engineering (continued)
6,147	Quanta Services, Inc.(a)	$223
10,276	Tutor Perini Corp.(a)	270
28	URS Corp.	2
		1,097
	Construction Materials — 1.03%
7,140	CaesarStone Sdot Yam Ltd.	369
5,100	Eagle Materials, Inc.	520
3,467	Headwaters, Inc.(a)	43
1,190	Martin Marietta Materials, Inc.	154
15	United States Lime & Minerals, Inc.	1
132	US Concrete, Inc.(a)	3
		1,090
	Consumer Finance — 0.43%
22	Cash America International, Inc.	1
67	Credit Acceptance Corp.(a)	8
168	Encore Capital Group, Inc.(a)	7
87	EZCORP, Inc., Class - A(a)	1
279	First Cash Financial Services, Inc.(a)	16
5,570	Green Dot Corp., Class - A(a)	118
23	Nelnet, Inc., Class - A	1
72	Nicholas Financial, Inc.(a)	1
5,538	Portfolio Recovery Associates, Inc.(a)	289
64	Regional Management Corp.(a)	1
88	World Acceptance Corp.(a)	6
		449
	Containers & Packaging — 0.95%
32	AEP Industries, Inc.(a)	1
6,221	AptarGroup, Inc.	378
17,204	Berry Plastics Group, Inc.(a)	434
3,144	Graphic Packaging Holding Co.(a)	39
34	Greif, Inc., Class - A	1
261	Myers Industries, Inc.	5
2,195	Packaging Corp. of America	140
		998
	Distributors — 0.02%
26	Core-Mark Holding Co., Inc.	1
435	Pool Corp.	24
		25
	Diversified Consumer Services — 0.46%
6,018	2U, Inc.(a)	94
167	American Public Education, Inc.(a)	5
84	Apollo Group, Inc., Class - A(a)	2
295	Bright Horizons Family Solutions, Inc.(a)	12
105	Capella Education Co.	7
15	Carriage Services, Inc.	–
67	Collectors Universe, Inc.	1
39	Education Management Corp.(a)	–
1,239	Grand Canyon Education, Inc.(a)	51
658	Hillenbrand, Inc.	20
4	ITT Educational Services, Inc.(a)	–
153	K12, Inc.(a)	2
36	Liberty Tax, Inc.(a)	1
774	LifeLock, Inc.(a)	11
5,625	Matthews International Corp., Class - A	247
587	Sotheby's	21
61	Steiner Leisure Ltd.(a)	2
103	Strayer Education, Inc.(a)	6
244	Weight Watchers International, Inc.	7
		489
	Diversified Financial Services — 0.39%
43	Interactive Brokers Group, Inc., Class - A	1
6,775	Leucadia National Corp.	162
363	MarketAxess Holdings, Inc.	22
10,109	PHH Corp.(a)	226
		411
	Diversified Telecommunication Services — 0.94%
272	8x8, Inc.(a)	2
499	Cincinnati Bell, Inc.(a)	2
13,455	Cogent Communications Group, Inc.	452
242	Consolidated Communications Holdings, Inc.	6
140	Enventis Corp.	3
168	FairPoint Communications, Inc.(a)	3
334	General Communication, Inc., Class - A(a)	4
52	Hawaiian Telcom Holdco, Inc.(a)	1
140	IDT Corp.	2
514	inContact, Inc.(a)	4
327	Inteliquent, Inc.	4
70	Intelsat SA(a)	1
163	Lumos Networks Corp.	3
147	MagicJack VocalTec Ltd.(a)	1
49,200	ORBCOMM, Inc.(a)	283
18,916	Premiere Global Services, Inc.(a)	226
		997

	Electric Utilities — 0.59%
8,074	El Paso Electric Co.	295
60	Great Plains Energy, Inc.	1
73	Hawaiian Electric Industries, Inc.	2
32	IDACORP, Inc.	2
8,904	ITC Holdings Corp.	318
63	PNM Resources, Inc.	2
46	Portland General Electric Co.	1
62	The Empire District Electric Co.	1
47	UIL Holdings Corp.	2
		624
	Electrical Equipment — 1.26%
2,360	Acuity Brands, Inc.	278
246	AZZ, Inc.	10
13,675	Brady Corp.	307
3,057	Capstone Turbine Corp.(a)	3
150	Encore Wire Corp.	6
6,960	EnerSys	407
3,466	Enphase Energy, Inc.(a)	52
425	Franklin Electric Co., Inc.	15
2,240	FuelCell Energy, Inc.(a)	5
663	Generac Holdings, Inc.(a)	27
70	General Cable Corp.	1
685	Hubbell, Inc., Class - B	83
19,300	Orion Energy Systems, Inc.(a)	103
433	Polypore International, Inc.(a)	17
44	Power Solutions International, Inc.(a)	3
30	Preformed Line Products Co.	2
25	Regal-Beloit Corp.	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment (continued)
213	Revolution Lighting Technologies, Inc.(a)	$–
305	Thermon Group Holdings, Inc.(a)	7
		1,328
	Electronic Equipment, Instruments & Components — 3.70%
116	Anixter International, Inc.	10
138	Badger Meter, Inc.	7
7,982	Belden, Inc.	512
61	Benchmark Electronics, Inc.(a)	1
5,832	Cognex Corp.(a)	235
18	Coherent, Inc.(a)	1
4,121	Control4 Corp.(a)	53
115	CUI Global, Inc.(a)	1
246	Daktronics, Inc.	3
35	Dolby Laboratories, Inc., Class - A(a)	1
8,080	DTS, Inc.(a)	204
100	Electro Rent Corp.	1
144	FARO Technologies, Inc.(a)	7
407	FEI Co.	31
25,791	Flextronics International Ltd.(a)	266
10,953	Insight Enterprises, Inc.(a)	248
684	InvenSense, Inc.^(a)	13
3,045	IPG Photonics Corp.(a)	209
4,520	Itron, Inc.(a)	178
10,717	Jabil Circuit, Inc.	216
3,932	Littelfuse, Inc.	336
275	Maxwell Technologies, Inc.(a)	2
762	Measurement Specialties, Inc.(a)	65
30	Mesa Laboratories, Inc.	2
364	Methode Electronics, Inc.	13
145	MTS Systems Corp.	10
7,300	Multi-Fineline Electronix, Inc.(a)	68
337	Newport Corp.(a)	6
48	OSI Systems, Inc.(a)	3
60	PC Connection, Inc.	1
147	Plexus Corp.(a)	5
373	RealD, Inc.(a)	3
53	Rofin-Sinar Technologies, Inc.(a)	1
5,992	Rogers Corp.(a)	329
66	Sanmina Corp.(a)	1
352	Speed Commerce, Inc.(a)	1
56	SYNNEX Corp.(a)	4
5,623	Tech Data Corp.(a)	332
11,089	Trimble Navigation Ltd.(a)	339
194	TTM Technologies, Inc.(a)	1
5,380	Universal Display Corp.(a)	176
99	Vishay Intertechnology, Inc.	1
		3,896
	Energy Equipment & Services — 2.04%
9,316	Atwood Oceanics, Inc.(a)	408
304	Basic Energy Services, Inc.(a)	7
379	C&J Energy Services, Inc.(a)	12
190	CARBO Ceramics, Inc.	11
61	Dawson Geophysical Co.	1
33	Diamond Offshore Drilling, Inc.	1
2,481	Dril-Quip, Inc.(a)	222
211	Forum Energy Technologies, Inc.(a)	6
9	Geospace Technologies Corp.(a)	–
106	Glori Energy, Inc.(a)	1
8,546	Gulf Island Fabrication, Inc.	147
39	GulfMark Offshore, Inc., Class - A	1
15,477	Helix Energy Solutions Group, Inc.(a)	341
407	Hercules Offshore, Inc.(a)	1
153	ION Geophysical Corp.(a)	–
251	Matrix Service Co.(a)	6
8,390	McDermott International, Inc.(a)	48
9,700	Mitcham Industries, Inc.(a)	107
27,271	Newpark Resources, Inc.(a)	339
64	Nordic American Offshore Ltd.	1
200	North Atlantic Drilling Ltd.	1
41	PHI, Inc.(a)	2
431	Pioneer Energy Services Corp.(a)	6
193	Profire Energy, Inc.(a)	1
112	RigNet, Inc.(a)	5
14,253	Superior Energy Services, Inc.	469
125	Tesco Corp.	2
24	Unit Corp.(a)	1
851	Vantage Drilling Co.(a)	1
371	Willbros Group, Inc.(a)	3
		2,151
	Food & Staples Retailing — 0.73%
9,588	Casey's General Stores, Inc.	687
133	Chefs' Warehouse Holdings LLC(a)	2
145	Fairway Group Holdings Corp.(a)	1
72	Ingles Markets, Inc., Class - A	2
265	Liberator Medical Holdings, Inc.	1
100	Natural Grocers by Vitamin Cottage, Inc.(a)	2
180	PriceSmart, Inc.	15
394	Roundy's, Inc.	1
264	The Andersons, Inc.	17
412	The Fresh Market, Inc.(a)	14
478	United Natural Foods, Inc.(a)	29
79	Village Super Market, Inc., Class - A	2
		773
	Food Products — 0.13%
9	Alico, Inc.	–
163	Annie's, Inc.(a)	7
515	B&G Foods, Inc., Class - A	14
539	Boulder Brands, Inc.(a)	7
128	Calavo Growers, Inc.	6
169	Cal-Maine Foods, Inc.	15
310	Darling Ingredients, Inc.(a)	6
208	Diamond Foods, Inc.(a)	6
79	Farmer Brothers Co.(a)	2
52	Fresh Del Monte Produce, Inc.	2
156	Inventure Foods, Inc.(a)	2
143	J&J Snack Foods Corp.	13
50	John B Sanfilippo & Son, Inc.	2
111	Lancaster Colony Corp.	9
28	Lifeway Foods, Inc.(a)	–
120	Limoneira Co.	3
214	Sanderson Farms, Inc.	20
1	Seaboard Corp.(a)	3
174	Tootsie Roll Industries, Inc.	5
210	TreeHouse Foods, Inc.(a)	17
		139

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Gas Utilities — 0.63%
34	Southwest Gas Corp.	$2
19,507	UGI Corp.	665
		667
	Health Care Equipment & Supplies — 3.59%
216	Abaxis, Inc.	11
798	Abiomed, Inc.(a)	20
728	Accuray, Inc.(a)	5
135	Anika Therapeutics, Inc.(a)	5
1,063	Antares Pharma, Inc.(a)	2
209	AtriCure, Inc.(a)	3
15	Atrion Corp.	5
325	Cantel Medical Corp.	11
265	Cardiovascular Systems, Inc.(a)	6
750	Cerus Corp.(a)	3
170	CryoLife, Inc.	2
258	Cyberonics, Inc.(a)	13
77	Cynosure, Inc.(a)	2
21,146	DexCom, Inc.(a)	847
1,770	Edwards Lifesciences Corp.(a)	181
613	Endologix, Inc.(a)	6
388	GenMark Diagnostics, Inc.(a)	3
632	Globus Medical, Inc.(a)	12
30	Greatbatch, Inc.(a)	1
51	Haemonetics Corp.(a)	2
1,663	HeartWare International, Inc.(a)	129
55	Inogen, Inc.(a)	1
18,537	Insulet Corp.(a)	683
98	Integra LifeSciences Holdings Corp.(a)	5
82	K2M Group Holdings, Inc.(a)	1
159	LDR Holding Corp.(a)	5
464	Masimo Corp.(a)	10
395	Meridian Bioscience, Inc.	7
309	Natus Medical, Inc.(a)	9
6,261	Neogen Corp.(a)	247
4,470	Novadaq Technologies, Inc.(a)	57
374	NuVasive, Inc.(a)	13
588	NxStage Medical, Inc.(a)	8
42	Ocular Therapeutix, Inc.(a)	1
142	Oxford Immunotec Global PLC(a)	2
273	Quidel Corp.(a)	7
29	Rockwell Medical Technologies, Inc.(a)	–
384	STAAR Surgical Co.(a)	4
599	STERIS Corp.	32
28	SurModics, Inc.(a)	1
6,670	Symmetry Medical, Inc.(a)	67
84	Tandem Diabetes Care, Inc.(a)	1
3,884	The Cooper Cos., Inc.	605
2,095	The Spectranetics Corp.(a)	56
547	Thoratec Corp.(a)	15
68	TriVascular Technologies, Inc.(a)	1
36,376	Unilife Corp.^(a)	83
36	Utah Medical Products, Inc.	2
159	Vascular Solutions, Inc.(a)	4
50	Veracyte, Inc.(a)	–
482	Volcano Corp.(a)	5
11,347	West Pharmaceutical Services, Inc.	508
224	Wright Medical Group, Inc.(a)	7
3,191	Zeltiq Aesthetics, Inc.(a)	72
		3,788
	Health Care Providers & Services — 2.24%
11,104	Acadia Healthcare Co., Inc.(a)	540
26	Adeptus Health, Inc., Class - A(a)	1
377	Air Methods Corp.(a)	21
4	Alliance HealthCare Services, Inc.(a)	–
65	Almost Family, Inc.(a)	2
118	AmSurg Corp.(a)	6
219	Bio-Reference Laboratories, Inc.(a)	6
141	Biotelemetry, Inc.(a)	1
275	Capital Senior Living Corp.(a)	6
3,194	Catamaran Corp.(a)	135
184	Chemed Corp.	19
111	CorVel Corp.(a)	4
333	ExamWorks Group, Inc.(a)	11
320	Five Star Quality Care, Inc.(a)	1
298	Gentiva Health Services, Inc.(a)	5
51	Hanger, Inc.(a)	1
35	Health Net, Inc.(a)	2
32	HealthEquity, Inc.(a)	1
706	HealthSouth Corp.	26
169	Healthways, Inc.(a)	3
1,335	iKang Healthcare Group, Inc., ADR(a)	26
100	IPC The Hospitalist Co., Inc.(a)	4
64	Kindred Healthcare, Inc.	1
88	Landauer, Inc.	3
60	LHC Group, Inc.(a)	1
6,725	LifePoint Hospitals, Inc.(a)	465
20	Magellan Health Services, Inc.(a)	1
4,450	MEDNAX, Inc.(a)	244
1,565	Molina Heathcare, Inc.(a)	66
2,026	MWI Veterinary Supply, Inc.(a)	301
26	National Healthcare Corp.	1
100	National Research Corp., Class - A(a)	1
594	Owens & Minor, Inc.	19
109	Providence Service Corp.(a)	5
320	RadNet, Inc.(a)	2
807	Select Medical Holdings Corp.	10
343	Skilled Healthcare Group, Inc.(a)	2
123	Surgical Care Affiliates, Inc.(a)	3
676	Team Health Holdings, Inc.(a)	39
237	The Ensign Group, Inc.	8
123	U.S. Physical Therapy, Inc.	4
40	VCA Antech, Inc.(a)	2
6,029	WellCare Health Plans, Inc.(a)	364
		2,363
	Health Care Technology — 0.76%
103	Castlight Health, Inc., Class - B(a)	1
106	Computer Programs & Systems, Inc.	6
200	HealthStream, Inc.(a)	5
844	HMS Holdings Corp.(a)	16
32	Imprivata, Inc.(a)	–
552	MedAssets, Inc.(a)	11
9,639	Medidata Solutions, Inc.(a)	427
724	Merge Healthcare, Inc.(a)	2
11,726	Omnicell, Inc.(a)	320
476	Quality Systems, Inc.	7
224	Vocera Communications, Inc.(a)	2
		797

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure — 1.53%
55	BJ's Restaurant, Inc.(a)	$2
743	Bloomin' Brands, Inc.(a)	14
52	Bob Evans Farms, Inc.	2
593	Boyd Gaming Corp.(a)	6
174	Bravo Brio Restaurant Group, Inc.(a)	2
3,445	Buffalo Wild Wings, Inc.(a)	462
68	Caesars Entertainment Corp.(a)	1
31,600	Century Casinos, Inc.(a)	162
83	Churchill Downs, Inc.	8
1,884	Chuy's Holdings, Inc.(a)	59
209	ClubCorp Holdings, Inc.	4
172	Cracker Barrel Old Country Store, Inc.	18
2,381	Del Frisco's Restaurant Group, Inc.(a)	46
587	Denny's Corp.(a)	4
339	Diamond Resorts International, Inc.(a)	8
62	DineEquity, Inc.	5
239	Einstein Noah Restaurant Group, Inc.	5
53	El Pollo Loco Holdings, Inc.(a)	2
43	Famous Dave's of America, Inc.(a)	1
2,008	Fiesta Restaurant Group, Inc.(a)	100
94	Ignite Restaurant Group, Inc.(a)	1
7,476	International Speedway Corp., Class - A	236
292	Interval Leisure Group, Inc.	6
386	Jack in the Box, Inc.	26
176	Jamba, Inc.(a)	3
625	Krispy Kreme Doughnuts, Inc.(a)	11
2,035	La Quinta Holdings, Inc.(a)	39
72	Life Time Fitness, Inc.(a)	4
123	Marcus Corp.	2
174	Monarch Casino & Resort, Inc.(a)	2
58	Morgans Hotel Group Co.(a)	–
284	Multimedia Games Holding Co., Inc.(a)	10
34	Nathan's Famous, Inc.(a)	2
97	Noodles & Co.(a)	2
294	Papa John's International, Inc.	12
44	Papa Murphy's Holdings, Inc.(a)	–
574	Pinnacle Entertainment, Inc.(a)	14
226	Popeyes Louisiana Kitchen, Inc.(a)	9
162	Potbelly Corp.(a)	2
137	Red Robin Gourmet Burgers, Inc.(a)	8
30,300	Ruby Tuesday, Inc.(a)	178
444	Ruth's Hospitality Group, Inc.	5
307	Scientific Games Corp.(a)	3
366	Sonic Corp.(a)	8
671	Texas Roadhouse, Inc., Class - A	19
482	The Cheesecake Factory, Inc.	22
888	Vail Resorts, Inc.	77
59	Zoe's Kitchen, Inc.(a)	2
		1,614
	Household Durables — 0.55%
102	Beazer Homes USA, Inc.(a)	2
83	Cavco Industries, Inc.(a)	6
71	CSS Industries, Inc.	2
60	Flexsteel Industries, Inc.	2
3,128	Harman International Industries, Inc.	306
138	Helen of Troy Ltd.(a)	7
90	Installed Building Products, Inc.(a)	1
1,098	iRobot Corp.(a)	33
593	KB Home	9
428	La-Z-Boy, Inc.	8
22	LGI Homes, Inc.(a)	–
190	Libbey, Inc.(a)	5
118	Lifetime Brands, Inc.	2
4,938	Meritage Homes Corp.(a)	175
38	NACCO Industries, Inc., Class - A	2
111	The Dixie Group, Inc.(a)	1
139	TRI Pointe Homes, Inc.(a)	2
102	Turtle Beach Corp.(a)	1
153	Universal Electronics, Inc.(a)	8
33	William Lyon Homes, Class - A(a)	1
		573
	Household Products — 0.02%
74	Central Garden & Pet Co., Class - A(a)	1
328	Harbinger Group, Inc.(a)	4
22	Oil-Dri Corp. of America	1
58	Orchids Paper Products Co.	1
144	WD-40 Co.	10
		17
	Independent Power and Renewable Electricity Producers — 0.02%
13	Abengoa Yield PLC(a)	–
69	Ormat Technologies, Inc.	2
410	Pattern Energy Group, Inc.	13
71	TerraForm Power, Inc., Class - A(a)	2
		17
	Industrial Conglomerates — 0.13%
1,648	Carlisle Cos., Inc.	132
349	Raven Industries, Inc.	9
		141
	Insurance — 3.40%
937	Alleghany Corp.(a)	392
10,456	American Equity Investment Life Holding Co.	239
11,329	American Financial Group, Inc.	656
221	AmTrust Financial Services, Inc.	9
9,427	Argo Group International Holdings Ltd.	473
4,232	Aspen Insurance Holdings Ltd.	181
69	Assured Guaranty Ltd.	2
105	Atlas Financial Holdings, Inc.(a)	1
226	Crawford & Co.	2
166	eHealth, Inc.(a)	4
40	EMC Insurance Group, Inc.	1
169	Employers Holdings, Inc.	3
3,400	Endurance Specialty Holdings Ltd.	188
1,649	Everest Re Group Ltd.	267
36	FBL Financial Group, Inc., Class - A	2
115	Federated National Holding Co.	3
9,200	First American Financial Corp.	250
2,980	HCC Insurance Holdings, Inc.	144
64	HCI Group, Inc.	2
74	Heritage Insurance Holdings, Inc.(a)	1
43	Infinity Property & Casualty Corp.	3
194	Maiden Holdings Ltd.	2
21	National Interstate Corp.	1
5,206	Primerica, Inc.	251
10,671	Symetra Financial Corp.	249

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
138	United Insurance Holdings Corp.	$2
394	Universal Insurance Holdings, Inc.	5
5,046	W.R. Berkley Corp.	241
		3,574
	Internet & Catalog Retail — 0.05%
235	1-800-FLOWERS.COM, Inc., Class - A(a)	2
113	Blue Nile, Inc.(a)	3
122	Coupons.com, Inc.(a)	1
27	FTD Cos., Inc.(a)	1
320	HSN, Inc.	19
291	NutriSystem, Inc.	4
222	Orbitz Worldwide, Inc.(a)	2
124	Overstock.com, Inc.(a)	2
208	PetMed Express, Inc.	3
293	RetailMeNot, Inc.(a)	5
226	Shutterfly, Inc.(a)	11
111	ValueVision Media, Inc., Class - A(a)	1
		54
	Internet Software & Services — 2.13%
3,660	Akamai Technologies, Inc.(a)	219
75	Amber Road, Inc.(a)	1
452	Angie's List, Inc.(a)	3
30	AOL, Inc.(a)	1
47	Bankrate, Inc.(a)	1
218	Bazaarvoice, Inc.(a)	2
1,725	Benefitfocus, Inc.(a)	46
89	Blucora, Inc.(a)	1
41	Borderfree, Inc.(a)	1
27,285	Brightcove, Inc.(a)	152
168	Carbonite, Inc.(a)	2
86	Care.com, Inc.(a)	1
216	ChannelAdvisor Corp.(a)	4
333	comScore, Inc.(a)	12
301	Constant Contact, Inc.(a)	8
709	Conversant, Inc.(a)	24
5,261	Cornerstone OnDemand, Inc.(a)	181
171	Cvent, Inc.(a)	4
433	DealerTrack Holdings, Inc.(a)	19
2,314	Demandware, Inc.(a)	118
301	Dice Holdings, Inc.(a)	3
238	E2open, Inc.(a)	2
320	EarthLink Holdings Corp.	1
287	Endurance International Group Holdings, Inc.(a)	5
3,928	Envestnet, Inc.(a)	177
66	Everyday Health, Inc.(a)	1
87	Five9, Inc.(a)	1
274	Global Eagle Entertainment, Inc.(a)	3
7,236	Gogo, Inc.^(a)	122
93	GrubHub, Inc.(a)	3
149	GTT Communications, Inc.(a)	2
3,020	Intralinks Holdings, Inc.(a)	24
490	j2 Global, Inc.	24
1,145	Lands' End, Inc.(a)	47
516	LivePerson, Inc.(a)	6
234	LogMeln, Inc.(a)	11
287	Marchex, Inc.	1
239	Marin Software, Inc.(a)	2
446	Marketo, Inc.(a)	14
28,375	Monster Worldwide, Inc.(a)	156
375	Move, Inc.(a)	8
626	NIC, Inc.	11
67	Opower, Inc.(a)	1
234	Perficient, Inc.(a)	4
85	Q2 Holdings, Inc.(a)	1
15,890	QuinStreet, Inc.(a)	66
17,100	RealNetworks, Inc.(a)	119
7	Reis, Inc.	–
189	Rocket Fuel, Inc.(a)	3
255	SciQuest, Inc.(a)	4
951	Shutterstock, Inc.(a)	68
156	SPS Commerce, Inc.(a)	8
121	Stamps.com, Inc.(a)	4
190	Textura Corp.(a)	5
76	Travelzoo, Inc.(a)	1
3,686	TrueCar, Inc.(a)	66
1,301	Trulia, Inc.(a)	64
971	Unwired Planet, Inc.(a)	2
321	VistaPrint NV(a)	18
4,517	Web.com Group, Inc.(a)	90
373	WebMD Health Corp.(a)	16
128	Wix.com Ltd.(a)	2
14,879	XO Group, Inc.(a)	167
296	Xoom Corp.(a)	6
1,510	Yelp, Inc.(a)	103
606	Zix Corp.(a)	2
		2,244
	IT Services — 1.35%
558	Blackhawk Network Holdings, Inc.(a)	18
73	Booz Allen Hamilton Holding Corp.	2
22	CACI International, Inc., Class - A(a)	2
428	Cardtronics, Inc.(a)	15
140	Cass Information Systems, Inc.	6
101	Computer Task Group, Inc.	1
74	Convergys Corp.	1
52	CoreLogic, Inc.(a)	1
190	CSG Systems International, Inc.	5
17	DST Systems, Inc.	1
342	EPAM Systems, Inc.(a)	15
491	Euronet Worldwide, Inc.(a)	23
631	EVERTEC, Inc.	14
131	Exlservice Holdings, Inc.(a)	3
110	Forrester Research, Inc.	4
150	Global Cash Access Holdings, Inc.(a)	1
1,404	Global Payments, Inc.	99
345	Heartland Payment Systems, Inc.	16
103	Higher One Holdings, Inc.(a)	–
393	iGATE Corp.(a)	14
9,594	Jack Henry & Associates, Inc.	535
30	Leidos Holdings, Inc.	1
634	Lionbridge Technologies, Inc.(a)	3
73	Luxoft Holding, Inc.(a)	3
53	ManTech International Corp., Class - A	1
652	MAXIMUS, Inc.	26
5,060	MoneyGram International, Inc.(a)	64
567	NeuStar, Inc., Class - A(a)	14
1,102	Sapient Corp.(a)	15

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
440	Science Applications International Corp.	$19
124	Sykes Enterprises, Inc.(a)	2
3,807	Syntel, Inc.(a)	336
141	TeleTech Holdings, Inc.(a)	3
312	The Hackett Group, Inc.	2
347	Unisys Corp.(a)	8
3,010	VeriFone Systems, Inc.(a)	104
249	Virtusa Corp.(a)	9
372	WEX, Inc.(a)	41
		1,427
	Leisure Products — 0.17%
94	Arctic Cat, Inc.	3
444	Brunswick Corp.	19
86	Johnson Outdoors, Inc., Class - A	2
23,315	Leapfrog Enterprises, Inc.(a)	141
78	Malibu Boats, Inc., Class - A(a)	1
133	Marine Products Corp.	1
195	Nautilus, Inc.(a)	2
516	Smith & Wesson Holding Corp.(a)	5
186	Sturm, Ruger & Co., Inc.	9
		183
	Life Sciences Tools & Services — 1.17%
213	Accelerate Diagnostics, Inc.(a)^	5
180	Affymetrix, Inc.(a)	1
1,962	Albany Molecular Research, Inc.(a)	43
15	Bio-Rad Laboratories, Inc., Class - A(a)	2
88	Bruker Biosciences Corp.(a)	2
371	Cambrex Corp.(a)	7
39	Charles River Laboratories International, Inc.(a)	2
368	ENZO Biochem, Inc.(a)	2
5,372	Fluidigm Corp.(a)	132
107	Furiex Pharmaceuticals, Inc.*(a)	–
1,530	ICON PLC(a)	88
2,550	Illumina, Inc.(a)	417
477	Luminex Corp.(a)	9
94	NanoString Technologies, Inc.(a)	1
522	Pacific Boisciences of California, Inc.(a)	3
6,532	PAREXEL International Corp.(a)	412
4,777	QIAGEN NV(a)	108
1,069	Sequenom, Inc.(a)	3
20	Techne Corp.	2
		1,239
	Machinery — 4.07%
376	Accuride Corp.(a)	1
10,980	Actuant Corp., Class - A	335
29	Albany International Corp., Class - A	1
273	Altra Holdings, Inc.	8
109	American Railcar Industries	8
86	Ampco-Pittsburgh Corp.	2
45	ARC Group Worldwide, Inc.(a)	1
497	Blount International, Inc.(a)	8
75	Briggs & Stratton Corp.	1
293	Chart Industries, Inc.(a)	18
152	CIRCOR International, Inc.	10
458	CLARCOR, Inc.	29
12,529	Columbus McKinnon Corp./NY	276
295	Commercial Vehicle Group, Inc.(a)	2
197	Douglas Dynamics, Inc.	4
65	Energy Recovery, Inc.(a)	–
218	ENPRO Industries, Inc.(a)	13
175	Global Brass & Copper Holdings, Inc.	3
93	Graham Corp.	3
266	Greenbrier Companies, Inc.	20
7,247	Harsco Corp.	155
117	Hyster-Yale Materials Handling, Inc.	8
4,300	IDEX Corp.	311
9,580	ITT Corp.	431
279	John Bean Technologies Corp.	8
11	Kadant, Inc.	–
6,741	Lincoln Electric Holdings, Inc.	466
104	Lindsay Corp.	8
137	Lydall, Inc.(a)	4
153	Manitex International, Inc.(a)	2
18,662	Meritor, Inc.(a)	202
83	Miller Industries, Inc.	1
355	Mueller Industries, Inc.	10
23,927	Mueller Water Products, Inc., Class - A	198
223	Nn, Inc.	6
28	Omega Flex, Inc.	1
2,550	Pall Corp.	213
1,073	Pentair PLC	70
858	Proto Labs, Inc.(a)	59
224	RBC Bearings, Inc.	13
724	Rexnord Corp.(a)	21
4,535	Snap-on, Inc.	548
87	Standex International Corp.	6
213	Sun Hydraulics Corp.	8
177	Tennant Co.	12
5,625	Terex Corp.	179
102	The ExOne Co.(a)	2
180	The Gorman-Rupp Co.	5
35	The Timken Co.	1
100	Titan International, Inc.	1
2,383	TriMas Corp.(a)	58
62	Twin Disc, Inc.	2
23,475	Wabash National Corp.(a)	313
2,155	WABCO Holdings, Inc.(a)	196
18	Watts Water Technologies, Inc.	1
427	Woodward, Inc.	20
121	Xerium Technologies, Inc.(a)	2
		4,284
	Marine — 0.32%
1,361	Kirby Corp.(a)	160
141	Matson, Inc.	4
27,265	Navios Maritime Holdings, Inc.	164
		328
	Media — 0.79%
231	Carmike Cinemas, Inc.(a)	7
273	Crown Media Holdings, Inc., Class - A(a)	1
1,021	Cumulus Media, Inc., Class - A(a)	4
110	Entercom Communications Corp.(a)	1
555	Entravision Communications Corp., Class - A	2
68	Eros International PLC(a)	1
500	Gray Television, Inc.(a)	4

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
34,656	Harte-Hanks, Inc.	$220
6,390	Imax Corp.(a)	175
150	Journal Communications, Inc., Class - A(a)	1
9,460	Lions Gate Entertainment Corp.	313
126	Loral Space & Communications, Inc.(a)	9
187	Martha Stewart Living Omnimedia, Inc.(a)	1
100	MDC Partners, Inc.	2
142	National CineMedia, Inc.	2
294	Nexstar Broadcasting Group, Inc., Class - A	12
180	Radio One, Inc., Class - D(a)	1
139	ReachLocal, Inc.(a)	1
50	Regal Entertainment Group, Class - A	1
767	Rentrak Corp.(a)	46
45	Saga Communications, Inc.	2
129	Salem Communications Corp., Class - A	1
36	Scholastic Corp.	1
661	Sinclair Broadcast Group, Inc.	17
44	Townsquare Media, Inc.(a)	1
277	World Wrestling Entertainment, Inc., Class - A	4
		830
	Metals & Mining — 1.47%
6,680	Agnico-Eagle Mines Ltd.	194
6,430	Allegheny Technologies, Inc.	239
6,212	Carpenter Technology Corp.	280
1,560	Century Aluminum Co.(a)	41
254	Coeur d'Alene Mines Corp.(a)	1
14,354	Globe Specialty Metals, Inc.	261
360	Gold Resource Corp.	2
11	Haynes International, Inc.	1
7,537	Horsehead Holding Corp.(a)	125
25	Kaiser Aluminum Corp.	2
85	Materion Corp.	3
108	Olympic Steel, Inc.	2
27	RTI International Metals, Inc.(a)	1
8,850	Schnitzer Steel Industries, Inc., Class - A	213
1,080	Stillwater Mining Co.(a)	16
465	SunCoke Energy, Inc.(a)	10
2,273	US Silica Holdings, Inc.	142
138	Walter Energy, Inc.	–
495	Worthington Industries, Inc.	18
		1,551
	Multiline Retail — 0.02%
29	Big Lots, Inc.	1
245	Burlington Stores, Inc.(a)	10
11	Dillard's, Inc., Class - A	1
70	Fred's, Inc., Class - A	1
338	Tuesday Morning Corp.(a)	7
		20
	Multi-Utilities — 0.30%
50	Avista Corp.	2
6,522	Black Hills Corp.	312
80	TECO Energy, Inc.	1
44	Vectren Corp.	2
		317
	Oil, Gas & Consumable Fuels — 3.22%
866	Abraxas Petroleum Corp.(a)	5
23	Adams Resources & Energy, Inc.	1
72	Alon USA Energy, Inc.	1
17	Apco Oil & Gas International, Inc.(a)	–
174	Approach Resources, Inc.(a)	3
950	Athlon Energy, Inc.(a)	55
12,960	Bill Barrett Corp.(a)	286
316	Bonanza Creek Energy, Inc.(a)	18
491	BPZ Resources, Inc.(a)	1
7,612	Cabot Oil & Gas Corp.	249
15,028	Carrizo Oil & Gas, Inc.(a)	810
56	Clayton Williams Energy, Inc.(a)	5
386	Clean Energy Fuels Corp.(a)	3
76	Cloud Peak Energy, Inc.(a)	1
2,330	CONSOL Energy, Inc.	88
8,600	Contango Oil & Gas Co.(a)	286
4,952	Continental Resources, Inc.(a)	330
33	CVR Energy, Inc.	1
345	Delek US Holdings, Inc.	11
403	Diamondback Energy, Inc.(a)	30
113	Eclipse Resources Corp.(a)	2
18,600	Emerald Oil, Inc.^(a)	114
136,440	Enbridge Energy Management LLC(a)(b)(c)	–
77	Energy XXI (Bermuda) Ltd.	1
195	Evolution Petroleum Corp.	2
563	EXCO Resources, Inc.	2
304	Forest Oil Corp.(a)	–
501	FX Energy, Inc.(a)	2
81	GasLog Ltd.	2
607	Gastar Exploration, Inc.(a)	4
329	Goodrich Petroleum Corp.^(a)	5
348	Green Plains Renewable Energy, Inc.	13
137	Hallador Energy Co.	2
5,088	Interoil Corp.^(a)	276
9	Isramco, Inc.(a)	1
123	Jones Energy, Inc., Class - A(a)	2
2,570	Kodiak Oil & Gas Corp.(a)	35
1,909	Magnum Hunter Resources Corp.(a)	11
397	Matador Resources Co.(a)	10
66	Panhandle Oil & Gas, Inc., Class - A	4
511	Parsley Energy, Inc., Class - A(a)	11
61	PBF Energy, Inc.	1
25	PDC Energy, Inc.(a)	1
547	PetroQuest Energy, Inc.(a)	3
13	Quicksilver Resources, Inc.(a)	–
97,920	Rentech, Inc.(a)	167
48	REX American Resources Corp.(a)	3
6,377	Rex Energy Corp.(a)	81
186	Ring Energy, Inc.(a)	3
74	Rosetta Resources, Inc.(a)	3
69	RSP Permian, Inc.(a)	2
294	Sanchez Energy Corp.(a)	8
47,000	SandRidge Energy, Inc.^(a)	202
411	Semgroup Corp.	34
721	Solazyme, Inc.(a)	5
41	Stone Energy Corp.(a)	1
4,173	Synergy Resources Corp.(a)	51
106	TransAtlantic Petroleum Ltd.(a)	1
405	Triangle Petroleum Corp.(a)	4
109	Vertex Energy, Inc.(a)	1
227	W&T Offshore, Inc.	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
245	Warren Resources, Inc.(a)	$1
551	Western Refining, Inc.	23
2,848	World Fuel Services Corp.	114
		3,394
	Paper & Forest Products — 0.51%
5,879	Boise Cascade Co.(a)	177
196	Clearwater Paper Corp.(a)	12
106	Deltic Timber Corp.	7
40	Domtar Corp.	1
815	KapStone Paper & Packaging Corp.(a)	23
22,000	Louisiana-Pacific Corp.(a)	298
116	Neenah Paper, Inc.	6
223	P.H. Glatfelter Co.	5
88	Schweitzer-Mauduit International, Inc.	4
361	Wausau Paper Corp.	3
		536
	Personal Products — 0.01%
324	IGI Laboratories, Inc.(a)	3
3	Inter Parfums, Inc.	–
123	Medifast, Inc.(a)	4
20	Nature's Sunshine Products, Inc.	–
30	Nutraceutical International Corp.(a)	1
37	Revlon, Inc., Class - A(a)	1
118	Synutra International, Inc.(a)	1
135	The Female Health Co.	–
61	USANA Health Sciences, Inc.(a)	5
		15
	Pharmaceuticals — 0.55%
208	AcelRx Pharmaceuticals, Inc.(a)	1
46	Achaogen, Inc.(a)	–
109	Aerie Pharmaceuticals, Inc.(a)	2
599	Akorn, Inc.(a)	23
301	Alimera Sciences, Inc.(a)	2
68	Amphastar Pharmaceuticals, Inc.(a)	1
345	Ampio Pharmaceuticals, Inc.(a)	1
74	ANI Pharmaceuticals, Inc.(a)	2
236	Aratana Therapeutics, Inc.(a)	2
581	Auxilium Pharmaceuticals, Inc.(a)	17
1,644	AVANIR Pharmaceuticals, Inc., Class - A(a)	20
4,173	BioDelivery Sciences International, Inc.(a)	72
775	Bio-Path Holdings, Inc.(a)	2
408	Catalent, Inc.(a)	10
206	Cempra Holdings LLC(a)	2
545	Corcept Therapeutics, Inc.(a)	1
818	DepoMed, Inc.(a)	12
57	Egalet Corp.(a)	–
335	Endocyte, Inc.(a)	2
775	GW Pharmaceuticals PLC, ADR(a)	63
620	Horizon Pharma PLC(a)	8
207	Impax Laboratories, Inc.(a)	5
1,268	Intersect ENT, Inc.(a)	21
152	Intra-Cellular Therapies, Inc.(a)	2
246	Lannett Co., Inc.(a)	11
685	Nektar Therapeutics(a)	8
319	Omeros Corp.^(a)	4
200	Omthera Pharmaceutical, Inc.*(a)	–
898	Pacira Pharmaceuticals, Inc.(a)	88
372	Pain Therapeutics, Inc.(a)	1
300	Pernix Therapeutics Holdings, Inc.(a)	2
152	Phibro Animal Health Corp.	3
14,094	POZEN, Inc.	104
561	Prestige Brands Holdings, Inc.(a)	18
156	Relypsa, Inc.(a)	3
219	Repros Therapeutics, Inc.(a)	2
46	Revance Therapeutics, Inc.(a)	1
256	Sagent Pharmaceuticals, Inc.(a)	8
698	SciClone Pharmaceuticals, Inc.(a)	5
522	Sucampo Pharmaceuticals, Inc., Class - A(a)	3
263	Supernus Pharmaceuticals, Inc.(a)	2
645	The Medicines Co.(a)	14
1,019	TherapeuticsMD, Inc.(a)	5
211	Theravance Biopharma, Inc.(a)	5
825	VIVUS, Inc.^(a)	3
6	XenoPort, Inc.(a)	–
1,172	Zogenix, Inc.(a)	1
49	ZS Pharma, Inc.(a)	2
		564
	Professional Services — 0.69%
75	Barrett Business Services, Inc.	3
130	CBIZ, Inc.(a)	1
254	Corporate Resource Services, Inc.(a)	–
126	Exponent, Inc.	9
53	Franklin Covey Co.(a)	1
105	GP Strategies Corp.(a)	3
277	Hill International, Inc.(a)	1
27	Huron Consulting Group, Inc.(a)	2
30	ICF International, Inc.(a)	1
309	Information Services Group, Inc.(a)	1
215	Insperity, Inc.	6
78	Kelly Services, Inc., Class - A	1
277	Kforce, Inc.	5
244	Korn/Ferry International(a)	6
170	Mistras Group, Inc.(a)	3
523	On Assignment, Inc.(a)	14
1,752	Paylocity Holding Corp.(a)	34
154,900	Pendrell Corp.(a)	208
6,553	RPX Corp.(a)	90
353	The Advisory Board Co.(a)	16
326	The Corporate Executive Board Co.	20
43	TriNet Group, Inc.(a)	1
396	TrueBlue, Inc.(a)	10
19	VSE Corp.	1
6,438	WageWorks, Inc.(a)	294
		731
	Real Estate Investment Trusts — 2.10%
122	AG Mortgage Investment Trust, Inc.	2
19	Alexander's, Inc.	7
4,251	Alexandria Real Estate Equities, Inc.	315
69	American Assets Trust, Inc.	2
117	American Capital Mortgage Investment Corp.	2
139	Apollo Residential Mortgage, Inc.	2
8,100	Ares Commercial Real Estate Corp.	95
544	Armour Residential REIT, Inc.	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Investment Trusts (continued)
190	Ashford Hospitality Trust	$2
8,500	AV Homes, Inc.(a)	125
26	Aviv REIT, Inc.	1
145	Brandywine Realty Trust	2
174	Capstead Mortgage Corp.	2
183	CareTrust REIT, Inc.(a)	3
116	CBL & Associates Properties, Inc.	2
356	Cedar Realty Trust, Inc.	2
297	Coresite Realty Corp.	10
7,963	Corporate Office Properties Trust	205
90	CyrusOne, Inc.	2
257	CYS Investments, Inc.	2
18,884	DiamondRock Hospitality Co.	240
192	DuPont Fabros Technology, Inc.	5
273	Dynex Capital, Inc.	2
4,804	EastGroup Properties, Inc.	292
877	Empire State Realty Trust, Inc., Class - A	13
51	Equity Lifestyle Properties, Inc.	2
43	Forestar Group, Inc.(a)	1
1,244	Glimcher Realty Trust	17
117	Hatteras Financial Corp.	2
134	Invesco Mortgage Capital	2
54	Kennedy-Wilson Holdings, Inc.	1
205	Lexington Realty Trust	2
3,511	Mid-America Apartment Communities, Inc.	230
332	National Health Investors, Inc.	19
120	Pennsylvania Real Estate Investment Trust	2
5,154	Potlatch Corp.	207
120	PS Business Parks, Inc.	9
124	QTS Realty Trust, Inc., Class - L	4
286	Rait Financial Trust	2
137	Ramco-Gershenson Properties Trust	2
179	RE/MAX Holdings, Inc., Class - A	5
14,160	Redwood Trust, Inc.	236
212	Ryman Hospitality Properties, Inc.	10
424	Sabra Healthcare REIT, Inc.	10
79	Saul Centers, Inc.	4
275	Sovran Self Storage, Inc.	20
5,014	Strategic Hotels & Resorts, Inc.(a)	58
458	Sun Communities, Inc.	23
13	Tejon Ranch Co.(a)	–
33	UMH Properties, Inc.	–
112	Universal Health Realty Income Trust	5
144	Urstadt Biddle Properties, Inc., Class - A	3
166	Western Asset Mortgage Capital Corp.	2
		2,215
	Real Estate Management & Development — 0.04%
11	Altisource Asset Management Corp.(a)	7
140	Altisource Portfolio Solutions SA(a)	14
7	Consolidated-Tomoka Land Co.	–
562	St. Joe Corp.(a)	12
		33
	Road & Rail — 0.40%
7	AMERCO, Inc.	2
229	ArcBest Corp.	9
2	Celadon Group, Inc.	–
4,753	Con-way, Inc.	225
522	Heartland Express, Inc.	13
961	Kansas City Southern Industries	116
575	Knight Transportation, Inc.	16
102	Marten Transport Ltd.	2
55	Quality Distribution, Inc.(a)	1
105	Roadrunner Transportation Systems, Inc.(a)	2
237	Saia, Inc.(a)	12
819	Swift Transportation Co.(a)	17
34	Universal Truckload Services, Inc.	1
90	Werner Enterprises, Inc.	2
54	YRC Worldwide, Inc.(a)	1
		419
	Semiconductors & Semiconductor Equipment — 7.09%
358	Advanced Energy Industries, Inc.(a)	7
200	Alpha & Omega Semiconductor Ltd.(a)	2
3,895	Altera Corp.	139
276	Ambarella, Inc.(a)	12
609	Amkor Technology, Inc.(a)	5
733	Applied Micro Circuits Corp.(a)	5
17,800	Atmel Corp.(a)	144
10,969	Brooks Automation, Inc.	115
2,129	Cabot Microelectronics Corp.(a)	88
4,165	Canadian Solar, Inc.(a)	149
3,844	Cavium, Inc.(a)	191
279	Cirrus Logic, Inc.(a)	6
44,548	Cypress Semiconductor Corp.	440
12,552	Diodes, Inc.(a)	300
884	Entegris, Inc.(a)	10
69	Exar Corp.(a)	1
18,221	Fairchild Semiconductor International, Inc.(a)	283
1,312	GT Advanced Technologies, Inc.^(a)	14
292	Inphi Corp.(a)	4
10,903	Integrated Device Technology, Inc.(a)	174
127	Integrated Silicon Solution, Inc.	2
5,356	International Rectifier Corp.(a)	210
168	IXYS Corp.	2
7,309	Lattice Semiconductor Corp.(a)	55
118	MA-COM Technology Solutions Holdings, Inc.(a)	3
6,576	Maxim Integrated Products, Inc.	199
251	MaxLinear, Inc.(a)	2
2,488	Mellanox Technologies Ltd.(a)	112
422	Micrel, Inc.	5
6,075	Microsemi Corp.(a)	154
11,855	Monolithic Power Systems, Inc.	521
120	Nanometrics, Inc.(a)	2
18	NVE Corp.(a)	1
92	OmniVision Technologies, Inc.(a)	2
54,055	ON Semiconductor Corp.(a)	483
287	PDF Solutions, Inc.(a)	4
237	Photronics, Inc.(a)	2
518	PMC - Sierra, Inc.(a)	4
6,043	Power Integrations, Inc.	326
47,754	QuickLogic Corp.^(a)	143
1,094	Rambus, Inc.(a)	14
2,759	RF Micro Devices, Inc.(a)	32
13,732	Rubicon Technology, Inc.(a)	58
57	Rudolph Technologies, Inc.(a)	1
4,047	Semtech Corp.(a)	110

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
22,000	Sigma Designs, Inc.(a)	$95
361	Silicon Image, Inc.(a)	2
2,194	Silicon Laboratories, Inc.(a)	89
13,088	Skyworks Solutions, Inc.	759
19,881	Spansion, Inc., Class - A(a)	453
9,700	SunEdison, Inc.(a)	183
3,577	Synaptics, Inc.(a)	262
103	Teradyne, Inc.	2
9,390	Tessera Technologies, Inc.	250
26,742	TriQuint Semiconductor, Inc.(a)	509
76	Ultra Clean Holdings, Inc.(a)	1
13,530	Ultratech, Inc.(a)	308
530	Vitesse Semiconductor Corp.(a)	2
200	Xcerra Corp.(a)	2
		7,453
	Software — 4.12%
113	A10 Networks, Inc.(a)	1
1,096	ACI Worldwide, Inc.(a)	21
4,540	Advent Software, Inc.	143
224	American Software, Inc., Class - A	2
9,757	Aspen Technology, Inc.(a)	368
333	AVG Technologies NV(a)	6
82	Barracuda Networks, Inc.(a)	2
444	Blackbaud, Inc.	17
317	Bottomline Technologies, Inc.(a)	9
271	BroadSoft, Inc.(a)	6
432	Callidus Software, Inc.(a)	5
251	Cinedigm Corp., Class - A(a)	–
455	CommVault Systems, Inc.(a)	23
126	Compuware Corp.	1
211	Comverse, Inc.(a)	5
54	Covisint Corp.(a)	–
263	Cyan, Inc.(a)	1
57	Digimarc Corp.	1
121	Ebix, Inc.	2
6,430	Electronic Arts, Inc.(a)	229
3,370	Ellie Mae, Inc.(a)	110
99	EPIQ Systems, Inc.	2
27	ePlus, Inc.(a)	2
335	Fair Isaac Corp.	18
6,859	Fleetmatics Group Ltd.(a)	209
7,700	Fortinet, Inc.(a)	195
222	Gigamon, Inc.(a)	2
39	Globant SA(a)	1
820	Glu Mobile, Inc.(a)	4
209	Guidance Software, Inc.(a)	1
5,094	Guidewire Software, Inc.(a)	226
212	Imperva, Inc.(a)	6
446	Infoblox, Inc.(a)	7
167	Interactive Intelligence Group(a)	7
437	Jive Software, Inc.(a)	3
703	Kofax Ltd.(a)	5
6,330	Manhattan Associates, Inc.(a)	212
102	Mavenir Systems, Inc.(a)	1
63	Mentor Graphics Corp.	1
88	MicroStrategy, Inc.(a)	12
72	MobileIron, Inc.(a)	1
128	Model N, Inc.(a)	1
411	Monotype Imaging Holdings, Inc.	12
351	NetScout Systems, Inc.(a)	16
1,480	NetSuite, Inc.(a)	133
92	Park City Group, Inc.(a)	1
387	Pegasystems, Inc.	7
7,665	Proofpoint, Inc.(a)	285
223	PROS Holdings, Inc.(a)	6
12,441	PTC, Inc.(a)	459
43	QAD, Inc., Class - A	1
864	QLIK Technologies, Inc.(a)	23
1,265	Qualys, Inc.(a)	34
229	Rally Software Development Corp.(a)	3
496	RealPage, Inc.(a)	8
19,000	Rosetta Stone, Inc.(a)	153
16,521	Rovi Corp.(a)	326
700	SeaChange International, Inc.(a)	5
1,745	Silver Spring Networks, Inc.(a)	17
657	SS&C Technologies Holdings, Inc.(a)	29
340	Synchronoss Technologies, Inc.(a)	16
135	Take-Two Interactive Software, Inc.(a)	3
7,463	Tangoe, Inc.(a)	101
466	Telecommunication Systems, Inc.(a)	1
14,900	Telenav, Inc.(a)	100
59	The Rubicon Project, Inc.(a)	1
938	The Ultimate Software Group, Inc.(a)	133
7,465	TIBCO Software, Inc.(a)	176
15,495	TiVo, Inc.(a)	198
318	Tyler Technologies, Inc.(a)	28
44	Varonis Systems, Inc.(a)	1
281	VASCO Data Security International, Inc.(a)	5
545	Verint Systems, Inc.(a)	30
390	VirnetX Holding Corp.(a)	2
470	Vringo, Inc.(a)	–
111	Zendesk, Inc.(a)	2
56,100	Zynga, Inc.(a)	151
		4,334
	Specialty Retail — 2.41%
32	Abercrombie & Fitch Co., Class - A	1
15	America's Car-Mart, Inc.(a)	1
450	Ann, Inc.(a)	19
295	Asbury Automotive Group, Inc.(a)	19
80	Ascena Retail Group, Inc.(a)	1
113	Big 5 Sporting Goods Corp.	1
207	Brown Shoe Co., Inc.	6
80	Build-A-Bear Workshop, Inc.(a)	1
8,735	Cabela's, Inc., Class - A(a)	514
6,548	Chico's FAS, Inc.	97
339	Christopher & Banks Corp.(a)	3
266	Conn's, Inc.(a)	8
65	Destination Maternity Corp.	1
69	Express, Inc.(a)	1
522	Five Below, Inc.(a)	21
401	Francesca's Holdings Corp.(a)	6
24	Genesco, Inc.(a)	2
63	Group 1 Automotive, Inc.	5
55	Haverty Furniture Cos., Inc.	1
249	Hibbett Sports, Inc.(a)	11
92	Kirkland's, Inc.(a)	1
220	Lithia Motors, Inc.	17
264	Lumber Liquidators Holdings, Inc.(a)	15

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
7,200	MarineMax, Inc.(a)	$121
144	Mattress Firm Holding Corp.(a)	9
303	Monro Muffler Brake, Inc.	15
6,352	Murphy USA, Inc.(a)	337
157	New York & Co., Inc.(a)	–
222	Outerwall, Inc.(a)	12
506	Pacific Sunwear of California, Inc.(a)	1
908	Pier 1 Imports, Inc.	11
12,891	Rent-A-Center, Inc.	391
2,505	Restoration Hardware Holdings, Inc.(a)	199
10,811	Select Comfort Corp.(a)	226
49	Sonic Automotive, Inc., Class - A	1
97	Stein Mart, Inc.	1
271	The Buckle, Inc.	12
84	The Cato Corp.	3
158	The Container Store Group, Inc.(a)	3
114	The Finish Line, Inc., Class - A	3
277	The Tile Shop Holdings, Inc.(a)	3
170	Tilly's, Inc., Class - A(a)	1
6,961	Tractor Supply Co.	428
149	Vitamin Shoppe, Inc.(a)	7
21	Winmark Corp.	2
157	Zumiez, Inc.(a)	4
		2,542
	Technology Hardware, Storage & Peripherals — 0.38%
1,886	Cray, Inc.(a)	49
545	Dot Hill Systems Corp.(a)	2
449	Electronics for Imaging, Inc.(a)	20
37,500	Imation Corp.(a)	111
260	Immersion Corp.(a)	2
32	Lexmark International, Inc., Class - A	1
99	Nimble Storage, Inc.(a)	3
9,320	QLogic Corp.(a)	85
360	Silicon Graphics International Corp.(a)	3
4,161	Super Micro Computer, Inc.(a)	123
		399
	Textiles, Apparel & Luxury Goods — 1.71%
178	Columbia Sportswear Co.	6
127	Crocs, Inc.(a)	2
115	Culp, Inc.	2
4,616	Deckers Outdoor Corp.(a)	448
4,619	G-III Apparel Group Ltd.(a)	383
150	Iconix Brand Group, Inc.(a)	6
86	Movado Group, Inc.	3
139	Oxford Industries, Inc.	8
841	Quiksilver, Inc.(a)	1
142	Sequential Brands Group, Inc.(a)	2
278	Skechers USA, Inc., Class - A(a)	15
561	Steven Madden Ltd.(a)	18
486	Tumi Holdings, Inc.(a)	10
6,044	Under Armour, Inc., Class - A(a)	418
3,742	Vera Bradley, Inc.(a)	77
2,656	Vince Holding Corp.(a)	80
12,991	Wolverine World Wide, Inc.	326
		1,805
	Thrifts & Mortgage Finance — 0.16%
136	Bofl Holding, Inc.(a)	10
399	Essent Group Ltd.(a)	9
40	Federal Agricultural Mortgage Corp., Class - C	1
40	First Defiance Financial Corp.	1
79	HomeStreet, Inc.	1
213	Meridian Bancorp, Inc.(a)	2
1,352	MGIC Investment Corp.(a)	11
73	PennyMac Financial Services, Inc.(a)	1
367	Radian Group, Inc.	5
25	Tree.com, Inc.(a)	1
81	United Financial Bancorp, Inc.	1
102	Walker & Dunlop, Inc.(a)	1
1,743	WSFS Financial Corp.	126
		170
	Tobacco — 0.01%
365	22nd Century Group, Inc.(a)	1
28	Universal Corp.	1
414	Vector Group Ltd.	9
		11
	Trading Companies & Distributors — 1.14%
35	Aceto Corp.	1
292	Aircastle Ltd.	5
7,707	Applied Industrial Technologies, Inc.	351
100	Beacon Roofing Supply, Inc.(a)	3
80	CAI International, Inc.(a)	2
124	DXP Enterprises, Inc.(a)	9
3,743	GATX Corp.	218
107	General Finance Corp.(a)	1
300	H&E Equipment Services, Inc.	12
130	Houston Wire & Cable Co.	2
134	Kaman Corp.	5
9,847	MRC Global, Inc.(a)	230
275	Rush Enterprises, Inc., Class - A(a)	9
5,832	Stock Building Supply Holdings, Inc.(a)	92
142	TAL International Group, Inc.	6
103	Textainer Group Holdings Ltd.	3
2,980	Watsco, Inc.	256
		1,205
	Transportation Infrastructure — 0.00%
90	Wesco Aircraft Holdings, Inc.(a)	2

	Water Utilities — 0.00%
24	American States Water Co.	1
40	SJW Corp.	1
80	The York Water Co.	1
		3
	Wireless Telecommunication Services — 0.22%
70	NTELOS Holding Corp.	1
293	RingCentral, Inc., Class - A(a)	4
1,940	SBA Communications Corp., Class - A(a)	215
194	Shenandoah Telecommunications Co.	5
98	Spok Holdings, Inc.	1
58	Telephone & Data Systems, Inc.	1
		227
	Total Common Stocks	89,798

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc.*(a)(b)(c)	$–

	Machinery — 0.00%
1,000	Gerber Scientific, Inc.*(a)(b)(d)	–

	Wireless Telecommunication Services — 0.00%
260	Leap Wireless International, Inc.*(a)(b)	–
	Total Contingent Rights	–

	Warrant — 0.00%
	Oil, Gas & Consumable Fuels — 0.00%
160	Magnum Hunter Resources Corp.(a)	–
	Total Warrant	–

	Time Deposit — 2.55%
$2,686	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/14	2,686
	Total Time Deposit	2,686

	Mutual Funds — 12.09%
12,493,092	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (e)	12,493
106,835	SSgA Prime Money Market Fund, 0.00% (e)	107
136,575	SSgA Treasury Money Market Fund, 0.00% (e)	137
	Total Mutual Funds	12,737
	Total Investments
	(cost $83,578) — 99.88%	105,221
	Other assets in excess of liabilities — 0.12%	122
	Net Assets - 100.00%	$105,343

Amounts designated as "—" are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2014 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolio of Investments.

^	All or part of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $1,226 (amount in thousands).

(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.
(c)	Rights entitle the Portfolio to cash based on the company's achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(e)	The rate disclosed is the rate in effect on September 30, 2014.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Small Capitalization – Mid Capitalization Equity Portfolio	Ariel Investments, LLC	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Pzena Investment Management, LLC	Total

Common Stocks	4.76%	5.09%	27.92%	28.38%	7.93%	11.16%	85.24%
Contingent Rights	-	-	-	-	0.00%	-	0.00%
Warrant	-	-	-	-	0.00%	-	0.00%
Time Deposit	0.14%	-	1.33%	1.03%	-	0.05%	2.55%
Mutual Funds	-	0.10%	-	-	11.99%	-	12.09%
Other Assets (Liabilities)	-0.01%	0.02%	-0.03%	0.08%	0.05%	0.01%	0.12%
Total Net Assets	4.89%	5.21%	29.22%	29.49%	19.97%	11.22%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 86.63%
	Aerospace & Defense — 1.04%
313	AAR Corp.	$8
61	Alliant Techsystems, Inc.	8
5,721	Curtiss-Wright Corp.	377
420	Ducommun, Inc.(a)	12
290	Engility Holdings, Inc.(a)	9
7,155	Esterline Technologies Corp.(a)	795
579	Exelis, Inc.	10
140	National Presto Industries, Inc.	8
18,586	Orbital Sciences Corp.(a)	517
32	Vectrus, Inc.(a)	1
		1,745
	Air Freight & Logistics — 0.34%
1,460	Air Transport Services Group, Inc.(a)	11
320	Atlas Air Worldwide Holdings, Inc.(a)	11
6,478	Hub Group, Inc., Class - A(a)	262
26,580	UTI Worldwide, Inc.(a)	283
		567
	Airlines — 2.14%
8,110	American Airlines Group, Inc.	288
54,400	Controladora Vuela Compania de Aviacion SAB de CV, Class - A, ADR(a)	472
910	Hawaiian Holdings, Inc.(a)	12
37,780	JetBlue Airways Corp.(a)	401
1,270	Republic Airways Holdings, Inc.(a)	14
51,400	United Continental Holdings, Inc.(a)	2,405
		3,592
	Apparel Retail — 0.01%
490	Shoe Carnival, Inc.	9

	Auto Components — 1.60%
3,584	Autoliv, Inc.	329
740	Cooper Tire & Rubber Co.	21
23,675	Dana Holding Corp.	454
17,236	Fox Factory Holding Corp.(a)	267
5,755	Gentherm, Inc.(a)	243
14,100	Modine Manufacturing Co.(a)	167
990	Remy International, Inc.	20
38,748	Stoneridge, Inc.(a)	437
8,885	Tenneco, Inc.(a)	465
2,840	TRW Automotive Holdings Corp.(a)	288
		2,691
	Automobiles — 0.08%
540	Tesla Motors, Inc.(a)	131

	Banks — 6.46%
300	1st Source, Inc.	9
370	American National Bankshares, Inc.	8
37,175	Associated Banc-Corp.	648
300	Banco Latinoamericano de Comercio Exterior SA, Class - E	9
20,870	BankUnited, Inc.	636
35,702	BBCN Bancorp, Inc.	521
200	Camden National Corp.	7
440	CNB Financial Corp.	7
34,368	Columbia Banking System, Inc.	853
19,306	Cullen/Frost Bankers, Inc.	1,476
631	Fidelity Southern Corp.	9
410	Financial Institutions, Inc.	9
530	First Bancorp, Inc.	8
570	First Bancorp, Inc. Maine	10
30	First Citizens BancShares, Inc., Class - A	6
640	First Community Bancshares, Inc.	9
290	First Financial Corp.	9
350	First Interstate BancSystem, Inc.	9
33,040	First Midwest BanCorp, Inc.	532
1,050	First Niagara Financial Group, Inc.	9
300	Great Southern Bancorp, Inc.	9
380	Heartland Financial USA, Inc.	9
430	Horizon Bancorp	10
730	Independent Bank Corp.	9
360	International Bancshares Corp.	9
480	MainSource Financial Group, Inc.	8
51,300	National Penn Bancshares, Inc.	498
390	NBT Bancorp, Inc.	9
370	Northrim BanCorp	10
540	OFG Bancorp	8
19,820	PacWest Bancorp	817
360	Peoples Bancorp, Inc.	9
13,472	Popular, Inc.(a)	397
370	S & T BanCorp, Inc.	9
18,507	Square 1 Financial, Inc., Class - A(a)	356
880	Susquehanna Bancshares, Inc.	9
9,970	SVB Financial Group(a)	1,118
23,025	Synovus Financial Corp.	544
71,285	TCF Financial Corp.	1,107
9,145	Texas Capital Bancshares, Inc.(a)	527
210	The Bank of Kentucky Financial Corp.	10
580	TowneBank	8
390	Trustmark Corp.	9
460	Univest Corp. of Pennsylvania	9
18,947	Webster Financial Corp.	552
300	WesBanco, Inc.	9
190	Wintrust Financial Corp.	8
		10,861
	Beverages — 0.00%
103	Coca-Cola Bottling Co. Consolidated	8

	Biotechnology — 2.26%
6,247	Acadia Pharmaceuticals, Inc.(a)	155
360	Acorda Therapeutics, Inc.(a)	12
1,112	Alnylam Pharmaceuticals, Inc.(a)	87
1,593	BioMarin Pharmaceutical, Inc.(a)	115
14,204	Cepheid, Inc.(a)	626
6,199	Cubist Pharmaceuticals, Inc.(a)	411
15,453	Dyax Corp.(a)	156
578	Emergent BioSolutions, Inc.(a)	12
14,098	Exact Sciences Corp.^(a)	273
13,800	Genomic Health, Inc.(a)	391
9,405	Isis Pharmaceuticals, Inc.(a)	365
9,210	Myriad Genetics, Inc.^(a)	355
3,612	NPS Pharmaceuticals, Inc.(a)	94
550	Ophthotech Corp.(a)	21
1,410	PDL BioPharma, Inc.^	11
3,179	PTC Therapeutics, Inc.(a)	140
3,876	Repligen Corp.(a)	77

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
8,700	Sangamo BioSciences, Inc.(a)	$94
7,200	Seattle Genetics, Inc.(a)	268
2,230	Ultragenyx Pharmaceutical, Inc.(a)	126
		3,789
	Building Products — 2.14%
5,100	Armstrong World Industries, Inc.(a)	286
26,019	Gibraltar Industries, Inc.(a)	356
33,266	Griffon Corp.	379
7,920	Lennox International, Inc.	609
17,225	Masonite International Corp.(a)	953
11,627	NCI Building Systems, Inc.(a)	226
7,100	Trex Co., Inc.(a)	245
13,123	Universal Forest Products, Inc.	560
		3,614
	Capital Markets — 1.15%
180	Arlington Asset Investment Corp.	5
380	Calamos Asset Management, Inc., Class - A	4
290	FBR & Co.(a)	8
90	GAMCO Investors, Inc., Class - A	6
340	International Fcstone, Inc.(a)	6
3,790	LPL Financial Holdings, Inc.	175
400	Manning & Napier, Inc.	7
290	Oppenheimer Holdings, Inc., Class - A	6
10,245	Piper Jaffray Cos., Inc.(a)	535
7,098	Raymond James Financial, Inc.	380
13,991	Stifel Financial Corp.(a)	656
2,903	Waddell & Reed Financial, Inc., Class - A	150
		1,938
	Chemicals — 2.61%
279	A. Schulman, Inc.	10
4,972	Albemarle Corp.	293
210	Axiall Corp.	8
12,410	Cabot Corp.	630
2,250	Celanese Corp., Series A	132
308	Chase Corp.	10
7,715	Flotek Industries, Inc.(a)	201
5,146	FMC Corp.	294
700	FutureFuel Corp.	8
9,510	H.B. Fuller Co.	378
320	Koppers Holdings, Inc.	11
23,700	Kraton Performance Polymers, Inc.(a)	422
7,263	Methanex Corp.	485
1,713	NewMarket Corp.	652
436	Olin Corp.	11
13,890	PolyOne Corp.	494
231	Stepan Co.	10
12,710	Tronox Ltd., Class - A	331
		4,380
	Commercial Services & Supplies — 1.58%
280	ABM Industries, Inc.	7
1,020	ACCO Brands Corp.(a)	7
53,426	ARC Document Solutions, Inc.(a)	433
120	Deluxe Corp.	7
620	Ennis, Inc.	8
16,750	Herman Miller, Inc.	500
8,550	KAR Auction Services, Inc.	245
540	Kimball International, Inc., Class - B	8
1,635	Mobile Mini, Inc.	57
190	Multi-Color Corp.	9
420	R.R. Donnelley & Sons Co.	7
3,850	Ritchie Bros. Auctioneers, Inc.	86
580	Steelcase, Inc., Class - A	9
25,225	Tetra Tech, Inc.	630
270	The Brink's Co.	6
90	UniFirst Corp.	9
16,561	United Stationers, Inc.	622
300	West Corp.	9
		2,659
	Communications Equipment — 0.53%
3,904	ADTRAN, Inc.	80
3,535	Arris Group, Inc.(a)	101
12,207	Aruba Networks, Inc.(a)	264
340	BEL Fuse, Inc., Class - B	8
350	Black Box Corp.	8
870	Brocade Communications Systems, Inc.	9
12,505	Sierra Wireless, Inc.^(a)	334
21,740	Sonus Networks, Inc.(a)	74
300	TESSCO Technologies, Inc.	9
		887
	Construction & Engineering — 1.02%
250	AECOM Technology Corp.(a)	8
2,930	Jacobs Engineering Group, Inc.(a)	143
4,700	KBR, Inc.	89
11,522	MasTec, Inc.(a)	353
406	MYR Group, Inc.(a)	10
1,120	Pike Electric Corp.(a)	13
7,690	Primoris Services Corp.	206
10,145	Quanta Services, Inc.(a)	368
19,433	Tutor Perini Corp.(a)	513
190	URS Corp.	11
		1,714
	Construction Materials — 1.10%
12,205	CaesarStone Sdot Yam Ltd.	631
8,400	Eagle Materials, Inc.	855
7,626	Headwaters, Inc.(a)	96
1,950	Martin Marietta Materials, Inc.	251
		1,833
	Consumer Finance — 0.43%
110	Cash America International, Inc.	5
690	EZCORP, Inc., Class - A(a)	7
9,170	Green Dot Corp., Class - A(a)	194
160	Nelnet, Inc., Class - A	7
490	Nicholas Financial, Inc.(a)	6
9,285	Portfolio Recovery Associates, Inc.(a)	485
460	Regional Management Corp.(a)	8
80	World Acceptance Corp.(a)	5
		717
	Containers & Packaging — 1.00%
11,241	AptarGroup, Inc.	682
29,915	Berry Plastics Group, Inc.(a)	755
200	Greif, Inc., Class - A	9
3,607	Packaging Corp. of America	230
		1,676

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Consumer Services — 0.42%
9,890	2U, Inc.(a)	$154
390	Apollo Group, Inc., Class - A(a)	10
2,189	Grand Canyon Education, Inc.(a)	89
340	Hillenbrand, Inc.	11
9,760	Matthews International Corp., Class - A	428
350	Steiner Leisure Ltd.(a)	13
		705
	Diversified Financial Services — 0.39%
280	Interactive Brokers Group, Inc., Class - A	7
11,171	Leucadia National Corp.	266
16,752	PHH Corp.(a)	375
		648
	Diversified Telecommunication Services — 0.65%
21,504	Cogent Communications Group, Inc.	723
320	Hawaiian Telcom Holdco, Inc.(a)	8
30,838	Premiere Global Services, Inc.(a)	369
		1,100
	Electric Utilities — 0.75%
15,628	El Paso Electric Co.	571
410	Great Plains Energy, Inc.	10
470	Hawaiian Electric Industries, Inc.	12
192	IDACORP, Inc.	10
17,063	ITC Holdings Corp.	609
407	PNM Resources, Inc.	10
341	Portland General Electric Co.	11
419	The Empire District Electric Co.	10
300	UIL Holdings Corp.	11
		1,254
	Electrical Equipment — 1.34%
5,465	Acuity Brands, Inc.	643
24,734	Brady Corp.	555
13,071	EnerSys	766
9,045	Enphase Energy, Inc.(a)	136
440	General Cable Corp.	7
1,086	Hubbell, Inc., Class - B	131
190	Preformed Line Products Co.	10
135	Regal-Beloit Corp.	9
		2,257
	Electronic Equipment, Instruments & Components — 3.82%
12,557	Belden, Inc.	804
310	Benchmark Electronics, Inc.(a)	7
9,620	Cognex Corp.(a)	387
6,800	Control4 Corp.(a)	88
180	Dolby Laboratories, Inc., Class - A(a)	8
13,229	DTS, Inc.(a)	334
590	Electro Rent Corp.	8
42,495	Flextronics International Ltd.(a)	439
21,209	Insight Enterprises, Inc.(a)	480
5,403	IPG Photonics Corp.(a)	372
7,450	Itron, Inc.(a)	293
18,065	Jabil Circuit, Inc.	364
7,243	Littelfuse, Inc.	617
1,169	Measurement Specialties, Inc.(a)	100
470	PC Connection, Inc.	10
230	Plexus Corp.(a)	8
400	Rofin-Sinar Technologies, Inc.(a)	9
9,812	Rogers Corp.(a)	537
420	Sanmina Corp.(a)	9
150	SYNNEX Corp.(a)	10
10,863	Tech Data Corp.(a)	639
20,256	Trimble Navigation Ltd.(a)	618
1,235	TTM Technologies, Inc.(a)	8
8,170	Universal Display Corp.(a)	267
630	Vishay Intertechnology, Inc.	9
		6,425
	Energy Equipment & Services — 2.09%
19,503	Atwood Oceanics, Inc.(a)	852
300	Dawson Geophysical Co.	5
180	Diamond Offshore Drilling, Inc.	6
4,001	Dril-Quip, Inc.(a)	358
250	GulfMark Offshore, Inc., Class - A	8
28,660	Helix Energy Solutions Group, Inc.(a)	632
2,880	Hercules Offshore, Inc.(a)	6
13,820	McDermott International, Inc.(a)	79
50,615	Newpark Resources, Inc.(a)	630
250	PHI, Inc.(a)	10
27,579	Superior Energy Services, Inc.	907
500	Tesco Corp.	10
150	Unit Corp.(a)	9
5,380	Vantage Drilling Co.(a)	7
		3,519
	Food & Staples Retailing — 0.73%
16,634	Casey's General Stores, Inc.	1,193
470	Ingles Markets, Inc., Class - A	11
2,790	Roundy's, Inc.	8
510	Village Super Market, Inc., Class - A	12
		1,224
	Food Products — 0.03%
110	Cal-Maine Foods, Inc.	10
333	Fresh Del Monte Produce, Inc.	11
390	John B Sanfilippo & Son, Inc.	12
100	Sanderson Farms, Inc.	9
3	Seaboard Corp.(a)	8
		50
	Gas Utilities — 0.68%
210	Southwest Gas Corp.	10
33,258	UGI Corp.	1,134
		1,144
	Health Care Equipment & Supplies — 3.87%
1,145	Abiomed, Inc.(a)	28
910	CryoLife, Inc.	9
39,572	DexCom, Inc.(a)	1,583
2,930	Edwards Lifesciences Corp.(a)	299
190	Greatbatch, Inc.(a)	8
2,500	HeartWare International, Inc.(a)	194
34,119	Insulet Corp.(a)	1,258
12,592	Neogen Corp.(a)	497
12,347	Novadaq Technologies, Inc.(a)	157
185	STERIS Corp.	10
11,810	Symmetry Medical, Inc.(a)	119

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
6,417	The Cooper Cos., Inc.	$1,000
4,675	The Spectranetics Corp.(a)	124
58,590	Unilife Corp.^(a)	134
20,660	West Pharmaceutical Services, Inc.	925
8,005	Zeltiq Aesthetics, Inc.(a)	181
		6,526
	Health Care Providers & Services — 2.61%
22,351	Acadia Healthcare Co., Inc.(a)	1,085
340	Almost Family, Inc.(a)	9
150	AmSurg Corp.(a)	8
5,260	Catamaran Corp.(a)	222
72	Chemed Corp.	7
2,340	Five Star Quality Care, Inc.(a)	9
360	Hanger, Inc.(a)	7
220	Health Net, Inc.(a)	10
260	HealthSouth Corp.	10
3,690	iKang Healthcare Group, Inc., ADR^(a)	72
460	Kindred Healthcare, Inc.	9
450	LHC Group, Inc.(a)	10
13,142	LifePoint Hospitals, Inc.(a)	910
170	Magellan Health Services, Inc.(a)	9
7,340	MEDNAX, Inc.(a)	402
3,630	Molina Heathcare, Inc.(a)	154
3,695	MWI Veterinary Supply, Inc.(a)	548
151	National Healthcare Corp.	8
6,188	Owens & Minor, Inc.	203
700	Select Medical Holdings Corp.	8
1,580	Skilled Healthcare Group, Inc.(a)	10
300	The Ensign Group, Inc.	10
250	VCA Antech, Inc.(a)	10
10,920	WellCare Health Plans, Inc.(a)	659
		4,389
	Health Care Technology — 0.90%
20,223	Medidata Solutions, Inc.(a)	895
22,303	Omnicell, Inc.(a)	610
		1,505
	Hotels, Restaurants & Leisure — 1.15%
300	Bob Evans Farms, Inc.	14
6,052	Buffalo Wild Wings, Inc.(a)	813
4,782	Chuy's Holdings, Inc.(a)	150
5,908	Del Frisco's Restaurant Group, Inc.(a)	113
890	Einstein Noah Restaurant Group, Inc.	18
4,870	Fiesta Restaurant Group, Inc.(a)	242
420	International Speedway Corp., Class - A	13
4,795	La Quinta Holdings, Inc.(a)	91
280	Life Time Fitness, Inc.(a)	14
790	Marcus Corp.	12
970	Monarch Casino & Resort, Inc.(a)	12
50,610	Ruby Tuesday, Inc.(a)	298
1,150	Ruth's Hospitality Group, Inc.	13
1,475	Vail Resorts, Inc.	128
		1,931
	Household Durables — 0.54%
390	CSS Industries, Inc.	9
380	Flexsteel Industries, Inc.	13
5,144	Harman International Industries, Inc.	505
230	Helen of Troy Ltd.(a)	12
2,250	iRobot Corp.^(a)	69
750	Lifetime Brands, Inc.	11
7,545	Meritage Homes Corp.(a)	268
250	NACCO Industries, Inc., Class - A	12
		899
	Household Products — 0.00%
200	Oil-Dri Corp. of America	5

	Industrial Conglomerates — 0.13%
2,725	Carlisle Cos., Inc.	219

	Insurance — 3.57%
1,792	Alleghany Corp.(a)	749
19,919	American Equity Investment Life Holding Co.	456
21,365	American Financial Group, Inc.	1,236
18,601	Argo Group International Holdings Ltd.	936
7,415	Aspen Insurance Holdings Ltd.	317
430	Assured Guaranty Ltd.	10
860	Crawford & Co.	7
310	EMC Insurance Group, Inc.	9
6,300	Endurance Specialty Holdings Ltd.	348
2,724	Everest Re Group Ltd.	441
237	FBL Financial Group, Inc., Class - A	11
4,910	HCC Insurance Holdings, Inc.	237
813	Maiden Holdings Ltd.	9
9,615	Primerica, Inc.	464
15,975	Symetra Financial Corp.	373
790	Universal Insurance Holdings, Inc.	10
8,221	W.R. Berkley Corp.	393
		6,006
	Internet & Catalog Retail — 0.01%
1,480	1-800-FLOWERS.COM, Inc., Class - A(a)	11

	Internet Software & Services — 2.12%
6,040	Akamai Technologies, Inc.(a)	361
190	AOL, Inc.(a)	9
4,630	Benefitfocus, Inc.(a)	125
460	Blucora, Inc.(a)	7
44,480	Brightcove, Inc.(a)	248
310	Conversant, Inc.(a)	11
8,337	Cornerstone OnDemand, Inc.(a)	287
5,595	Demandware, Inc.(a)	285
1,040	Dice Holdings, Inc.(a)	9
2,770	EarthLink Holdings Corp.	9
9,940	Envestnet, Inc.(a)	446
11,100	Gogo, Inc.^(a)	187
4,950	Intralinks Holdings, Inc.(a)	40
195	j2 Global, Inc.	10
3,160	Lands' End, Inc.^(a)	130
545	Marketo, Inc.(a)	18
67,400	Monster Worldwide, Inc.(a)	371
27,880	QuinStreet, Inc.(a)	116
2,230	Shutterstock, Inc.(a)	159
9,967	TrueCar, Inc.^(a)	179
2,685	Trulia, Inc.^(a)	131
6,540	Web.com Group, Inc.(a)	131
4,196	Yelp, Inc.(a)	286
		3,555

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services — 1.38%
290	Blackhawk Network Holdings, Inc.(a)	$9
400	Booz Allen Hamilton Holding Corp.	9
124	CACI International, Inc., Class - A(a)	9
153	Cass Information Systems, Inc.	6
510	Computer Task Group, Inc.	6
372	Convergys Corp.	7
271	CoreLogic, Inc.(a)	7
292	CSG Systems International, Inc.	8
90	DST Systems, Inc.	8
1,260	Global Cash Access Holdings, Inc.(a)	9
2,303	Global Payments, Inc.	161
250	iGATE Corp.(a)	9
20,366	Jack Henry & Associates, Inc.	1,133
250	Leidos Holdings, Inc.	9
333	ManTech International Corp., Class - A	9
8,330	MoneyGram International, Inc.(a)	104
360	NeuStar, Inc., Class - A(a)	9
220	Science Applications International Corp.	10
460	Sykes Enterprises, Inc.(a)	9
6,626	Syntel, Inc.(a)	582
330	TeleTech Holdings, Inc.(a)	8
1,600	The Hackett Group, Inc.	10
400	Unisys Corp.(a)	9
4,970	VeriFone Systems, Inc.(a)	171
		2,311
	Leisure Products — 0.16%
290	Arctic Cat, Inc.	10
540	Johnson Outdoors, Inc., Class - A	14
40,138	Leapfrog Enterprises, Inc.(a)	241
		265

	Life Sciences Tools & Services — 1.34%
5,695	Albany Molecular Research, Inc.(a)	126
98	Bio-Rad Laboratories, Inc., Class - A(a)	11
460	Bruker Biosciences Corp.(a)	9
460	Cambrex Corp.(a)	9
180	Charles River Laboratories International, Inc.(a)	11
9,430	Fluidigm Corp.(a)	231
4,255	ICON PLC(a)	244
4,202	Illumina, Inc.(a)	688
670	Luminex Corp.(a)	13
11,088	PAREXEL International Corp.(a)	699
7,873	QIAGEN NV(a)	179
140	Techne Corp.	13
		2,233
	Machinery — 4.35%
19,560	Actuant Corp., Class - A	597
140	American Railcar Industries	10
460	Ampco-Pittsburgh Corp.	9
468	Briggs & Stratton Corp.	8
20,860	Columbus McKinnon Corp./NY	459
10,650	Harsco Corp.	228
120	Hyster-Yale Materials Handling, Inc.	9
8,490	IDEX Corp.	614
20,110	ITT Corp.	904
13,672	Lincoln Electric Holdings, Inc.	945
29,940	Meritor, Inc.(a)	325
521	Miller Industries, Inc.	9
34,475	Mueller Water Products, Inc., Class - A	285
440	Nn, Inc.	12
4,205	Pall Corp.	352
1,772	Pentair PLC	116
1,769	Proto Labs, Inc.(a)	122
8,688	Snap-on, Inc.	1,052
10,125	Terex Corp.	322
220	The Timken Co.	9
650	Titan International, Inc.	8
3,625	TriMas Corp.(a)	88
38,270	Wabash National Corp.(a)	510
3,555	WABCO Holdings, Inc.(a)	323
		7,316
	Marine — 0.37%
2,253	Kirby Corp.(a)	266
59,245	Navios Maritime Holdings, Inc.	355
		621
	Media — 0.91%
780	Entercom Communications Corp.(a)	6
87,668	Harte-Hanks, Inc.	559
10,530	Imax Corp.(a)	289
860	Journal Communications, Inc., Class - A(a)	7
15,570	Lions Gate Entertainment Corp.	513
410	Regal Entertainment Group, Class - A	8
1,873	Rentrak Corp.(a)	114
210	Saga Communications, Inc.	7
910	Salem Communications Corp., Class - A	7
247	Scholastic Corp.	8
		1,518
	Metals & Mining — 1.51%
11,120	Agnico-Eagle Mines Ltd.	323
10,590	Allegheny Technologies, Inc.	393
11,556	Carpenter Technology Corp.	523
4,310	Century Aluminum Co.(a)	112
22,880	Globe Specialty Metals, Inc.	416
12,260	Horsehead Holding Corp.(a)	203
150	Kaiser Aluminum Corp.	11
501	Olympic Steel, Inc.	10
10,165	Schnitzer Steel Industries, Inc., Class - A	244
4,847	US Silica Holdings, Inc.	303
		2,538
	Multiline Retail — 0.01%
155	Big Lots, Inc.	7
57	Dillard's, Inc., Class - A	6
580	Fred's, Inc., Class - A	8
		21
	Multi-Utilities — 0.35%
286	Avista Corp.	9
11,568	Black Hills Corp.	554
630	TECO Energy, Inc.	11
300	Vectren Corp.	12
		586
	Oil, Gas & Consumable Fuels — 2.80%
140	Adams Resources & Energy, Inc.	6
2,620	Athlon Energy, Inc.(a)	153

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
27,264	Bill Barrett Corp.(a)	$601
12,552	Cabot Oil & Gas Corp.	410
25,060	Carrizo Oil & Gas, Inc.(a)	1,350
492	Cloud Peak Energy, Inc.(a)	6
3,850	CONSOL Energy, Inc.	146
8,168	Continental Resources, Inc.(a)	543
160	CVR Energy, Inc.	7
310	Delek US Holdings, Inc.	10
30,700	Emerald Oil, Inc.^(a)	189
539	Energy XXI (Bermuda) Ltd.	6
280	Green Plains Renewable Energy, Inc.	10
865	Hallador Energy Co.	10
8,367	Interoil Corp.^(a)	454
390	PBF Energy, Inc.	9
9,749	Rex Energy Corp.(a)	124
77,400	SandRidge Energy, Inc.^(a)	332
290	Stone Energy Corp.(a)	9
9,764	Synergy Resources Corp.(a)	119
700	W&T Offshore, Inc.	8
1,550	Warren Resources, Inc.(a)	8
250	Western Refining, Inc.	10
4,643	World Fuel Services Corp.	185
		4,705
	Paper & Forest Products — 0.48%
9,000	Boise Cascade Co.(a)	271
230	Domtar Corp.	8
36,300	Louisiana-Pacific Corp.(a)	493
220	Neenah Paper, Inc.	12
420	P.H. Glatfelter Co.	9
280	Schweitzer-Mauduit International, Inc.	12
		805
	Personal Products — 0.01%
380	Nature's Sunshine Products, Inc.	6
210	Nutraceutical International Corp.(a)	4
		10
	Pharmaceuticals — 0.38%
537	Auxilium Pharmaceuticals, Inc.(a)	16
10,435	BioDelivery Sciences International, Inc.(a)	178
730	DepoMed, Inc.(a)	11
2,135	GW Pharmaceuticals PLC, ADR(a)	173
447	Impax Laboratories, Inc.(a)	11
2,050	Intersect ENT, Inc.(a)	32
1,535	Pacira Pharmaceuticals, Inc.(a)	149
410	Prestige Brands Holdings, Inc.(a)	13
430	Sagent Pharmaceuticals, Inc.(a)	13
2,160	SciClone Pharmaceuticals, Inc.(a)	15
2,090	Sucampo Pharmaceuticals, Inc., Class - A(a)	14
502	The Medicines Co.(a)	11
		636
	Professional Services — 0.54%
720	CBIZ, Inc.(a)	6
270	ICF International, Inc.(a)	8
550	Kelly Services, Inc., Class - A	9
4,735	Paylocity Holding Corp.(a)	93
10,670	RPX Corp.(a)	146
140	VSE Corp.	7
13,935	WageWorks, Inc.(a)	634
		903
	Real Estate Investment Trusts — 2.30%
688	AG Mortgage Investment Trust, Inc.	12
8,117	Alexandria Real Estate Equities, Inc.	600
650	American Capital Mortgage Investment Corp.	12
660	Apollo Residential Mortgage, Inc.	10
13,600	Ares Commercial Real Estate Corp.	159
2,590	Armour Residential REIT, Inc.	10
910	Ashford Hospitality Trust	9
681	Brandywine Realty Trust	10
832	Capstead Mortgage Corp.	10
640	CBL & Associates Properties, Inc.	11
1,680	Cedar Realty Trust, Inc.	10
387	Coresite Realty Corp.	13
17,786	Corporate Office Properties Trust	457
430	CyrusOne, Inc.	10
1,430	CYS Investments, Inc.	12
37,924	DiamondRock Hospitality Co.	481
1,520	Dynex Capital, Inc.	12
7,551	EastGroup Properties, Inc.	458
282	Equity Lifestyle Properties, Inc.	12
640	Hatteras Financial Corp.	11
743	Invesco Mortgage Capital	12
1,300	Lexington Realty Trust	13
6,763	Mid-America Apartment Communities, Inc.	444
672	Pennsylvania Real Estate Investment Trust	13
9,306	Potlatch Corp.	374
180	PS Business Parks, Inc.	14
1,600	Rait Financial Trust	12
759	Ramco-Gershenson Properties Trust	12
622	RE/MAX Holdings, Inc., Class - A	18
30,775	Redwood Trust, Inc.	510
8,810	Strategic Hotels & Resorts, Inc.(a)	103
934	Western Asset Mortgage Capital Corp.	14
		3,858
	Road & Rail — 0.37%
34	AMERCO, Inc.	9
8,582	Con-way, Inc.	408
1,668	Kansas City Southern Industries	202
		619
	Semiconductors & Semiconductor Equipment — 7.54%
1,190	Alpha & Omega Semiconductor Ltd.(a)	11
6,344	Altera Corp.	227
990	Amkor Technology, Inc.(a)	8
29,370	Atmel Corp.(a)	237
3,193	Cabot Microelectronics Corp.(a)	132
11,505	Canadian Solar, Inc.(a)	412
9,210	Cavium, Inc.(a)	458
450	Cirrus Logic, Inc.(a)	9
77,406	Cypress Semiconductor Corp.	764
22,431	Diodes, Inc.(a)	537
969	Entegris, Inc.(a)	11
36,046	Fairchild Semiconductor International, Inc.(a)	560
16,420	Integrated Device Technology, Inc.(a)	262
833	Integrated Silicon Solution, Inc.	11

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
8,818	International Rectifier Corp.(a)	$346
1,070	IXYS Corp.	11
17,068	Lattice Semiconductor Corp.(a)	128
10,832	Maxim Integrated Products, Inc.	328
6,867	Mellanox Technologies Ltd.(a)	308
8,996	Microsemi Corp.(a)	229
21,773	Monolithic Power Systems, Inc.	959
510	OmniVision Technologies, Inc.(a)	13
99,805	ON Semiconductor Corp.(a)	892
1,500	Photronics, Inc.(a)	12
10,985	Power Integrations, Inc.	592
78,000	QuickLogic Corp.^(a)	233
5,700	Semtech Corp.(a)	155
3,133	Silicon Laboratories, Inc.(a)	127
23,292	Skyworks Solutions, Inc.	1,353
41,693	Spansion, Inc., Class - A(a)	950
15,980	SunEdison, Inc.(a)	302
5,330	Synaptics, Inc.(a)	390
651	Teradyne, Inc.	13
15,040	Tessera Technologies, Inc.	400
41,270	TriQuint Semiconductor, Inc.(a)	787
22,190	Ultratech, Inc.(a)	505
		12,672
	Software — 3.91%
6,630	Advent Software, Inc.	209
16,576	Aspen Technology, Inc.(a)	625
810	Compuware Corp.	9
770	Ebix, Inc.	11
10,590	Electronic Arts, Inc.(a)	377
5,100	Ellie Mae, Inc.(a)	166
690	EPIQ Systems, Inc.	12
170	ePlus, Inc.(a)	10
140	Fair Isaac Corp.	8
10,800	Fleetmatics Group Ltd.(a)	329
12,600	Fortinet, Inc.(a)	318
7,213	Guidewire Software, Inc.(a)	320
10,700	Manhattan Associates, Inc.(a)	358
471	Mentor Graphics Corp.	10
4,093	NetSuite, Inc.(a)	366
14,550	Proofpoint, Inc.(a)	540
25,058	PTC, Inc.(a)	924
2,925	Qualys, Inc.(a)	78
27,269	Rovi Corp.(a)	538
1,400	SeaChange International, Inc.(a)	10
2,400	Silver Spring Networks, Inc.(a)	23
420	Take-Two Interactive Software, Inc.(a)	10
11,800	Tangoe, Inc.(a)	160
2,950	Telecommunication Systems, Inc.(a)	8
1,829	The Ultimate Software Group, Inc.(a)	259
14,033	TIBCO Software, Inc.(a)	332
24,915	TiVo, Inc.(a)	319
92,500	Zynga, Inc.(a)	250
		6,579
	Specialty Retail — 2.64%
180	Abercrombie & Fitch Co., Class - A	7
380	Ascena Retail Group, Inc.(a)	5
620	Big 5 Sporting Goods Corp.	6
16,949	Cabela's, Inc., Class - A(a)	999
10,765	Chico's FAS, Inc.	159
300	Destination Maternity Corp.	5
110	Group 1 Automotive, Inc.	8
400	Haverty Furniture Cos., Inc.	9
11,800	MarineMax, Inc.(a)	199
11,745	Murphy USA, Inc.(a)	623
150	Outerwall, Inc.(a)	8
23,497	Rent-A-Center, Inc.	713
6,085	Restoration Hardware Holdings, Inc.(a)	484
17,110	Select Comfort Corp.(a)	358
340	Sonic Automotive, Inc., Class - A	8
730	Stein Mart, Inc.	8
220	The Cato Corp.	8
1,080	Tilly's, Inc., Class - A(a)	8
13,403	Tractor Supply Co.	824
		4,439
	Technology Hardware, Storage & Peripherals — 0.34%
4,132	Cray, Inc.(a)	108
191	Lexmark International, Inc., Class - A	8
16,109	QLogic Corp.(a)	148
10,580	Super Micro Computer, Inc.(a)	311
		575
	Textiles, Apparel & Luxury Goods — 2.06%
600	Culp, Inc.	11
9,144	Deckers Outdoor Corp.(a)	888
9,193	G-III Apparel Group Ltd.(a)	762
12,548	Under Armour, Inc., Class - A(a)	867
5,800	Vera Bradley, Inc.(a)	120
7,057	Vince Holding Corp.(a)	214
23,603	Wolverine World Wide, Inc.	591
		3,453

	Thrifts & Mortgage Finance — 0.16%
300	Federal Agricultural Mortgage Corp., Class - C	10
350	First Defiance Financial Corp.	9
510	HomeStreet, Inc.	9
639	Walker & Dunlop, Inc.(a)	8
3,245	WSFS Financial Corp.	233
		269
	Tobacco — 0.00%
190	Universal Corp.	8

	Trading Companies & Distributors — 1.21%
594	Aircastle Ltd.	10
14,605	Applied Industrial Technologies, Inc.	668
420	CAI International, Inc.(a)	8
6,782	GATX Corp.	396
850	Houston Wire & Cable Co.	10
16,230	MRC Global, Inc.(a)	378
9,500	Stock Building Supply Holdings, Inc.(a)	149
217	TAL International Group, Inc.	9
270	Textainer Group Holdings Ltd.	8
4,502	Watsco, Inc.	388
		2,024
	Wireless Telecommunication Services — 0.22%
3,180	SBA Communications Corp., Class - A(a)	352

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Wireless Telecommunication Services (continued)
620	Spok Holdings, Inc.	$8
360	Telephone & Data Systems, Inc.	9
		369
	Total Common Stocks	145,516

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc.*(a)(b)(c)	–

	Machinery — 0.00%
1,400	Gerber Scientific, Inc.*(a)(c)(d)	–
	Total Contingent Rights	–

	Time Deposit — 2.63%
$4,412	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/14	4,412
	Total Time Deposit	4,412

	Mutual Funds — 10.55%
17,437,466	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (e)	17,438
283,060	SSgA Prime Money Market Fund, 0.00% (e)	283
	Total Mutual Funds	17,721
	Total Investments
	(cost $130,787) — 99.81%	167,649
	Other assets in excess of liabilities — 0.19%	324
	Net Assets - 100.00%	$167,973

Amounts designated as "—" are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2014 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolio of Investments.

^	All or part of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $2,754 (amount in thousands).

(a)	Represents non-income producing security.
(b)	Rights entitle the Portfolio to cash based on the company's achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(c)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.
(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(e)	The rate disclosed is the rate in effect on September 30, 2014.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Pzena Investment Management, LLC	Total

Common Stocks	8.82%	28.87%	34.35%	1.96%	12.63%	86.63%
Contingent Rights	0.00%	-	-	0.00%	-	0.00%
Time Deposit	-	1.38%	1.18%	-	0.07%	2.63%
Mutual Funds	0.17%	-	-	10.38%	-	10.55%
Other Assets (Liabilities)	0.04%	-	0.12%	0.03%	-	0.19%
Total Net Assets	9.03%	30.25%	35.65%	12.37%	12.70%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.72%
	Food & Staples Retailing — 1.28%
24,714	CVS Caremark Corp.	$1,967

	Health Care Providers & Services — 2.57%
56,117	HCA Holdings, Inc.(a)	3,957

	Hotels, Restaurants & Leisure — 8.14%
127,686	Hilton Worldwide Holdings, Inc.(a)	3,145
37,500	Pebblebrook Hotel Trust	1,400
53,622	Starwood Hotels & Resorts Worldwide, Inc.	4,462
43,365	Wyndham Worldwide Corp.	3,524
		12,531
	Paper & Forest Products — 1.09%
52,454	Weyerhaeuser Co.	1,671

	Real Estate Investment Trusts — 80.73%
54,220	Acadia Realty Trust	1,495
40,687	American Tower Corp.	3,810
74,205	AvalonBay Communities, Inc.	10,461
69,187	Aviv REIT, Inc.	1,823
202,773	Big Yellow Group PLC	1,709
61,197	Boston Properties, Inc.	7,084
190,095	Cousins Properties, Inc.	2,272
197,810	Douglas Emmett, Inc.	5,078
50,368	EastGroup Properties, Inc.	3,052
223,121	Education Realty Trust, Inc.	2,294
87,087	Equity Lifestyle Properties, Inc.	3,689
43,317	Essex Property Trust, Inc.	7,743
27,905	Extra Space Storage, Inc.	1,439
37,850	Federal Realty Investment Trust	4,484
364,573	General Growth Properties, Inc.	8,586
145,779	Health Care REIT, Inc.	9,092
115,801	Healthcare Trust of America, Inc., Class - A	1,343
62,956	Kennedy-Wilson Holdings, Inc.	1,508
34,383	Kilroy Realty Corp.	2,044
78,339	Kite Realty Group Trust	1,899
103,762	Physicians Realty Trust	1,424
30,466	PS Business Parks, Inc.	2,320
48,699	Public Storage	8,076
245,779	Retail Properties of America, Inc., Class - A	3,596
93,825	RLJ Lodging Trust	2,671
76,935	Simon Property Group, Inc.	12,649
64,819	SL Green Realty Corp.	6,567
28,385	Taubman Centers, Inc.	2,072
148,046	UDR, Inc.	4,034
		124,314
	Real Estate Management & Development — 3.67%
212,611	Forest City Enterprises, Inc., Class - A(a)	4,159
80,256	GAGFAH SA(a)	1,495
		5,654
	Wireless Telecommunication Services — 1.24%
17,214	SBA Communications Corp., Class - A(a)	1,909
	Total Common Stocks	152,003
	Total Investments
	(cost $134,861) — 98.72%	152,003
	Other assets in excess of liabilities — 1.28%	1,969
	Net Assets - 100.00%	$153,972

(a)	Represents non-income producing security.

REIT—Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 49.67%
	Australia — 2.24%
141,384	Alumina Ltd. (Metals & Mining)(a)	$210
67,591	Amcor Ltd. (Containers & Packaging)	670
3,218,556	Beach Energy Ltd. (Oil, Gas & Consumable Fuels)	3,974
177,343	BHP Billiton Ltd. (Metals & Mining)	5,258
43,638	Boral Ltd. (Construction Materials)	190
6,829	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	167
2,006,682	Fortescue Metals Group Ltd. (Metals & Mining)	6,114
20,946	Iluka Resources Ltd. (Metals & Mining)	144
90,506	Incitec Pivot Ltd. (Chemicals)	215
2,147,033	Medusa Mining Ltd. (Metals & Mining)(a)	1,569
41,507	Newcrest Mining Ltd. (Metals & Mining)(a)	383
20,362	Orica Ltd. (Chemicals)	337
61,688	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	808
593,707	Regis Resources Ltd. (Metals & Mining)^	808
24,412	Rio Tinto Ltd. (Metals & Mining)	1,273
54,405	Santos Ltd. (Oil, Gas & Consumable Fuels)	651
36,865	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	1,310
10,407	WorleyParsons Ltd. (Energy Equipment & Services)	140
		24,221
	Austria — 0.05%
7,946	OMV AG (Oil, Gas & Consumable Fuels)	267
6,048	Voestalpine AG (Metals & Mining)	239
		506
	Belgium — 0.31%
3,199	Solvay SA (Chemicals)	492
64,778	Umicore SA (Chemicals)	2,834
		3,326
	Bermuda — 0.11%
180,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	260
14,600	Nabors Industries Ltd. (Energy Equipment & Services)	332
77,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	55
20,312	Seadrill Ltd. (Energy Equipment & Services)	545
		1,192
	Brazil — 0.81%
36,100	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	129
6,113	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	97
15,677	Duratex SA (Paper & Forest Products)	58
12,300	Fibria Celulose SA (Paper & Forest Products)(a)	135
166,612	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	1,185
74,089	Petroleo Brasileiro SA - Sponsored ADR (Oil, Gas & Consumable Fuels)	1,051
19,503	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	414
71,610	Vale SA (Metals & Mining)	788
448,075	Vale SA - Sponsored ADR (Metals & Mining)^	4,933
		8,790
	Canada — 5.69%
2,500	Agnico-Eagle Mines Ltd. (Metals & Mining)	73
8,600	Agnico-Eagle Mines Ltd. (Metals & Mining)	249
7,987	Agrium, Inc. (Chemicals)^	710
142,060	Alamos Gold, Inc. (Metals & Mining)	1,131
6,700	AltaGas Ltd. (Oil, Gas & Consumable Fuels)	283
1,400	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	37
15,600	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	412
16,095	Athabasca Oil Corp. (Oil, Gas & Consumable Fuels)(a)	82
65,229	Barrick Gold Corp. (Metals & Mining)	959
6,900	Baytex Energy Corp. (Oil, Gas & Consumable Fuels)	261
21,800	Cameco Corp. (Oil, Gas & Consumable Fuels)	385
60,769	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	2,361
26,600	Canadian Oil Sands Ltd. (Oil, Gas & Consumable Fuels)	491
42,314	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	1,139
22,977	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	829
40,104	Eldorado Gold Corp. (Metals & Mining)	270
134,756	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	6,452
46,511	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,227
2,400	Encana Corp. (Oil, Gas & Consumable Fuels)	51
39,067	EnCana Corp. (Oil, Gas & Consumable Fuels)	830
11,400	Enerplus Corp. (Oil, Gas & Consumable Fuels)	216
422,171	First Quantum Minerals Ltd. (Metals & Mining)	8,150
8,040	Franco-Nevada Corp. (Metals & Mining)	395
45,453	Goldcorp, Inc. (Metals & Mining)	1,048
17,315	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	475
1,300	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	36

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
207,536	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	$9,799
15,460	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	730
17,200	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	558
4,400	Keyera Corp. (Oil, Gas & Consumable Fuels)	355
64,021	Kinross Gold Corp. (Metals & Mining)(a)	213
8,400	Meg Energy Corp. (Oil, Gas & Consumable Fuels)(a)	258
5,200	Methanex Corp. (Chemicals)	347
619,033	New Gold, Inc. (Metals & Mining)(a)	3,126
28,150	New Gold, Inc. (Metals & Mining)(a)	143
17,198	Pacific Rubiales Energy Corp. (Oil, Gas & Consumable Fuels)	288
17,869	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	753
25,858	Pengrowth Energy Corp. (Oil, Gas & Consumable Fuels)	136
27,300	Penn West Petroleum Ltd. (Oil, Gas & Consumable Fuels)^	185
8,000	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)	252
47,746	Potash Corp. of Saskatchewan, Inc. (Chemicals)	1,654
19,651	Silver Wheaton Corp. (Metals & Mining)	392
82,798	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	2,997
51,786	Talisman Energy, Inc. (Oil, Gas & Consumable Fuels)	448
4,300	Talisman Energy, Inc. (Oil, Gas & Consumable Fuels)	37
257,397	Teck Cominco Ltd., Class - B (Metals & Mining)	4,874
9,051	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)(a)	401
39,600	TransCanada Corp. (Oil, Gas & Consumable Fuels)^	2,040
45,106	Turquoise Hill Resources Ltd. (Metals & Mining)(a)	170
283,948	Uranium Participation Corp. (Capital Markets)(a)(b)	1,278
800	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	49
4,700	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	286
37,800	Yamana Gold, Inc. (Metals & Mining)	227
9,300	Yamana Gold, Inc. (Metals & Mining)	56
		61,604
	Cayman Islands — 0.01%
107,000	China Resources Cement Holdings Ltd. (Construction Materials)	74
101,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	51
		125
	Chile — 0.04%
3,704	Cap SA (Metals & Mining)	39
63,459	Empresas CMPC SA (Paper & Forest Products)	150
23,041	Empresas Copec SA (Oil, Gas & Consumable Fuels)	282
		471
	China — 0.91%
209,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining)(a)	85
69,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	221
53,500	BBMG Corp., H Shares (Construction Materials)	37
98,000	China BlueChemical Ltd., H Shares (Chemicals)	43
205,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	120
145,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	131
98,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	259
1,428,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	1,251
186,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	520
59,600	Inner Mongolia Yitai Coal Co. Ltd., B Shares (Oil, Gas & Consumable Fuels)	101
69,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	114
5,287,709	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	6,776
172,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	56
102,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	84
316,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	77
		9,875
	Colombia — 0.06%
19,675	Cementos Argos SA (Construction Materials)	105
271,348	Ecopetrol SA (Oil, Gas & Consumable Fuels)	424
14,567	Grupo Argos SA (Construction Materials)	163
		692
	Curaçao — 0.51%
54,338	Schlumberger Ltd. (Energy Equipment & Services)	5,526

	Denmark — 0.05%
13,415	Novozymes A/S, B Shares (Specialty Chemicals)	582

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland — 0.07%
6,850	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	$141
30,822	Stora Enso Oyj, R Shares (Paper & Forest Products)	257
28,644	UPM-Kymmene Oyj (Paper & Forest Products)	409
		807
	France — 1.38%
20,176	Air Liquide SA (Chemicals)	2,461
3,164	Arkema SA (Chemicals)	212
1,656	Imerys SA (Construction Materials)	122
10,506	Lafarge SA (Construction Materials)	757
5,536	Technip SA (Energy Equipment & Services)	466
84,612	Total SA (Oil, Gas & Consumable Fuels)	5,497
118,977	Vallourec SA (Machinery)	5,471
		14,986
	Germany — 0.78%
51,410	BASF SE (Chemicals)	4,715
7,626	HeidelbergCement AG (Construction Materials)	504
9,662	K+S AG - Registered (Chemicals)	274
4,957	Lanxess AG (Chemicals)	274
10,407	Linde AG (Chemicals)	1,999
25,329	ThyssenKrupp AG (Metals & Mining)(a)	665
		8,431
	Greece — 0.01%
2,200	Titan Cement Co. SA (Construction Materials)	55

	Hong Kong — 0.35%
1,000,302	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	1,716
97,000	Fosun International Ltd. (Metals & Mining)	116
5,524,000	Minmetals Resources Ltd. (Diversified Metals & Mining)	1,936
54,000	Yingde Gases Group Co. Ltd. (Chemicals)	51
		3,819
	Hungary — 0.01%
2,256	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	111

	India — 0.14%
34,628	Reliance Industries Ltd. - Sponsored GDR (Oil, Gas & Consumable Fuels)(c)	1,061
15,860	Sesa Sterlite Ltd. - Sponsored ADR (Metals & Mining)	274
24,500	Tata Steel Ltd. - Sponsored GDR, Registered Shares (Metals & Mining)	181
		1,516
	Indonesia — 0.04%
751,700	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	73
21,200	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	45
74,000	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	131
149,100	PT Semen Gresik (Persero) Tbk (Construction Materials)	189
43,700	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	47
		485
	Ireland — 0.08%
36,868	CRH PLC (Construction Materials)	843

	Israel — 0.03%
262	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	99
22,346	Israel Chemicals Ltd. (Chemicals)	161
172	The Israel Corp. Ltd. (Chemicals)(a)	97
		357
	Italy — 0.34%
142,363	Eni SpA (Oil, Gas & Consumable Fuels)	3,393
14,527	Saipem SpA (Energy Equipment & Services)(a)	309
		3,702
	Japan — 1.20%
8,000	Air Water, Inc. (Chemicals)	119
69,000	Asahi Kasei Corp. (Chemicals)	560
15,000	Daicel Corp. (Chemicals)	163
15,000	Daido Steel Co. Ltd. (Metals & Mining)	60
5,400	Hitachi Chemical Co. Ltd. (Chemicals)	96
12,000	Hitachi Metals Ltd. (Metals & Mining)	216
5,000	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	106
49,100	INPEX Corp. (Oil, Gas & Consumable Fuels)	694
26,600	JFE Holdings, Inc. (Metals & Mining)	531
150,400	JSR Corp. (Chemicals)	2,623
125,744	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	580
15,000	Kaneka Corp. (Chemicals)	84
12,000	Kansai Paint Co. Ltd. (Chemicals)	179
165,000	Kobe Steel Ltd. (Metals & Mining)	268
19,000	Kuraray Co. Ltd. (Chemicals)	223
2,600	Maruichi Steel Tube Ltd. (Metals & Mining)	64
74,600	Mitsubishi Chemical Holdings Corp. (Chemicals)	367
19,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	121
63,000	Mitsubishi Materials Corp. (Metals & Mining)	204
42,000	Mitsui Chemicals, Inc. (Chemicals)	117
13,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	292
426,082	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	1,106
8,600	Nitto Denko Corp. (Chemicals)	472

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
40,000	Oji Paper Co. Ltd. (Paper & Forest Products)	$151
23,015	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,504
9,000	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	86
83,000	Sumitomo Chemical Co. Ltd. (Chemicals)	296
29,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	408
66,000	Taiheiyo Cement Corp. (Construction Materials)	249
12,000	Taiyo Nippon Sanso Corp. (Chemicals)	106
47,000	Teijin Ltd. (Chemicals)	114
14,000	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	122
81,000	Toray Industries, Inc. (Chemicals)	536
8,400	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	104
2,100	Yamato Kogyo Co. Ltd. (Metals & Mining)	70
		12,991
	Jersey — 0.36%
594,672	Glencore International PLC (Metals & Mining)	3,308
14,554	Petrofac Ltd. (Energy Equipment & Services)	245
4,844	Randgold Resources Ltd. (Metals & Mining)	330
		3,883
	Luxembourg — 0.15%
55,916	ArcelorMittal (Metals & Mining)	770
15,709	Subsea 7 SA (Energy Equipment & Services)	224
26,452	Tenaris SA (Energy Equipment & Services)	606
		1,600
	Malaysia — 0.07%
85,350	Bumi Armada Berhad (Energy Equipment & Services)	49
20,400	Lafarge Malayan Cement Berhad (Construction Materials)	64
154,000	Petronas Chemicals Group Berhad (Chemicals)	293
12,400	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	76
201,300	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	253
		735
	Mexico — 0.19%
657,084	Cemex SAB de CV (Construction Materials)(a)	856
213,534	Grupo Mexico SAB de CV, Series B (Metals & Mining)	718
7,506	Industrias Penoles SAB de CV (Metals & Mining)	172
51,032	Mexichem SAB de CV (Chemicals)	213
34,300	Minera Frisco SAB de CV, Class - A1 (Metals & Mining)(a)	63
		2,022
	Mongolia — 0.33%
32,009,620	Mongolian Mining Corp. (Metals & Mining)(a)	3,587

	Netherlands — 0.46%
13,375	Akzo Nobel NV (Chemicals)	916
2,389	Core Laboratories NV (Energy Equipment & Services)	350
3,669	Fugro NV (Energy Equipment & Services)	111
9,600	Koninklijke DSM NV (Chemicals)	592
3,900	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	210
26,028	LyondellBasell Industries NV, Class - A (Chemicals)	2,829
		5,008
	New Zealand — 0.02%
38,478	Fletcher Building Ltd. (Construction Materials)	264

	Norway — 0.67%
8,287	Aker Solutions ASA (Energy Equipment & Services)	33
8,287	Aker Solutions ASA (Oil & Gas Equipment & Services)(a)(c)	83
1,445,305	DNO International ASA (Oil, Gas & Consumable Fuels)(a)	4,524
72,564	Norsk Hydro ASA (Metals & Mining)	406
62,476	Statoil ASA (Oil, Gas & Consumable Fuels)	1,704
9,956	Yara International ASA (Chemicals)	500
		7,250
	Papua New Guinea — 0.40%
555,139	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	4,335

	Peru — 0.01%
9,800	Compania de Minas Buenaventura SA - Sponsored ADR (Metals & Mining)	113

	Poland — 0.07%
2,035	Grupa Azoty SA (Chemicals)	38
3,251	Grupa Lotos SA (Oil, Gas & Consumable Fuels)(a)	28
1,988	Jastrzebska Spolka Weglowa SA (Metals & Mining)(a)	19
7,699	KGHM Polska Miedz SA (Metals & Mining)	295
18,007	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	224
89,055	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	136
28,195	Synthos SA (Chemicals)	39
		779

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Portugal — 0.59%
390,796	Galp Energia SGPS SA, B Shares, B Shares (Oil, Gas & Consumable Fuels)	$6,352

	Russia — 0.75%
321,670	Gazprom OAO - Sponsored GDR, ADR (Oil, Gas & Consumable Fuels)	2,246
27,570	LUKOIL, ADR (Oil, Gas & Consumable Fuels)	1,406
26,306	Mining & Metallurgical Co. Norilsk Nickel OJSC - Sponsored ADR (Metals & Mining)	489
4,915	NovaTek OAO - Sponsored GDR, Registered Shares (Oil, Gas & Consumable Fuels)	512
298,929	Rosneft Oil Co. OJSC - Sponsored GDR, Registered Shares (Oil, Gas & Consumable Fuels)	1,743
54,591	Rosneft Oil Co. OJSC - Sponsored GDR, Registered Shares (Oil, Gas & Consumable Fuels)	318
10,548	Severstal - Sponsored GDR, Registered Shares (Metals & Mining)	105
78,066	Surgutneftegas - Sponsored ADR (Oil, Gas & Consumable Fuels)	516
11,653	Tatneft OAO - Sponsored GDR, Registered Shares, ADR (Oil, Gas & Consumable Fuels)	411
20,812	Uralkali - Sponsored GDR, Registered Shares (Chemicals)	369
		8,115
	South Africa — 0.29%
5,621	African Rainbow Minerals Ltd. (Metals & Mining)	71
3,306	Anglo Platinum Ltd. (Metals & Mining)(a)	107
21,797	AngloGold Ashanti Ltd. (Metals & Mining)(a)	268
1,665	Assore Ltd. (Metals & Mining)	32
7,143	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	81
43,150	Gold Fields Ltd. (Metals & Mining)	169
19,054	Harmony Gold Mining Co. Ltd. (Metals & Mining)(a)	42
30,054	Impala Platinum Holdings Ltd. (Metals & Mining)	232
4,047	Kumba Iron Ore Ltd. (Metals & Mining)	96
29,768	Nampak Ltd. (Containers & Packaging)	109
15,278	Northam Platinum Ltd. (Metals & Mining)(a)	50
25,896	PPC Ltd. (Construction Materials)	68
27,214	Sappi Ltd. (Paper & Forest Products)(a)	107
30,880	Sasol Ltd. (Oil, Gas & Consumable Fuels)	1,680
		3,112
	South Korea — 0.74%
2,567	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	98
4,510	Hanwha Chemical Corp. (Chemicals)	59
2,090	Hanwha Corp. (Chemicals)	58
891	Honam Petrochemical Corp. (Chemicals)	119
1,272	Hyosung Corp. (Chemicals)	91
3,846	Hyundai Steel Co. (Metals & Mining)	270
676	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	45
443	Korea Zinc Co. Ltd. (Metals & Mining)	164
2,551	LG Chem Ltd. (Chemicals)	617
867	OCI Co. Ltd. (Chemicals)(a)	107
19,340	POSCO (Metals & Mining)	6,022
3,369	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	259
2,279	S-Oil Corp. (Oil, Gas & Consumable Fuels)	92
		8,001
	Spain — 0.12%
8,357	Cemex Latam Holdings SA (Construction Materials)(a)	74
51,135	Repsol YPF SA (Oil, Gas & Consumable Fuels)	1,214
		1,288
	Sweden — 0.62%
401,497	Boliden AB (Metals & Mining)	6,518
12,481	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)(a)	211
		6,729
	Switzerland — 0.51%
410	EMS-Chemie Holding AG - Registered (Chemicals)	171
498	Givaudan SA - Registered (Chemicals)	797
12,854	Holcim Ltd. - Registered (Construction Materials)	938
116	Sika AG (Chemicals)	403
5,221	Syngenta AG - Registered (Chemicals)	1,664
20,235	Transocean Ltd. (Energy Equipment & Services)^	655
43,000	Weatherford International PLC (Energy Equipment & Services)(a)	894
		5,522
	Taiwan — 0.25%
110,082	Asia Cement Corp. (Construction Materials)	141
638,376	China Steel Corp. (Metals & Mining)	546
177,000	Formosa Chemicals & Fibre Corp. (Chemicals)	409
57,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	138
224,160	Formosa Plastics Corp. (Chemicals)	531
267,010	Nan Ya Plastics Corp. (Chemicals)	585
186,000	Taiwan Cement Corp. (Construction Materials)	277
39,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	64
30,450	TSRC Corp. (Chemicals)	37
		2,728

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand — 0.14%
62,500	Banpu Public Co. Ltd. - Foreign Registered Shares (Oil, Gas & Consumable Fuels)	$57
63,400	Indorama Ventures Public Co. Ltd. (Chemicals)	50
467,400	IRPC Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	50
69,904	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	345
84,655	PTT Global Chemical Public Co. Ltd. (Chemicals)	159
42,900	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	476
41,900	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	67
5,400	The Siam Cement Public Co. Ltd. (Construction Materials)	75
15,000	The Siam Cement Public Co. Ltd. - Foreign Registered Shares (Construction Materials)	208
		1,487
	Turkey — 0.03%
75,540	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	140
2,162	Koza Altin Isletmeleri A/S (Metals & Mining)	16
6,756	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	136
		292
	United Kingdom — 9.24%
16,697	AMEC PLC (Energy Equipment & Services)	299
390,641	Anglo American PLC (Metals & Mining)	8,763
22,037	Antofagasta PLC (Metals & Mining)	258
1,022,621	BG Group PLC (Oil, Gas & Consumable Fuels)	18,896
238,681	BHP Billiton PLC (Metals & Mining)	6,635
694,151	BP PLC (Oil, Gas & Consumable Fuels)	5,102
7,650	Croda International PLC (Chemicals)	255
12,677	Ensco PLC, ADR (Energy Equipment & Services)	524
11,979	Fresnillo PLC (Metals & Mining)	148
11,088	Johnson Matthey PLC (Chemicals)	524
15,900	Noble Corp. PLC (Energy Equipment & Services)	353
1,151,117	Ophir Energy PLC (Oil, Gas & Consumable Fuels)(a)	4,278
38,718	Rexam PLC (Containers & Packaging)	309
342,027	Rio Tinto PLC (Metals & Mining)	16,806
572,614	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	21,889
136,844	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	5,406
372,248	Tullow Oil PLC (Oil, Gas & Consumable Fuels)	3,889
353,753	Vedanta Resources PLC (Diversified Metals & Mining)	5,725
		100,059
	United States — 18.44%
11,836	Air Products & Chemicals, Inc. (Chemicals)	1,541
3,725	Airgas, Inc. (Chemicals)	412
4,478	Albemarle Corp. (Chemicals)	264
60,324	Alcoa, Inc. (Metals & Mining)	971
58,699	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	5,954
2,800	Antero Resources Corp. (Oil, Gas & Consumable Fuels)(a)	154
94,954	Apache Corp. (Oil, Gas & Consumable Fuels)	8,913
4,100	Ashland, Inc. (Chemicals)	427
5,000	Avery Dennison Corp. (Containers & Packaging)	223
94,605	Baker Hughes, Inc. (Energy Equipment & Services)	6,155
7,300	Ball Corp. (Containers & Packaging)	462
131,788	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	4,308
12,646	Cameron International Corp. (Energy Equipment & Services)(a)	839
53,187	Caterpillar, Inc. (Machinery)	5,267
8,600	Celanese Corp., Series A (Chemicals)	503
3,145	CF Industries Holdings, Inc. (Chemicals)	878
12,700	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)(a)	1,016
31,046	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	714
104,620	Chevron Corp. (Oil, Gas & Consumable Fuels)	12,483
36,491	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	4,617
206,561	Cobalt International Energy, Inc. (Oil, Gas & Consumable Fuels)(a)	2,809
6,300	Concho Resources, Inc. (Oil, Gas & Consumable Fuels)(a)	790
112,647	ConocoPhillips (Oil, Gas & Consumable Fuels)	8,620
127,178	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	4,815
5,238	Continental Resources, Inc. (Oil, Gas & Consumable Fuels)(a)	348
7,500	Crown Holdings, Inc. (Metal & Glass Containers)(a)	334
18,800	Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	283
21,691	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,479
3,530	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)^	121
51,886	E.I. du Pont de Nemours & Co. (Chemicals)	3,724
8,556	Eastman Chemical Co. (Chemicals)	692
15,136	Ecolab, Inc. (Chemicals)	1,738

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
52,230	Energen Corp. (Oil, Gas & Consumable Fuels)	$3,773
81,232	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	8,044
8,438	EQT Corp. (Oil, Gas & Consumable Fuels)	772
168,921	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	15,888
70,815	First Solar, Inc. (Semiconductors & Semiconductor Equipment)(a)	4,660
7,262	FMC Corp. (Chemicals)	415
13,200	FMC Technologies, Inc. (Energy Equipment & Services)(a)	717
59,217	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	1,932
149,447	Halliburton Co. (Energy Equipment & Services)	9,641
6,000	Helmerich & Payne, Inc. (Energy Equipment & Services)	587
16,348	Hess Corp. (Oil, Gas & Consumable Fuels)	1,542
10,372	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	453
4,500	International Flavors & Fragrances, Inc. (Chemicals)	431
23,700	International Paper Co. (Paper Products)	1,131
271,428	KBR, Inc. (Construction & Engineering)	5,111
5,774	Kinder Morgan Management LLC (Oil, Gas & Consumable Fuels)(a)	544
109,612	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,203
39,034	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,467
16,483	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,396
2,628	Martin Marietta Materials, Inc. (Construction Materials)	339
9,600	MeadWestvaco Corp. (Containers & Packaging)	393
29,370	Monsanto Co. (Chemicals)	3,304
9,400	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	535
24,758	National Oilwell Varco, Inc. (Energy Equipment & Services)	1,884
27,875	Newmont Mining Corp. (Metals & Mining)	643
20,120	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,375
17,800	Nucor Corp. (Metals & Mining)	966
44,510	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	4,280
6,058	Oceaneering International, Inc. (Energy Equipment & Services)	395
11,600	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	760
9,100	Owens-Illinois, Inc. (Containers & Packaging)(a)	237
107,457	Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,496
13,700	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	170
32,881	Phillips 66 (Oil, Gas & Consumable Fuels)	2,674
37,995	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	7,484
7,718	PPG Industries, Inc. (Chemicals)	1,518
16,450	Praxair, Inc. (Chemicals)	2,122
9,500	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	292
9,129	Range Resources Corp. (Oil, Gas & Consumable Fuels)	619
7,800	Rock-Tenn Co., Class - A (Containers & Packaging)	371
11,100	Sealed Air Corp. (Containers & Packaging)	387
6,700	Sigma-Aldrich Corp. (Chemicals)	911
9,360	Southern Copper Corp. (Metals & Mining)	278
84,083	Southwestern Energy Co. (Oil, Gas & Consumable Fuels)(a)	2,939
37,478	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,471
8,859	Superior Energy Services, Inc. (Energy Equipment & Services)	291
7,400	Tesoro Corp. (Oil, Gas & Consumable Fuels)	451
68,033	The Dow Chemical Co. (Chemicals)	3,569
123,473	The Mosaic Co. (Chemicals)	5,484
4,751	The Sherwin-Williams Co. (Chemicals)	1,040
39,278	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,174
29,800	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,379
7,200	Vulcan Materials Co. (Construction Materials)	434
2,500	Westlake Chemical Corp. (Chemicals)	216
6,500	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)(a)	504
		199,946
	Total Common Stocks	538,220

	Preferred Stocks — 0.67%
	Brazil — 0.61%
11,200	Bradespar SA - Preferred (Metals & Mining)	82
7,500	Braskem SA - Preferred, Class - A (Chemicals)	49
48,100	Gerdau SA - Preferred (Metals & Mining)	231
120,800	Klabin SA - Preferred (Containers & Packaging)	116
13,800	Metalurgica Gerdau SA - Preferred (Metals & Mining)	80
235,175	Petroleo Brasileiro SA - Preferred (Oil, Gas & Consumable Fuels)	1,749
215,813	Petroleo Brasileiro SA - Sponsored ADR, Preferred (Oil, Gas & Consumable Fuels)	3,214

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	Brazil (continued)
14,800	Suzano Papel e Celulose SA - Preferred, Class - A (Paper & Forest Products)	$59
18,887	Usinas Siderurgicas de Minas Gerais SA - Preferred, Class - A (Metals & Mining)(a)	49
106,204	Vale SA - Preferred (Metals & Mining)	1,033
		6,662
	Chile — 0.01%
4,828	Sociedad Quimica y Minera de Chile SA - Preferred, B Shares (Chemicals)	125

	Colombia — 0.01%
6,462	Grupo Argos SA - Preferred (Construction Materials)	72

	Germany — 0.01%
3,534	Fuchs Petrolub AG - Preferred (Chemicals)	134

	Russia — 0.02%
98	AK Transneft OAO - Preferred (Oil, Gas & Consumable Fuels)(d)	217

	South Korea — 0.01%
388	LG Chem Ltd. - Preferred (Chemicals)	60
	Total Preferred Stocks	7,270

	Warrants — 0.00%
	Thailand — 0.00%
6,340	Indorama Ventures Public Co. Ltd. (Chemicals)(a)	1
4,877	Indorama Ventures Public Co. Ltd. (Chemicals)(a)	—
		1
	Total Warrants	1

	Commercial Paper — 0.12%
	United Kingdom — 0.12%
1,300	Tesco Treasury Services PLC, 1.00%, 8/18/15(e)	1,290
	Total Commercial Paper	1,290

	Corporate Bonds — 1.40%
$2,100	AT&T, Inc., 0.65%, 3/30/17(Diversified Telecommunication Services)(f)	2,104
2,100	Citigroup, Inc., 0.76%, 5/1/17(Banks)(f)	2,104
4,000	Ford Motor Credit Co. LLC, 0.75%, 9/8/17(Diversified Financial Services)(f)	4,006
2,100	Goldman Sachs Group, Inc., 0.86%, 6/4/17(Capital Markets)(f)	2,115
2,100	International Lease Finance Corp., 5.75%, 5/15/16(Trading Companies & Distributors)	2,195
900	New York Life Global Funding, 2.10%, 1/2/19(Insurance)(c)	899
191	Overseas Private Investment Corp., 4.73%, 3/15/22(Sovereign)	209
300	SLM Corp., 6.25%, 1/25/16(Consumer Finance)	311
1,200	Verizon Communications, Inc., 1.76%, 9/15/16(Diversified Telecommunication Services)(f)	1,230
	Total Corporate Bonds	15,173

	Asset Backed Securities — 0.62%
589	ACA CLO Ltd., Series 2006-2A, Class A1, 0.48%, 1/20/21(c)(f)	589
145	AIMCO, Series 2005-AAB, Class A1B, 0.48%, 10/20/19(c)(f)	144
698	Atrium CDO Corp., Series 5A, Class A1, 0.48%, 7/20/20(c)(f)	696
60	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.47%, 11/15/17(c)(f)	60
398	Commercial Industrial Finance Corp., Series 2007-1AL, Class A1L, 0.49%, 5/10/21(c)(f)	394
328	Fore CLO Ltd., Series 2007-1AB, Class A1B, 0.48%, 7/20/19(c)(f)	327
250	Four Corners CLO Ltd., Series 2006-2A, Class A, 0.51%, 1/26/20(c)(f)	249
378	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF11D, Class A2D, 0.83%, 11/25/35(f)	367
250	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M3, 0.87%, 3/25/35(f)	241
300	Gulf Stream Sextant CLO Ltd., Series 2006-1A, Class B, 0.63%, 8/21/20(c)(f)	298
1,100	Household Home Equity Loan Trust, Series 2007-1, Class M2, 0.63%, 3/20/36(f)	1,035
400	New Century Home Equity Loan Trust, Series 2005-3, Class M2, 0.64%, 7/25/35(f)	381
45	Oak Hill Credit Partners, Series 2005-4AB, Class A1B, 0.48%, 5/17/21(c)(f)	45
200	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.65%, 7/25/35(f)	197
1,249	Race Point CLO Ltd., Series 2006-3, Class A, 0.49%, 4/15/20(c)(f)	1,242

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Asset Backed Securities (continued)
$6	Stanfield Bristol CLO Ltd., Series 2005-1A, Class A1, 0.49%, 10/15/19(c)(f)	$6
424	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 1.13%, 10/25/33(f)	404
	Total Asset Backed Securities	6,675

	Collateralized Mortgage Obligations — 0.95%
300	Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.60%, 1/25/36(f)	272
64	BCAP LLC Trust, Series 2011-R11, Class 30A5, 2.38%, 1/26/34(c)(f)	63
400	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.78%, 4/10/49(f)	434
1,793	Banc of America Funding Corp., Series 2012-R5, Class A, 0.42%, 10/3/39(f)(g)	1,784
616	Bear Stearns ALT-A Trust, Series 2007-8, Class 1A, 0.85%, 9/25/34(f)	600
307	Countrywide Alternative Loan Trust, Series 2004-J7, Class 2A1, 0.93%, 9/25/34(f)	302
223	Deutsche Mortgage Securities, Inc., Series 2010-RS2, Class A2, 3.81%, 6/28/47(c)(f)	223
712	Freddie Mac, Series 2781, Class F1, 0.60%, 9/15/42(f)	713
2,771	Fannie Mae, Series 2013-M4, Class X1, 4.08%, 2/25/18(f)	293
552	Freddie Mac, Series 3096, Class FX, 0.60%, 5/15/32(f)	559
515	Fannie Mae, Series 2006-98, Class FA, 0.58%, 10/25/36(f)	518
174	Freddie Mac, Series 3179, Class FP, 0.53%, 7/15/36(f)	175
200	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2005-FF6, Class M2, 0.59%, 5/25/36(f)	179
21	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A, 2.99%, 6/25/34(f)	22
70	Granite Mortgages PLC, Series 2004-2, Class 2A1, 0.36%, 6/20/44(f)	88
1,600	Grecale SRL, Series 2011-1, Class A2, 0.71%, 1/27/61(f)	2,001
560	Hercules (Eclipse 2006-4) PLC, Series 2006-4, Class A, 0.80%, 10/25/18(f)	889
200	Long Beach Mortgage Loan Trust, Series 2005-2, Class M4, 1.08%, 4/25/35(f)	191
400	Structured Asset Securities Corp., Series 2005-NC1, Class M2, 0.65%, 2/25/35(f)	372
242	WaMu Mortgage Pass-Through Certificates, Series 2004-AR10, Class A3, 0.70%, 7/25/44(f)	227
366	WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1, 2.40%, 1/25/35(f)	369
	Total Collateralized Mortgage Obligations	10,274

	Certificates of Deposit — 1.15%
2,700	Banco do Brasil NY, 1.21%, 6/29/15(f)	2,700
2,100	China Construction Bank Corp., 1.70%, 4/16/15	2,107
2,520	Credit Suisse NY, 0.44%, 1/12/15(f)	2,521
1,400	Intesa Sanpaolo SpA, 1.65%, 4/7/15	1,405
2,800	Itau Unibanco NY, 1.19%, 6/26/15(f)	2,800
900	Itau Unibanco NY, 1.15%, 6/4/15(f)	900
	Total Certificates of Deposit	12,433

	Global Bonds — 2.02%
	Italy — 0.80%
400	Buoni Poliennali del Tesoro, Series ICPI, 5.50%, 11/1/22(h)	636
200	Italy Buoni Poliennali del Tesoro, Series ICPI, 2.55%, 10/22/16(h)	263
5,304	Italy Buoni Poliennali del Tesoro, Series ICPI, 2.25%, 4/22/17(h)	6,972
601	Italy Buoni Poliennali del Tesoro, Series ICPI, 2.15%, 11/12/17(h)	791
		8,662
	New Zealand — 0.01%
100	New Zealand Index Linked Bond, 2.00%, 9/20/25(h)	77

	Slovenia — 0.04%
300	Republic of Slovenia, 4.70%, 11/1/16(c)(h)	409

	Spain — 1.12%
100	Bankia SA, 3.50%, 12/14/15(h)	131
100	Bankia SA, 0.41%, 1/25/16(f)(h)	125
4,900	Bonos y Obligaciones del Estado, 5.85%, 1/31/22(h)	8,045
1,300	Generalitat de Catalunya, 4.95%, 2/11/20(h)	1,832
1,400	Generalitat de Valencia, Series E, 4.90%, 3/17/20(h)	2,021
		12,154
	United Kingdom — 0.04%
190	LBG Capital No.2 PLC, Series 21, 15.00%, 12/21/19(h)	436

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Global Bonds (continued)
	United States — 0.01%
$100	JPMorgan Chase Bank NA, 4.37%, 11/30/21, Callable 11/14/16 @ 100(f)	$133
	Total Global Bonds	21,871

	U.S. Government Agency Securities — 9.56%
20,000	Federal Home Loan Bank, 0.08%, 2/25/15(e)	19,998
2,200	Federal Home Loan Bank, 0.06%, 12/12/14(b)(e)	2,200
8,000	Federal Home Loan Bank, 0.05%, 12/17/14(e)	8,000
700	Federal Home Loan Bank, 0.07%, 12/10/14(e)	700
43,800	Federal Home Loan Bank, 0.01%, 10/3/14(b)(e)	43,799
2,800	Federal Home Loan Bank, 0.13%, 9/2/15(b)	2,798
400	Federal Home Loan Bank, 0.08%, 10/29/14(b)(e)	400
22,800	Federal Home Loan Bank, 0.05%, 11/14/14(b)(e)	22,800
500	Freddie Mac, 2.50%, 10/2/19, Callable 10/2/14 @ 100	500
2,378	Freddie Mac, 0.42%, 9/18/15(b)	2,382
	Total U.S. Government Agency Securities	103,577

	U.S. Treasury Obligations — 3.16%
270	U.S. Treasury Bill, 0.02%, 10/30/14(b)(e)(i)	270
104	U.S. Treasury Bill, 0.01%, 11/20/14(b)(e)	104
500	U.S. Treasury Bill, 0.01%, 12/4/14(b)(e)	500
151	U.S. Treasury Bill, 0.02%, 12/11/14(b)(e)	151
100	U.S. Treasury Bill, 0.02%, 12/18/14(b)(e)	100
440	U.S. Treasury Bill, 0.02%, 1/2/15(b)(e)	440
1,017	U.S. Treasury Bill, 0.02%, 1/8/15(b)(e)	1,017
1,373	U.S. Treasury Inflation Index Note, 1.63%, 1/15/15(i)	1,373
1,883	U.S. Treasury Bill, 0.12%, 3/5/15(b)(e)(i)	1,883
4,721	U.S. Treasury Bill, 0.03%, 3/12/15(b)(e)	4,720
1,460	U.S. Treasury Bill, 0.03%, 3/26/15(b)(e)(i)	1,460
100	U.S. Treasury Note, 0.25%, 3/31/15(b)	100
122	U.S. Treasury Inflation Index Note, 1.88%, 7/15/15	125
11,118	U.S. Treasury Inflation Index Note, 0.13%, 4/15/16	11,246
7,524	U.S. Treasury Inflation Index Note, 0.13%, 4/15/19	7,542
103	U.S. Treasury Inflation Index Note, 0.13%, 1/15/23	100
1,800	U.S. Treasury Note, 2.75%, 11/15/23	1,845
532	U.S. Treasury Inflation Index Note, 0.13%, 7/15/24(i)	511
506	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25(i)	592
116	U.S. Treasury Inflation Index Bond, 3.88%, 4/15/29(i)	164
	Total U.S.Treasury Obligations	34,243

	Yankee Dollars — 1.64%
	Australia — 0.26%
2,100	Westpac Banking Corp., 0.56%, 5/19/17(Banks)(f)	2,105
700	Westpac Banking Corp., 1.85%, 11/26/18(Banks)(c)	697
		2,802
	Canada — 0.04%
400	Canadian Natural Resources Ltd., 0.61%, 3/30/16(Oil, Gas & Consumable Fuels)(f)	401

	Chile — 0.03%
300	Empresa Nacional de Telecomunicaciones SA - Registered Shares, 4.88%, 10/30/24(Wireless Telecommunication Services)	307

	Colombia — 0.04%
400	Ecopetrol SA, 7.63%, 7/23/19(Oil, Gas & Consumable Fuels)	475

	France — 0.35%
2,800	BPCE SA, 0.86%, 6/17/17(Banks)(f)	2,810
1,000	Dexia Credit Local SA NY, 1.25%, 10/18/16(Banks)(c)	1,007
		3,817
	Italy — 0.07%
700	Intesa Sanpaolo SpA, 3.13%, 1/15/16(Banks)	716

	Korea, Republic Of — 0.03%
300	Export-Import Bank of Korea, 1.08%, 9/17/16(Banks)(f)	302

	Luxembourg — 0.03%
300	Rosneft Finance SA, Series 6, 7.88%, 3/13/18(Oil, Gas & Consumable Fuels)(c)	320

	Netherlands — 0.36%
462	Achmea Hypotheekbank NV, 3.20%, 11/3/14(Banks)(c)	463
1,400	Deutsche Annington Finance BV, 3.20%, 10/2/17(Real Estate Management & Development)(c)	1,434
2,000	Rabobank Nederland NY, 0.57%, 4/28/17(Banks)(f)	2,004
		3,901
	Norway — 0.08%
500	Kommunalbanken AS, 0.61%, 3/27/17(Sovereign)(c)(f)	503

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	Norway, continued
$400	Nordea Eiendomskreditt AS, 2.13%, 9/22/16(Banks)(c)	$409
		912
	Russian Federation — 0.07%
300	Gazprom OAO, 9.25%, 4/23/19(Oil, Gas & Consumable Fuels)(c)	343
400	Sberbank of Russia Via SB Capital SA, 5.18%, 6/28/19(Banks)	393
		736
	Slovenia — 0.11%
200	Republic of Slovenia - Registered Shares, 5.85%, 5/10/23(Sovereign)	223
900	Republic of Slovenia - Registered Shares, 5.25%, 2/18/24(Sovereign)	958
		1,181
	United States — 0.17%
1,000	JPMorgan Chase Bank NA, 5.38%, 9/28/16(Banks)	1,732
2,100	Navient LLC, Series E, 8.78%, 9/15/16(Consumer Finance)	158
		1,890
	Total Yankee Dollars	17,760

	Time Deposit — 0.90%
9,729	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/14 (b)	9,729
	Total Time Deposit	9,729

	Mutual Funds — 0.77%
4,100	ETFS Platinum Trust (b)	518
7,786,000	SSgA Treasury Money Market Fund, 0.00% (j)	7,786
	Total Mutual Funds	8,304

	Purchased Options — 0.02%
	Total Purchased Options	217

	Repurchase Agreements — 27.39%
54,500	Bank of America Corp., 0.00%, 10/1/14 (Purchased on 9/30/14, proceeds at maturity $54,500,002 collateralized by U.S. Treasury Bills, 0.00%, 10/16/14 - 1/2/15 fair value $55,590,146) (b)	54,500
12,900	Bank of Montreal, 0.00%, 10/1/14 (Purchased on 9/30/14, proceeds at maturity $12,900,000 collateralized by U.S. Treasury Note, 2.13%, 11/30/14 fair value $13,169,122)	12,900
12,900	Bank of Nova Scotia, 0.00%, 10/1/14 (Purchased on 9/30/14, proceeds at maturity $12,900,000 collateralized by U.S. Treasury Note, 2.25%, 7/31/21 fair value $13,182,103)	12,900
9,500	BNP Paribas, 0.00%, 10/1/14, (Purchased on 9/30/14, proceeds at maturity $9,500,000 collateralized by U.S. Government Agency Mortgage, 3.50%, 1/1/44 fair value $9,793,289)	9,500
60,300	BNP Paribas, 0.00%, 10/1/14, (Purchased on 9/30/14, proceeds at maturity $60,300,002 collateralized by U.S. Treasury Obligations, 0.38% - 2.13%, 1/15/15 - 2/15/41 fair value $61,506,133) (b)	60,300
43,500	Credit Suisse Securities, 0.00%, 10/1/14 (Purchased on 9/30/14, proceeds at maturity $43,500,001 collateralized by U.S. Treasury Obligations, 0.63% - 5.50%, 1/15/17 - 2/15/29 fair value $44,374,720)	43,500
51,000	Deutsche Bank Securities, Inc., 0.01%, 10/1/14 (Purchased on 9/30/14, proceeds at maturity $51,000,007 collateralized by U.S. Treasury Note, 2.38%, 8/15/24 fair value $52,020,101) (b)	51,000
47,100	Morgan Stanley & Co. LLC, 0.00%, 10/1/14 (Purchased on 9/30/14, proceeds at maturity $47,100,001 collateralized by U.S. Treasury Notes, 1.75% - 3.25%, 3/31/15 - 9/30/21 fair value $48,042,078) (b)	47,100
5,000	Jefferies LLC, 0.01%, 10/1/14 (Purchased on 9/30/14, proceeds at maturity $5,000,001 collateralized by U.S. Treasury Obligations, 0.01% - 2.88%, 12/26/14 – 11/15/40 fair value $5,103,772) ^^	5,000
	Total Repurchase Agreements	296,700
	Total Investments
	(cost $1,045,461) — 100.04%	1,083,737
	Other assets in excess of liabilities — (0.04)%	(488)
	Net Assets - 100.00%	$1,083,249

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $8,272 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.

(a)	Represents non-income producing security.
(b)	All or a portion of theses securities are held by the wholly-owned subsidiaries of the Portfolio. See Note 2I in the Notes to Portfolio of Investments for the basis of consolidation.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	These securities have been deemed illiquid by the Specialist Manager and represent 0.02% of the Portfolio.
(e)	Rate disclosed represents effective yield at purchase.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

(f)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2014.
(g)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.16% of the Portfolio's net assets.
(h)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(i)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(j)	The rate disclosed is the rate in effect on September 30, 2014.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MTN—Medium Term Note

NVDR—Non-Voting Depository Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Commodity Returns Strategy Portfolio	Mellon Capital Management Corporation	PIMCO	Wellington Management Company, LLP; Global National Resources Equity Strategy	Wellington Management Company, LLP; Commodity Futures Strategy	Total
Common Stocks	24.93%	-	24.62%	0.12%	49.67%
Preferred Stocks	0.37%	-	0.30%	-	0.67%
Warrants	0.00%	-	-	-	0.00%
Commercial Papers	-	0.12%	-	-	0.12%
Corporate Bonds	-	1.40%	-	-	1.40%
Asset Backed Securities	-	0.62%	-	-	0.62%
Collateralized Mortgage Obligations	-	0.95%	-	-	0.95%
Certificates of Deposit	-	1.15%	-	-	1.15%
Global Bonds	-	2.02%	-	-	2.02%
U.S. Government Agency Securities	-	9.56%	-	-	9.56%
U.S. Treasury Obligations	-	3.16%	-	-	3.16%
Yankee Dollars	-	1.64%	-	-	1.64%
Time Deposits	-	0.18%	0.71%	0.01%	0.90%
Mutual Funds	0.72%	-	-	0.05%	0.77%
Purchased Options		0.02%	-	-	0.02%
Repurchase Agreements	0.27%	3.26%	-	23.86%	27.39%
Other Assets	-0.28%	-0.42%	0.02%	0.64%	-0.04%
Total Investments	26.01%	23.66%	25.65%	24.68%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2014.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(1)	3.5% Fuel Oil Rotterdam Swap Future *	$(12)	10/31/14	$2
(1)	3.5% Fuel Oil Rotterdam Swap Future *	(14)	11/28/14	–
(1)	3.5% Fuel Oil Rotterdam Swap Future *	(15)	12/31/14	–
170	Brent Crude Future *	16,094	10/16/14	(900)
23	Brent Crude Future *	2,177	10/17/14	(64)
13	Brent Crude Future *	1,239	11/13/14	(114)
9	Brent Crude Future *	858	11/14/14	(32)
(16)	Brent Crude Future *	(1,534)	12/16/14	63
(15)	Brent Crude Future *	(1,451)	2/12/15	145
(52)	Brent Crude Future *	(5,058)	5/14/15	322
19	Brent Crude Future *	1,850	11/13/15	(95)
(3)	Brent Crude Future *	(290)	4/29/16	12
(3)	Canola Future *	(22)	1/14/15	2
3	Canola Future *	22	3/13/15	(2)
(30)	Cocoa Future *	(990)	12/15/14	(38)
30	Cocoa Future *	978	3/16/15	35
13	Coffee 'C' Future *	943	12/18/14	128
4	Copper Future *	301	12/29/14	(3)
257	Corn Future *	4,122	12/12/14	(1,994)
88	Corn Future *	1,411	12/15/14	(523)
(167)	Corn Future *	(2,785)	3/13/15	401
70	Corn Future *	1,284	12/14/15	(65)
15	Corn Future *	275	12/15/15	(32)
15	Cotton No. 2 Future *	460	12/8/14	(150)
(4)	Cotton No. 2 Future *	(123)	12/9/14	13
52	Crude Oil Future *	2	11/10/14	(78)
(1)	Crude Oil Future *	(2)	11/10/14	(1)
(6)	Crude Oil Option Future *	(24)	11/10/14	(19)
6	Crude Oil Option Future *	–	11/10/14	(4)
154	Electrolytic Copper Future *	25,693	12/15/14	(1,270)
(14)	Euro-Bund Future *	(2,647)	12/8/14	(9)
1	European Gasoil Swap Future *	13	10/31/14	(2)
1	European Gasoil Swap Future *	13	11/28/14	(2)
1	European Gasoil Swap Future *	13	12/31/14	(2)
122	Gas Oil Future *	9,900	12/11/14	(539)
4	Gas Oil Future *	325	12/12/14	(4)
(26)	Gasoline RBOB Future *	(2,662)	10/31/14	58
33	Gasoline RBOB Future *	3,310	11/28/14	(94)
10	Gasoline RBOB Future *	1,003	12/1/14	(63)
16	Gasoline RBOB Future *	1,598	12/31/14	(51)
10	Gasoline RBOB Future *	1,085	5/29/15	(54)
7	Gasoline RBOB Future *	691	11/30/15	(29)
469	Gold 100 Oz Future *	56,824	12/29/14	(4,378)
2	Gold 100 Oz Future *	242	12/30/14	(2)
72	Hard Red Winter Wheat Future *	2,009	12/12/14	(267)
(6)	Hard Red Winter Wheat Future *	(167)	12/15/14	52
14	Henry Hub Natural Gas Swap Future *	150	12/29/15	(1)
14	Henry Hub Natural Gas Swap Future *	149	1/27/16	(1)
14	Henry Hub Natural Gas Swap Future *	146	2/25/16	(3)
14	Henry Hub Natural Gas Swap Future *	138	3/29/16	(7)
14	Henry Hub Natural Gas Swap Future *	138	4/27/16	(7)
14	Henry Hub Natural Gas Swap Future *	139	5/26/16	(6)
14	Henry Hub Natural Gas Swap Future *	140	6/28/16	(6)
14	Henry Hub Natural Gas Swap Future *	140	7/27/16	(6)
14	Henry Hub Natural Gas Swap Future *	140	8/29/16	(7)
14	Henry Hub Natural Gas Swap Future *	141	9/28/16	(6)
14	Henry Hub Natural Gas Swap Future *	144	10/27/16	(4)
14	Henry Hub Natural Gas Swap Future *	150	11/28/16	(1)
8	Henry Hub Natural Gas Swap Future *	88	12/28/16	2
8	Henry Hub Natural Gas Swap Future *	88	1/27/17	2
8	Henry Hub Natural Gas Swap Future *	87	2/24/17	1
8	Henry Hub Natural Gas Swap Future *	81	3/29/17	(5)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
8	Henry Hub Natural Gas Swap Future *	$81	4/26/17	$(5)
8	Henry Hub Natural Gas Swap Future *	82	5/26/17	(4)
8	Henry Hub Natural Gas Swap Future *	83	6/28/17	(3)
8	Henry Hub Natural Gas Swap Future *	83	7/27/17	(3)
8	Henry Hub Natural Gas Swap Future *	83	8/29/17	(3)
8	Henry Hub Natural Gas Swap Future *	83	9/27/17	(3)
8	Henry Hub Natural Gas Swap Future *	85	10/27/17	(1)
8	Henry Hub Natural Gas Swap Future *	88	11/28/17	2
7	Henry Hub Natural Gas Swap Future *	79	12/27/17	2
7	Henry Hub Natural Gas Swap Future *	79	1/29/18	1
7	Henry Hub Natural Gas Swap Future *	78	2/26/18	–
7	Henry Hub Natural Gas Swap Future *	73	3/27/18	(5)
7	Henry Hub Natural Gas Swap Future *	73	4/26/18	(5)
7	Henry Hub Natural Gas Swap Future *	73	5/29/18	(4)
7	Henry Hub Natural Gas Swap Future *	74	6/27/18	(4)
7	Henry Hub Natural Gas Swap Future *	74	7/27/18	(4)
7	Henry Hub Natural Gas Swap Future *	74	8/29/18	(4)
7	Henry Hub Natural Gas Swap Future *	74	9/26/18	(3)
7	Henry Hub Natural Gas Swap Future *	76	10/29/18	(2)
7	Henry Hub Natural Gas Swap Future *	79	11/28/18	1
15	ICE WTI Crude Future *	1,336	2/19/15	(103)
174	Live Cattle Future *	11,378	12/31/14	366
2	LLS (Argus) VS WTI Spread Calendar Swap Future *	6	1/30/15	–
2	LLS (Argus) VS WTI Spread Calendar Swap Future *	6	2/27/15	–
2	LLS (Argus) VS WTI Spread Calendar Swap Future *	6	3/31/15	–
2	LLS (Argus) VS WTI Spread Calendar Swap Future *	6	4/30/15	–
2	LLS (Argus) VS WTI Spread Calendar Swap Future *	6	5/29/15	–
2	LLS (Argus) VS WTI Spread Calendar Swap Future *	6	6/30/15	–
134	London Metal Exchange Lead Future *	7,035	12/15/14	(530)
38	Mill Wheat Euro Future *	381	3/10/15	(127)
169	Natural Gas Future *	7,186	12/29/14	(446)
(2)	Natural Gas Future *	(85)	12/30/14	(4)
37	Natural Gas Future *	1,567	1/28/15	21
(28)	Natural Gas Future *	(1,163)	2/25/15	44
68	Natural Gas Future *	2,634	3/27/15	(120)
(53)	Natural Gas Future *	(2,053)	3/30/15	(10)
83	Natural Gas Future *	3,191	4/28/15	(25)
16	Natural Gas Future *	624	7/29/15	(23)
(16)	Natural Gas Future *	(628)	9/28/15	24
25	New York Harbor ULSD Future *	2,789	11/28/14	(192)
49	NYMEX Palladium Future *	3,798	12/29/14	(471)
(23)	NYMEX WTI Crude Future *	(2,097)	10/21/14	21
275	NYMEX WTI Crude Future *	24,824	11/20/14	(662)
1	NYMEX WTI Crude Future *	90	11/21/14	(4)
5	NYMEX WTI Crude Future *	449	12/19/14	(5)
18	NYMEX WTI Crude Future *	1,585	5/19/15	(89)
(13)	NYMEX WTI Crude Future *	(1,132)	11/20/15	44
32	NYMEX WTI Crude Future *	2,757	5/20/16	(103)
(19)	NYMEX WTI Crude Future *	(1,626)	11/21/16	71
169	Platinum Future *	10,989	1/28/15	(513)
361	Primary Aluminum Future *	17,673	12/15/14	(1,039)
108	Primary Nickel Future *	10,565	12/15/14	(1,669)
12	Red Spring Wheat Future *	320	12/12/14	(101)
63	Silver Future *	5,373	12/29/14	(784)
(33)	Soybean Future *	(1,507)	11/14/14	477
(3)	Soybean Future *	(138)	1/14/15	18
(4)	Soybean Future *	(186)	3/13/15	1
(6)	Soybean Future *	(281)	11/13/15	44
487	Sugar #11 Future *	8,972	2/27/15	(14)
(8)	Sugar #11 Future *	(147)	3/2/15	17
(14)	Wheat Future *	(334)	12/12/14	157
(6)	Wheat Future *	(143)	12/15/14	27
(14)	Wheat Future *	(343)	3/13/15	64

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(28)	Wheat Future *	$(706)	7/14/15	$140
8	White Sugar Future *	174	2/13/15	(10)
201	Zinc Future *	11,495	12/15/14	(332)
	Net Unrealized Appreciation/(Depreciation)			$(15,589)

Amounts designated as "—" are $0 or have been rounded to $0.

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.
*	All or a portion of these futures contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2I in the Notes to Portfolio of Investments for the basis of consolidation.

Currency Contracts

Contract Amount(Local Currency)		Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 09/30/14(000)	Unrealized Appreciation/ (Depreciation)(000)
		Currencies Purchased
4,518,363		Brazilian Real	Barclays Bank	10/2/14	$1,990	$1,846	$(144)
4,518,363		Brazilian Real	Credit Suisse	11/4/14	1,864	1,828	(36)
141,000	*	Canadian Dollar	Goldman Sachs	10/16/14	127	126	(1)
361,000	*	Euro	Barclays Bank	11/20/14	480	456	(24)
524,000		Euro	Goldman Sachs	11/4/14	676	662	(14)
130,953,804		Indian Rupee	Barclays Bank	10/15/14	2,162	2,113	(49)
130,953,804		Indian Rupee	JPMorgan Chase	1/20/15	2,086	2,069	(17)
111,100,000		Japanese Yen	JPMorgan Chase	10/2/14	1,021	1,013	(8)
5,690,142		Mexican Peso	JPMorgan Chase	2/5/15	425	420	(5)
12,549,000		Mexican Peso	Barclays Bank	12/18/14	951	930	(21)
		Total Currencies Purchased			$11,782	$11,463	$(319)

		Currencies Sold
4,518,363		Brazilian Real	Credit Suisse	10/2/14	$1,880	$1,846	$34
1,916,000		British Pound Sterling	Barclays Bank	12/11/14	3,082	3,104	(22)
188,000		Canadian Dollar	Goldman Sachs	10/16/14	170	168	2
20,857,000		Euro	Goldman Sachs	10/2/14	27,530	26,340	1,190
20,857,000		Euro	Barclays Bank	11/4/14	26,463	26,346	117
12,000	*	Euro	Goldman Sachs	11/20/14	16	15	—
11,000	*	Euro	JPMorgan Chase	11/20/14	14	14	—
14,000	*	Euro	Goldman Sachs	11/20/14	18	18	—
130,953,804		Indian Rupee	JPMorgan Chase	10/15/14	2,120	2,113	7
111,100,000		Japanese Yen	Goldman Sachs	10/2/14	1,067	1,013	54
111,100,000		Japanese Yen	JPMorgan Chase	11/4/14	1,021	1,013	8
		Total Currencies Sold			$63,381	$61,990	$1,391
		Net Unrealized/Appreciation(Depreciation)					$1,072

Amounts designated as "—" are $0 or have been rounded to $0.

*	All or a portion of these currency contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2I in the Notes to Portfolio of Investments for the basis of consolidation.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Option Contracts

Over-the-counter written options as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)

Spread between the Platinum and Gold Indices Future Option*	Deutsche Bank	Put	$—	10/1/14	(300)	$(15)	$—	$15
Spread between the Platinum and Gold Indices Future Option*	Deutsche Bank	Put	—	10/2/14	(100)	(5)	—	5

Total						$(20)	$—	$20

Over-the-counter written options as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)

Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option*	Deutsche Bank	Put	$—	1/11/18	(50)	$(5)	$(1)	$4
Inflation Capital US Dollar CPI Urban Consumers NSA Index Option*	Deutsche Bank	Put	—	1/22/18	(50)	(5)	(1)	4
Inflation Capital US Dollar CPI Urban Consumers NSA Index Option*	JPMorgan Chase	Put	4	4/22/24	(60)	(4)	(2)	2
Inflation Capital US Dollar CPI Urban Consumers NSA Index Option*	JPMorgan Chase	Put	4	5/16/24	(20)	(1)	(1)	—
London Gold Market Fixing*	Deutsche Bank	Put	1,180	10/10/14	(300)	(2)	(1)	1
S&P GSCI Energy Index Option*	Goldman Sachs International	Call	0.31	2/9/15	(3,000,000)	(8)	(9)	(1)
S&P GSCI Cooper Index Option*	Goldman Sachs International	Call	0.27	2/9/15	(1,000,000)	(3)	(2)	1
S&P GSCI Energy Index Option*	Goldman Sachs International	Call	0.30	12/4/14	(954,806)	(3)	19	22
S&P GSCI Cooper Index Option*	Goldman Sachs International	Call	0.34	12/4/14	(897,666)	(3)	2	5

Total						$(34)	$(4)	$38

Exchange-traded purchased options as of September 30, 2014 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)

Crude Oil Future Option*	Call	$110	11/17/14	19	$34	$1	$(33)
Crude Oil Future Option*	Call	145	11/17/15	5	30	1	(29)
Gold Future Option*	Call	2,000	11/22/16	22	122	23	(99)
Natural Gas Option*	Call	5	1/27/15	69	117	191	74
Crude Oil Future Option*	Put	85	11/17/14	1	1	1	—
Crude Oil Option*	Call	116	11/10/14	6	4	—	(4)
Total					$308	$217	$(93)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Exchange-traded written options as of September 30, 2014 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)

Crude Oil Future Option*	Call	$96	10/16/14	(11)	$(4)	$(2)	$2
Crude Oil Future Option*	Call	95	10/16/14	(3)	(1)	(1)	—
Crude Oil Future Option*	Call	94	10/16/14	(1)	(1)	(1)	—
Crude Oil Future Option*	Call	97	10/16/14	(11)	(4)	(1)	3
Gold Future Option*	Call	1,410	11/24/14	(2)	(2)	—	2
Natural Gas Option*	Call	5	1/27/15	(69)	(64)	(112)	(48)
NYM WTI Brent Spread Futures*	Call	(6)	10/15/14	(3)	(3)	(8)	(5)
NYM WTI Brent Spread Futures*	Call	(5)	10/15/14	(1)	(1)	(2)	(1)
NYM WTI Brent Spread Futures*	Call	(14)	2/11/15	(6)	(5)	(9)	(4)
WTI Brent Spread Future Option*	Call	(5)	11/12/14	(4)	(6)	(6)	—
WTI Brent Spread Future Option*	Call	(15)	11/12/14	(2)	—	(1)	(1)
WTI Brent Spread Future Option*	Call	2	11/12/14	(4)	(4)	(2)	2
Crude Oil Future Option*	Put	87	10/16/14	(7)	(3)	(2)	1
Crude Oil Future Option*	Put	89	10/16/14	(9)	(5)	(7)	(2)
Crude Oil Future Option*	Put	70	11/17/15	(5)	(37)	(7)	30
Gold Future Option*	Put	1,230	10/28/14	(5)	(4)	(15)	(11)
Gold Future Option*	Put	1,240	11/24/14	(2)	(2)	(9)	(7)
NYM WTI Brent Spread Futures*	Put	98	11/10/14	(6)	(5)	(2)	3
WTI Brent Spread Future Option*	Put	(14)	11/12/14	(4)	(5)	—	5
WTI Brent Spread Future Option*	Put	(3)	11/12/14	(2)	(1)	—	1
Crude Oil Future Option*	Put	95	11/10/14	(1)	(1)	(2)	(1)
Crude Oil Future Option*	Put	98	11/10/14	(6)	(6)	(24)	(18)

Total					$(164)	$(213)	$(49)

*	All or a portion of these options are held by the wholly-owned subsidiaries of the Portfolio. See Note 2I in the Notes to Portfolio of Investments for the basis of consolidation.

Swap Agreements

Interest Rate Swap Agreements^

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (000)		Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	Brazil Cetip Interbank Deposit Rate Index	9.10%	1/2/17	Goldman Sachs International	16,000	BRL	$-	$(362)	$(362)
Receive	Mexico Interbank Equilibrium Interest Rate Index	6.35%	9/1/23	Goldman Sachs International	5,000	MXN	(9)	4	13
Receive	Mexico Interbank Equilibrium Interest Rate Index	6.35%	9/1/23	Deutsche Bank	5,500	MXN	(11)	4	15
Receive	Brazil Cetip Interbank Deposit Rate Index	12.26%	1/2/17	Barclays Bank	7,900	BRL	7	38	31
Receive	Mexico Interbank Equilibrium Interest Rate Index	6.35%	9/1/23	Barclays Bank	6,500	AUD	(12)	5	17
Receive	US CPI Urban Consumers NSA Index	2.50%	7/15/22	Deutsche Bank	$500	USD	3	(22)	(25)
							$(22)	$(333)	$(311)

Centrally Cleared Interest Rate Swap Agreements^

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000)		Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	3-Month U.S. Dollar LIBOR BBA	3.75%	6/18/44	$5,800	USD	$90	$(642)	$(732)
Receive	6-Month AUD BBR-BBSW	4.00%	6/8/19	4,600	AUD	(29)	130	159
Pay	3-Month U.S. Dollar LIBOR BBA	0.75%	6/18/16	$10,300	USD	(10)	(11)	(1)
						$51	$(523)	$(574)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (concluded) — September 30, 2014 (Unaudited)

Total Return Swap Agreements^

Underlying Reference Entity	Counterparty	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
S&P GSCI Agriculture Index*	Goldman Sachs International	2/27/15	$2,136	$-	$(131)	$(131)
S&P GSCI Industrial Metals Index*	Goldman Sachs International	5/29/15	848	-	(52)	(52)
S&P GSCI Grains Index*	Goldman Sachs International	5/59/15	650	-	(84)	(84)
S&P GSCI Grains Index*	JPMorgan Chase	2/27/15	1,982	-	(255)	(255)
				$-	$(522)	$(522)

Commodity Forward Swap Agreements^

Underlying Reference Entity	Counterparty	Strike Price	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Gold Index*	Goldman Sachs International	$1,268	1/30/15	$2	$-	$(91)	$(91)
Platinum Index*	Goldman Sachs International	1,430	10/31/14	1	-	(75)	(75)
Platinum Index*	Goldman Sachs International	1,431	10/31/14	-	-	(53)	(53)
LLSBRT	Deutsche Bank	(10)	12/31/14	3	-	24	24
LLSBRT	Goldman Sachs International	(8)	12/31/15	12	-	13	13
HSFOCO	Deutsche Bank	(10)	12/31/14	(2)	-	8	8
GOCO	Deutsche Bank	17	12/31/14	(2)	-	8	8
HSFOCO	Goldman Sachs International	(10)	12/31/14	(2)	-	7	7
GOCO	Goldman Sachs International	17	12/31/14	(2)	-	8	8
LLSBRT	JPMorgan Chase Bank	(6)	12/31/14	(1)	-	(3)	(3)
LLSBRT	Goldman Sachs International	(8)	12/31/15	24	-	33	33
					$-	$(121)	$(121)

Commodity Swap Agreements^

Underlying Reference Entity	Counterparty	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
TBL – BCOMTR 1-Month Forward Index*	JPMorgan Chase	2/17/15	$8,508	$(14)	$(195)	$(181)
TBL – BCOMTR Index*	Canadian Imperial Bank of Commerce	2/17/15	1,903	-	(42)	(42)
TBL – JMABNICO Index*	JPMorgan Chase	2/17/15	489	-	(24)	(24)
TBL – BCOMTR Index*	JPMorgan Chase	2/17/15	127,761	(23)	(2,791)	(2,768)
TBL – BCOMTR Index*	Goldman Sachs International	2/17/15	8,091	6	4	(2)
TBL – BCOMTR Index*	Deutsche Bank	2/17/15	110,463	-	(2,432)	(2,432)
TBL – JMABNICP Index*	JPMorgan Chase	2/17/15	4,575	-	(225)	(225)
				$(31)	$(5,705)	$(5,674)

Variance Swap Agreements^

Underlying Reference Entity	Counterparty	Strike Price	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Dow Jones-UBS Commodity Index*	Deutsche Bank	$0.0144	11/5/14	$68	$-	$-	$-
Dow Jones-UBS Commodity Index*	Goldman Sachs International	0.0196	2/3/15	187	-	3	3
S&P GSCI Silver Index*	Goldman Sachs International	0.0576	6/11/15	(291)	-	16	16
S&P GSCI Silver Index*	Goldman Sachs International	0.0272	6/11/15	423	-	3	3
S&P 500 Index*	Deutsche Bank	0.0185	10/10/14	1,471	-	3	3
London Gold Market Fixing Ltd Index*	Goldman Sachs International	0.0613	11/25/15	160	-	4	4
London Gold Market Fixing Ltd Index*	Goldman Sachs International	0.1089	11/25/15	(120)	-	(1)	(1)
S&P 500 Index*	Goldman Sachs International	0.0137	10/6/14	855	-	1	1
Dow Jones-UBS Commodity Index*	Deutsche Bank	0.0144	11/4/14	215	-	1	1
S&P 500 Index*	Goldman Sachs	0.0402	10/17/14	600	-	19	19
NYMEX WTI Crude Future Index*	Deutsche Bank	0.0324	5/14/15	(143)	-	-	-
S&P GSCI Crude Oil Index*	Deutsche Bank	0.0462	5/14/15	240	-	1	1
NYMEX WTI Crude Future Index*	Deutsche Bank	0.0324	5/14/15	(150)	-	(1)	(1)
S&P 500 Index*	Goldman Sachs International	0.0143	10/8/14	1,674	-	(1)	(1)
London Gold Market Fixing Ltd Index*	Goldman Sachs International	0.0248	10/14/14	318	-	2	2
S&P 500 Index*	Goldman Sachs International	0.0197	10/15/14	1,423	-	1	1
S&P 500 Index*	Goldman Sachs International	0.0129	10/20/14	1,762	-	(18)	(18)
					$-	$33	$33

Amounts designated as "-" are $0 or have been rounded to $0.

^Cash has been pledged as collateral for swap contracts held by the Portfolio.

*All or a portion of these swap contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2I in the Notes to Portfolio of Investments.

AUD—Australian Dollar

BCOMTR—Bloomberg Commodity Index Total Return

BRL—Brazilian Real

GSCI—Goldman Sachs Commodity Index

LIBOR—London Interbank Offered Rate

MXN—Mexican Nuevo Peso

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.99%
	Australia — 4.40%
83,084	ALS Ltd. (Professional Services)^	$383
41,565	Amcor Ltd. (Containers & Packaging)	412
240,037	AMP Ltd. (Insurance)	1,147
69,851	APA Group (Gas Utilities)	455
15,556	ASX Ltd. (Diversified Financial Services)	488
176,415	AusNet Services (Electric Utilities)	211
234,648	Australia & New Zealand Banking Group Ltd. (Banks)	6,351
27,791	Bank of Queensland Ltd. (Banks)	283
40,893	Bendigo & Adelaide Bank Ltd. (Banks)	427
327,497	CFS Retail Property Trust (Real Estate Investment Trusts)	572
223,783	Coca-Cola Amatil Ltd. (Beverages)	1,720
140,362	Commonwealth Bank of Australia (Banks)	9,252
871,115	Dexus Property Group (Real Estate Investment Trusts)	846
238,563	Federation Centres (Real Estate Investment Trusts)	539
284,383	GPT Group (Real Estate Investment Trusts)	963
99,138	Iluka Resources Ltd. (Metals & Mining)	683
175,937	Insurance Australia Group Ltd. (Insurance)	943
287,543	Metcash Ltd. (Food & Staples Retailing)	662
585,606	Mirvac Group (Real Estate Investment Trusts)	882
201,077	National Australia Bank Ltd. (Banks)	5,728
21,706	Newcrest Mining Ltd. (Metals & Mining)(a)	200
85,184	Orica Ltd. (Chemicals)	1,409
880,105	Scentre Group (Real Estate Investment Trusts)(a)	2,527
369,771	Stockland Trust Group (Real Estate Investment Trusts)	1,279
100,148	Suncorp Group Ltd. (Insurance)	1,231
337,327	Sydney Airport (Transportation Infrastructure)	1,261
249,680	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	789
470,830	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	1,298
728,602	Telstra Corp. Ltd. (Diversified Telecommunication Services)	3,380
224,061	Toll Holdings Ltd. (Air Freight & Logistics)	1,106
469,044	Transurban Group (Transportation Infrastructure)	3,170
340,094	Westfield Corp. (Real Estate Investment Trusts)	2,218
266,271	Westpac Banking Corp. (Banks)	7,492
153,504	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	5,456
68,287	WorleyParsons Ltd. (Energy Equipment & Services)	917
		66,680
	Austria — 0.21%
345,635	Immofinanz AG (Real Estate Management & Development)	981
45,399	OMV AG (Oil, Gas & Consumable Fuels)	1,528
12,198	Raiffeisen Bank International AG (Banks)	265
7,420	Vienna Insurance Group Wiener Staedtische Versicherung AG (Insurance)	335
		3,109
	Belgium — 1.21%
20,869	Ageas (Insurance)	693
33,821	Anheuser-Busch InBev NV (Beverages)	3,764
24,709	Belgacom SA (Diversified Telecommunication Services)	860
34,522	Delhaize Group (Food & Staples Retailing)	2,401
7,127	Groupe Bruxelles Lambert SA (Diversified Financial Services)	653
30,659	KBC Groep NV (Banks)(a)(b)	1,633
16,253	Solvay SA (Chemicals)	2,501
35,340	Telenet Group Holding NV (Media)(a)	2,031
22,952	UCB SA (Pharmaceuticals)	2,084
37,630	Umicore SA (Chemicals)	1,646
		18,266
	Bermuda — 0.31%
102,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	69
74,000	CITIC 21CN Co. Ltd. (Diversified Telecommunication Services)(a)	45
46,000	Cosco Pacific Ltd. (Transportation Infrastructure)	61
21,600	Golar LNG Ltd. (Oil, Gas & Consumable Fuels)	1,434
300,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	49
334,000	Hanergy Solar Group Ltd. (Semiconductors & Semiconductor Equipment)	62
90,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	130
52,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	37
100,924	Seadrill Ltd. (Energy Equipment & Services)	2,708
122,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	91
		4,686
	Brazil — 0.67%
10,700	All America Latina Logistica SA (Road & Rail)	28
23,148	Ambev SA, ADR (Beverages)	152
125,100	Ambev SA (Beverages)	823
3,100	B2W CIA Digital (Internet & Catalog Retail)(a)	41
17,700	Banco Bradesco SA (Banks)	255

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Brazil (continued)
23,900	Banco do Brasil SA (Banks)	$249
26,400	Banco Santander Brasil SA (Banks)	171
17,500	BB Seguridade Participacoes SA (Insurance)	231
50,000	BM&FBOVESPA SA (Diversified Financial Services)	229
12,100	BR Malls Participacoes SA (Real Estate Management & Development)	95
4,700	BR Properties SA (Real Estate Management & Development)	25
18,200	BRF SA (Food Products)	434
24,300	CCR SA (Transportation Infrastructure)	168
8,200	Centrais Electricas Brasileiras SA (Electric Utilities)	22
5,905	CETIP SA (Capital Markets)	73
9,000	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	73
19,900	Cielo SA (IT Services)	324
3,900	Companhia Brasileira de Destribuicao Grupo PAO de (Food & Staples Retailing)	171
1,800	Companhia de Saneamento de Minas Gerais (Water Utilities)	24
19,400	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	69
3,200	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	51
6,000	CPFL Energia SA (Electric Utilities)	47
7,000	Cyrela Brazil Realty S.A. Empreendimentos (Household Durables)	35
9,130	Duratex SA (Paper & Forest Products)	33
5,400	Ecorodovias Infraestrutura E Logistica SA (Transportation Infrastructure)	26
7,300	EDP - Energias do Brasil SA (Electric Utilities)	30
17,400	Embraer SA (Aerospace & Defense)	171
8,000	Estacio Participacoes SA (Diversified Consumer Services)	83
7,400	Fibria Celulose SA (Paper & Forest Products)(a)	82
99,800	Hypermarcas SA (Personal Products)(a)	719
76,450	Itau Unibanco Holding SA (Banks)	1,067
27,600	JBS SA (Food Products)	104
12,400	Klabin SA (Containers & Packaging)	60
37,140	Kroton Educacional SA (Diversified Consumer Services)	234
4,200	Localiza Rent A Car SA (Road & Rail)	60
3,550	Lojas Americanas SA (Multiline Retail)	17
3,400	Lojas Renner SA (Multiline Retail)	98
1,000	M Dias Branco SA (Food Products)	40
2,300	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	47
4,600	Natura Cosmeticos SA (Personal Products)	70
7,700	OdontoPrev SA (Health Care Providers & Services)	28
80,000	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	569
3,300	Porto Seguro SA (Insurance)	38
6,000	Qualicorp SA (Health Care Providers & Services)(a)	59
6,500	Raia Drogasil SA (Food & Staples Retailing)	56
11,000	Souza Cruz SA (Tobacco)	88
4,200	Sul America SA (Insurance)	26
23,000	Tim Participacoes SA (Wireless Telecommunication Services)	121
3,800	Totvs SA (Software)	58
4,700	Tractebel Energia SA (Independent Power and Renewable Electricity Producers)	66
3,100	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	25
9,800	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	208
36,900	Vale SA (Metals & Mining)	407
138,000	Vale SA - Sponsored ADR (Metals & Mining)^	1,520
1,000	Via Varejo SA (Specialty Retail)(a)	10
8,190	WEG SA (Machinery)	96
		10,106
	Canada — 0.68%
9,800	Bank of Nova Scotia (Banks)	606
23,800	Cameco Corp. (Oil, Gas & Consumable Fuels)	420
45,900	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	1,235
34,300	Centerra Gold, Inc. (Metals & Mining)	154
95,400	Centerra Gold, Inc. (Metals & Mining)	428
43,500	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,082
127,284	First Quantum Minerals Ltd. (Metals & Mining)	2,457
34,200	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	1,616
22,900	Labrador Iron Ore Royalty Corp. (Metals & Mining)	447
14,200	Potash Corp. of Saskatchewan, Inc. (Chemicals)	492
11,800	Progressive Waste Solutions Ltd. (Commercial Services & Supplies)	304
		10,241
	Cayman Islands — 0.45%
20,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	116
26,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	53
25,300	Chailease Holding Co. Ltd. (Diversified Financial Services)	61
46,900	China Huishan Dairy Holdings Co. Ltd. (Food Products)	10
252,000	China Mengniu Dairy Co. Ltd. (Food Products)	1,039

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Cayman Islands (continued)
60,000	China Resources Cement Holdings Ltd. (Construction Materials)	$41
11,600	Ctrip.com International, ADR (Hotels, Restaurants & Leisure)(a)	658
268,000	GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment)(a)	98
160,000	Geely Automobile Holdings Ltd. (Automobiles)	67
20,000	Golden Eagle Retail Group Ltd. (Multiline Retail)	23
31,000	Intime Retail Group Co. Ltd. (Multiline Retail)	27
21,000	Kingboard Chemical Holdings Ltd. (Electronic Equipment, Instruments & Components)	42
5,000	Kingsoft Corp. Ltd. (Software)	12
31,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	16
78,000	New World China Land Ltd. (Real Estate Management & Development)	44
16,000	Shenzhou International Group (Textiles, Apparel & Luxury Goods)	52
295,500	Stella International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	766
245,835	Tencent Holdings Ltd. (Internet Software & Services)	3,658
34,000	Uni-President China Holdings Ltd. (Food Products)	34
9,000	Zhen Ding Technology Holding Ltd. (Electronic Equipment, Instruments & Components)	26
		6,843
	Chile — 0.10%
72,544	AES Gener SA (Independent Power and Renewable Electricity Producers)	38
68,483	Aguas Andinas SA, Class - A (Water Utilities)	40
675,686	Banco de Chile SA (Banks)	83
881	Banco de Credito e Inversiones SA (Banks)	50
1,810,634	Banco Santander Chile (Banks)	101
2,253	Cap SA (Metals & Mining)	24
33,567	Cencosud SA (Food & Staples Retailing)	99
225,977	Colbun SA (Independent Power and Renewable Electricity Producers)	58
4,236	Compania Cervecerias Unidas SA (Beverages)	46
3,540,169	CorpBanca SA (Banks)	45
93,547	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	138
3,682	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	42
37,407	Empresas CMPC SA (Paper & Forest Products)	88
13,326	Empresas Copec SA (Oil, Gas & Consumable Fuels)	163
566,713	Enersis SA (Electric Utilities)	180
8,877	LATAM Airlines Group SA (Airlines)(a)	102
22,579	S.A.C.I. Falabella (Multiline Retail)	170
14,053	Vina Concha y Toro SA (Beverages)	28
		1,495
	China — 1.58%
592,000	Agricultural Bank of China Ltd., H Shares (Banks)	262
54,000	Air China Ltd. (Airlines)	34
98,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining)(a)	40
33,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	107
60,000	AviChina Industry & Technology Co. Ltd., H Shares (Aerospace & Defense)	43
22,294	Baidu, Inc. - Sponsored ADR (Internet Software & Services)(a)	4,865
3,949,613	Bank of China Ltd., H Shares (Banks)	1,770
243,000	Bank of Communications Co. Ltd., H Shares (Banks)	169
38,000	BBMG Corp., H Shares (Construction Materials)	26
46,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	35
5,500	Biostime International Holdings Ltd. (Food Products)	17
15,000	Byd Co. Ltd., H Shares (Automobiles)	100
54,000	China BlueChemical Ltd., H Shares (Chemicals)	23
119,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)(a)	52
235,000	China CITIC Bank Corp. Ltd., H Shares (Banks)	143
105,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	61
118,000	China Communications Construction Co. Ltd. (Construction & Engineering)	85
76,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	35
1,994,000	China Construction Bank Corp., H Shares (Banks)	1,397
54,000	China COSCO Holdings Co. Ltd., H Shares (Marine)(a)	22
25,700	China Everbright Bank Co. Ltd., H Shares (Banks)	12
14,900	China International Marine Containers Group Co. Ltd., H Shares (Machinery)	31
206,000	China Life Insurance Co. Ltd., H Shares (Insurance)	572
81,000	China Longyuan Power Group Corp. (Independent Power and Renewable Electricity Producers)	79

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
127,000	China Merchants Bank Co. Ltd., H Shares (Banks)	$217
171,600	China Minsheng Banking Corp. Ltd., H Shares (Banks)	157
80,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	73
50,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	132
271,600	China Pacific Insurance Group Co. Ltd. (Insurance)	955
704,000	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	617
58,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	53
101,000	China Railway Group Ltd., H Shares (Construction & Engineering)	54
474,000	China Resources Land Ltd. (Real Estate Management & Development)	978
93,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	261
73,000	China Shipping Container Lines Co. Ltd., H Shares (Marine)(a)	20
386,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	237
38,300	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)(a)	68
25,400	Chongqing Changan Automobile Co. Ltd., Class - A (Automobiles)	55
77,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	35
29,000	CITIC Securities Co. Ltd., H Shares (Capital Markets)	68
136,000	Country Garden Holdings Co. (Real Estate Management & Development)	51
55,000	CSR Corp. Ltd., H Shares (Machinery)	48
72,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	38
72,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	117
20,000	ENN Energy Holdings Ltd. (Gas Utilities)	131
27,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	107
68,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	66
19,000	Haitian International Holdings Ltd. (Machinery)	43
35,200	Haitong Securities Co. Ltd., H Shares (Capital Markets)	54
88,000	Huaneng Power International, Inc., H Shares (Independent Power and Renewable Electricity Producers)	96
6,552,058	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	4,084
25,900	Inner Mongolia Yitai Coal Co. Ltd., B Shares (Oil, Gas & Consumable Fuels)	44
13,600	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	811
36,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	38
34,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	56
40,500	Longfor Properties (Real Estate Management & Development)	46
22,000	New China Life Insurance Co. Ltd., H Shares (Insurance)	77
141,000	People's Insurance Co. Group of China Ltd., H Shares (Insurance)	58
582,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	746
542,000	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	961
156,000	Ping An Insurance Group Co. of China (Insurance)	1,170
48,000	Shandong Weigao Group Medical Polymer Co. Ltd. (Health Care Equipment & Supplies)	47
78,000	Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)	41
4,500	Shanghai Fosun Pharmaceutical (Group) Co. Ltd., H Shares (Pharmaceuticals)	15
19,700	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	48
41,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	84
112,500	Shui On Land Ltd. (Real Estate Management & Development)	25
32,000	Sinopec Engineering Group Co. Ltd., H Shares (Construction & Engineering)	34
106,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	35
29,200	Sinopharm Group Co. (Health Care Providers & Services)	107
53,000	Soho China Ltd. (Real Estate Management & Development)	38
71,000	Sun Art Retail Group Ltd. (Food & Staples Retailing)	80
10,000	Tsingtao Brewery Co. Ltd. (Beverages)	71
166,000	Want Want China Holdings Ltd. (Food Products)	207
14,000	Weichai Power Co. Ltd. (Machinery)	51
48,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	39
42,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	43
21,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	23

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
16,000	Zhuzhou CSR Times Electric Co. Ltd. (Electrical Equipment)	$62
174,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	42
39,200	Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (Machinery)	23
18,400	ZTE Corp., H Shares (Communications Equipment)	41
		23,958
	Colombia — 0.05%
5,942	Almacenes Exito SA (Food & Staples Retailing)	87
2,681	Banco Davivienda SA (Banks)	39
10,169	Cementos Argos SA (Construction Materials)	54
2,171	Corporacion Financiera Colombiana SA (Diversified Financial Services)	43
136,195	Ecopetrol SA (Oil, Gas & Consumable Fuels)	213
7,583	Grupo Argos SA (Construction Materials)	85
6,829	Grupo de Inversiones Suramericana (Diversified Financial Services)	137
9,604	Interconexion Electrica SA (Electric Utilities)	44
23,886	ISAGEN SA ESP (Electric Utilities)	32
		734
	Curaçao — 0.13%
19,617	Schlumberger Ltd. (Energy Equipment & Services)	1,995

	Czech Republic — 0.02%
4,336	CEZ A/S (Electric Utilities)	132
450	Komercni Banka A/S (Banks)	107
2,643	Telefonica O2 Czech Republic A/S (Diversified Telecommunication Services)	38
		277
	Denmark — 1.38%
545	A.P. Moller - Maersk A/S, Class - A (Marine)	1,260
1,375	A.P. Moller - Maersk A/S, Class - B (Marine)	3,266
33,959	Genmab A/S (Biotechnology)(a)	1,441
282,663	Novo Nordisk A/S, Class - B (Pharmaceuticals)	13,527
5,638	Rockwool International A/S, B Shares (Building Products)	816
53,857	TDC A/S (Diversified Telecommunication Services)	409
1,470	Tryg A/S (Insurance)	153
		20,872
	Egypt — 0.02%
24,541	Commercial International Bank Egypt SAE (Banks)	174
82,417	Orascom Telecom Holding SAE (Wireless Telecommunication Services)(a)	58
25,953	Talaat Moustafa Group (Real Estate Management & Development)	42
8,648	Telecom Egypt Co. (Diversified Telecommunication Services)	17
		291
	Finland — 0.69%
13,769	Elisa Oyj (Diversified Telecommunication Services)	366
72,833	Fortum Oyj (Electric Utilities)	1,776
25,780	Metso Oyj (Machinery)	918
14,207	Nokian Renkaat Oyj (Auto Components)	428
19,762	Orion Oyj, Class - B (Pharmaceuticals)	774
77,047	Sampo Oyj, A Shares (Insurance)	3,737
110,275	Stora Enso Oyj, R Shares (Paper & Forest Products)	920
106,320	UPM-Kymmene Oyj (Paper & Forest Products)	1,518
		10,437
	France — 8.58%
207,651	AXA SA (Insurance)	5,116
87,719	BNP Paribas (Banks)	5,819
60,402	Bouygues SA (Construction & Engineering)	1,958
27,199	Casino Guichard-Perrachon SA (Food & Staples Retailing)	2,929
11,778	CNP Assurances (Insurance)	222
1,602	Compagnie de Saint-Gobain (Building Products)	73
23,603	Danone SA (Food Products)	1,580
26,549	Edenred (Commercial Services & Supplies)	655
18,495	Electricite de France SA (Electric Utilities)	607
2,104	Essilor International SA (Health Care Equipment & Supplies)	231
43,800	Eutelsat Communications (Media)	1,414
3,662	Fonciere des Regions (Real Estate Investment Trusts)	330
200,049	GDF Suez (Multi-Utilities)	5,018
2,875	Gecina SA (Real Estate Investment Trusts)	377
4,705	Icade (Real Estate Investment Trusts)	397
9,451	JC Decaux SA (Media)	298
12,965	Klepierre (Real Estate Investment Trusts)	568
32,889	Lagardere SCA (Media)	880
60,392	Legrand SA (Electrical Equipment)	3,142
14,035	L'Oreal SA (Personal Products)	2,228
14,169	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	2,303
60,223	Natixis (Banks)	414
26,426	Numericable Group SA (Media)^(a)	1,410
241,893	Orange (Diversified Telecommunication Services)	3,637
30,102	Pernod Ricard SA (Beverages)	3,408

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
114	Publicis Groupe (Media)	$8
15,765	Renault SA (Automobiles)	1,142
56,427	Rexel SA (Trading Companies & Distributors)	1,053
17,840	Safran SA (Aerospace & Defense)	1,158
224,435	Sanofi-Aventis (Pharmaceuticals)	25,384
80,972	Schneider Electric SA (Electrical Equipment)	6,217
11,957	SCOR SE (Insurance)	374
25,200	Societe Generale (Banks)	1,286
20,717	Suez Environnement Co. (Multi-Utilities)	350
60,870	Technip SA (Energy Equipment & Services)	5,120
337,750	Total SA (Oil, Gas & Consumable Fuels)	21,946
12,636	Unibail-Rodamco SE (Real Estate Investment Trusts)	3,250
26,299	Veolia Environnement (Multi-Utilities)	464
144,258	Vinci SA (Construction & Engineering)	8,381
186,563	Vivendi (Diversified Telecommunication Services)	4,505
137,747	Zodiac Aerospace (Aerospace & Defense)	4,393
		130,045
	Germany — 7.37%
23,416	Allianz SE (Insurance)	3,796
7,948	Axel Springer AG (Media)	438
128,687	BASF SE (Chemicals)	11,804
75,944	Bayer AG (Pharmaceuticals)	10,636
80,241	Bayerische Motoren Werke AG (Automobiles)	8,616
26,622	Beiersdorf AG (Personal Products)	2,224
10,029	Brenntag AG (Trading Companies & Distributors)	493
243,786	Daimler AG (Automobiles)	18,696
20,601	Deutsche Bank AG (Capital Markets)	723
9,689	Deutsche Boerse AG (Diversified Financial Services)	653
263,438	Deutsche Post AG (Air Freight & Logistics)(b)	8,447
327,754	Deutsche Telekom AG - Registered (Diversified Telecommunication Services)	4,967
92,364	Deutsche Wohnen AG (Real Estate Management & Development)	1,974
90,692	E.ON AG (Multi-Utilities)	1,660
11,698	ElringKlinger AG (Auto Components)	346
3,045	Hannover Rueckversicherung AG - Registered (Insurance)	246
6,555	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	819
35,193	K+S AG - Registered (Chemicals)	998
46,983	Linde AG (Chemicals)	9,028
24,557	MTU Aero Engines Holding AG (Aerospace & Defense)	2,096
9,028	Muenchener Rueckversicherungs-Gesellschaft AG - Registered Shares (Insurance)	1,785
36,907	ProSiebenSat.1 Media AG - Registered (Media)	1,470
24,601	RWE AG (Multi-Utilities)	959
36,491	SAP AG (Software)	2,631
133,891	Siemens AG (Industrial Conglomerates)	15,957
27,870	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	146
		111,608
	Greece — 0.05%
113,571	Alpha Bank AE (Banks)(a)	88
217,770	Eurobank Ergasias SA (Banks)(a)	86
878	Folli Follie SA (Specialty Retail)	33
7,230	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)(a)	95
2,958	JUMBO SA (Specialty Retail)(a)	37
45,129	National Bank of Greece SA (Banks)(a)	131
6,479	Opap SA (Hotels, Restaurants & Leisure)	85
51,713	Piraeus Bank SA (Banks)(a)	88
2,715	Public Power Corp. SA (Electric Utilities)(a)	32
1,466	Titan Cement Co. SA (Construction Materials)	37
		712
	Hong Kong — 4.02%
44,000	Agile Property Holdings Ltd. (Real Estate Management & Development)	27
2,075,580	AIA Group Ltd. (Insurance)(b)	10,732
3,407	Alibaba Group Holding Ltd. - Sponsored ADR (Internet Software & Services)(a)	303
140,000	Alibaba Pictures Group Ltd. (Internet Software & Services)(a)	29
243,000	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	2,083
126,000	Belle International Holdings Ltd. (Specialty Retail)	142
357,335	BOC Hong Kong (Holdings) Ltd. (Banks)	1,139
84,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	147
142,759	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	1,002
68,000	China Agri-Industries Holdings Ltd. (Food Products)	26
405,000	China Everbright International Ltd. (Commercial Services & Supplies)	536
26,000	China Everbright Ltd. (Capital Markets)	49
54,000	China Gas Holdings Ltd. (Gas Utilities)	90
478,000	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	1,477
660,110	China Mobile Ltd. (Wireless Telecommunication Services)	7,630
114,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	293

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
32,000	China Resources Enterprises Ltd. (Food & Staples Retailing)	$76
26,000	China Resources Gas Group Ltd. (Gas Utilities)	70
54,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	146
46,000	China State Construction International Holdings Ltd. (Construction & Engineering)	68
27,000	China Taiping Insurance Holdings Co. Ltd. (Insurance)(a)	59
876,000	China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	1,309
46,000	CITIC Pacific Ltd. (Industrial Conglomerates)	77
174,675	CLP Holdings Ltd. (Electric Utilities)	1,402
1,315,382	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	2,257
34,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	28
164,000	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)	62
46,000	Far East Horizon Ltd. (Diversified Financial Services)	41
48,500	Fosun International Ltd. (Metals & Mining)	58
114,000	Franshion Properties China Ltd. (Real Estate Management & Development)	28
74,000	Guangdong Investment Ltd. (Water Utilities)	86
28,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	29
30,000	Haier Electronics Group Co. Ltd. (Household Durables)	79
422,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	1,201
74,445	Hang Seng Bank Ltd. (Banks)	1,195
20,500	Hengan International Group Co. Ltd. (Personal Products)	202
1,536,680	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	1,856
87,000	Hysan Development Co. (Real Estate Management & Development)	402
126,500	Kerry Properties Ltd. (Real Estate Management & Development)	425
174,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	259
348,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	395
13,700	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	360
185,000	MTR Corp. Ltd. (Road & Rail)	724
993,000	New World Development Co. Ltd. (Real Estate Management & Development)	1,156
800,000	PCCW Ltd. (Diversified Telecommunication Services)	503
66,000	Poly Property Group Co. Ltd. (Real Estate Management & Development)	25
137,047	Power Assets Holdings Ltd. (Electric Utilities)	1,212
470,000	Sands China Ltd. (Hotels, Restaurants & Leisure)(b)	2,452
15,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	44
88,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	88
479,854	Sino Land Co. Ltd. (Real Estate Management & Development)	742
100,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	53
1,135,194	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	2,164
311,256	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	4,413
153,450	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	1,976
124,804	The Bank of East Asia Ltd. (Banks)	506
727,067	The Link Real Estate Investment Trust (Real Estate Investment Trusts)	4,190
365,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	2,594
54,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	142
19,200	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	61
35,000	Yingde Gases Group Co. Ltd. (Chemicals)	33
166,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	30
		60,983
	Hungary — 0.01%
859	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	42
6,307	OTP Bank Nyrt PLC (Banks)	107
4,016	Richter Gedeon Nyrt (Pharmaceuticals)	63
		212
	India — 0.08%
20,900	Infosys Ltd. - Sponsored ADR (IT Services)	1,264

	Indonesia — 0.19%
124,800	Media Nusantara Citra (Media)	33
356,700	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	35
11,700	PT Astra Agro Lestari Tbk (Food Products)	22
561,600	PT Astra International Tbk (Automobiles)	325
341,500	PT Bank Central Asia Tbk (Banks)	366

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
103,900	PT Bank Danamon Indonesia Tbk (Banks)	$33
258,800	PT Bank Mandiri Tbk (Banks)	214
194,400	PT Bank Negara Indonesia Persero Tbk (Banks)	88
308,600	PT Bank Rakyat Indonesia Persero Tbk (Banks)	264
206,500	PT Bumi Serpong Damai (Real Estate Management & Development)	26
218,400	PT Charoen Pokphand Indonesia Tbk (Food Products)	76
210,300	PT Global MediaCom Tbk (Media)(a)	34
14,000	PT Gudang Garam Tbk (Tobacco)	65
11,900	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	25
37,800	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	67
34,100	PT Indofood CBP Sukses Makmur Tbk (Food Products)	32
130,600	PT Indofood Sukses Makmur Tbk (Food Products)	75
40,800	PT Jasa Marga Persero Tbk (Transportation Infrastructure)	22
668,300	PT Kalbe Farma Tbk (Pharmaceuticals)	93
590,300	PT Lippo Karawaci Tbk (Real Estate Management & Development)	46
44,500	PT Matahari Department Store Tbk (Multiline Retail)	59
299,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	148
78,900	PT Semen Gresik (Persero) Tbk (Construction Materials)	100
128,800	PT Surya Citra Media Tbk (Media)	40
24,700	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	27
1,339,600	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	321
55,400	PT Tower Bersama Infrastructure Tbk (Wireless Telecommunication Services)	36
40,300	PT Unilever Indonesia Tbk (Household Products)	105
42,800	PT United Tractors Tbk (Machinery)	70
80,800	PT XL Axiata Tbk (Diversified Telecommunication Services)	41
		2,888
	Ireland — 0.62%
1,917,950	Bank of Ireland (Banks)(a)	753
45,953	Covidien PLC (Health Care Equipment & Supplies)	3,975
51,635	CRH PLC (Construction Materials)	1,180
94,908	CRH PLC (Construction Materials)	2,171
31,841	Glanbia PLC (Food Products)	460
15,157	Ryanair Holdings PLC - Sponsored ADR (Airlines)(a)	855
		9,394
	Israel — 0.36%
262,248	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)^	453
1,181	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	447
129,981	Israel Chemicals Ltd. (Chemicals)	935
67,839	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	3,662
		5,497
	Italy — 0.87%
24,463	Assicurazioni Generali SpA (Insurance)	515
43,157	Atlantia SpA (Transportation Infrastructure)	1,066
214,042	Enel SpA (Electric Utilities)	1,136
359,359	Eni SpA (Oil, Gas & Consumable Fuels)	8,563
214,240	Intesa Sanpaolo SpA (Banks)	651
117,563	Intesa Sanpaolo SpA (Banks)	315
65,965	Snam Rete Gas SpA (Gas Utilities)	365
365,742	Telecom Italia SpA (Diversified Telecommunication Services)	325
49,383	Terna - Rete Elettrica Nationale SpA (Electric Utilities)	248
		13,184
	Japan — 18.21%
130,975	Aeon Co. Ltd. (Food & Staples Retailing)	1,304
5,600	Aeon Credit Service Co. Ltd. (Consumer Finance)	120
41,668	Aisin Seiki Co. Ltd. (Auto Components)	1,503
40,000	Ajinomoto Co., Inc. (Food Products)	666
56,000	Aozora Bank Ltd. (Banks)	189
220,851	Asahi Glass Co. Ltd. (Building Products)	1,198
271,577	Asahi Kasei Corp. (Chemicals)	2,205
490,400	Astellas Pharma, Inc. (Pharmaceuticals)	7,303
15,751	Benesse Holdings, Inc. (Diversified Consumer Services)	517
134,500	Bridgestone Corp. (Auto Components)	4,442
248,813	Canon, Inc. (Technology Hardware, Storage & Peripherals)	8,101
124,592	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	1,249
41,326	Daihatsu Motor Co. Ltd. (Automobiles)	656
146,002	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	2,291
7,004	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	827
61,200	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	1,098
151,100	Denso Corp. (Auto Components)	6,965
3,000	East Japan Railway Co. (Road & Rail)	225
54,830	Eisai Co. Ltd. (Pharmaceuticals)^	2,218
6,100	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	199
21,800	EXEDY Corp. (Auto Components)	552

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
12,943	FamilyMart Co. Ltd. (Food & Staples Retailing)	$494
11,600	Fanuc Ltd. (Machinery)	2,096
39,000	Fukuoka Financial Group, Inc. (Banks)	186
55,900	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	2,656
23,118	Hitachi Chemical Co. Ltd. (Chemicals)	411
513,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	3,918
8,400	Hokuriku Electric Power Co. (Electric Utilities)	110
341,143	Honda Motor Co. Ltd. (Automobiles)	11,821
93,722	HOYA Corp. (Electronic Equipment, Instruments & Components)	3,149
18,400	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	391
907,000	IHI Corp. (Machinery)	4,698
336,290	ITOCHU Corp. (Trading Companies & Distributors)	4,109
5,677	ITOCHU Techno-Solutions Corp. (IT Services)	239
24,600	Japan Airlines Co. Ltd. (Airlines)	673
79	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts)	285
117	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	602
232	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	468
248,403	Japan Tobacco, Inc. (Tobacco)	8,080
64,000	JGC Corp. (Construction & Engineering)	1,747
126,755	JS Group Corp. (Building Products)	2,708
38,917	JSR Corp. (Chemicals)	679
496,624	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,288
88,000	Kakaku.com, Inc. (Internet Software & Services)	1,250
61,398	Kaneka Corp. (Chemicals)	343
184,000	Kawasaki Heavy Industries Ltd. (Machinery)	735
182,548	KDDI Corp. (Wireless Telecommunication Services)	10,975
10,420	Keyence Corp. (Electronic Equipment, Instruments & Components)	4,528
188,148	Kirin Holdings Co. Ltd. (Beverages)	2,499
268,300	Komatsu Ltd. (Machinery)	6,206
270,000	Kubota Corp. (Machinery)	4,266
73,126	Kuraray Co. Ltd. (Chemicals)	858
24,400	Kurita Water Industries Ltd. (Machinery)	544
51,147	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	627
13,933	Lawson, Inc. (Food & Staples Retailing)	975
463,886	Marubeni Corp. (Trading Companies & Distributors)	3,176
10,223	Maruichi Steel Tube Ltd. (Metals & Mining)	251
279,700	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,376
338,758	Mitsubishi Corp. (Trading Companies & Distributors)	6,938
48,450	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	711
911,889	Mitsubishi UFJ Financial Group, Inc. (Banks)	5,157
382,695	Mitsui & Co. Ltd. (Trading Companies & Distributors)	6,036
1,247,597	Mizuho Financial Group, Inc. (Banks)	2,229
25,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	550
13,600	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,547
168,167	NGK Insulators Ltd. (Machinery)	4,006
32,300	NHK Spring Co. Ltd. (Auto Components)	317
216,900	Nikon Corp. (Household Durables)^	3,135
6,200	Nintendo Co. Ltd. (Software)	675
144	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	757
175,003	Nippon Express Co. Ltd. (Road & Rail)	733
12,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	270
135	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	314
46,922	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	2,919
669,221	Nissan Motor Co. Ltd. (Automobiles)	6,524
18,247	NKSJ Holdings, Inc. (Insurance)	443
12,500	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	215
55,000	NSK Ltd. (Machinery)	783
164,400	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	2,744
172,005	Oji Paper Co. Ltd. (Paper & Forest Products)	651
125,800	Olympus Corp. (Health Care Equipment & Supplies)(a)	4,514
39,293	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	3,490
30,600	Oracle Corp. Japan (Software)	1,194
100,523	Osaka Gas Co. Ltd. (Gas Utilities)	404
79,719	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	2,748
21,300	Park24 Co. Ltd. (Commercial Services & Supplies)	340
112,581	Resona Holdings, Inc. (Banks)	635
9,200	Rinnai Corp. (Household Durables)	764
13,900	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals)	186
9,100	Ryohin Keikaku Co. (Multiline Retail)	1,085
11,667	Sankyo Co. Ltd. (Leisure Products)	418
89,543	Sekisui Chemical Co. Ltd. (Household Durables)	1,027
117,361	Sekisui House Ltd. (Household Durables)	1,383
36,404	Seven Bank Ltd. (Banks)	148
3,100	Shimano, Inc. (Leisure Products)	377
42,400	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,771
64,514	Shionogi & Co. Ltd. (Pharmaceuticals)	1,480

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
39,800	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	$380
3,500	SMC Corp. (Machinery)	965
95,549	SoftBank Corp. (Wireless Telecommunication Services)	6,700
300,000	Sumitomo Chemical Co. Ltd. (Chemicals)	1,070
246,503	Sumitomo Corp. (Trading Companies & Distributors)	2,721
106,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	1,493
180,029	Sumitomo Mitsui Financial Group, Inc. (Banks)	7,341
289,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,203
36,969	Sumitomo Rubber Industries Ltd. (Auto Components)	526
21,100	Sysmex Corp. (Health Care Equipment & Supplies)	849
173,411	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	7,541
72,250	The Bank of Yokohama Ltd. (Banks)	397
43,000	The Yokohama Rubber Co. Ltd. (Auto Components)	372
37,436	Tokio Marine Holdings, Inc. (Insurance)	1,161
61,020	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	534
121,911	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	876
808,000	Toshiba Corp. (Industrial Conglomerates)	3,745
14,519	Toyoda Gosei Co. Ltd. (Auto Components)	283
417,441	Toyota Motor Corp. (Automobiles)	24,604
43,200	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,053
57,200	Trend Micro, Inc. (Software)	1,935
26,100	Unicharm Corp. (Household Products)	595
244	United Urban Investment Corp. (Real Estate Investment Trusts)	374
47,290	USS Co. Ltd. (Specialty Retail)	724
36,977	West Japan Railway Co. (Road & Rail)	1,655
439,100	Yahoo Japan Corp. (Internet Software & Services)	1,670
10,500	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	195
		275,825
	Jersey — 0.42%
412,793	Glencore International PLC (Metals & Mining)	2,296
24,510	Wolseley PLC (Trading Companies & Distributors)	1,288
137,534	WPP PLC (Media)	2,765
		6,349
	Luxembourg — 0.47%
65,123	GAGFAH SA (Real Estate Management & Development)(a)	1,213
6,600	RTL Group (Media)	566
156,238	SES - FDR, Class - A (Media)	5,401
		7,180
	Malaysia — 0.28%
40,200	Airasia Berhad (Airlines)	31
30,000	Alliance Financial Group Berhad (Banks)	46
48,300	AMMB Holdings Berhad (Banks)	101
46,300	Astro Malaysia Holdings Berhad (Media)	47
70,200	Axiata Group Berhad (Wireless Telecommunication Services)	150
21,897	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	26
3,800	British American Tobacco Malaysia Berhad (Tobacco)	82
37,350	Bumi Armada Berhad (Energy Equipment & Services)	22
137,500	CIMB Group Holdings Berhad (Banks)	295
92,736	Dialog Group Berhad (Construction & Engineering)	49
89,200	DiGi.com Berhad (Wireless Telecommunication Services)	159
40,100	Felda Global Ventures Holdings Berhad (Food Products)	43
40,000	Gamuda Berhad (Construction & Engineering)	59
59,500	Genting Berhad (Hotels, Restaurants & Leisure)	172
85,400	Genting Malaysia Berhad (Hotels, Restaurants & Leisure)	109
7,800	Genting Plantations Berhad (Food Products)	24
17,000	Hong Leong Bank Berhad (Banks)	76
6,900	Hong Leong Financial Group Berhad (Banks)	37
67,200	Ihh Healthcare Berhad (Health Care Providers & Services)	104
32,400	IJM Corp. Berhad (Construction & Engineering)	63
85,500	IOI Corp. Berhad (Food Products)	125
39,800	IOI Properties Group Berhad (Real Estate Management & Development)	32
13,800	Kuala Lumpur Kepong Berhad (Food Products)	89
11,600	Lafarge Malayan Cement Berhad (Construction Materials)	36
122,900	Malayan Banking Berhad (Banks)	373
16,400	Malaysia Airports holdings Berhad (Transportation Infrastructure)	37
55,600	Maxis Berhad (Wireless Telecommunication Services)	110
31,700	MISC Berhad (Marine)	65
19,000	MMC Corp. Berhad (Industrial Conglomerates)	14
76,600	Petronas Chemicals Group Berhad (Chemicals)	146
7,000	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	43
16,100	Petronas Gas Berhad (Gas Utilities)	113
13,300	PPB Group Berhad (Food Products)	58
69,300	Public Bank Berhad (Banks)	399

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
16,600	RHB Capital Berhad (Banks)	$45
97,700	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	122
74,100	Sime Darby Berhad (Industrial Conglomerates)	207
29,200	Telekom Malaysia Berhad (Diversified Telecommunication Services)	59
79,500	Tenega Nasional Berhad (Electric Utilities)	300
49,300	UEM Sunrise Berhad (Real Estate Management & Development)	27
16,100	UMW Holdings Berhad (Automobiles)	60
128,000	YTL Corp. Berhad (Multi-Utilities)	65
49,200	YTL Power International Berhad (Multi-Utilities)(a)	25
		4,245
	Malta — 0.00%
8,581	Brait SE (Diversified Financial Services)	55

	Mexico — 0.57%
78,900	Alfa SAB de CV, Class - A (Industrial Conglomerates)	271
951,000	America Movil SAB de CV (Wireless Telecommunication Services)	1,199
9,700	Arca Continental SAB de CV (Beverages)	67
327,564	Cemex SAB de CV (Construction Materials)(a)	427
15,800	Cemex SAB de CV - Sponsored ADR (Construction Materials)(a)	206
12,300	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	124
33,200	Compartamos SAB de CV (Consumer Finance)	71
12,400	Controladora Comercial Mexicana SAB de CV (Food & Staples Retailing)	46
5,400	El Puerto de Liverpool SAB de CV, Class - C1 (Multiline Retail)(a)	62
57,900	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)	190
54,300	Fomento Economico Mexicano SAB de CV (Beverages)	499
24,200	Genomma Lab Internacional SAB de CV, B Shares (Pharmaceuticals)(a)	58
1,100	Gruma, SAB de CV, Class - B (Food Products)(a)	12
9,100	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)	61
6,200	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)	80
45,900	Grupo Bimbo SAB de CV (Food Products)	133
16,100	Grupo Carso SAB de CV, Series A1 (Industrial Conglomerates)	94
10,900	Grupo Comercial Chedraui SAB de CV (Food & Staples Retailing)	38
69,300	Grupo Financiero Banorte SAB de CV (Banks)	443
64,600	Grupo Financiero Inbursa SAB de CV, Class - O (Banks)	185
49,700	Grupo Financiero Santander Mexico SAB de CV, B Shares (Banks)(a)	135
4,400	Grupo Lala SAB de CV (Food Products)	11
107,300	Grupo Mexico SAB de CV, Series B (Metals & Mining)	361
76,170	Grupo Televisa SA, ADR (Media)	2,582
72,200	Grupo Televisa SAB de CV (Media)	490
4,115	Industrias Penoles SAB de CV (Metals & Mining)	94
42,800	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	101
26,900	Mexichem SAB de CV (Chemicals)	112
19,800	Minera Frisco SAB de CV, Class - A1 (Metals & Mining)(a)	36
17,300	Ohl Mexico SAB de CV (Transportation Infrastructure)(a)	47
7,200	Promotora y Operadora de Infraestructura SAB de CV (Construction & Engineering)(a)	99
147,500	Wal-Mart de Mexico SAB de CV, Series V (Food & Staples Retailing)	372
		8,706
	Netherlands — 3.70%
39,301	AEGON NV (Insurance)	324
100,787	Akzo Nobel NV (Chemicals)	6,905
102,451	ASML Holding NV (Semiconductors & Semiconductor Equipment)	10,198
8,061	ASML Holding NV, NYS (Semiconductors & Semiconductor Equipment)	797
2,367	Corio NV (Real Estate Investment Trusts)	116
4,811	Delta Lloyd NV (Insurance)	116
17,698	European Aeronautic Defence & Space Co. (Aerospace & Defense)	1,114
14,373	Fugro NV (Energy Equipment & Services)	435
33,372	Gemalto NV (Software)^	3,063
32,000	ING Groep NV (Banks)(a)	457
85,853	Koninklijke Ahold NV (Food & Staples Retailing)	1,390
6,661	Koninklijke Boskalis Westminster NV (Construction & Engineering)	375
61,980	Koninklijke DSM NV (Chemicals)	3,824
102,880	Koninklijke Philips Electronics NV (Industrial Conglomerates)	3,283
280,294	Reed Elsevier NV (Media)	6,361
325,849	TNT NV (Air Freight & Logistics)(a)	1,408
279,743	Unilever NV (Food Products)	11,139
26,030	Wolters Kluwer NV (Media)	694
44,100	Yandex NV (Internet Software & Services)(a)	1,226
59,847	Ziggo NV (Diversified Telecommunication Services)(b)	2,803
		56,028

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	New Zealand — 0.07%
58,036	Auckland International Airport Ltd. (Transportation Infrastructure)	$174
156,000	Infratil Ltd. (Electric Utilities)	345
204,253	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	473
		992
	Norway — 0.62%
18,255	DNB ASA (Banks)	342
8,921	Gjensidige Forsikring ASA (Insurance)	189
137,217	Orkla ASA (Food Products)	1,241
199,351	Statoil ASA (Oil, Gas & Consumable Fuels)	5,439
43,551	Telenor ASA (Diversified Telecommunication Services)	956
23,476	Yara International ASA (Chemicals)	1,179
		9,346
	Papua New Guinea — 0.18%
343,534	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	2,683

	Peru — 0.02%
5,500	Compania de Minas Buenaventura SA - Sponsored ADR (Metals & Mining)	64
1,900	Credicorp Ltd. (Banks)	291
		355
	Philippines — 0.09%
56,900	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	68
38,300	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	35
60,300	Alliance Global Group, Inc. (Industrial Conglomerates)	35
4,690	Ayala Corp. (Diversified Financial Services)	78
194,900	Ayala Land, Inc. (Real Estate Management & Development)	151
22,490	Bank of the Philippine Islands (Banks)	49
49,130	BDO Unibank, Inc. (Banks)	107
23,160	DMCI Holdings, Inc. (Industrial Conglomerates)	41
248,700	Energy Development Corp. (Independent Power and Renewable Electricity Producers)	45
1,060	Globe Telecom, Inc. (Wireless Telecommunication Services)	38
15,140	International Container Terminal Services, Inc. (Transportation Infrastructure)	37
70,900	JG Summit Holdings, Inc. (Industrial Conglomerates)	91
12,380	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	54
346,000	Megaworld Corp. (Real Estate Management & Development)	39
324,000	Metro Pacific Investments Corp. (Diversified Financial Services)	35
8,780	Metropolitan Bank & Trust Co. (Banks)	17
2,265	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	157
4,130	SM Investments Corp. (Industrial Conglomerates)	74
176,200	SM Prime Holdings, Inc. (Real Estate Management & Development)	69
25,390	Universal Robina Corp. (Food Products)	106
		1,326
	Poland — 0.12%
1,346	Alior Bank SA (Banks)(a)	35
971	Bank Handlowy w Warszawie SA (Banks)	37
13,300	Bank Millennium SA (Banks)	35
3,628	Bank Pekao SA (Banks)	212
819	Bank Zachodni WBK SA (Banks)	98
5,459	Cyfrowy Polsat SA (Media)	46
6,568	Enea SA (Electric Utilities)	32
1,800	Energa SA (Electric Utilities)	13
1,813	Eurocash SA (Food & Staples Retailing)	18
47,826	Getin Nobel Bank SA (Banks)(a)	41
1,261	Grupa Azoty SA (Chemicals)	24
2,309	Grupa Lotos SA (Oil, Gas & Consumable Fuels)(a)	20
1,275	Jastrzebska Spolka Weglowa SA (Metals & Mining)(a)	12
3,832	KGHM Polska Miedz SA (Metals & Mining)	147
16	LPP SA (Textiles, Apparel & Luxury Goods)	48
439	mBank (Banks)	65
21,551	PGE SA (Electric Utilities)	137
8,827	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	110
52,480	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	80
24,137	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	288
1,552	Powszechny Zaklad Ubezpieczen SA (Insurance)	226
16,485	Synthos SA (Chemicals)	23
32,573	Tauron Polska Energia SA (Electric Utilities)	53
19,720	Telekomunikacja Polska SA (Diversified Telecommunication Services)	69
		1,869
	Portugal — 0.18%
626,807	EDP - Energias de Portugal SA (Electric Utilities)	2,735

	Qatar — 0.04%
2,648	Barwa Real Estate Co. (Real Estate Management & Development)	29
896	Doha Bank Qsc (Banks)	14
1,747	Industries Qatar Q.S.C. (Industrial Conglomerates)	89
10,143	Masraf Al Rayan (Banks)	156

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Qatar (continued)
2,222	Ooredoo Qsc (Diversified Telecommunication Services)	$81
760	Qatar Electricity & Water Co. (Multi-Utilities)	40
1,950	Qatar Islamic Bank (Banks)	60
2,500	Qatar National Bank (Banks)	139
920	The Commercial Bank of Qatar QSC (Banks)	18
9,533	Vodafone Qatar (Wireless Telecommunication Services)	55
		681
	Russia — 0.37%
12,400	ALROSA AO (Metals & Mining)	11
3,371,000	Federal Hydrogenerating Co. (Electric Utilities)	60
328,207	Gazprom OAO (Oil, Gas & Consumable Fuels)	1,143
14,194	LUKOIL OAO (Oil, Gas & Consumable Fuels)	723
9,745	LUKOIL OAO - Sponsored ADR (Oil, Gas & Consumable Fuels)	496
7,277	Magnit OJSC - Sponsored GDR, Registered Shares (Food & Staples Retailing)	420
2,606	MegaFon OAO - Sponsored GDR (Wireless Telecommunication Services)	66
1,571	Mining and Metallurgical Co. Norilsk Nickel OJSC (Metals & Mining)	291
14,600	Mobile TeleSystems OJSC - Sponsored ADR (Wireless Telecommunication Services)	219
2,542	NovaTek OAO - Sponsored GDR, Registered Shares (Oil, Gas & Consumable Fuels)	265
33,780	Rosneft Oil (Oil, Gas & Consumable Fuels)	198
8,300	Rostelecom OJSC (Diversified Telecommunication Services)	22
300,330	Sberbank of Russia (Banks)	574
45,432	Sberbank of Russia - Sponsored ADR (Banks)	357
6,830	Severstal (Metals & Mining)	68
3,825	Sistema JSFC - Registered, GDR (Wireless Telecommunication Services)	26
208,800	Surgutneftegas (Oil, Gas & Consumable Fuels)	137
39,860	Tatneft, Class - S (Oil, Gas & Consumable Fuels)	234
37,470	Uralkali OJSC (Chemicals)	132
146,650,000	VTB Bank OJSC (Banks)	141
		5,583
	Singapore — 1.37%
303,000	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	535
303,624	CapitaCommercial Trust (Real Estate Investment Trusts)	380
374,000	CapitaMall Trust (Real Estate Investment Trusts)	559
185,977	DBS Group Holdings Ltd. (Banks)	2,686
1,556,429	Hutchison Port Holdings Trust (Transportation Infrastructure)	1,090
391,480	Keppel Corp. Ltd. (Industrial Conglomerates)	3,223
104,000	Keppel Land Ltd. (Real Estate Management & Development)	285
266,608	Olam International Ltd. (Food & Staples Retailing)	491
197,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	1,504
288,000	SembCorp Industries Ltd. (Industrial Conglomerates)	1,170
411,000	SembCorp Marine Ltd. (Machinery)^	1,205
65,601	Singapore Exchange Ltd. (Diversified Financial Services)	372
434,895	Singapore Press Holdings Ltd. (Media)^	1,432
215,000	Singapore Tech Engineering (Aerospace & Defense)	615
1,549,480	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	4,618
581,443	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	538
		20,703
	South Africa — 0.58%
43,895	African Bank Investments Ltd. (Diversified Financial Services)	—
3,271	African Rainbow Minerals Ltd. (Metals & Mining)	42
1,722	Anglo Platinum Ltd. (Metals & Mining)(a)	56
11,265	AngloGold Ashanti Ltd. (Metals & Mining)(a)	137
8,279	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	247
1,027	Assore Ltd. (Metals & Mining)	20
9,306	Barclays Africa Group Ltd. (Banks)	127
5,507	Barloworld Ltd. (Trading Companies & Distributors)	45
8,357	Bidvest Group Ltd. (Industrial Conglomerates)	212
5,249	Coronation Fund Managers Ltd. (Capital Markets)	45
8,906	Discovery Ltd. (Insurance)	78
3,474	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	40
85,358	FirstRand Ltd. (Diversified Financial Services)	326
23,078	Gold Fields Ltd. (Metals & Mining)	91
55,514	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	121
11,776	Harmony Gold Mining Co. Ltd. (Metals & Mining)(a)	26
14,854	Impala Platinum Holdings Ltd. (Metals & Mining)	114
5,145	Imperial Holdings Ltd. (Distributors)	79

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
6,725	Investec Ltd. (Capital Markets)	$57
1,805	Kumba Iron Ore Ltd. (Metals & Mining)	43
3,592	Liberty Holdings Ltd. (Insurance)	39
27,750	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	110
2,604	Massmart Holdings Ltd. (Food & Staples Retailing)	28
11,339	Mediclinic International Ltd. (Health Care Providers & Services)	93
28,315	MMI Holdings Ltd. (Insurance)	66
15,582	Mr. Price Group Ltd. (Specialty Retail)	294
46,629	MTN Group Ltd. (Wireless Telecommunication Services)	986
15,024	Nampak Ltd. (Containers & Packaging)	55
13,254	Naspers Ltd. (Media)	1,464
5,585	Nedbank Group Ltd. (Banks)	108
29,026	Netcare Ltd. (Health Care Providers & Services)	81
9,683	Northam Platinum Ltd. (Metals & Mining)(a)	32
6,007	Pick n Pay Stores Ltd. (Food & Staples Retailing)	28
13,295	PPC Ltd. (Construction Materials)	35
79,858	Redefine Properties Ltd. (Real Estate Management & Development)	69
13,249	Remgro Ltd. (Diversified Financial Services)	268
20,460	RMB Holdings Ltd. (Diversified Financial Services)	103
17,162	RMI Holdings Ltd. (Insurance)	54
4,340	Samsung Heavy Industries Co. Ltd. (Machinery)	104
49,668	Sanlam Ltd. (Insurance)	287
14,462	Sappi Ltd. (Paper & Forest Products)(a)	57
15,246	Sasol Ltd. (Oil, Gas & Consumable Fuels)	829
37,253	Shoprite Holdings Ltd. (Food & Staples Retailing)	463
33,405	Standard Bank Group Ltd. (Banks)	388
56,723	Steinhoff International Holdings Ltd. (Household Durables)	272
5,896	The Foschini Group Ltd. (Specialty Retail)	61
4,499	The Spar Group Ltd. (Food & Staples Retailing)	50
4,444	Tiger Brands Ltd. (Food Products)	124
10,682	Truworths International Ltd. (Specialty Retail)	64
10,004	Vodacom Group Ltd. (Wireless Telecommunication Services)	115
25,278	Woolworths Holdings Ltd. (Multiline Retail)	157
		8,790
	South Korea — 1.97%
94	Amorepacific Corp. (Personal Products)	213
83	Amorepacific Group (Personal Products)	92
4,940	BS Financial Group, Inc. (Banks)	79
1,843	Celltrion, Inc. (Pharmaceuticals)(a)	86
2,220	Cheil Worldwide, Inc. (Media)(a)	47
211	CJ Cheiljedang Corp. (Food Products)	77
374	CJ Corp. (Industrial Conglomerates)	62
1,590	Coway Co. Ltd. (Household Durables)	127
815	Daelim Industrial Co. Ltd. (Construction & Engineering)	58
3,090	Daewoo Engineering & Construction Co. Ltd. (Construction & Engineering)(a)	22
1,370	Daewoo International Corp. (Trading Companies & Distributors)	49
5,070	Daewoo Securities Co. Ltd. (Capital Markets)(a)	52
2,810	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)	54
3,750	DGB Financial Group, Inc. (Banks)	60
1,260	Dongbu Insurance Co. Ltd. (Insurance)	71
180	Doosan Corp. (Industrial Conglomerates)	18
1,410	Doosan Heavy Industries & Construction Co. Ltd. (Construction & Engineering)	35
3,320	Doosan Infracore Co. Ltd. (Machinery)(a)	35
576	E-Mart Co. Ltd. (Food & Staples Retailing)	126
1,415	GS Engineering & Construction Corp. (Construction & Engineering)(a)	49
1,324	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	51
1,110	Halla Climate Control Corp. (Auto Components)	54
7,940	Hana Financial Group, Inc. (Banks)	290
2,008	Hankook Tire Co. Ltd. (Auto Components)	98
2,680	Hanwha Chemical Corp. (Chemicals)	35
1,430	Hanwha Corp. (Chemicals)	40
439	Honam Petrochemical Corp. (Chemicals)	58
609	Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	69
15,740	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)(a)	698
627	Hyosung Corp. (Chemicals)	45
451	Hyundai Department Store (Multiline Retail)	69
1,690	Hyundai Development Co. (Construction & Engineering)	69
1,892	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	109
374	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	114
1,160	Hyundai Heavy Industries Co. Ltd. (Machinery)	152
1,900	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	52
2,100	Hyundai Merchant Marine Co. Ltd. (Marine)(a)	19
318	Hyundai Mipo Dockyard Co. (Machinery)	37
10,110	Hyundai Mobis Co. Ltd. (Auto Components)	2,462

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
16,848	Hyundai Motor Co. Ltd. (Automobiles)	$3,042
1,918	Hyundai Steel Co. (Metals & Mining)	135
464	Hyundai Wia Corp. (Auto Components)	95
5,950	Industrial Bank of Korea (Banks)	90
910	Jinro Ltd. (Beverages)	20
2,770	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	94
10,750	KB Financial Group, Inc. (Banks)	393
135	KCC Corp. (Building Products)	92
7,307	Kia Motors Corp. (Automobiles)	372
1,180	Korea Aerospace Industries Ltd. (Aerospace & Defense)	46
7,160	Korea Electric Power Corp. (Electric Utilities)	327
867	Korea Gas Corp. (Gas Utilities)(a)	45
990	Korea Investment Holdings Co. Ltd. (Capital Markets)	52
307	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	20
6,430	Korea Life Insurance Co. Ltd. (Insurance)	43
249	Korea Zinc Co. Ltd. (Metals & Mining)	92
900	Korean Air Lines Co. Ltd. (Airlines)(a)	31
1,680	KT Corp. (Diversified Telecommunication Services)	55
34,389	KT&G Corp. (Tobacco)	3,080
1,290	LG Chem Ltd. (Chemicals)	312
2,656	LG Corp. (Industrial Conglomerates)	193
6,520	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)(a)	211
2,944	LG Electronics, Inc. (Household Durables)	183
877	LG Household & Health Care Ltd. (Household Products)	421
362	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)(a)	39
5,540	LG UPlus Corp. (Diversified Telecommunication Services)	64
21	Lotte Confectionery Co. Ltd. (Food Products)	43
325	Lotte Shopping Co. Ltd. (Multiline Retail)	97
425	LS Corp. (Electrical Equipment)	27
491	LS Industrial Systems Co. Ltd. (Electrical Equipment)	27
770	Mirae Asset Securities Co. Ltd. (Capital Markets)	32
1,431	Naver Corp. (Internet Software & Services)	1,095
459	NCsoft Corp. (Software)	59
435	OCI Co. Ltd. (Chemicals)(a)	54
491	Orion Corp. (Food Products)	408
308	Paradise Co. Ltd. (Hotels, Restaurants & Leisure)	10
1,819	POSCO (Metals & Mining)	566
498	S1 Corp. (Commercial Services & Supplies)	38
3,479	Samsung C&T Corp. (Trading Companies & Distributors)	249
890	Samsung Card Co. Ltd. (Consumer Finance)	44
1,598	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	75
4,653	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,222
740	Samsung Engineering Co. Ltd. (Construction & Engineering)(a)	42
927	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	249
1,698	Samsung Life Insurance Co. Ltd. (Insurance)	171
1,485	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	172
1,570	Samsung Securities Co. Ltd. (Capital Markets)	66
904	Samsung Techwin Co. Ltd. (Industrial Conglomerates)	30
11,850	Shinhan Financial Group Co. Ltd. (Banks)	545
215	Shinsegae Co. Ltd. (Multiline Retail)	45
588	SK C&C Co. Ltd. (IT Services)	135
715	SK Holdings Co. Ltd. (Industrial Conglomerates)	128
1,665	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	127
2,630	SK Networks Co. Ltd. (Trading Companies & Distributors)(a)	26
16,126	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	4,432
1,131	S-Oil Corp. (Oil, Gas & Consumable Fuels)	46
8,243	Woori Finance Holdings Co. Ltd. (Banks)(a)	102
3,690	Woori Investment & Securities Co. Ltd. (Capital Markets)	41
229	Yuhan Corp. (Pharmaceuticals)	40
		29,923
	Spain — 2.48%
76,029	Abertis Infraestructuras SA (Transportation Infrastructure)	1,502
32,977	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	1,267
277,962	Banco Bilbao Vizcaya SA (Banks)	3,353
1,010,809	Banco Santander SA (Banks)	9,716
228,104	CaixaBank SA (Banks)	1,389
4,918	Cemex Latam Holdings SA (Construction Materials)(a)	44
51,080	Corporacion Mapfre (Insurance)	181
9,072	Enagas (Gas Utilities)	292
146,111	Ferrovial SA (Construction & Engineering)	2,833
16,565	Gas Natural SDG SA (Gas Utilities)	488

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
23,955	Grifols SA (Biotechnology)	$981
7,600	Grifols SA, Class - B (Biotechnology)	271
21,427	Grifols SA, ADR (Biotechnology)	753
227,481	Iberdrola SA (Electric Utilities)	1,629
25,751	Industria de Diseno Textil SA (Textiles, Apparel & Luxury Goods)	711
5,098	Red Electrica Corporacion SA (Electric Utilities)	441
167,608	Repsol YPF SA (Oil, Gas & Consumable Fuels)	3,979
30,596	Tecnicas Reunidas SA (Energy Equipment & Services)	1,622
392,434	Telefonica SA (Diversified Telecommunication Services)	6,074
		37,526
	Sweden — 2.48%
52,574	Assa Abloy AB, Class - B (Building Products)	2,716
141,560	Electrolux AB, Series B (Household Durables)	3,746
10,126	Industrivarden AB, C Shares (Diversified Financial Services)	177
233,624	Nordea Bank AB (Banks)	3,042
353,849	Sandvik AB (Machinery)	3,993
103,356	Securitas AB, B Shares (Commercial Services & Supplies)	1,148
126,019	Skandinaviska Enskilda Banken AB, Class - A (Banks)	1,684
117,947	Skanska AB, B Shares (Construction & Engineering)	2,441
38,245	Svenska Handelsbanken AB, A Shares (Banks)	1,800
74,957	Swedbank AB, A Shares (Banks)	1,888
52,500	Tele2 AB, B Shares (Wireless Telecommunication Services)	634
910,227	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	11,559
393,961	TeliaSonera AB (Diversified Telecommunication Services)	2,726
		37,554
	Switzerland — 9.74%
622,810	ABB Ltd. - Registered (Electrical Equipment)	14,016
20,312	Actelion Ltd. - Registered (Biotechnology)	2,390
3,684	Baloise Holding AG - Registered (Insurance)	473
92,383	Clariant AG (Chemicals)	1,583
26,023	Compagnie Financiere Richemont SA - Registered (Textiles, Apparel & Luxury Goods)	2,136
59,539	Credit Suisse Group AG - Registered (Capital Markets)	1,651
9,684	DKSH Holding Ltd. (Professional Services)	723
3,407	Givaudan SA - Registered (Chemicals)	5,455
30,404	Holcim Ltd. - Registered (Construction Materials)	2,219
22,710	Julius Baer Group Ltd. (Capital Markets)	1,020
13,680	Kuehne & Nagel International (Marine)	1,728
334,727	Nestle SA (Food Products)	24,635
302,001	Novartis AG - Registered (Pharmaceuticals)	28,523
1,840	Pargesa Holding SA (Diversified Financial Services)	147
5,285	Partners Group Holding AG (Capital Markets)	1,393
122,110	Roche Holding AG - Genusscheine (Pharmaceuticals)	36,218
1,098	SGS SA - Registered (Professional Services)	2,279
7,554	Swiss Prime Site AG - Registered (Real Estate Management & Development)	561
24,228	Swiss Re AG (Insurance)	1,933
5,939	Swisscom AG - Registered (Diversified Telecommunication Services)	3,375
3,386	Syngenta AG - Registered (Chemicals)	1,079
4,869	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	2,316
2,030	The Swatch Group AG - Registered (Textiles, Apparel & Luxury Goods)	178
320,625	UBS AG - Registered (Capital Markets)	5,595
19,968	Zurich Financial Services AG (Insurance)	5,958
		147,584
	Taiwan — 0.87%
75,000	Acer, Inc. (Technology Hardware, Storage & Peripherals)(a)	53
172,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	200
8,796	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	62
57,120	Asia Cement Corp. (Construction Materials)	73
52,000	Asia Pacific Telecom Co. Ltd. (Diversified Telecommunication Services)	30
19,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	181
234,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	99
18,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	167
7,361	Catcher Technology Co. Ltd. - Sponsored GDR, Registered Shares (Technology Hardware, Storage & Peripherals)(a)	342
226,800	Cathay Financial Holding Co. Ltd. (Insurance)	369

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
138,720	Chang Hwa Commercial Bank Ltd. (Banks)	$85
46,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	101
15,075	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	45
52,000	China Airlines Ltd. (Airlines)(a)	17
370,000	China Development Financial Holding Corp. (Banks)	114
64,900	China Life Insurance Co. Ltd. (Insurance)	54
21,000	China Motor Corp. (Automobiles)	19
328,440	China Steel Corp. (Metals & Mining)	281
373,319	Chinatrust Financial Holding Co. Ltd. (Banks)	250
106,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	320
11,000	Clevo Co. (Technology Hardware, Storage & Peripherals)	19
123,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	92
18,000	CTCI Corp. (Construction & Engineering)	31
51,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	322
179,445	E.Sun Financial Holding Co. Ltd. (Banks)	109
5,200	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	47
25,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	47
37,000	EVA Airways Corp. (Airlines)(a)	20
42,000	Evergreen Marine Corp. Ltd. (Marine)(a)	25
27,540	Far Eastern Department Stores Ltd. (Multiline Retail)	27
87,720	Far Eastern New Century Corp. (Industrial Conglomerates)	88
46,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	88
9,000	Farglory Land Development Co. Ltd. (Real Estate Management & Development)	11
215,070	First Financial Holdings Co. Ltd. (Banks)	130
87,000	Formosa Chemicals & Fibre Corp. (Chemicals)	201
1,100	Formosa International Hotels Corp. (Hotels, Restaurants & Leisure)	12
15,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	36
115,000	Formosa Plastics Corp. (Chemicals)	273
23,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	23
25,200	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	62
187,000	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	287
8,000	Giant Manufacturing Co. Ltd. (Leisure Products)	62
1,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	42
13,500	Highwealth Construction Corp. (Real Estate Management & Development)	22
5,150	Hiwin Technologies Corp. (Machinery)	46
347,200	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	1,096
7,000	Hotai Motor Co. Ltd. (Specialty Retail)	95
19,000	HTC Corp. (Technology Hardware, Storage & Peripherals)(a)	82
158,620	Hua Nan Financial Holdings Co. Ltd., Class - C (Banks)	93
222,553	Innolux Corp. (Electronic Equipment, Instruments & Components)	96
35,000	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment)(a)	52
68,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	44
9,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	33
3,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	215
55,275	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	80
39,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	578
262,000	Mega Financial Holding Co. Ltd. (Banks)	215
6,300	Merida Industry Co. Ltd. (Leisure Products)	44
133,000	Nan Ya Plastics Corp. (Chemicals)	291
16,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	79
43,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	79
4,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	28
60,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	67
22,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	40
16,000	President Chain Store Corp. (Food & Staples Retailing)	115
129,320	President Enterprises Corp. (Food Products)	225
72,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	184
13,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	51

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
14,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	$50
19,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	30
15,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	33
6,240	ScinoPharm Taiwan Ltd. (Pharmaceuticals)	13
212,955	Shin Kong Financial Holding Co. Ltd. (Insurance)	65
87,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	119
8,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	39
204,271	SinoPac Financial Holdings Co. Ltd. (Banks)	88
9,810	Standard Foods Corp. (Food Products)	22
38,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	52
226,462	Taishin Financial Holding Co. Ltd. (Banks)	106
118,560	Taiwan Business Bank (Banks)(a)	35
91,000	Taiwan Cement Corp. (Construction Materials)	135
161,700	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	87
18,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	30
27,000	Taiwan Glass Industry Corp. (Building Products)	22
48,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	146
675,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,663
55,000	Teco Electric & Machinery Co. Ltd. (Electrical Equipment)	56
7,000	Tpk Holding Co. Ltd. (Electronic Equipment, Instruments & Components)	42
7,000	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	23
13,650	TSRC Corp. (Chemicals)	16
8,000	U-Ming Marine Transport Corp. (Marine)	12
31,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	23
327,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	135
22,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	32
76,000	Walsin Lihwa Corp. (Electrical Equipment)(a)	25
57,121	Wistron Corp. (Technology Hardware, Storage & Peripherals)	58
43,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	53
33,000	Yang Ming Marine Transport (Marine)(a)	14
241,900	Yuanta Financial Holding Co. Ltd. (Capital Markets)	119
24,000	Yulon Motor Co. Ltd. (Automobiles)	36
		13,245
	Thailand — 0.17%
29,200	Advanced INFO Service Public Co. Ltd. (Wireless Telecommunication Services)	203
12,600	Airports of Thailand Public Co. Ltd. - Foreign Registered Shares (Transportation Infrastructure)	93
15,400	Bangkok Bank Public Co. Ltd. - NVDR (Banks)	97
92,000	Bangkok Dusit Medical Service Public Co. Ltd., Class - F (Health Care Providers & Services)	53
25,500	Banpu Public Co. Ltd. - Foreign Registered Shares (Oil, Gas & Consumable Fuels)	23
29,200	BEC World Public Co. Ltd. - Foreign Registered Shares (Media)	42
175,800	BTS Group Holdings Public Co. Ltd. (Road & Rail)	54
3,200	Bumrungrad Hospital Public Co. Ltd. (Health Care Providers & Services)	13
40,000	Central Pattana Public Co. Ltd. - Foreign Registered Shares (Real Estate Management & Development)	57
81,600	Charoen Pokphand Foods Public Co. Ltd. (Food Products)	76
123,100	CP ALL Public Co. Ltd. (Food & Staples Retailing)	170
17,300	Glow Energy Public Co. Ltd. (Independent Power and Renewable Electricity Producers)	51
105,714	Home Product Center Public Co. Ltd. - Foreign Registered Shares (Specialty Retail)(a)	34
33,200	Indorama Ventures Public Co. Ltd. (Chemicals)	26
248,200	IRPC Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	26
51,300	Kasikornbank Public Co. Ltd. (Banks)	372
107,800	Krung Thai Bank Public Co. Ltd. - Foreign Registered Shares (Banks)	79
49,200	Minor International Public Co. Ltd. - Foreign Registered Shares (Hotels, Restaurants & Leisure)	56

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand (continued)
38,500	PTT Exploration & Production Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	$191
44,800	PTT Global Chemical Public Co. Ltd. (Chemicals)	84
23,800	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	265
43,800	Siam Commercial Bank Public Co. Ltd. (Banks)	246
26,700	Thai Oil Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	42
8,800	The Siam Cement Public Co. Ltd. - NVDR (Construction Materials)	122
436,800	TMB Bank Public Co. Ltd. - Foreign Registered Shares (Banks)	42
161,419	True Corp. Public Co. Ltd. - Foreign Registered Shares (Diversified Telecommunication Services)(a)	59
		2,576
	Turkey — 0.11%
50,180	Akbank TAS (Banks)	164
6,037	Anadolu EFES Biracilik VE Malt Sanayii A/S (Beverages)(a)	70
6,942	Arcelik A/S (Household Durables)	37
5,766	Bim Birlesik Magazalar A/S (Food & Staples Retailing)	121
1,899	Coca-Cola Icecek A/S (Beverages)	41
50,826	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	53
11,745	Enka Insaat ve Sanayi AS (Industrial Conglomerates)	27
42,091	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	78
2,121	Ford Otomotiv Sanayi A/S (Automobiles)(a)	24
23,989	Haci OMER Sabanci Holding (Diversified Financial Services)	101
18,402	KOC Holdings A/S (Industrial Conglomerates)	85
1,298	Koza Altin Isletmeleri A/S (Metals & Mining)	10
5,049	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	41
3,854	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	22
3,307	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	66
16,289	Turk Hava Yollari Anonim Ortakligi (Airlines)(a)	46
12,992	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	34
22,309	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)(a)	117
65,266	Turkiye Garanti Bankasi A/S (Banks)	230
17,024	Turkiye Halk Bankasi A/S (Banks)	102
42,821	Turkiye Is Bankasi A/S, C Shares (Banks)	95
17,675	Turkiye Sise ve Cam Fabrikalari A/S (Industrial Conglomerates)	22
23,039	Turkiye Vakiflar Bankasi TAO, Class - D (Banks)	43
4,274	Ulker Biskuvi Sanayi AS (Food Products)	28
22,134	Yapi ve Kredi Bankasi AS (Banks)	43
		1,700
	United Arab Emirates — 0.04%
45,245	Arabtec Holding Co. (Construction & Engineering)(a)	57
8,412	Dp World Ltd. (Transportation Infrastructure)	175
92,759	Dubai Financial Market (Diversified Financial Services)	85
48,220	Dubai Islamic Bank (Banks)	109
76,094	Emaar Properties PJSC (Real Estate Management & Development)	238
		664
	United Kingdom — 17.63%
229,600	AA PLC (Commercial Services & Supplies)(a)	1,200
10,740	Admiral Group PLC (Insurance)	223
87,880	Antofagasta PLC (Metals & Mining)	1,027
46,500	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	683
266,943	AstraZeneca PLC (Pharmaceuticals)	19,218
309,575	Aviva PLC (Insurance)	2,627
6,427	Babcock Int'l Group PLC (Commercial Services & Supplies)	114
718,992	BAE Systems PLC (Aerospace & Defense)	5,495
283,361	Balfour Beatty PLC (Construction & Engineering)	866
930,087	Barclays PLC (Banks)	3,429
132,484	BG Group PLC (Oil, Gas & Consumable Fuels)	2,448
458,960	BHP Billiton PLC (Metals & Mining)	12,758
1,757,161	BP PLC (Oil, Gas & Consumable Fuels)	12,916
323,978	British American Tobacco PLC (Tobacco)	18,285
97,827	British Land Co. PLC (Real Estate Investment Trusts)	1,114
311,768	BT Group PLC (Diversified Telecommunication Services)	1,918
89,067	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	466
53,271	Carnival PLC (Hotels, Restaurants & Leisure)	2,127
288,632	Centrica PLC (Multi-Utilities)	1,440
61,481	Croda International PLC (Chemicals)	2,046
53,300	CSR PLC (Semiconductors & Semiconductor Equipment)	655
5,360	Diageo PLC (Beverages)	155
57,135	Direct Line Insurance Group (Insurance)	272
23,500	Ensco PLC, ADR (Energy Equipment & Services)	971
31,100	Fidessa Group PLC (Software)	1,155

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
541,168	GlaxoSmithKline PLC (Pharmaceuticals)	$12,395
121,454	Grainger PLC (Real Estate Management & Development)	365
20,255	Greene King PLC (Hotels, Restaurants & Leisure)	258
292,387	Home Retail Group PLC (Internet & Catalog Retail)	791
1,050,768	HSBC Holdings PLC (Banks)	10,663
311,320	HSBC Holdings PLC (HK) (Banks)	3,190
44,881	ICAP PLC (Capital Markets)	281
257,755	Imperial Tobacco Group PLC (Tobacco)	11,130
49,446	Inmarsat PLC (Diversified Telecommunication Services)	562
42,265	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	1,630
542,289	International Consolidated Airlines Group SA (Airlines)(a)	3,227
32,238	Investec PLC (Capital Markets)	272
276,954	J Sainsbury PLC (Food & Staples Retailing)	1,129
42,758	John Wood Group PLC (Energy Equipment & Services)	526
69,920	Johnson Matthey PLC (Chemicals)	3,308
109,009	Kingfisher PLC (Specialty Retail)	572
325,092	Legal & General Group PLC (Insurance)	1,206
82,612	Liberty Global PLC, Class - A (Media)(a)	3,514
81,690	Liberty Global PLC, Series C (Media)(a)	3,351
4,580,160	Lloyds Banking Group PLC (Banks)(a)	5,707
422,491	Marks & Spencer Group PLC (Multiline Retail)	2,771
126,173	Meggitt PLC (Aerospace & Defense)	923
116,541	Merlin Entertainments PLC (Hotels, Restaurants & Leisure)	663
268,992	Michael Page International PLC (Professional Services)	1,825
234,844	National Grid PLC (Multi-Utilities)	3,380
363,216	Ocado Group PLC (Internet & Catalog Retail)(a)	1,560
249,779	Old Mutual PLC (Insurance)	736
107,087	Ophir Energy PLC (Oil, Gas & Consumable Fuels)(a)	398
168,303	Pearson PLC (Media)	3,383
66,636	Persimmon PLC (Household Durables)(a)	1,441
295,324	Prudential PLC (Insurance)	6,587
73,833	Resolution Ltd. (Insurance)	369
156,379	Rexam PLC (Containers & Packaging)	1,247
358,329	Rio Tinto PLC (Metals & Mining)	17,608
261,947	Rolls-Royce Holdings PLC (Aerospace & Defense)	4,095
288,706	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	11,037
313,829	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	12,397
211,654	RSA Insurance Group PLC (Insurance)	1,662
62,435	SABMiller PLC (Beverages)	3,469
135,140	Saga PLC (Insurance)^(a)(b)	383
75,787	SEGRO PLC (Real Estate Investment Trusts)	446
12,520	Severn Trent PLC (Water Utilities)	381
46,555	Smiths Group PLC (Industrial Conglomerates)	954
53,730	SSE PLC (Electric Utilities)	1,347
123,831	Standard Chartered PLC (Banks)	2,289
129,637	Standard Life PLC (Insurance)	871
94,506	Tate & Lyle PLC (Food Products)	906
1,832,389	Tesco PLC (Food & Staples Retailing)	5,530
697,855	Thomas Cook Group PLC (Hotels, Restaurants & Leisure)(a)	1,346
123,199	Tullow Oil PLC (Oil, Gas & Consumable Fuels)	1,287
6,853	Unilever PLC (Food Products)	287
38,390	United Utilities Group PLC (Water Utilities)	503
4,775,718	Vodafone Group PLC (Wireless Telecommunication Services)	15,823
3,265	Whitbread PLC (Hotels, Restaurants & Leisure)	220
495,977	William Morrison Supermarkets PLC (Food & Staples Retailing)	1,353
		267,162
	United States — 0.16%
39,491	Cognizant Technology Solutions Corp. (IT Services)(a)	1,767
12,580	Nielsen Holdings NV (Professional Services)	558
4,000	Southern Copper Corp. (Metals & Mining)	119
		2,444
	Total Common Stocks	1,469,606

	Preferred Stocks — 0.49%
	Brazil — 0.22%
3,000	AES Tiete SA - Preferred (Independent Power and Renewable Electricity Producers)	26
57,900	Banco Bradesco SA - Preferred (Banks)	828
5,700	Banco do Estado do Rio Grande do Sul SA - Preferred, B Shares (Banks)	34
6,600	Bradespar SA - Preferred (Metals & Mining)	48
5,000	Braskem SA - Preferred, Class - A (Chemicals)	33
6,800	Centrais Eletricas Brasileiras SA - Preferred, B Shares (Electric Utilities)	28
20,900	Companhia Energetica de Minas Gerais SA - Preferred, ADR (Electric Utilities)	129
4,900	Companhia Energetica de Sao Paulo - Preferred, B Shares (Independent Power and Renewable Electricity Producers)	53
2,900	Companhia Paranaense de Energia-COPEL - Preferred, B Shares (Electric Utilities)	40

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	Brazil (continued)
23,600	Gerdau SA - Preferred (Metals & Mining)	$113
88,740	Itausa - Investimentos Itau SA - Preferred (Banks)	338
15,000	Lojas Americanas SA - Preferred (Multiline Retail)	85
7,000	Metalurgica Gerdau SA - Preferred (Metals & Mining)	41
81,700	Oi SA - Preferred (Diversified Telecommunication Services)	57
115,600	Petroleo Brasileiro SA - Preferred (Oil, Gas & Consumable Fuels)	860
8,900	Suzano Papel e Celulose SA - Preferred, Class - A (Paper & Forest Products)	36
8,100	Telefonica Brasil SA - Preferred (Diversified Telecommunication Services)	159
11,300	Usinas Siderurgicas de Minas Gerais SA - Preferred, Class - A (Metals & Mining)(a)	29
51,700	Vale SA - Preferred (Metals & Mining)	503
		3,440
	Chile — 0.01%
7,534	Embotelladora Andina SA - Preferred, B Shares (Beverages)	24
2,526	Sociedad Quimica y Minera de Chile SA - Preferred, B Shares (Chemicals)	66
		90
	Colombia — 0.02%
11,954	Bancolombia SA - Preferred (Banks)	169
3,430	Grupo Argos SA - Preferred (Construction Materials)	38
91,081	Grupo Aval Acciones y Valores SA - Preferred (Banks)	63
2,721	Grupo de Inversiones Suramericana - Preferred (Diversified Financial Services)	54
		324
	Germany — 0.17%
4,993	Bayerische Motoren Werke AG - Preferred (Automobiles)	406
21,783	Henkel AG & Co. KGaA - Preferred (Household Products)	2,175
		2,581
	Russia — 0.02%
47	AK Transneft OAO - Preferred (Oil, Gas & Consumable Fuels)	104
28,700	Sberbank of Russia - Preferred (Banks)	42
190,100	Surgutneftegas - Preferred (Oil, Gas & Consumable Fuels)	131
		277
	South Korea — 0.05%
1,100	Hyundai Motor Co. Ltd. - Preferred (Automobiles)	125
693	Hyundai Motor Co. Ltd. - Preferred (Automobiles)	78
217	LG Chem Ltd. - Preferred (Chemicals)	34
571	Samsung Electronics Co. Ltd. - Preferred (Semiconductors & Semiconductor Equipment)	485
		722
	Total Preferred Stocks	7,434

	Warrants — 0.00%
	Thailand — 0.00%
3,320	Indorama Ventures Public Co. Ltd. (Chemicals)(a)	—
2,554	Indorama Ventures Public Co. Ltd. (Chemicals)(a)	—
		—
	Total Warrants	—

	Rights — 0.01%
	Hong Kong — 0.00%
8,800	Agile Property Holdings Ltd. (Real Estate Management & Development)(a)	1
1,000	Franshion Properties China Ltd. (Real Estate Management & Development)(a)	—
54,780	Yuexiu Property Co. Ltd. (Real Estate Management & Development)(a)	1
		2
	Malaysia — 0.00%
12,450	Bumi Armada Berhad (Energy Equipment & Services)(a)	2

	Russia — 0.01%
31,900	The Moscow Exchange Micex (Diversified Financial Services)(a)	47

	Spain — 0.00%
277,962	Banco Bilbao Vizcaya Argentaria SA (Banks)(a)	28
	Total Rights	79

	U.S. Treasury Obligation — 0.00%
$60	U.S. Treasury Bill, 0.01%, 12/11/14(c)	60
	Total U.S. Treasury Obligation	60

	Time Deposit — 1.01%
15,320	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/14	15,320
	Total Time Deposit	15,320

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Mutual Funds — 0.68%
$1,752,000	Dreyfus Treasury Prime Cash Management Fund, 0.00% (d)	$1,752
251,548	iShares MSCI India ETF, 0.50%	7,637
856,000	SSgA Treasury Money Market Fund, 0.00% (d)	856
	Total Mutual Funds	10,245
	Repurchase Agreement — 0.66%
10,000	Jefferies LLC, 0.01%, 10/1/14 (Purchased on 9/30/14, proceeds at maturity $10,000,003 collateralized by U.S. Treasury Obligations, 0.01% - 2.88%, 12/26/14 – 11/15/40 fair value $10,207,543) (b)^^	10,000
	Total Repurchase Agreement	10,000
	Total Investments
	(cost $1,295,236) — 99.84%	1,512,744
	Other assets in excess of liabilities — 0.16%	2,439
	Net Assets - 100.00%	$1,515,183

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $12,950 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Rate disclosed represents effective yield at purchase.
(d)	The rate disclosed is the rate in effect on September 30, 2014.

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

FDR—Fiduciary Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2014 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management (EAFA)	Capital Guardian Trust Co.	Causeway Capital Management LLC	Mellon Capital Management Corporation (Emerging Markets)	Total

Common Stocks	9.98%	55.83%	14.63%	10.21%	6.34%	96.99%
Preferred Stocks	0.14%	0.03%	-	-	0.32%	0.49%
Warrants	-	-	-	-	0.00%	0.00%
Rights	-	0.00%	-	-	0.01%	0.01%
U.S. Treasury Obligations	-	-	-	-	0.00%	0.00%
Time Deposit	0.22%	-	0.57%	0.22%	-	1.01%
Mutual Funds	-	0.12%	-	-	0.56%	0.68%
Repurchase Agreement	0.02%	0.15%	0.31%	0.18%	-	0.66%
Other Assets (Liablities)	0.02%	0.51%	-0.24%	-0.16%	0.03%	0.16%
Total Net Assets	10.38%	56.64%	15.27%	10.45%	7.26%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2014.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
25	Mini MSCI Emerging Markets Index Future	$1,253	12/19/14	$(82)
	Net Unrealized Appreciation/(Depreciation)			$(82)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount(Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 09/30/14(000)	Unrealized Appreciation/ (Depreciation)(000)
	Currencies Purchased
935,000	Euro	Citigroup	10/3/14	$1,202	$1,181	$(21)
296,484,000	Japanese Yen	Bank of New York	10/22/14	2,727	2,704	(23)
	Total Currencies Purchased			$3,929	$3,885	$(44)
	Currencies Sold
935,000	Euro	Citibank	10/3/14	$1,227	$1,181	$46
22,464	Hong Kong Dollar	Mellon Bank	10/6/14	3	3	—
239,778	Hong Kong Dollar	Westpac Banking Corp.	10/6/14	31	31	—
296,484,000	Japanese Yen	Bank of New York	10/22/14	2,767	2,704	64
1,574,837,000	Korean Won	Citibank	10/14/14	1,536	1,492	43
16,245,000	Swedish Krona	Credit Suisse	10/3/14	2,321	2,252	69
	Total Currencies Sold			$7,885	$7,663	$222
	Net Unrealized/Appreciation(Depreciation)					$178

Amounts designated as "—” are $0 or have been rounded to $0.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.26%
	Australia — 5.22%
156,229	ALS Ltd. (Professional Services)	$721
52,521	Amcor Ltd. (Containers & Packaging)	521
451,361	AMP Ltd. (Insurance)	2,157
131,544	APA Group (Gas Utilities)	857
30,466	ASX Ltd. (Diversified Financial Services)	956
329,876	AusNet Services (Electric Utilities)	394
484,517	Australia & New Zealand Banking Group Ltd. (Banks)	13,115
177,524	Bank of Queensland Ltd. (Banks)	1,809
76,291	Bendigo & Adelaide Bank Ltd. (Banks)	796
41,921	BHP Billiton Ltd. (Metals & Mining)	1,242
100,764	Bradken Ltd. (Machinery)	375
635,666	CFS Retail Property Trust (Real Estate Investment Trusts)	1,110
398,894	Coca-Cola Amatil Ltd. (Beverages)	3,066
289,281	Commonwealth Bank of Australia (Banks)	19,066
101,759	CSL Ltd. (Biotechnology)	6,607
1,638,031	Dexus Property Group (Real Estate Investment Trusts)	1,592
449,427	Federation Centres (Real Estate Investment Trusts)	1,015
251,069	Fortescue Metals Group Ltd. (Metals & Mining)	765
2,094,578	GPT Group (Real Estate Investment Trusts)	7,096
113,529	Iluka Resources Ltd. (Metals & Mining)	781
327,241	Insurance Australia Group Ltd. (Insurance)	1,753
540,694	Metcash Ltd. (Food & Staples Retailing)	1,245
1,101,166	Mirvac Group (Real Estate Investment Trusts)	1,658
378,103	National Australia Bank Ltd. (Banks)	10,771
24,850	Newcrest Mining Ltd. (Metals & Mining)(a)	230
160,176	Orica Ltd. (Chemicals)	2,650
1,654,945	Scentre Group (Real Estate Investment Trusts)(a)	4,752
695,312	Stockland Trust Group (Real Estate Investment Trusts)	2,404
188,318	Suncorp Group Ltd. (Insurance)	2,315
634,306	Sydney Airport (Transportation Infrastructure)	2,371
469,496	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	1,484
885,342	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	2,441
2,588,041	Telstra Corp. Ltd. (Diversified Telecommunication Services)	12,008
421,321	Toll Holdings Ltd. (Air Freight & Logistics)	2,080
881,984	Transurban Group (Transportation Infrastructure)	5,961
639,497	Westfield Corp. (Real Estate Investment Trusts)	4,171
500,693	Westpac Banking Corp. (Banks)	14,087
286,266	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	10,174
128,407	WorleyParsons Ltd. (Energy Equipment & Services)	1,724
		148,320
	Austria — 0.21%
555,431	Immofinanz AG (Real Estate Management & Development)	1,576
85,369	OMV AG (Oil, Gas & Consumable Fuels)	2,872
22,937	Raiffeisen Bank International AG (Banks)	499
11,710	Vienna Insurance Group Wiener Staedtische Versicherung AG (Insurance)	529
13,651	Voestalpine AG (Metals & Mining)	540
		6,016
	Belgium — 1.17%
39,242	Ageas (Insurance)	1,303
50,198	Anheuser-Busch InBev NV (Beverages)	5,586
46,462	Belgacom SA (Diversified Telecommunication Services)	1,617
26,529	Bpost SA (Transportation Infrastructure)	633
64,917	Delhaize Group (Food & Staples Retailing)	4,516
13,399	Groupe Bruxelles Lambert SA (Diversified Financial Services)	1,228
43,400	KBC Groep NV (Banks)(a)(b)	2,311
30,562	Solvay SA (Chemicals)	4,705
90,302	Telenet Group Holding NV (Media)(a)	5,189
34,340	UCB SA (Pharmaceuticals)	3,117
70,760	Umicore SA (Chemicals)	3,095
		33,300
	Bermuda — 0.24%
180,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	122
130,000	CITIC 21CN Co. Ltd. (Diversified Telecommunication Services)(a)	79
80,000	Cosco Pacific Ltd. (Transportation Infrastructure)	106
24,800	Golar LNG Ltd. (Oil, Gas & Consumable Fuels)	1,647
530,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	86
588,000	Hanergy Solar Group Ltd. (Semiconductors & Semiconductor Equipment)^	108
158,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	228
91,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	66
162,069	Seadrill Ltd. (Energy Equipment & Services)	4,347
216,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	162
		6,951

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Brazil — 0.58%
18,700	All America Latina Logistica SA (Road & Rail)	$49
34,406	Ambev SA, ADR (Beverages)	225
231,300	Ambev SA (Beverages)	1,523
5,600	B2W CIA Digital (Internet & Catalog Retail)(a)	75
31,400	Banco Bradesco SA (Banks)	453
42,100	Banco do Brasil SA (Banks)	438
46,800	Banco Santander Brasil SA (Banks)	304
32,900	BB Seguridade Participacoes SA (Insurance)	434
88,600	BM&FBOVESPA SA (Diversified Financial Services)	407
21,500	BR Malls Participacoes SA (Real Estate Management & Development)	169
8,200	BR Properties SA (Real Estate Management & Development)	43
32,200	BRF SA (Food Products)	769
43,600	CCR SA (Transportation Infrastructure)	301
14,700	Centrais Electricas Brasileiras SA (Electric Utilities)	39
10,309	CETIP SA (Capital Markets)	128
15,900	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	129
35,300	Cielo SA (IT Services)	574
7,000	Companhia Brasileira de Destribuicao Grupo PAO de (Food & Staples Retailing)	307
3,200	Companhia de Saneamento de Minas Gerais (Water Utilities)	42
34,200	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	122
5,600	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	89
10,600	CPFL Energia SA (Electric Utilities)	83
12,300	Cyrela Brazil Realty S.A. Empreendimentos (Household Durables)	62
16,170	Duratex SA (Paper & Forest Products)	59
9,100	Ecorodovias Infraestrutura E Logistica SA (Transportation Infrastructure)	44
12,900	EDP - Energias do Brasil SA (Electric Utilities)	52
30,800	Embraer SA (Aerospace & Defense)	303
14,100	Estacio Participacoes SA (Diversified Consumer Services)	147
13,100	Fibria Celulose SA (Paper & Forest Products)(a)	144
121,700	Hypermarcas SA (Personal Products)(a)	877
135,190	Itau Unibanco Holding SA (Banks)	1,885
39,100	JBS SA (Food Products)	147
21,900	Klabin SA (Containers & Packaging)	106
65,088	Kroton Educacional SA (Diversified Consumer Services)	409
7,400	Localiza Rent A Car SA (Road & Rail)	106
9,125	Lojas Americanas SA (Multiline Retail)	43
6,000	Lojas Renner SA (Multiline Retail)	173
1,800	M Dias Branco SA (Food Products)	72
4,100	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	84
8,100	Natura Cosmeticos SA (Personal Products)	123
9,000	OdontoPrev SA (Health Care Providers & Services)	33
146,100	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	1,039
5,900	Porto Seguro SA (Insurance)	69
10,500	Qualicorp SA (Health Care Providers & Services)(a)	103
11,500	Raia Drogasil SA (Food & Staples Retailing)	100
19,600	Souza Cruz SA (Tobacco)	158
7,500	Sul America SA (Insurance)	46
40,600	Tim Participacoes SA (Wireless Telecommunication Services)	213
6,700	Totvs SA (Software)	102
8,400	Tractebel Energia SA (Independent Power and Renewable Electricity Producers)	119
5,400	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	44
17,200	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	365
62,100	Vale SA (Metals & Mining)	683
158,100	Vale SA - Sponsored ADR (Metals & Mining)^	1,741
1,800	Via Varejo SA (Specialty Retail)(a)	18
14,560	WEG SA (Machinery)	170
		16,542
	Canada — 0.43%
15,900	Bank of Nova Scotia (Banks)	984
13,400	Cameco Corp. (Oil, Gas & Consumable Fuels)	236
52,000	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	1,399
69,500	Centerra Gold, Inc. (Metals & Mining)	312
101,500	Centerra Gold, Inc. (Metals & Mining)	455
51,000	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,441
143,339	First Quantum Minerals Ltd. (Metals & Mining)	2,767
46,300	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	2,188
26,200	Labrador Iron Ore Royalty Corp. (Metals & Mining)	511
16,200	Potash Corp. of Saskatchewan, Inc. (Chemicals)	561
15,200	Progressive Waste Solutions Ltd. (Commercial Services & Supplies)	392
		12,246
	Cayman Islands — 0.36%
35,500	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	205

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Cayman Islands (continued)
46,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	$94
45,100	Chailease Holding Co. Ltd. (Diversified Financial Services)	110
82,900	China Huishan Dairy Holdings Co. Ltd. (Food Products)^	18
313,000	China Mengniu Dairy Co. Ltd. (Food Products)	1,291
108,000	China Resources Cement Holdings Ltd. (Construction Materials)	74
13,300	Ctrip.com International, ADR (Hotels, Restaurants & Leisure)(a)	755
472,000	GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment)(a)	173
285,000	Geely Automobile Holdings Ltd. (Automobiles)	119
36,000	Golden Eagle Retail Group Ltd. (Multiline Retail)	42
54,500	Intime Retail Group Co. Ltd. (Multiline Retail)	46
27,000	Kingboard Chemical Holdings Ltd. (Electronic Equipment, Instruments & Components)	54
9,000	Kingsoft Corp. Ltd. (Software)^	21
54,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	27
138,000	New World China Land Ltd. (Real Estate Management & Development)	78
29,000	Shenzhou International Group (Textiles, Apparel & Luxury Goods)	93
354,000	Stella International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	919
408,565	Tencent Holdings Ltd. (Internet Software & Services)	6,078
60,000	Uni-President China Holdings Ltd. (Food Products)	60
14,000	Zhen Ding Technology Holding Ltd. (Electronic Equipment, Instruments & Components)	41
		10,298
	Chile — 0.09%
129,207	AES Gener SA (Independent Power and Renewable Electricity Producers)	69
120,344	Aguas Andinas SA, Class - A (Water Utilities)	70
1,200,479	Banco de Chile SA (Banks)	148
1,869	Banco de Credito e Inversiones SA (Banks)	105
3,194,411	Banco Santander Chile (Banks)	178
3,946	Cap SA (Metals & Mining)	42
59,288	Cencosud SA (Food & Staples Retailing)	175
402,342	Colbun SA (Independent Power and Renewable Electricity Producers)	103
7,499	Compania Cervecerias Unidas SA (Beverages)	82
7,680,939	CorpBanca SA (Banks)	98
166,017	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	242
6,439	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	73
66,272	Empresas CMPC SA (Paper & Forest Products)	157
22,070	Empresas Copec SA (Oil, Gas & Consumable Fuels)	270
1,004,879	Enersis SA (Electric Utilities)	319
15,666	LATAM Airlines Group SA (Airlines)(a)	180
39,576	S.A.C.I. Falabella (Multiline Retail)	299
24,405	Vina Concha y Toro SA (Beverages)	48
		2,658
	China — 1.30%
1,052,000	Agricultural Bank of China Ltd., H Shares (Banks)	466
96,000	Air China Ltd. (Airlines)	61
222,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining)^(a)	90
59,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	189
104,000	AviChina Industry & Technology Co. Ltd., H Shares (Aerospace & Defense)	74
33,321	Baidu, Inc. - Sponsored ADR (Internet Software & Services)(a)	7,272
5,890,335	Bank of China Ltd., H Shares (Banks)	2,640
432,000	Bank of Communications Co. Ltd., H Shares (Banks)	301
67,000	BBMG Corp., H Shares (Construction Materials)	46
82,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	63
9,500	Biostime International Holdings Ltd. (Food Products)^	30
27,000	Byd Co. Ltd., H Shares (Automobiles)	179
96,000	China BlueChemical Ltd., H Shares (Chemicals)	42
211,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)(a)	93
418,000	China CITIC Bank Corp. Ltd., H Shares (Banks)^	254
184,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	108
207,000	China Communications Construction Co. Ltd. (Construction & Engineering)	149
132,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	61
3,532,000	China Construction Bank Corp., H Shares (Banks)	2,475
94,000	China COSCO Holdings Co. Ltd., H Shares (Marine)^(a)	39
89,900	China Everbright Bank Co. Ltd., H Shares (Banks)	42

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
26,300	China International Marine Containers Group Co. Ltd., H Shares (Machinery)	$54
365,000	China Life Insurance Co. Ltd., H Shares (Insurance)	1,013
142,000	China Longyuan Power Group Corp. (Independent Power and Renewable Electricity Producers)	139
224,500	China Merchants Bank Co. Ltd., H Shares (Banks)	384
303,000	China Minsheng Banking Corp. Ltd., H Shares (Banks)	277
140,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	127
88,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	232
390,400	China Pacific Insurance Group Co. Ltd. (Insurance)	1,373
1,254,000	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	1,098
103,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	94
177,000	China Railway Group Ltd., H Shares (Construction & Engineering)	94
536,000	China Resources Land Ltd. (Real Estate Management & Development)	1,104
166,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	464
206,000	China Shipping Container Lines Co. Ltd., H Shares (Marine)(a)	55
682,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	418
68,000	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)(a)	120
44,900	Chongqing Changan Automobile Co. Ltd., Class - A (Automobiles)	96
135,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	61
52,000	CITIC Securities Co. Ltd., H Shares (Capital Markets)	120
241,000	Country Garden Holdings Co. (Real Estate Management & Development)	91
97,000	CSR Corp. Ltd., H Shares (Machinery)	85
122,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	64
128,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	211
38,000	ENN Energy Holdings Ltd. (Gas Utilities)	249
49,000	Great Wall Motor Co. Ltd., H Shares (Automobiles)	190
118,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	114
33,000	Haitian International Holdings Ltd. (Machinery)	75
62,800	Haitong Securities Co. Ltd., H Shares (Capital Markets)	97
154,000	Huaneng Power International, Inc., H Shares (Independent Power and Renewable Electricity Producers)	168
9,304,952	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	5,800
45,300	Inner Mongolia Yitai Coal Co. Ltd., B Shares (Oil, Gas & Consumable Fuels)	77
18,400	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,097
62,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	65
61,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	101
72,000	Longfor Properties (Real Estate Management & Development)	82
38,600	New China Life Insurance Co. Ltd., H Shares (Insurance)	134
341,000	People's Insurance Co. Group of China Ltd., H Shares (Insurance)	139
1,034,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,325
664,000	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	1,177
213,000	Ping An Insurance Group Co. of China (Insurance)	1,599
88,000	Shandong Weigao Group Medical Polymer Co. Ltd. (Health Care Equipment & Supplies)	87
138,000	Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)	73
8,500	Shanghai Fosun Pharmaceutical (Group) Co. Ltd., H Shares (Pharmaceuticals)	27
34,800	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	85
73,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	149
199,500	Shui On Land Ltd. (Real Estate Management & Development)	45
56,500	Sinopec Engineering Group Co. Ltd., H Shares (Construction & Engineering)	61
186,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	61
51,600	Sinopharm Group Co. (Health Care Providers & Services)	189
94,000	Soho China Ltd. (Real Estate Management & Development)	68
125,500	Sun Art Retail Group Ltd. (Food & Staples Retailing)^	142
18,000	Tsingtao Brewery Co. Ltd. (Beverages)	128

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
294,000	Want Want China Holdings Ltd. (Food Products)	$366
25,000	Weichai Power Co. Ltd. (Machinery)	91
84,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	69
74,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	75
35,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	38
28,500	Zhuzhou CSR Times Electric Co. Ltd. (Electrical Equipment)	111
308,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	75
69,800	Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (Machinery)	41
32,400	ZTE Corp., H Shares (Communications Equipment)	72
		36,990
	Colombia — 0.04%
10,504	Almacenes Exito SA (Food & Staples Retailing)	154
4,528	Banco Davivienda SA (Banks)	65
17,948	Cementos Argos SA (Construction Materials)	96
3,888	Corporacion Financiera Colombiana SA (Diversified Financial Services)	77
241,395	Ecopetrol SA (Oil, Gas & Consumable Fuels)	378
13,496	Grupo Argos SA (Construction Materials)	151
11,140	Grupo de Inversiones Suramericana (Diversified Financial Services)	223
16,956	Interconexion Electrica SA (Electric Utilities)	78
42,239	ISAGEN SA ESP (Electric Utilities)	57
		1,279
	Curaçao — 0.10%
29,350	Schlumberger Ltd. (Energy Equipment & Services)	2,985

	Czech Republic — 0.02%
7,953	CEZ A/S (Electric Utilities)	242
794	Komercni Banka A/S (Banks)	189
4,281	Telefonica O2 Czech Republic A/S (Diversified Telecommunication Services)	62
		493
	Denmark — 1.36%
1,024	A.P. Moller - Maersk A/S, Class - A (Marine)	2,367
2,586	A.P. Moller - Maersk A/S, Class - B (Marine)	6,144
6,540	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	548
39,564	Genmab A/S (Biotechnology)(a)	1,679
533,590	Novo Nordisk A/S, Class - B (Pharmaceuticals)	25,535
8,567	Rockwool International A/S, B Shares (Building Products)	1,240
101,271	TDC A/S (Diversified Telecommunication Services)	769
2,668	Tryg A/S (Insurance)	277
		38,559
	Egypt — 0.02%
43,060	Commercial International Bank Egypt SAE (Banks)	306
142,421	Orascom Telecom Holding SAE (Wireless Telecommunication Services)(a)	101
45,523	Talaat Moustafa Group (Real Estate Management & Development)	73
17,067	Telecom Egypt Co. (Diversified Telecommunication Services)	33
		513
	Finland — 0.76%
25,893	Elisa Oyj (Diversified Telecommunication Services)	687
100,133	Fortum Oyj (Electric Utilities)	2,442
127,582	Kone Oyj (Machinery)	5,127
48,478	Metso Oyj (Machinery)	1,726
26,715	Nokian Renkaat Oyj (Auto Components)	806
37,160	Orion Oyj, Class - B (Pharmaceuticals)	1,455
98,765	Sampo Oyj, A Shares (Insurance)	4,790
207,362	Stora Enso Oyj, R Shares (Paper & Forest Products)	1,730
199,923	UPM-Kymmene Oyj (Paper & Forest Products)	2,855
		21,618
	France — 8.38%
514,168	AXA SA (Insurance)	12,669
161,850	BNP Paribas (Banks)	10,736
113,579	Bouygues SA (Construction & Engineering)	3,681
43,798	Casino Guichard-Perrachon SA (Food & Staples Retailing)	4,716
24,449	CNP Assurances (Insurance)	460
1,840	Compagnie de Saint-Gobain (Building Products)	84
13,413	Compagnie Generale des Etablissements Michelin, Class - B (Tires & Rubber)	1,265
28,203	Danone SA (Food Products)	1,888
49,922	Edenred (Commercial Services & Supplies)	1,232
62,371	Electricite de France SA (Electric Utilities)	2,046
2,406	Essilor International SA (Health Care Equipment & Supplies)	264
82,364	Eutelsat Communications (Media)	2,659
6,413	Fonciere des Regions (Real Estate Investment Trusts)	578
332,678	GDF Suez (Multi-Utilities)	8,344
5,407	Gecina SA (Real Estate Investment Trusts)	708
8,850	Icade (Real Estate Investment Trusts)	746

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
17,281	Ingenico Group (Electronic Equipment, Instruments & Components)	$1,765
10,806	JC Decaux SA (Media)	341
24,381	Klepierre (Real Estate Investment Trusts)	1,068
61,844	Lagardere SCA (Media)	1,655
86,535	Legrand SA (Electrical Equipment)	4,502
23,585	L'Oreal SA (Personal Products)	3,744
18,899	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	3,072
113,243	Natixis (Banks)	779
30,724	Numericable Group SA (Media)^(a)	1,639
454,854	Orange (Diversified Telecommunication Services)	6,839
34,781	Pernod Ricard SA (Beverages)	3,937
174	Publicis Groupe (Media)	12
17,915	Renault SA (Automobiles)	1,298
106,106	Rexel SA (Trading Companies & Distributors)	1,980
20,436	Safran SA (Aerospace & Defense)	1,326
396,666	Sanofi-Aventis (Pharmaceuticals)	44,865
110,433	Schneider Electric SA (Electrical Equipment)	8,479
22,484	SCOR SE (Insurance)	702
69,357	Societe Generale (Banks)	3,540
38,956	Suez Environnement Co. (Multi-Utilities)	659
106,789	Technicolor SA - Registered Shares (Media)(a)	697
86,281	Technip SA (Energy Equipment & Services)	7,258
747,839	Total SA (Oil, Gas & Consumable Fuels)	48,592
23,760	Unibail-Rodamco SE (Real Estate Investment Trusts)	6,112
49,451	Veolia Environnement (Multi-Utilities)	873
271,261	Vinci SA (Construction & Engineering)	15,761
347,219	Vivendi (Diversified Telecommunication Services)	8,384
193,670	Zodiac Aerospace (Aerospace & Defense)	6,177
		238,132
	Germany — 7.63%
69,897	Allianz SE (Insurance)	11,330
14,945	Axel Springer AG (Media)	823
292,704	BASF SE (Chemicals)	26,848
124,195	Bayer AG (Pharmaceuticals)	17,394
140,216	Bayerische Motoren Werke AG (Automobiles)	15,055
39,829	Beiersdorf AG (Personal Products)	3,327
11,790	Brenntag AG (Trading Companies & Distributors)	579
12,785	Continental AG (Auto Components)	2,433
429,952	Daimler AG (Automobiles)	32,976
19,437	Deutsche Bank AG (Capital Markets)	682
18,220	Deutsche Boerse AG (Diversified Financial Services)	1,227
467,471	Deutsche Post AG (Air Freight & Logistics)(b)	14,989
590,791	Deutsche Telekom AG - Registered (Diversified Telecommunication Services)	8,953
111,818	Deutsche Wohnen AG (Real Estate Management & Development)	2,389
170,535	E.ON AG (Multi-Utilities)	3,121
11,227	ElringKlinger AG (Auto Components)	332
12,514	Hannover Rueckversicherung AG - Registered (Insurance)	1,012
28,554	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	3,569
15,915	Indus Holding AG (Industrial Conglomerates)	774
340,953	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	3,528
66,175	K+S AG - Registered (Chemicals)	1,877
68,823	Linde AG (Chemicals)	13,224
35,265	MTU Aero Engines Holding AG (Aerospace & Defense)	3,011
26,773	Muenchener Rueckversicherungs-Gesellschaft AG - Registered Shares (Insurance)	5,293
69,400	ProSiebenSat.1 Media AG - Registered (Media)	2,765
46,262	RWE AG (Multi-Utilities)	1,803
52,235	SAP AG (Software)	3,767
280,243	Siemens AG (Industrial Conglomerates)	33,399
52,405	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	274
		216,754
	Greece — 0.04%
200,637	Alpha Bank AE (Banks)(a)	156
350,664	Eurobank Ergasias SA (Banks)(a)	138
1,552	Folli Follie SA (Specialty Retail)	58
12,683	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)(a)	167
5,223	JUMBO SA (Specialty Retail)(a)	66
75,427	National Bank of Greece SA (Banks)(a)	220
11,466	Opap SA (Hotels, Restaurants & Leisure)	150
111,951	Piraeus Bank SA (Banks)(a)	189
6,061	Public Power Corp. SA (Electric Utilities)(a)	72
1,998	Titan Cement Co. SA (Construction Materials)	50
		1,266
	Hong Kong — 3.61%
78,000	Agile Property Holdings Ltd. (Real Estate Management & Development)	48
2,751,118	AIA Group Ltd. (Insurance)(b)	14,225
4,319	Alibaba Group Holding Ltd. - Sponsored ADR (Internet Software & Services)(a)	384
250,000	Alibaba Pictures Group Ltd. (Internet Software & Services)(a)	52

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
352,000	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	$3,017
223,000	Belle International Holdings Ltd. (Specialty Retail)	251
673,505	BOC Hong Kong (Holdings) Ltd. (Banks)	2,147
146,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	255
225,534	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	1,583
119,000	China Agri-Industries Holdings Ltd. (Food Products)	45
510,000	China Everbright International Ltd. (Commercial Services & Supplies)	675
44,000	China Everbright Ltd. (Capital Markets)	83
94,000	China Gas Holdings Ltd. (Gas Utilities)	156
650,000	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,009
1,007,482	China Mobile Ltd. (Wireless Telecommunication Services)	11,644
200,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	515
58,000	China Resources Enterprises Ltd. (Food & Staples Retailing)	137
42,000	China Resources Gas Group Ltd. (Gas Utilities)	114
94,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	254
80,000	China State Construction International Holdings Ltd. (Construction & Engineering)	119
46,800	China Taiping Insurance Holdings Co. Ltd. (Insurance)(a)	101
1,086,000	China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	1,622
80,000	CITIC Pacific Ltd. (Industrial Conglomerates)	134
327,419	CLP Holdings Ltd. (Electric Utilities)	2,630
2,031,771	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	3,485
64,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	53
292,000	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)^	110
80,000	Far East Horizon Ltd. (Diversified Financial Services)	72
85,500	Fosun International Ltd. (Metals & Mining)	103
202,000	Franshion Properties China Ltd. (Real Estate Management & Development)	49
130,000	Guangdong Investment Ltd. (Water Utilities)	152
50,000	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	51
54,000	Haier Electronics Group Co. Ltd. (Household Durables)	142
792,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	2,254
196,709	Hang Seng Bank Ltd. (Banks)	3,159
36,500	Hengan International Group Co. Ltd. (Personal Products)	359
2,056,180	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	2,484
48,000	Hutchison Whampoa Ltd. (Industrial Conglomerates)	581
153,000	Hysan Development Co. (Real Estate Management & Development)	707
239,000	Kerry Properties Ltd. (Real Estate Management & Development)	803
306,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	456
398,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	452
15,700	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	413
347,000	MTR Corp. Ltd. (Road & Rail)	1,359
1,870,000	New World Development Co. Ltd. (Real Estate Management & Development)	2,177
1,502,000	PCCW Ltd. (Diversified Telecommunication Services)	944
116,000	Poly Property Group Co. Ltd. (Real Estate Management & Development)	45
258,038	Power Assets Holdings Ltd. (Electric Utilities)	2,281
1,186,000	Sands China Ltd. (Hotels, Restaurants & Leisure)(b)	6,186
21,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	62
156,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	155
903,839	Sino Land Co. Ltd. (Real Estate Management & Development)	1,397
177,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	93
1,843,899	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	3,515
587,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	8,323
287,826	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	3,707
234,541	The Bank of East Asia Ltd. (Banks)	950
1,130,355	The Link Real Estate Investment Trust (Real Estate Investment Trusts)	6,515
919,300	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	6,535
98,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	258

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
14,800	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	$47
61,500	Yingde Gases Group Co. Ltd. (Chemicals)	58
292,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	52
		102,744
	Hungary — 0.01%
2,136	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	105
11,115	OTP Bank Nyrt PLC (Banks)	189
7,107	Richter Gedeon Nyrt (Pharmaceuticals)	111
		405
	India — 0.05%
23,800	Infosys Ltd. - Sponsored ADR (IT Services)	1,440

	Indonesia — 0.18%
220,600	Media Nusantara Citra (Media)	58
621,300	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	60
20,600	PT Astra Agro Lestari Tbk (Food Products)	39
985,700	PT Astra International Tbk (Automobiles)	571
598,800	PT Bank Central Asia Tbk (Banks)	643
183,500	PT Bank Danamon Indonesia Tbk (Banks)	59
453,800	PT Bank Mandiri Tbk (Banks)	375
343,100	PT Bank Negara Indonesia Persero Tbk (Banks)	156
540,500	PT Bank Rakyat Indonesia Persero Tbk (Banks)	463
365,000	PT Bumi Serpong Damai (Real Estate Management & Development)	46
385,800	PT Charoen Pokphand Indonesia Tbk (Food Products)	135
371,000	PT Global MediaCom Tbk (Media)(a)	59
24,900	PT Gudang Garam Tbk (Tobacco)	116
20,900	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	45
76,500	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	135
60,200	PT Indofood CBP Sukses Makmur Tbk (Food Products)	56
230,100	PT Indofood Sukses Makmur Tbk (Food Products)	132
108,500	PT Jasa Marga Persero Tbk (Transportation Infrastructure)	57
1,027,600	PT Kalbe Farma Tbk (Pharmaceuticals)	143
1,039,100	PT Lippo Karawaci Tbk (Real Estate Management & Development)	80
108,300	PT Matahari Department Store Tbk (Multiline Retail)	144
526,600	PT Perusahaan Gas Negara Tbk (Gas Utilities)	259
139,600	PT Semen Gresik (Persero) Tbk (Construction Materials)	177
227,600	PT Surya Citra Media Tbk (Media)	72
43,400	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	47
2,366,400	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	566
95,800	PT Tower Bersama Infrastructure Tbk (Wireless Telecommunication Services)	63
71,300	PT Unilever Indonesia Tbk (Household Products)	186
76,000	PT United Tractors Tbk (Machinery)	124
141,100	PT XL Axiata Tbk (Diversified Telecommunication Services)	72
		5,138
	Ireland — 0.52%
2,161,184	Bank of Ireland (Banks)(a)	849
68,148	Covidien PLC (Health Care Equipment & Supplies)	5,896
77,558	CRH PLC (Construction Materials)	1,773
178,462	CRH PLC (Construction Materials)	4,081
35,337	Glanbia PLC (Food Products)	510
22,189	Ryanair Holdings PLC - Sponsored ADR (Airlines)(a)	1,252
17,055	Smurfit Kappa Group PLC (Containers & Packaging)	374
		14,735
	Israel — 0.40%
158,816	Bank Leumi Le-Israel (Banks)(a)	644
492,805	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)^	851
2,224	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	843
244,256	Israel Chemicals Ltd. (Chemicals)	1,758
293,955	Israel Discount Bank, Class - A (Banks)(a)	506
127,481	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	6,879
		11,481
	Italy — 1.14%
26,540	Assicurazioni Generali SpA (Insurance)	558
81,154	Atlantia SpA (Transportation Infrastructure)	2,004
1,180,605	Enel SpA (Electric Utilities)	6,265
834,325	Eni SpA (Oil, Gas & Consumable Fuels)	19,883
248,644	Intesa Sanpaolo SpA (Banks)	756
133,584	Intesa Sanpaolo SpA (Banks)	358
58,007	Moncler SpA (Textiles, Apparel & Luxury Goods)	828
124,040	Snam Rete Gas SpA (Gas Utilities)	686
687,738	Telecom Italia SpA (Diversified Telecommunication Services)	611
92,857	Terna - Rete Elettrica Nationale SpA (Electric Utilities)	467
		32,416

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan — 18.77%
36,100	ADVANTEST Corp. (Semiconductors & Semiconductor Equipment)^	$465
246,225	Aeon Co. Ltd. (Food & Staples Retailing)	2,452
10,600	Aeon Credit Service Co. Ltd. (Consumer Finance)	227
78,232	Aisin Seiki Co. Ltd. (Auto Components)	2,822
18,200	Ajinomoto Co., Inc. (Food Products)	303
108,000	Aozora Bank Ltd. (Banks)	365
414,575	Asahi Glass Co. Ltd. (Building Products)	2,248
767,515	Asahi Kasei Corp. (Chemicals)	6,231
922,400	Astellas Pharma, Inc. (Pharmaceuticals)	13,736
30,349	Benesse Holdings, Inc. (Diversified Consumer Services)	996
410,600	Bridgestone Corp. (Auto Components)	13,561
573,667	Canon, Inc. (Technology Hardware, Storage & Peripherals)	18,678
232,079	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	2,327
77,412	Daihatsu Motor Co. Ltd. (Automobiles)	1,229
274,391	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	4,306
21,267	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	2,512
351,500	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	6,307
248,300	Denso Corp. (Auto Components)	11,446
18,100	East Japan Railway Co. (Road & Rail)	1,357
103,271	Eisai Co. Ltd. (Pharmaceuticals)^	4,177
11,600	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	379
24,900	EXEDY Corp. (Auto Components)	631
24,757	FamilyMart Co. Ltd. (Food & Staples Retailing)	945
13,300	Fanuc Ltd. (Machinery)	2,403
29,000	Fuji Heavy Industries Ltd. (Automobiles)	959
76,000	Fukuoka Financial Group, Inc. (Banks)	362
60,600	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	2,879
45,782	Hitachi Chemical Co. Ltd. (Chemicals)	814
673,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	5,140
16,100	Hokuriku Electric Power Co. (Electric Utilities)	212
638,924	Honda Motor Co. Ltd. (Automobiles)	22,140
176,195	HOYA Corp. (Electronic Equipment, Instruments & Components)	5,920
35,400	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	752
1,313,000	IHI Corp. (Machinery)	6,801
671,468	ITOCHU Corp. (Trading Companies & Distributors)	8,205
10,293	ITOCHU Techno-Solutions Corp. (IT Services)	433
45,800	Japan Airlines Co. Ltd. (Airlines)	1,253
28,000	Japan Aviation Electronics Industry Ltd. (Electronic Equipment, Instruments & Components)	638
148	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts)	533
225	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	1,157
459	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	925
461,897	Japan Tobacco, Inc. (Tobacco)	15,024
90,000	JGC Corp. (Construction & Engineering)	2,457
210,245	JS Group Corp. (Building Products)	4,492
75,283	JSR Corp. (Chemicals)	1,313
933,624	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	4,304
100,300	Kakaku.com, Inc. (Internet Software & Services)	1,425
124,602	Kaneka Corp. (Chemicals)	697
576,000	Kawasaki Heavy Industries Ltd. (Machinery)	2,301
350,644	KDDI Corp. (Wireless Telecommunication Services)	21,082
11,950	Keyence Corp. (Electronic Equipment, Instruments & Components)	5,194
353,732	Kirin Holdings Co. Ltd. (Beverages)	4,698
482,500	Komatsu Ltd. (Machinery)	11,160
632,000	Kubota Corp. (Machinery)	9,984
141,829	Kuraray Co. Ltd. (Chemicals)	1,663
47,800	Kurita Water Industries Ltd. (Machinery)	1,067
97,853	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	1,200
25,926	Lawson, Inc. (Food & Staples Retailing)	1,813
82,000	Makino Milling Machine Co. Ltd. (Machinery)	606
841,231	Marubeni Corp. (Trading Companies & Distributors)	5,760
18,977	Maruichi Steel Tube Ltd. (Metals & Mining)	466
58,500	MIRAIT Holdings Corp. (Construction & Engineering)	678
537,900	Mitsubishi Chemical Holdings Corp. (Chemicals)	2,647
618,640	Mitsubishi Corp. (Trading Companies & Distributors)	12,670
91,243	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	1,339
1,976,382	Mitsubishi UFJ Financial Group, Inc. (Banks)	11,178
125,410	Mitsubishi UFJ Lease & Finance Co. Ltd. (Specialized Finance)	655
719,526	Mitsui & Co. Ltd. (Trading Companies & Distributors)	11,348
1,095,000	Mitsui Mining & Smelting Co. Ltd. (Metals & Mining)	2,916
2,346,092	Mizuho Financial Group, Inc. (Banks)	4,191
47,500	MS&AD Insurance Group Holdings, Inc. (Insurance)	1,036
15,600	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,774

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
253,327	NGK Insulators Ltd. (Machinery)	$6,034
60,800	NHK Spring Co. Ltd. (Auto Components)	596
291,800	Nikon Corp. (Household Durables)^	4,217
7,100	Nintendo Co. Ltd. (Software)	772
259	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	1,364
327,172	Nippon Express Co. Ltd. (Road & Rail)	1,369
14,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	315
252	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	586
88,289	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	5,492
710,000	Nippon Yusen Kabushiki Kaisha (Marine)	1,871
1,304,679	Nissan Motor Co. Ltd. (Automobiles)	12,718
35,602	NKSJ Holdings, Inc. (Insurance)	864
23,300	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	400
148,200	North Pacific Bank Ltd. (Banks)	584
72,000	NSK Ltd. (Machinery)	1,025
309,300	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	5,163
333,090	Oji Paper Co. Ltd. (Paper & Forest Products)	1,261
186,500	Olympus Corp. (Health Care Equipment & Supplies)(a)	6,692
40,800	OMRON Corp. (Electronic Equipment, Instruments & Components)	1,853
65,429	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	5,811
45,200	Oracle Corp. Japan (Software)	1,764
198,477	Osaka Gas Co. Ltd. (Gas Utilities)	798
149,781	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	5,163
76,600	Panasonic Corp. (Household Durables)	911
42,000	Park24 Co. Ltd. (Commercial Services & Supplies)	670
214,285	Resona Holdings, Inc. (Banks)	1,208
10,600	Rinnai Corp. (Household Durables)	881
15,900	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals)	213
12,100	Ryohin Keikaku Co. (Multiline Retail)	1,442
22,604	Sankyo Co. Ltd. (Leisure Products)	810
21,600	SECOM Co. Ltd. (Commercial Services & Supplies)	1,287
171,457	Sekisui Chemical Co. Ltd. (Household Durables)	1,967
220,665	Sekisui House Ltd. (Household Durables)	2,600
61,296	Seven Bank Ltd. (Banks)	250
541,000	Sharp Corp. (Consumer Electronics)(a)	1,539
3,600	Shimano, Inc. (Leisure Products)	438
66,300	Shin-Etsu Chemical Co. Ltd. (Chemicals)	4,334
121,529	Shionogi & Co. Ltd. (Pharmaceuticals)	2,788
74,800	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	713
4,700	SMC Corp. (Machinery)	1,297
123,410	SoftBank Corp. (Wireless Telecommunication Services)	8,653
458,400	Sojitz Corp. (Trading Companies & Distributors)	719
567,000	Sumitomo Chemical Co. Ltd. (Chemicals)	2,022
463,300	Sumitomo Corp. (Trading Companies & Distributors)	5,114
200,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	2,816
437,723	Sumitomo Mitsui Financial Group, Inc. (Banks)	17,848
555,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	2,310
224,431	Sumitomo Rubber Industries Ltd. (Auto Components)	3,191
24,100	Sysmex Corp. (Health Care Equipment & Supplies)	969
325,985	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	14,175
108,000	Takuma Co. Ltd. (Machinery)	685
136,750	The Bank of Yokohama Ltd. (Banks)	752
193,000	The San-in Godo Bank Ltd. (Banks)	1,362
156,000	The Yokohama Rubber Co. Ltd. (Auto Components)	1,350
70,325	Tokio Marine Holdings, Inc. (Insurance)	2,182
343,000	Tokuyama Corp. (Chemicals)	1,129
119,135	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	1,042
225,545	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	1,621
1,621,000	Toshiba Corp. (Industrial Conglomerates)	7,512
53,000	Toyo Tire & Rubber Co. Ltd. (Auto Components)(a)	906
26,281	Toyoda Gosei Co. Ltd. (Auto Components)	513
722,200	Toyota Motor Corp. (Automobiles)	42,565
81,000	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,974
85,400	Trend Micro, Inc. (Software)	2,890
36,600	Unicharm Corp. (Household Products)	835
459	United Urban Investment Corp. (Real Estate Investment Trusts)	704
92,100	USS Co. Ltd. (Specialty Retail)	1,411
141,768	West Japan Railway Co. (Road & Rail)	6,347
890,381	Yahoo Japan Corp. (Internet Software & Services)	3,386
11,900	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	222
		533,629
	Jersey — 0.36%
468,495	Glencore International PLC (Metals & Mining)	2,606
24,442	Shire PLC (Pharmaceuticals)	2,116
28,158	Wolseley PLC (Trading Companies & Distributors)	1,480
205,769	WPP PLC (Media)	4,135
		10,337

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Luxembourg — 0.38%
72,658	GAGFAH SA (Real Estate Management & Development)(a)	$1,353
12,409	RTL Group (Media)	1,064
246,316	SES - FDR, Class - A (Media)	8,516
		10,933
	Malaysia — 0.27%
71,000	Airasia Berhad (Airlines)	55
51,700	Alliance Financial Group Berhad (Banks)	79
85,400	AMMB Holdings Berhad (Banks)	179
82,100	Astro Malaysia Holdings Berhad (Media)	84
123,700	Axiata Group Berhad (Wireless Telecommunication Services)	264
38,372	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	45
6,700	British American Tobacco Malaysia Berhad (Tobacco)	144
64,800	Bumi Armada Berhad (Energy Equipment & Services)	38
243,500	CIMB Group Holdings Berhad (Banks)	522
162,488	Dialog Group Berhad (Construction & Engineering)	85
159,100	DiGi.com Berhad (Wireless Telecommunication Services)	283
70,200	Felda Global Ventures Holdings Berhad (Food Products)	76
90,300	Gamuda Berhad (Construction & Engineering)	132
105,600	Genting Berhad (Hotels, Restaurants & Leisure)	306
151,600	Genting Malaysia Berhad (Hotels, Restaurants & Leisure)	193
13,800	Genting Plantations Berhad (Food Products)	42
30,100	Hong Leong Bank Berhad (Banks)	134
11,700	Hong Leong Financial Group Berhad (Banks)	63
120,100	Ihh Healthcare Berhad (Health Care Providers & Services)	186
55,500	IJM Corp. Berhad (Construction & Engineering)	110
151,100	IOI Corp. Berhad (Food Products)	221
71,600	IOI Properties Group Berhad (Real Estate Management & Development)	57
24,500	Kuala Lumpur Kepong Berhad (Food Products)	157
20,800	Lafarge Malayan Cement Berhad (Construction Materials)	65
219,600	Malayan Banking Berhad (Banks)	667
28,400	Malaysia Airports holdings Berhad (Transportation Infrastructure)	65
100,000	Maxis Berhad (Wireless Telecommunication Services)	198
56,300	MISC Berhad (Marine)	116
31,300	MMC Corp. Berhad (Industrial Conglomerates)	23
137,400	Petronas Chemicals Group Berhad (Chemicals)	261
12,400	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	76
29,000	Petronas Gas Berhad (Gas Utilities)	203
23,800	PPB Group Berhad (Food Products)	103
122,540	Public Bank Berhad (Banks)	705
31,100	RHB Capital Berhad (Banks)	84
172,300	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	216
132,200	Sime Darby Berhad (Industrial Conglomerates)	369
50,300	Telekom Malaysia Berhad (Diversified Telecommunication Services)	101
140,800	Tenega Nasional Berhad (Electric Utilities)	532
80,900	UEM Sunrise Berhad (Real Estate Management & Development)	45
28,500	UMW Holdings Berhad (Automobiles)	107
216,100	YTL Corp. Berhad (Multi-Utilities)	111
75,600	YTL Power International Berhad (Multi-Utilities)(a)	38
		7,540
	Malta — 0.00%
11,096	Brait SE (Diversified Financial Services)	72

	Mexico — 0.51%
140,800	Alfa SAB de CV, Class - A (Industrial Conglomerates)	485
1,683,300	America Movil SAB de CV (Wireless Telecommunication Services)	2,121
17,100	Arca Continental SAB de CV (Beverages)	117
578,376	Cemex SAB de CV (Construction Materials)(a)	754
18,100	Cemex SAB de CV - Sponsored ADR (Construction Materials)(a)	236
21,800	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	220
58,100	Compartamos SAB de CV (Consumer Finance)	124
21,700	Controladora Comercial Mexicana SAB de CV (Food & Staples Retailing)	81
9,600	El Puerto de Liverpool SAB de CV, Class - C1 (Multiline Retail)(a)	111
99,900	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)	329
96,200	Fomento Economico Mexicano SAB de CV (Beverages)	885
42,400	Genomma Lab Internacional SAB de CV, B Shares (Pharmaceuticals)(a)	102
1,900	Gruma, SAB de CV, Class - B (Food Products)(a)	20
16,100	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)	109
10,800	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)	139
80,900	Grupo Bimbo SAB de CV (Food Products)	235
28,800	Grupo Carso SAB de CV, Series A1 (Industrial Conglomerates)	168

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mexico (continued)
19,100	Grupo Comercial Chedraui SAB de CV (Food & Staples Retailing)	$67
122,900	Grupo Financiero Banorte SAB de CV (Banks)	786
114,300	Grupo Financiero Inbursa SAB de CV, Class - O (Banks)	327
95,600	Grupo Financiero Santander Mexico SAB de CV, B Shares (Banks)(a)	259
7,700	Grupo Lala SAB de CV (Food Products)	19
188,900	Grupo Mexico SAB de CV, Series B (Metals & Mining)	635
114,874	Grupo Televisa SA, ADR (Media)	3,891
128,300	Grupo Televisa SAB de CV (Media)	871
7,280	Industrias Penoles SAB de CV (Metals & Mining)	167
75,300	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	178
47,200	Mexichem SAB de CV (Chemicals)	197
35,000	Minera Frisco SAB de CV, Class - A1 (Metals & Mining)(a)	64
30,200	Ohl Mexico SAB de CV (Transportation Infrastructure)(a)	82
12,700	Promotora y Operadora de Infraestructura SAB de CV (Construction & Engineering)(a)	174
261,400	Wal-Mart de Mexico SAB de CV, Series V (Food & Staples Retailing)	659
		14,612
	Netherlands — 3.42%
73,901	AEGON NV (Insurance)	610
13,400	AerCap Holdings NV (Trading Companies & Distributors)(a)	548
155,373	Akzo Nobel NV (Chemicals)	10,646
132,502	ASML Holding NV (Semiconductors & Semiconductor Equipment)	13,190
13,219	ASML Holding NV, NYS (Semiconductors & Semiconductor Equipment)	1,306
70,821	Cnh Industrial NV (Machinery)	563
4,450	Corio NV (Real Estate Investment Trusts)	218
9,050	Delta Lloyd NV (Insurance)	218
78,396	European Aeronautic Defence & Space Co. (Aerospace & Defense)	4,932
20,462	Fugro NV (Energy Equipment & Services)	619
38,237	Gemalto NV (Software)^	3,510
36,700	ING Groep NV (Banks)(a)	524
294,260	Koninklijke Ahold NV (Food & Staples Retailing)	4,764
12,526	Koninklijke Boskalis Westminster NV (Construction & Engineering)	705
81,157	Koninklijke DSM NV (Chemicals)	5,007
218,648	Koninklijke Philips Electronics NV (Industrial Conglomerates)	6,976
461,389	Reed Elsevier NV (Media)	10,470
425,725	TNT NV (Air Freight & Logistics)(a)	1,839
580,764	Unilever NV (Food Products)	23,127
78,155	Wolters Kluwer NV (Media)	2,085
55,100	Yandex NV (Internet Software & Services)(a)	1,532
84,542	Ziggo NV (Diversified Telecommunication Services)(b)	3,960
		97,349
	New Zealand — 0.06%
109,129	Auckland International Airport Ltd. (Transportation Infrastructure)	328
196,200	Infratil Ltd. (Electric Utilities)	433
384,077	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	890
		1,651
	Norway — 0.78%
96,503	DNB ASA (Banks)	1,808
16,775	Gjensidige Forsikring ASA (Insurance)	355
51,761	Opera Software ASA (Internet Software & Services)	725
258,022	Orkla ASA (Food Products)	2,334
396,616	Statoil ASA (Oil, Gas & Consumable Fuels)	10,820
182,604	Telenor ASA (Diversified Telecommunication Services)	4,009
44,146	Yara International ASA (Chemicals)	2,217
		22,268
	Papua New Guinea — 0.11%
393,429	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	3,072

	Peru — 0.02%
9,800	Compania de Minas Buenaventura SA - Sponsored ADR (Metals & Mining)	113
3,300	Credicorp Ltd. (Banks)	507
		620
	Philippines — 0.08%
100,830	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	121
68,900	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	63
106,000	Alliance Global Group, Inc. (Industrial Conglomerates)	61
8,270	Ayala Corp. (Diversified Financial Services)	137
290,700	Ayala Land, Inc. (Real Estate Management & Development)	227
40,520	Bank of the Philippine Islands (Banks)	88
66,410	BDO Unibank, Inc. (Banks)	145
41,000	DMCI Holdings, Inc. (Industrial Conglomerates)	72
433,700	Energy Development Corp. (Independent Power and Renewable Electricity Producers)	78
1,850	Globe Telecom, Inc. (Wireless Telecommunication Services)	67

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Philippines (continued)
26,590	International Container Terminal Services, Inc. (Transportation Infrastructure)	$65
125,900	JG Summit Holdings, Inc. (Industrial Conglomerates)	163
21,880	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	96
187,000	Megaworld Corp. (Real Estate Management & Development)	21
569,000	Metro Pacific Investments Corp. (Diversified Financial Services)	62
15,310	Metropolitan Bank & Trust Co. (Banks)	30
4,365	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	301
7,340	SM Investments Corp. (Industrial Conglomerates)	131
580,600	SM Prime Holdings, Inc. (Real Estate Management & Development)	226
44,920	Universal Robina Corp. (Food Products)	187
		2,341
	Poland — 0.12%
3,998	Alior Bank SA (Banks)(a)	103
1,729	Bank Handlowy w Warszawie SA (Banks)	65
23,377	Bank Millennium SA (Banks)	62
6,324	Bank Pekao SA (Banks)	371
1,447	Bank Zachodni WBK SA (Banks)	173
9,564	Cyfrowy Polsat SA (Media)	80
11,685	Enea SA (Electric Utilities)	57
3,200	Energa SA (Electric Utilities)	23
2,222	Eurocash SA (Food & Staples Retailing)	22
36,884	Getin Nobel Bank SA (Banks)(a)	31
2,212	Grupa Azoty SA (Chemicals)	42
3,961	Grupa Lotos SA (Oil, Gas & Consumable Fuels)(a)	34
2,272	Jastrzebska Spolka Weglowa SA (Metals & Mining)(a)	22
6,736	KGHM Polska Miedz SA (Metals & Mining)	258
18	LPP SA (Textiles, Apparel & Luxury Goods)	54
776	mBank (Banks)	115
38,252	PGE SA (Electric Utilities)	243
15,509	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	193
92,662	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	142
45,633	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	546
2,886	Powszechny Zaklad Ubezpieczen SA (Insurance)	420
29,075	Synthos SA (Chemicals)	40
57,327	Tauron Polska Energia SA (Electric Utilities)	93
34,745	Telekomunikacja Polska SA (Diversified Telecommunication Services)	122
		3,311
	Portugal — 0.15%
946,775	EDP - Energias de Portugal SA (Electric Utilities)	4,131

	Qatar — 0.04%
4,735	Barwa Real Estate Co. (Real Estate Management & Development)	52
1,592	Doha Bank Qsc (Banks)	25
3,244	Industries Qatar Q.S.C. (Industrial Conglomerates)	166
20,596	Masraf Al Rayan (Banks)	316
3,897	Ooredoo Qsc (Diversified Telecommunication Services)	142
1,310	Qatar Electricity & Water Co. (Multi-Utilities)	68
3,454	Qatar Islamic Bank (Banks)	107
3,606	Qatar National Bank (Banks)	201
1,615	The Commercial Bank of Qatar QSC (Banks)	31
16,753	Vodafone Qatar (Wireless Telecommunication Services)	97
		1,205
	Russia — 0.33%
22,000	ALROSA AO (Metals & Mining)	20
5,977,000	Federal Hydrogenerating Co. (Electric Utilities)	106
580,842	Gazprom OAO (Oil, Gas & Consumable Fuels)	2,024
25,202	LUKOIL OAO (Oil, Gas & Consumable Fuels)	1,283
11,221	LUKOIL OAO - Sponsored ADR (Oil, Gas & Consumable Fuels)	571
12,842	Magnit OJSC - Sponsored GDR, Registered Shares (Food & Staples Retailing)	742
4,602	MegaFon OAO - Sponsored GDR (Wireless Telecommunication Services)	117
2,763	Mining and Metallurgical Co. Norilsk Nickel OJSC (Metals & Mining)	511
25,700	Mobile TeleSystems OJSC - Sponsored ADR (Wireless Telecommunication Services)	384
4,502	NovaTek OAO - Sponsored GDR, Registered Shares (Oil, Gas & Consumable Fuels)	469
59,870	Rosneft Oil (Oil, Gas & Consumable Fuels)	351
40,080	Rostelecom OJSC (Diversified Telecommunication Services)	106
527,570	Sberbank of Russia (Banks)	1,006
59,829	Sberbank of Russia - Sponsored ADR (Banks)	471
11,950	Severstal (Metals & Mining)	119
6,696	Sistema JSFC - Registered, GDR (Wireless Telecommunication Services)	46
344,600	Surgutneftegas (Oil, Gas & Consumable Fuels)	227
70,570	Tatneft, Class - S (Oil, Gas & Consumable Fuels)	414

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
65,820	Uralkali OJSC (Chemicals)	$233
255,700,000	VTB Bank OJSC (Banks)	246
		9,446
	Singapore — 1.46%
554,000	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	977
541,909	CapitaCommercial Trust (Real Estate Investment Trusts)	678
702,000	CapitaMall Trust (Real Estate Investment Trusts)	1,051
1,166,000	ComfortDelGro Corp. Ltd. (Road & Rail)	2,194
376,147	DBS Group Holdings Ltd. (Banks)	5,432
2,927,907	Hutchison Port Holdings Trust (Transportation Infrastructure)	2,050
735,791	Keppel Corp. Ltd. (Industrial Conglomerates)	6,057
185,000	Keppel Land Ltd. (Real Estate Management & Development)	508
443,000	M1 Ltd./Singapore (Wireless Telecommunication Services)	1,237
277,897	Olam International Ltd. (Food & Staples Retailing)	512
369,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	2,818
480,000	SembCorp Industries Ltd. (Industrial Conglomerates)	1,950
554,000	SembCorp Marine Ltd. (Machinery)^	1,624
277,399	Singapore Exchange Ltd. (Diversified Financial Services)	1,573
815,947	Singapore Press Holdings Ltd. (Media)^	2,687
405,000	Singapore Tech Engineering (Aerospace & Defense)	1,159
2,672,110	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	7,961
1,073,011	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	993
		41,461
	South Africa — 0.53%
76,767	African Bank Investments Ltd. (Diversified Financial Services)	—
5,764	African Rainbow Minerals Ltd. (Metals & Mining)	73
2,999	Anglo Platinum Ltd. (Metals & Mining)(a)	97
19,886	AngloGold Ashanti Ltd. (Metals & Mining)(a)	243
17,157	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	512
1,828	Assore Ltd. (Metals & Mining)	35
16,448	Barclays Africa Group Ltd. (Banks)	225
9,687	Barloworld Ltd. (Trading Companies & Distributors)	79
14,790	Bidvest Group Ltd. (Industrial Conglomerates)	375
10,023	Coronation Fund Managers Ltd. (Capital Markets)	86
15,712	Discovery Ltd. (Insurance)	137
6,121	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	70
152,025	FirstRand Ltd. (Diversified Financial Services)	579
40,720	Gold Fields Ltd. (Metals & Mining)	160
97,942	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	214
20,771	Harmony Gold Mining Co. Ltd. (Metals & Mining)(a)	46
26,246	Impala Platinum Holdings Ltd. (Metals & Mining)	203
9,054	Imperial Holdings Ltd. (Distributors)	140
12,100	Investec Ltd. (Capital Markets)	102
3,081	Kumba Iron Ore Ltd. (Metals & Mining)	73
6,319	Liberty Holdings Ltd. (Insurance)	69
48,976	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	193
4,562	Massmart Holdings Ltd. (Food & Staples Retailing)	50
19,941	Mediclinic International Ltd. (Health Care Providers & Services)	163
50,183	MMI Holdings Ltd. (Insurance)	117
22,395	Mr. Price Group Ltd. (Specialty Retail)	422
82,556	MTN Group Ltd. (Wireless Telecommunication Services)	1,746
26,423	Nampak Ltd. (Containers & Packaging)	96
22,084	Naspers Ltd. (Media)	2,439
9,852	Nedbank Group Ltd. (Banks)	191
43,525	Netcare Ltd. (Health Care Providers & Services)	122
17,327	Northam Platinum Ltd. (Metals & Mining)(a)	57
10,672	Pick n Pay Stores Ltd. (Food & Staples Retailing)	50
23,176	PPC Ltd. (Construction Materials)	61
142,544	Redefine Properties Ltd. (Real Estate Management & Development)	123
23,613	Remgro Ltd. (Diversified Financial Services)	478
32,328	RMB Holdings Ltd. (Diversified Financial Services)	163
36,650	RMI Holdings Ltd. (Insurance)	115
7,680	Samsung Heavy Industries Co. Ltd. (Machinery)	184
88,061	Sanlam Ltd. (Insurance)	510
25,158	Sappi Ltd. (Paper & Forest Products)(a)	99
27,139	Sasol Ltd. (Oil, Gas & Consumable Fuels)	1,476
46,908	Shoprite Holdings Ltd. (Food & Staples Retailing)	582
59,327	Standard Bank Group Ltd. (Banks)	688
100,568	Steinhoff International Holdings Ltd. (Household Durables)	482
10,349	The Foschini Group Ltd. (Specialty Retail)	108
7,858	The Spar Group Ltd. (Food & Staples Retailing)	88
7,849	Tiger Brands Ltd. (Food Products)	220
18,810	Truworths International Ltd. (Specialty Retail)	113

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
17,719	Vodacom Group Ltd. (Wireless Telecommunication Services)	$204
44,639	Woolworths Holdings Ltd. (Multiline Retail)	277
		15,135
	South Korea — 1.64%
167	Amorepacific Corp. (Personal Products)	378
146	Amorepacific Group (Personal Products)	162
8,720	BS Financial Group, Inc. (Banks)	140
3,253	Celltrion, Inc. (Pharmaceuticals)^(a)	151
3,920	Cheil Worldwide, Inc. (Media)(a)	83
369	CJ Cheiljedang Corp. (Food Products)	136
653	CJ Corp. (Industrial Conglomerates)	108
2,810	Coway Co. Ltd. (Household Durables)	225
1,443	Daelim Industrial Co. Ltd. (Construction & Engineering)	103
5,480	Daewoo Engineering & Construction Co. Ltd. (Construction & Engineering)(a)	40
2,410	Daewoo International Corp. (Trading Companies & Distributors)	86
8,960	Daewoo Securities Co. Ltd. (Capital Markets)(a)	91
4,980	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)	96
6,490	DGB Financial Group, Inc. (Banks)	103
2,223	Dongbu Insurance Co. Ltd. (Insurance)	125
338	Doosan Corp. (Industrial Conglomerates)	33
2,510	Doosan Heavy Industries & Construction Co. Ltd. (Construction & Engineering)	62
5,820	Doosan Infracore Co. Ltd. (Machinery)(a)	61
1,015	E-Mart Co. Ltd. (Food & Staples Retailing)	222
2,500	GS Engineering & Construction Corp. (Construction & Engineering)(a)	87
2,319	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	89
1,960	Halla Climate Control Corp. (Auto Components)	95
14,020	Hana Financial Group, Inc. (Banks)	512
3,548	Hankook Tire Co. Ltd. (Auto Components)	173
4,700	Hanwha Chemical Corp. (Chemicals)	61
2,510	Hanwha Corp. (Chemicals)	70
758	Honam Petrochemical Corp. (Chemicals)	101
1,078	Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	122
27,810	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)(a)	1,232
1,093	Hyosung Corp. (Chemicals)	78
798	Hyundai Department Store (Multiline Retail)	121
2,980	Hyundai Development Co. (Construction & Engineering)	121
3,354	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	191
662	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	202
2,047	Hyundai Heavy Industries Co. Ltd. (Machinery)	267
3,340	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	92
3,690	Hyundai Merchant Marine Co. Ltd. (Marine)(a)	34
565	Hyundai Mipo Dockyard Co. (Machinery)	66
12,745	Hyundai Mobis Co. Ltd. (Auto Components)	3,104
25,228	Hyundai Motor Co. Ltd. (Automobiles)	4,556
3,384	Hyundai Steel Co. (Metals & Mining)	238
818	Hyundai Wia Corp. (Auto Components)	167
13,300	Industrial Bank of Korea (Banks)	201
1,600	Jinro Ltd. (Beverages)	35
4,900	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	166
18,930	KB Financial Group, Inc. (Banks)	692
239	KCC Corp. (Building Products)	163
12,924	Kia Motors Corp. (Automobiles)	658
2,060	Korea Aerospace Industries Ltd. (Aerospace & Defense)	80
12,680	Korea Electric Power Corp. (Electric Utilities)	579
1,516	Korea Gas Corp. (Gas Utilities)(a)	79
1,710	Korea Investment Holdings Co. Ltd. (Capital Markets)	90
772	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	51
11,210	Korea Life Insurance Co. Ltd. (Insurance)	75
441	Korea Zinc Co. Ltd. (Metals & Mining)	163
1,580	Korean Air Lines Co. Ltd. (Airlines)(a)	54
2,930	KT Corp. (Diversified Telecommunication Services)	95
49,847	KT&G Corp. (Tobacco)	4,466
2,266	LG Chem Ltd. (Chemicals)	549
4,744	LG Corp. (Industrial Conglomerates)	345
11,440	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)(a)	368
5,219	LG Electronics, Inc. (Household Durables)	324
1,239	LG Household & Health Care Ltd. (Household Products)	595
632	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)(a)	69
9,660	LG UPlus Corp. (Diversified Telecommunication Services)	113
37	Lotte Confectionery Co. Ltd. (Food Products)	76
575	Lotte Shopping Co. Ltd. (Multiline Retail)	172
732	LS Corp. (Electrical Equipment)	46
827	LS Industrial Systems Co. Ltd. (Electrical Equipment)	46

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
1,360	Mirae Asset Securities Co. Ltd. (Capital Markets)	$57
2,402	Naver Corp. (Internet Software & Services)	1,837
810	NCsoft Corp. (Software)	103
769	OCI Co. Ltd. (Chemicals)(a)	95
782	Orion Corp. (Food Products)	648
544	Paradise Co. Ltd. (Hotels, Restaurants & Leisure)	18
3,210	POSCO (Metals & Mining)	999
880	S1 Corp. (Commercial Services & Supplies)	68
6,166	Samsung C&T Corp. (Trading Companies & Distributors)	442
1,530	Samsung Card Co. Ltd. (Consumer Finance)	76
2,826	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	133
7,270	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	8,159
1,316	Samsung Engineering Co. Ltd. (Construction & Engineering)(a)	75
1,654	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	443
3,023	Samsung Life Insurance Co. Ltd. (Insurance)	304
2,624	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	305
2,770	Samsung Securities Co. Ltd. (Capital Markets)	117
1,596	Samsung Techwin Co. Ltd. (Industrial Conglomerates)	53
20,940	Shinhan Financial Group Co. Ltd. (Banks)	964
378	Shinsegae Co. Ltd. (Multiline Retail)	79
1,027	SK C&C Co. Ltd. (IT Services)	236
1,257	SK Holdings Co. Ltd. (Industrial Conglomerates)	225
2,516	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	193
4,620	SK Networks Co. Ltd. (Trading Companies & Distributors)(a)	46
21,993	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	6,046
1,096	S-Oil Corp. (Oil, Gas & Consumable Fuels)	44
14,550	Woori Finance Holdings Co. Ltd. (Banks)(a)	180
6,560	Woori Investment & Securities Co. Ltd. (Capital Markets)	73
403	Yuhan Corp. (Pharmaceuticals)	71
		46,623
	Spain — 2.65%
142,965	Abertis Infraestructuras SA (Transportation Infrastructure)	2,824
61,844	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	2,376
44,338	Amadeus It Holding SA (IT Services)	1,659
522,675	Banco Bilbao Vizcaya SA (Banks)	6,304
2,464,448	Banco Santander SA (Banks)	23,689
261,007	CaixaBank SA (Banks)	1,589
8,717	Cemex Latam Holdings SA (Construction Materials)(a)	77
96,048	Corporacion Mapfre (Insurance)	340
17,060	Enagas (Gas Utilities)	550
274,747	Ferrovial SA (Construction & Engineering)	5,328
31,149	Gas Natural SDG SA (Gas Utilities)	917
36,401	Grifols SA (Biotechnology)	1,491
8,500	Grifols SA, Class - B (Biotechnology)	303
32,066	Grifols SA, ADR (Biotechnology)	1,126
427,752	Iberdrola SA (Electric Utilities)	3,063
29,543	Industria de Diseno Textil SA (Textiles, Apparel & Luxury Goods)	816
20,785	Red Electrica Corporacion SA (Electric Utilities)	1,800
311,788	Repsol YPF SA (Oil, Gas & Consumable Fuels)	7,403
44,906	Tecnicas Reunidas SA (Energy Equipment & Services)	2,381
727,668	Telefonica SA (Diversified Telecommunication Services)	11,262
		75,298
	Sweden — 2.63%
60,176	Assa Abloy AB, Class - B (Building Products)	3,108
41,874	Atlas Copco AB, A Shares (Machinery)	1,202
220,589	Electrolux AB, Series B (Household Durables)	5,838
102,396	Hennes & Mauritz AB, B Shares (Specialty Retail)	4,251
19,022	ICA Gruppen AB (Construction & Engineering)	622
19,042	Industrivarden AB, C Shares (Diversified Financial Services)	333
439,305	Nordea Bank AB (Banks)	5,718
665,371	Sandvik AB (Machinery)	7,508
194,347	Securitas AB, B Shares (Commercial Services & Supplies)	2,159
413,774	Skandinaviska Enskilda Banken AB, Class - A (Banks)	5,530
221,784	Skanska AB, B Shares (Construction & Engineering)	4,590
45,419	Svenska Handelsbanken AB, A Shares (Banks)	2,138
140,949	Swedbank AB, A Shares (Banks)	3,550
98,718	Tele2 AB, B Shares (Wireless Telecommunication Services)	1,193
1,725,312	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	21,909

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
740,800	TeliaSonera AB (Diversified Telecommunication Services)	$5,127
		74,776
	Switzerland — 9.61%
1,162,893	ABB Ltd. - Registered (Electrical Equipment)	26,170
29,921	Actelion Ltd. - Registered (Biotechnology)	3,520
6,927	Baloise Holding AG - Registered (Insurance)	889
130,127	Clariant AG (Chemicals)	2,230
42,173	Compagnie Financiere Richemont SA - Registered (Textiles, Apparel & Luxury Goods)	3,462
85,311	Credit Suisse Group AG - Registered (Capital Markets)	2,366
13,075	DKSH Holding Ltd. (Professional Services)	976
5,830	Givaudan SA - Registered (Chemicals)	9,333
34,441	Holcim Ltd. - Registered (Construction Materials)	2,513
26,013	Julius Baer Group Ltd. (Capital Markets)	1,168
25,725	Kuehne & Nagel International (Marine)	3,250
677,280	Nestle SA (Food Products)	49,847
625,291	Novartis AG - Registered (Pharmaceuticals)	59,057
3,460	Pargesa Holding SA (Diversified Financial Services)	276
12,159	Partners Group Holding AG (Capital Markets)	3,204
224,267	Roche Holding AG - Genusscheine (Pharmaceuticals)	66,516
2,064	SGS SA - Registered (Professional Services)	4,284
4,417	Swiss Life Holding (Insurance)	1,056
13,511	Swiss Prime Site AG - Registered (Real Estate Management & Development)	1,004
45,556	Swiss Re AG (Insurance)	3,634
9,189	Swisscom AG - Registered (Diversified Telecommunication Services)	5,223
5,062	Syngenta AG - Registered (Chemicals)	1,614
6,194	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	2,947
6,703	The Swatch Group AG - Registered (Textiles, Apparel & Luxury Goods)	587
458,576	UBS AG - Registered (Capital Markets)	8,003
33,118	Zurich Financial Services AG (Insurance)	9,882
		273,011
	Taiwan — 0.82%
134,000	Acer, Inc. (Technology Hardware, Storage & Peripherals)(a)	94
303,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	352
16,492	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	117
100,980	Asia Cement Corp. (Construction Materials)	129
90,000	Asia Pacific Telecom Co. Ltd. (Diversified Telecommunication Services)	52
34,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	324
412,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	174
32,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	297
8,466	Catcher Technology Co. Ltd. - Sponsored GDR, Registered Shares (Technology Hardware, Storage & Peripherals)(a)	392
401,100	Cathay Financial Holding Co. Ltd. (Insurance)	654
243,780	Chang Hwa Commercial Bank Ltd. (Banks)	149
82,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	181
27,135	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	81
88,000	China Airlines Ltd. (Airlines)(a)	30
660,000	China Development Financial Holding Corp. (Banks)	203
116,600	China Life Insurance Co. Ltd. (Insurance)	96
35,000	China Motor Corp. (Automobiles)	31
583,440	China Steel Corp. (Metals & Mining)	499
662,641	Chinatrust Financial Holding Co. Ltd. (Banks)	445
185,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	558
20,000	Clevo Co. (Technology Hardware, Storage & Peripherals)	35
218,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	163
32,000	CTCI Corp. (Construction & Engineering)	54
91,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	574
312,544	E.Sun Financial Holding Co. Ltd. (Banks)	190
8,320	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	76
44,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	82
61,000	EVA Airways Corp. (Airlines)(a)	32
68,000	Evergreen Marine Corp. Ltd. (Marine)(a)	40
67,320	Far Eastern Department Stores Ltd. (Multiline Retail)	65
136,680	Far Eastern New Century Corp. (Industrial Conglomerates)	138

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
81,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	$155
19,000	Farglory Land Development Co. Ltd. (Real Estate Management & Development)	22
380,920	First Financial Holdings Co. Ltd. (Banks)	230
156,000	Formosa Chemicals & Fibre Corp. (Chemicals)	361
2,200	Formosa International Hotels Corp. (Hotels, Restaurants & Leisure)	23
58,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	141
203,000	Formosa Plastics Corp. (Chemicals)	481
41,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	40
45,150	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	112
319,000	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	490
14,000	Giant Manufacturing Co. Ltd. (Leisure Products)	109
2,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	84
24,000	Highwealth Construction Corp. (Real Estate Management & Development)	38
9,270	Hiwin Technologies Corp. (Machinery)	83
613,760	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	1,937
13,000	Hotai Motor Co. Ltd. (Specialty Retail)	177
24,000	HTC Corp. (Technology Hardware, Storage & Peripherals)(a)	104
282,220	Hua Nan Financial Holdings Co. Ltd., Class - C (Banks)	165
304,500	Innolux Corp. (Electronic Equipment, Instruments & Components)	132
100,000	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment)(a)	149
120,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	78
15,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	56
5,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	358
98,490	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	142
70,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,036
466,000	Mega Financial Holding Co. Ltd. (Banks)	382
10,500	Merida Industry Co. Ltd. (Leisure Products)	73
236,000	Nan Ya Plastics Corp. (Chemicals)	516
28,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	139
76,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	140
7,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	49
106,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	118
15,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	27
29,000	President Chain Store Corp. (Food & Staples Retailing)	208
228,960	President Enterprises Corp. (Food Products)	398
128,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	325
13,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	51
24,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	85
33,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	54
27,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	60
10,400	ScinoPharm Taiwan Ltd. (Pharmaceuticals)	21
372,144	Shin Kong Financial Holding Co. Ltd. (Insurance)	113
141,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	194
15,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	73
358,826	SinoPac Financial Holdings Co. Ltd. (Banks)	154
17,440	Standard Foods Corp. (Food Products)	39
67,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	93
386,965	Taishin Financial Holding Co. Ltd. (Banks)	181
253,760	Taiwan Business Bank (Banks)(a)	75
160,000	Taiwan Cement Corp. (Construction Materials)	238
298,200	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	161
31,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	51
48,000	Taiwan Glass Industry Corp. (Building Products)	40
79,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	240

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
1,208,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	$4,765
96,000	Teco Electric & Machinery Co. Ltd. (Electrical Equipment)	98
12,000	Tpk Holding Co. Ltd. (Electronic Equipment, Instruments & Components)	72
10,000	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	33
23,100	TSRC Corp. (Chemicals)	28
18,000	U-Ming Marine Transport Corp. (Marine)	27
55,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	41
579,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	240
38,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	56
130,000	Walsin Lihwa Corp. (Electrical Equipment)(a)	43
123,423	Wistron Corp. (Technology Hardware, Storage & Peripherals)	126
76,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	93
53,000	Yang Ming Marine Transport (Marine)(a)	23
431,525	Yuanta Financial Holding Co. Ltd. (Capital Markets)	213
42,000	Yulon Motor Co. Ltd. (Automobiles)	63
		23,229
	Thailand — 0.16%
51,200	Advanced INFO Service Public Co. Ltd. (Wireless Telecommunication Services)	355
22,300	Airports of Thailand Public Co. Ltd. - Foreign Registered Shares (Transportation Infrastructure)	164
27,300	Bangkok Bank Public Co. Ltd. - NVDR (Banks)	172
163,000	Bangkok Dusit Medical Service Public Co. Ltd., Class - F (Health Care Providers & Services)	93
43,700	Banpu Public Co. Ltd. - Foreign Registered Shares (Oil, Gas & Consumable Fuels)	40
51,900	BEC World Public Co. Ltd. - Foreign Registered Shares (Media)	75
309,900	BTS Group Holdings Public Co. Ltd. (Road & Rail)	96
5,600	Bumrungrad Hospital Public Co. Ltd. (Health Care Providers & Services)	23
71,200	Central Pattana Public Co. Ltd. - Foreign Registered Shares (Real Estate Management & Development)	102
118,400	Charoen Pokphand Foods Public Co. Ltd. (Food Products)	111
217,400	CP ALL Public Co. Ltd. (Food & Staples Retailing)	300
30,200	Glow Energy Public Co. Ltd. (Independent Power and Renewable Electricity Producers)	89
186,857	Home Product Center Public Co. Ltd. - Foreign Registered Shares (Specialty Retail)(a)	60
58,000	Indorama Ventures Public Co. Ltd. (Chemicals)	46
615,300	IRPC Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	65
90,300	Kasikornbank Public Co. Ltd. (Banks)	654
190,800	Krung Thai Bank Public Co. Ltd. - Foreign Registered Shares (Banks)	140
86,700	Minor International Public Co. Ltd. - Foreign Registered Shares (Hotels, Restaurants & Leisure)	99
68,600	PTT Exploration & Production Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	339
79,200	PTT Global Chemical Public Co. Ltd. (Chemicals)	149
42,400	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	471
76,600	Siam Commercial Bank Public Co. Ltd. (Banks)	430
46,700	Thai Oil Public Co. Ltd. - NVDR (Oil, Gas & Consumable Fuels)	74
18,300	The Siam Cement Public Co. Ltd. - NVDR (Construction Materials)	254
764,400	TMB Bank Public Co. Ltd. - Foreign Registered Shares (Banks)	73
342,910	True Corp. Public Co. Ltd. - Foreign Registered Shares (Diversified Telecommunication Services)(a)	126
		4,600
	Turkey — 0.11%
88,871	Akbank TAS (Banks)	290
10,714	Anadolu EFES Biracilik VE Malt Sanayii A/S (Beverages)(a)	124
12,316	Arcelik A/S (Household Durables)	66
10,187	Bim Birlesik Magazalar A/S (Food & Staples Retailing)	213
3,350	Coca-Cola Icecek A/S (Beverages)	72
90,465	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	95
21,338	Enka Insaat ve Sanayi AS (Industrial Conglomerates)	49
73,718	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	137
3,776	Ford Otomotiv Sanayi A/S (Automobiles)(a)	44

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
42,541	Haci OMER Sabanci Holding (Diversified Financial Services)	$179
32,650	KOC Holdings A/S (Industrial Conglomerates)	150
2,305	Koza Altin Isletmeleri A/S (Metals & Mining)	17
8,803	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	71
6,835	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	38
5,823	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	117
28,677	Turk Hava Yollari Anonim Ortakligi (Airlines)(a)	82
23,244	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	61
39,539	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)(a)	207
115,670	Turkiye Garanti Bankasi A/S (Banks)	406
30,116	Turkiye Halk Bankasi A/S (Banks)	181
75,852	Turkiye Is Bankasi A/S, C Shares (Banks)	169
28,042	Turkiye Sise ve Cam Fabrikalari A/S (Industrial Conglomerates)	36
40,653	Turkiye Vakiflar Bankasi TAO, Class - D (Banks)	75
7,460	Ulker Biskuvi Sanayi AS (Food Products)	49
39,061	Yapi ve Kredi Bankasi AS (Banks)	77
		3,005
	United Arab Emirates — 0.04%
80,302	Arabtec Holding Co. (Construction & Engineering)(a)	101
14,902	Dp World Ltd. (Transportation Infrastructure)	309
163,885	Dubai Financial Market (Diversified Financial Services)	150
85,070	Dubai Islamic Bank (Banks)	192
134,594	Emaar Properties PJSC (Real Estate Management & Development)	423
		1,175
	United Kingdom — 18.22%
262,300	AA PLC (Commercial Services & Supplies)(a)	1,371
57,797	Aberdeen Asset Management PLC (Capital Markets)	375
101,120	Admiral Group PLC (Insurance)	2,103
246,491	Afren PLC (Oil Gas & Consumable Fuels)(a)	414
201,450	Anglo American PLC (Metals & Mining)	4,519
165,248	Antofagasta PLC (Metals & Mining)	1,931
53,300	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	783
485,587	AstraZeneca PLC (Pharmaceuticals)	34,959
435,770	Aviva PLC (Insurance)	3,698
9,615	Babcock Int'l Group PLC (Commercial Services & Supplies)	170
1,351,984	BAE Systems PLC (Aerospace & Defense)	10,332
397,307	Balfour Beatty PLC (Construction & Engineering)	1,215
1,317,132	Barclays PLC (Banks)	4,856
92,219	Bellway PLC (Household Durables)	2,342
177,862	BG Group PLC (Oil, Gas & Consumable Fuels)	3,287
847,913	BHP Billiton PLC (Metals & Mining)	23,571
3,904,849	BP PLC (Oil, Gas & Consumable Fuels)	28,700
630,944	British American Tobacco PLC (Tobacco)	35,610
183,954	British Land Co. PLC (Real Estate Investment Trusts)	2,095
220,123	British Sky Broadcasting Group PLC (Media)	3,147
966,945	BT Group PLC (Diversified Telecommunication Services)	5,950
167,479	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	876
75,064	Carnival PLC (Hotels, Restaurants & Leisure)	2,998
1,655,918	Centrica PLC (Multi-Utilities)	8,261
91,062	Croda International PLC (Chemicals)	3,030
61,000	CSR PLC (Semiconductors & Semiconductor Equipment)	749
8,217	Diageo PLC (Beverages)	238
107,433	Direct Line Insurance Group (Insurance)	512
27,900	Ensco PLC, ADR (Energy Equipment & Services)	1,152
34,800	Fidessa Group PLC (Software)	1,293
1,017,630	GlaxoSmithKline PLC (Pharmaceuticals)	23,307
159,930	Grainger PLC (Real Estate Management & Development)	481
27,868	Greene King PLC (Hotels, Restaurants & Leisure)	355
335,091	Home Retail Group PLC (Internet & Catalog Retail)	907
297,653	Howden Joinery Group PLC (Specialty Retail)	1,635
2,550,088	HSBC Holdings PLC (Banks)	25,880
466,996	HSBC Holdings PLC (HK) (Banks)	4,784
84,406	ICAP PLC (Capital Markets)	530
29,567	IMI PLC (Machinery)	589
460,044	Imperial Tobacco Group PLC (Tobacco)	19,865
92,976	Inmarsat PLC (Diversified Telecommunication Services)	1,056
63,577	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	2,452
930,336	International Consolidated Airlines Group SA (Airlines)(a)	5,536
60,634	Investec PLC (Capital Markets)	511
247,396	ITV PLC (Media)	833
821,320	J Sainsbury PLC (Food & Staples Retailing)	3,348
45,964	John Wood Group PLC (Energy Equipment & Services)	566
102,010	Johnson Matthey PLC (Chemicals)	4,827
153,452	Kingfisher PLC (Specialty Retail)	806
611,301	Legal & General Group PLC (Insurance)	2,268

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
113,744	Liberty Global PLC, Class - A (Media)(a)	$4,839
122,614	Liberty Global PLC, Series C (Media)(a)	5,029
8,750,745	Lloyds Banking Group PLC (Banks)(a)	10,903
731,113	Marks & Spencer Group PLC (Multiline Retail)	4,795
144,538	Meggitt PLC (Aerospace & Defense)	1,057
191,465	Merlin Entertainments PLC (Hotels, Restaurants & Leisure)	1,089
359,549	Michael Page International PLC (Professional Services)	2,440
43,092	Micro Focus International PLC (Software)	740
419,197	National Grid PLC (Multi-Utilities)	6,034
10,725	Next PLC (Multiline Retail)	1,148
413,644	Ocado Group PLC (Internet & Catalog Retail)(a)	1,776
469,681	Old Mutual PLC (Insurance)	1,383
122,702	Ophir Energy PLC (Oil, Gas & Consumable Fuels)(a)	456
316,473	Pearson PLC (Media)	6,361
125,300	Persimmon PLC (Household Durables)(a)	2,710
78,425	Provident Financial PLC (Consumer Finance)	2,715
368,134	Prudential PLC (Insurance)	8,211
33,741	RecKitt Benckiser Group PLC (Household Products)	2,926
901,583	Rentokil Initial PLC (Commercial Services & Supplies)	1,722
147,305	Resolution Ltd. (Insurance)	736
219,067	Rexam PLC (Containers & Packaging)	1,746
750,058	Rio Tinto PLC (Metals & Mining)	36,855
391,820	Rolls-Royce Holdings PLC (Aerospace & Defense)	6,126
538,724	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	20,594
628,067	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	24,809
228,029	RSA Insurance Group PLC (Insurance)	1,791
92,669	SABMiller PLC (Beverages)	5,149
202,600	Saga PLC (Insurance)^(a)(b)	574
149,342	SEGRO PLC (Real Estate Investment Trusts)	879
23,541	Severn Trent PLC (Water Utilities)	716
69,345	Smiths Group PLC (Industrial Conglomerates)	1,421
101,036	SSE PLC (Electric Utilities)	2,534
232,850	Standard Chartered PLC (Banks)	4,305
243,765	Standard Life PLC (Insurance)	1,637
177,706	Tate & Lyle PLC (Food Products)	1,704
3,445,589	Tesco PLC (Food & Staples Retailing)	10,400
798,244	Thomas Cook Group PLC (Hotels, Restaurants & Leisure)(a)	1,540
141,148	Tullow Oil PLC (Oil, Gas & Consumable Fuels)	1,475
78,658	Unilever PLC (Food Products)	3,296
72,187	United Utilities Group PLC (Water Utilities)	946
8,436,787	Vodafone Group PLC (Wireless Telecommunication Services)	27,952
30,168	WH Smith PLC (Specialty Retail)	530
3,882	Whitbread PLC (Hotels, Restaurants & Leisure)	261
932,628	William Morrison Supermarkets PLC (Food & Staples Retailing)	2,544
		517,927
	United States — 0.13%
59,045	Cognizant Technology Solutions Corp. (IT Services)(a)	2,643
19,648	Nielsen Holdings NV (Professional Services)	871
8,500	Southern Copper Corp. (Metals & Mining)	252
		3,766
	Total Common Stocks	2,765,802

	Preferred Stocks — 0.44%
	Brazil — 0.21%
5,300	AES Tiete SA - Preferred (Independent Power and Renewable Electricity Producers)	46
102,500	Banco Bradesco SA - Preferred (Banks)	1,466
10,100	Banco do Estado do Rio Grande do Sul SA - Preferred, B Shares (Banks)	60
11,800	Bradespar SA - Preferred (Metals & Mining)	86
8,800	Braskem SA - Preferred, Class - A (Chemicals)	58
11,900	Centrais Eletricas Brasileiras SA - Preferred, B Shares (Electric Utilities)	50
36,900	Companhia Energetica de Minas Gerais SA - Preferred, ADR (Electric Utilities)	227
8,700	Companhia Energetica de Sao Paulo - Preferred, B Shares (Independent Power and Renewable Electricity Producers)	94
5,100	Companhia Paranaense de Energia-COPEL - Preferred, B Shares (Electric Utilities)	70
41,600	Gerdau SA - Preferred (Metals & Mining)	200
157,210	Itausa - Investimentos Itau SA - Preferred (Banks)	599
23,825	Lojas Americanas SA - Preferred (Multiline Retail)	135
12,200	Metalurgica Gerdau SA - Preferred (Metals & Mining)	71
73,300	Oi SA - Preferred (Diversified Telecommunication Services)	51
205,300	Petroleo Brasileiro SA - Preferred (Oil, Gas & Consumable Fuels)	1,527
15,700	Suzano Papel e Celulose SA - Preferred, Class - A (Paper & Forest Products)	63

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	Brazil (continued)
14,500	Telefonica Brasil SA - Preferred (Diversified Telecommunication Services)	$285
20,000	Usinas Siderurgicas de Minas Gerais SA - Preferred, Class - A (Metals & Mining)(a)	52
91,500	Vale SA - Preferred (Metals & Mining)	889
		6,029
	Chile — 0.01%
13,354	Embotelladora Andina SA - Preferred, B Shares (Beverages)	43
4,452	Sociedad Quimica y Minera de Chile SA - Preferred, B Shares (Chemicals)	116
		159
	Colombia — 0.02%
21,339	Bancolombia SA - Preferred (Banks)	302
6,064	Grupo Argos SA - Preferred (Construction Materials)	67
161,668	Grupo Aval Acciones y Valores SA - Preferred (Banks)	111
4,778	Grupo de Inversiones Suramericana - Preferred (Diversified Financial Services)	96
		576
	Germany — 0.14%
9,387	Bayerische Motoren Werke AG - Preferred (Automobiles)	764
32,590	Henkel AG & Co. KGaA - Preferred (Household Products)	3,254
		4,018
	Russia — 0.02%
75	AK Transneft OAO - Preferred (Oil, Gas & Consumable Fuels)	166
50,700	Sberbank of Russia - Preferred (Banks)	74
335,200	Surgutneftegas - Preferred (Oil, Gas & Consumable Fuels)	231
		471
	South Korea — 0.04%
1,944	Hyundai Motor Co. Ltd. - Preferred (Automobiles)	221
1,224	Hyundai Motor Co. Ltd. - Preferred (Automobiles)	137
386	LG Chem Ltd. - Preferred (Chemicals)	60
1,012	Samsung Electronics Co. Ltd. - Preferred (Semiconductors & Semiconductor Equipment)	861
		1,279
	Total Preferred Stocks	12,532

	Warrants — 0.00%
	Singapore — 0.00%
78,178	Olam International Ltd. (Food & Staples Retailing)(a)	48

	Thailand — 0.00%
5,800	Indorama Ventures Public Co. Ltd. (Chemicals)(a)	1
4,462	Indorama Ventures Public Co. Ltd. (Chemicals)(a)	—
		1
	Total Warrants	49

	Rights — 0.00%
	Hong Kong — 0.00%
15,600	Agile Property Holdings Ltd. (Real Estate Management & Development)(a)	2
1,771	Franshion Properties China Ltd. (Real Estate Management & Development)(a)	—
96,360	Yuexiu Property Co. Ltd. (Real Estate Management & Development)(a)	1
		3
	Malaysia — 0.00%
21,600	Bumi Armada Berhad (Energy Equipment & Services)(a)	4

	Russia — 0.00%
56,600	The Moscow Exchange Micex (Diversified Financial Services)(a)	83

	Spain — 0.00%
522,675	Banco Bilbao Vizcaya Argentaria SA (Banks)(a)	52
	Total Rights	142

	U.S. Treasury Obligation — 0.00%
$100	U.S. Treasury Bill, 0.02%, 12/11/14(c)	100
	Total U.S. Treasury Obligation	100

	Time Deposit — 0.62%
17,714	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/14	17,714
	Total Time Deposit	17,714

	Mutual Funds — 0.87%
7,448,000	Dreyfus Treasury Prime Cash Management Fund, 0.00% (d)	7,448
445,883	iShares MSCI India ETF, 0.50%	13,537
1,381,000	SSgA Treasury Money Market Fund, 0.00% (d)	1,381
2,162,000	SSgA U.S. Government Money Market Fund, 0.00% (d)	2,162
	Total Mutual Funds	24,528

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

	Security Description	Value (000)
	Repurchase Agreement — 0.35%
10,000	Jefferies LLC, 0.01%, 10/1/14 (Purchased on 9/30/14, proceeds at maturity $10,000,003 collateralized by U.S. Treasury Obligations, 0.01% - 2.88%, 12/26/14 – 11/15/40 fair value $10,207,543) (b)^^	10,000
	Total Repurchase Agreement	10,000

	Total Investments
	(cost $2,540,940) — 99.54%	$2,830,867
	Other assets in excess of liabilities — 0.46%	13,117
	Net Assets - 100.00%	$2,843,984

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $16,482 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Rate disclosed represents effective yield at purchase.
(d)	The rate disclosed is the rate in effect on September 30, 2014.

ADR—American Depositary Receipt
ETF—Exchange Traded Fund
FDR—Fiduciary Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2014 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC (EAFA)	Capital Guardian Trust Co.	Causeway Capital Management LLC	Lazard Asset Management LLC	Mellon Capital Management Corporation (Emerging Markets)	Total

Common Stocks	7.92%	55.96%	8.95%	7.74%	10.69%	6.00%	97.26%
Preferred Stocks	0.11%	0.03%	-	-	-	0.30%	0.44%
Warrants	-	-	0.00%	-	-	0.00%	0.00%
Rights	-	-	-	-	-	0.00%	0.00%
U.S. Treasury Obligations	-	-	-	-	-	0.00%	0.00%
Time Deposit	0.21%	-	0.33%	0.08%	-	-	0.62%
Mutual Funds	-	0.26%	-	-	0.08%	0.53%	0.87%
Repurchase Agreement	0.01%	0.09%	0.13%	0.10%	0.01%	0.01%	0.35%
Other Assets (Liabilities)	0.03%	0.51%	-0.06%	-0.06%	0.03%	0.01%	0.46%
Total Investments	8.28%	56.85%	9.35%	7.86%	10.81%	6.85%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2014.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
43	Mini MSCI Emerging Markets Index Future	$2,156	12/19/14	$(137)
	Net Unrealized Appreciation/(Depreciation)			$(137)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount(Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 09/30/14 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
1,062,000	Euro	Citigroup	10/3/14	$1,365	$1,341	$(24)
343,818,000	Japanese Yen	Bank of New York	10/22/14	3,162	3,136	(26)
	Total Currencies Purchased			$4,527	$4,477	$(50)

	Currencies Sold
1,062,000	Euro	Citibank	10/3/14	$1,394	$1,341	$53
22,464	Hong Kong Dollar	Mellon Bank	10/6/14	3	3	—
364,518	Hong Kong Dollar	Westpac Banking Corp	10/6/14	47	47	—
343,818,000	Japanese Yen	Bank of New York	10/22/14	3,209	3,136	73
1,815,670,000	Korean Won	Citibank	10/14/14	1,771	1,721	50
18,735,000	Swedish Krona	Credit Suisse	10/3/14	2,677	2,597	79
	Total Currencies Sold			$9,101	$8,845	$256
	Net Unrealized/Appreciation(Depreciation)					$206

Amounts designated as "—" are $0 or have been rounded to $0.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 88.23%
	Bermuda — 0.62%
8,517,320	Cosco Pacific Ltd. (Transportation Infrastructure)	$11,299

	Brazil — 8.15%
748,600	Ambev SA (Beverages)	4,927
413,900	Banco Bradesco SA (Banks)	5,971
539,247	Banco do Brasil SA (Banks)	5,609
3,628	Banco Santander Brasil SA (Banks)	24
912,400	BM&FBOVESPA SA (Diversified Financial Services)	4,186
967,500	Brasil Insurance Participacoes e Adminstracao SA (Insurance)	3,190
23,500	BRF SA (Food Products)	561
735,043	Cia de Saneamento Basico do Estado de Sao Paulo SABESP - Sponsored ADR (Water Utilities)	5,961
408,400	Cia Hering (Specialty Retail)	4,120
1,184,250	Cia Vale Do Rio, ADR (Metals & Mining)	11,499
3,700	Cielo SA (IT Services)	60
1,757,147	EDP - Energias do Brasil SA (Electric Utilities)	7,129
308,335	Fibria Celulose SA- Sponsored ADR (Paper & Forest Products)^(a)	3,392
1,326,690	Gerdau SA - Sponsored ADR (Metals & Mining)	6,368
383,400	Grupo BTG Pactual (Capital Markets)	5,002
622,403	Itau Unibanco Holding SA (Banks)	8,683
420,971	Itau Unibanco Holding SA - Sponsored ADR (Banks)	5,843
1,306,500	JBS SA (Food Products)	4,921
2,899,926	Magnesita Refratarios SA (Construction Materials)(b)	3,851
3,847,740	Oi SA - Sponsored ADR (Integrated Telecommunication Services)	2,693
1,066,700	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	7,584
2,305,860	Petroleo Brasileiro SA - Sponsored ADR (Oil, Gas & Consumable Fuels)	32,721
340,550	Telefonica Brasil SA - Sponsored ADR (Diversified Telecommunication Services)	6,702
593,100	Vale SA (Metals & Mining)	6,526
		147,523
	Cayman Islands — 1.53%
41,401,500	Parkson Retail Group Ltd. (Multiline Retail)(b)	11,997
1,052,000	Tencent Holdings Ltd. (Internet Software & Services)	15,649
		27,646
	Chile — 1.11%
1,265,419	AES Gener SA (Independent Power and Renewable Electricity Producers)	671
250,346	Cap SA (Metals & Mining)	2,653
1,055,469	Cencosud SA (Food & Staples Retailing)	3,109
66,402,472	CorpBanca SA (Banks)	848
638,735	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	7,246
17,663,144	Enersis SA (Electric Utilities)	5,608
		20,135
	China — 15.19%
14,251,000	Agricultural Bank of China Ltd., H Shares (Banks)	6,314
6,774,000	Air China Ltd. (Airlines)	4,284
3,925,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)^	12,536
25,600,100	Bank of China Ltd., H Shares (Banks)	11,474
3,958,000	Bank of Communications Co. Ltd., H Shares (Banks)	2,758
1,857,500	Baoxin Auto Group Ltd. (Specialty Retail)^	1,392
11,828,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)(b)	9,049
8,976,000	China CITIC Bank Corp. Ltd., H Shares (Banks)	5,445
4,650,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	2,719
18,930,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	8,801
51,860,350	China Construction Bank Corp., H Shares (Banks)	36,333
4,394,000	China Life Insurance Co. Ltd., H Shares (Insurance)	12,195
4,131,000	China Machinery Engineering Corp., H Shares (Construction & Engineering)	2,368
3,393,500	China Merchants Bank Co. Ltd., H Shares (Banks)	5,804
3,835,900	China Minsheng Banking Corp. Ltd., H Shares (Banks)	3,508
139,270	China Mobile Ltd. - Sponsored ADR (Wireless Telecommunication Services)	8,182
124,800	China Pacific Insurance Group Co. Ltd. (Insurance)	439
10,125,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	8,868
9,405,000	China Railway Group Ltd., H Shares (Construction & Engineering)	4,990
2,209,000	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	6,159
11,546,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	7,078
10,033,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	4,548
11,316,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	5,902
3,576,400	Dongfang Electric Corp. Limited, H Shares (Electrical Equipment)	6,439
22,629,200	Global Bio-Chem Technology Group Co. Ltd. (Food Products)(a)	874

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
5,225,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	$5,054
3,230,000	Haitong Securities Co. Ltd., H Shares (Capital Markets)	4,984
48,331,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	30,127
2,249,088	Inner Mongolia Yitai Coal Co. Ltd., B Shares (Oil, Gas & Consumable Fuels)	3,826
3,822,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	4,031
856,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	1,409
10,900,000	Lianhua Supermarket Holdings Ltd., H Shares (Food & Staples Retailing)^(a)(b)	5,840
8,070,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	10,341
1,471,500	Ping An Insurance Group Co. of China (Insurance)	11,049
293,700	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)(b)	718
1,084,000	Soho China Ltd. (Real Estate Management & Development)	785
1,770,000	Weichai Power Co. Ltd. (Machinery)	6,395
7,194,000	Wumart Stores, Inc., H Shares (Food & Staples Retailing)(b)	6,726
1,640,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	1,666
6,334,000	Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (Machinery)	3,695
		275,105
	Colombia — 0.63%
308,161	Banco Davivienda SA (Banks)	4,437
194,432	Bancolombia SA (Banks)	2,658
2,011,336	Ecopetrol SA (Oil, Gas & Consumable Fuels)	3,144
1,750,881	Grupo Aval Acciones y Valores SA (Banks)	1,193
		11,432
	Egypt — 0.01%
95,243	Telecom Egypt Co. (Diversified Telecommunication Services)	183

	Greece — 0.20%
1,098,005	National Bank of Greece SA (Banks)(a)	3,217
248,690	Piraeus Bank SA (Banks)(a)	421
		3,638
	Hong Kong — 3.92%
860,000	Agile Property Holdings Ltd. (Real Estate Management & Development)	528
306,000	China Everbright International Ltd. (Commercial Services & Supplies)	405
1,719,000	China Mobile Ltd. (Wireless Telecommunication Services)	19,870
176,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	453
2,452,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	6,616
3,541,000	China Zhentong Auto Services Holdings Ltd. (Specialty Retail)	2,070
1,571,000	CITIC Pacific Ltd. (Industrial Conglomerates)^	2,622
10,327,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	17,716
337	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)^	—
3,133,374	NWS Holdings Ltd. (Industrial Conglomerates)(b)	5,577
5,112,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	15,143
		71,000
	Hungary — 1.08%
713,608	OTP Bank Nyrt PLC (Banks)	12,132
473,610	Richter Gedeon Nyrt (Pharmaceuticals)	7,416
		19,548
	India — 8.84%
415,160	Bank of Baroda (Banks)	6,067
1,073,818	Bank of India (Commercial Banks)	4,034
1,630,700	Bharat Heavy Electricals Ltd. (Electrical Equipment)	5,293
934,570	Cairn India Ltd. (Oil, Gas & Consumable Fuels)	4,719
71,579	HDFC Bank Ltd. (Banks)	1,011
2,374,432	Hindalco Industries Ltd. (Metals & Mining)	6,027
467,520	Hindustan Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	3,650
174,175	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	2,976
237,800	ICICI Bank Ltd. (Banks)	5,520
1,404,390	IDFC Ltd. (Diversified Financial Services)	3,121
7,274,498	India Cements Ltd. (Construction Materials)(a)(b)	13,258
85,572	Infosys Ltd. (IT Services)	5,193
107,165	ITC Ltd. (Tobacco)	642
117,129	Jubilant Life Sciences Ltd. (Pharmaceuticals)	294
2,927,967	NMDC Ltd. (Metals & Mining)	7,842
3,126,741	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	7,043
746,690	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	4,940
475,722	Oriental Bank of Commerce (Banks)	1,769
3,095,243	Power Grid Corp. of India Ltd. (Electric Utilities)	6,779
301,860	Punjab National Bank (Banks)	4,337
704,556	Reliance Capital Ltd. (Diversified Financial Services)	5,195
1,254,625	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	19,214

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
11,540	Reliance Industries Ltd. - Sponsored GDR (Oil, Gas & Consumable Fuels)(c)	$353
1,788,289	Rolta India Ltd. (IT Services)	3,294
1,281,194	Rural Electrification Corp. Ltd. (Diversified Financial Services)	5,186
999,100	Sesa Sterlite Ltd. (Metals & Mining)	4,409
91,938	Sesa Sterlite Ltd. - Sponsored ADR (Metals & Mining)	1,587
1,543,480	South Indian Bank Ltd. (Banks)	650
450,480	State Bank of India (Banks)	17,841
3,910,290	Steel Authority of India Ltd. (Metals & Mining)	4,407
54,434	Tata Consultancy Services Ltd. (IT Services)	2,412
124,533	Tata Steel Ltd. - Sponsored GDR, Registered Shares (Metals & Mining)	922
		159,985
	Indonesia — 0.78%
3,494,000	PT Aneka Tambang Tbk (Metals & Mining)	318
6,602,100	PT Astra International Tbk (Automobiles)	3,821
457,900	PT Bank Central Asia Tbk (Banks)	492
492,100	PT Bank Rakyat Indonesia Persero Tbk (Banks)	421
4,652,200	PT Indofood Sukses Makmur Tbk (Food Products)	2,674
24,696,750	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	5,910
331,500	PT United Tractors Tbk (Machinery)	542
		14,178
	Jersey — 0.13%
25,248,000	West China Cement Ltd. (Construction Materials)	2,406

	Malaysia — 1.66%
5,873,200	Airasia Berhad (Airlines)	4,532
4,869,093	CIMB Group Holdings Berhad (Banks)	10,440
258,800	Hong Leong Financial Group Berhad (Banks)	1,389
2,337,814	Malayan Banking Berhad (Banks)	7,101
698,469	Parkson Holdings Berhad (Multiline Retail)(a)	613
1,976,000	Sime Darby Berhad (Industrial Conglomerates)	5,514
110,800	Tenega Nasional Berhad (Electric Utilities)	418
		30,007
	Mexico — 2.79%
1,798,400	Alpek SA de CV (Chemicals)	3,313
6,078,500	America Movil SAB de CV (Wireless Telecommunication Services)	7,663
449,672	Arca Continental SAB de CV (Beverages)	3,087
488,500	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	4,926
2,632,900	Consorcio ARA SAB de CV (Household Durables)(a)	1,198
807,390	Controladora Vuela Compania de Aviacion SAB de CV, Class - A, ADR (Airlines)(a)	7,008
454,800	El Puerto de Liverpool SAB de CV, Class - C1 (Multiline Retail)(a)	5,260
683,137	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)	4,605
271,300	Grupo Financiero Banorte SAB de CV (Banks)	1,738
2,138,000	Grupo Financiero Santander Mexico SAB de CV, B Shares (Banks)(a)	5,787
280,245	Grupo Mexico SAB de CV, Series B (Metals & Mining)	942
1,837,600	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	4,336
233,300	Wal-Mart de Mexico SAB de CV, Series V (Food & Staples Retailing)	587
		50,450
	Peru — 0.28%
226,500	Compania de Minas Buenaventura SA - Sponsored ADR (Metals & Mining)	2,623
16,200	Credicorp Ltd. (Banks)	2,485
		5,108
	Philippines — 0.02%
6,330	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	437

	Poland — 1.60%
203,820	Asseco Poland SA (Software)	2,870
140,457	KGHM Polska Miedz SA (Metals & Mining)	5,369
793,783	PGE SA (Electric Utilities)	5,030
949,716	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	11,381
2,680,309	Tauron Polska Energia SA (Electric Utilities)	4,349
		28,999
	Qatar — 0.29%
272,292	The Commercial Bank of Qatar QSC (Banks)	5,249

	Russia — 4.35%
4,334,229	Gazprom OAO - Sponsored GDR, ADR (Oil, Gas & Consumable Fuels)(b)	30,254
80,319	LUKOIL, ADR (Oil, Gas & Consumable Fuels)	4,096
102,630	LUKOIL OAO - Sponsored ADR (Oil, Gas & Consumable Fuels)	5,224
23,010	Magnit OJSC, Registered Shares, GDR (Food & Staples Retailing)	1,329
718,890	Mobile TeleSystems OJSC (Wireless Telecommunication Services)	4,358
4,408	Novatek OAO, GDR (Oil, Gas & Consumable Fuels)	459

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
1,287,660	Rosneft Oil Co. OJSC - Sponsored GDR, Registered Shares (Oil, Gas & Consumable Fuels)(c)	$7,503
1,316,490	Sberbank of Russia - Sponsored ADR (Banks)	10,426
452,700	Sberbank of Russia - Sponsored ADR (Banks)	3,562
105,564	Severstal - Sponsored GDR, Registered Shares (Metals & Mining)	1,053
11,839	Severstal, Registered Shares, GDR (Metals & Mining)	118
192,947	Sistema JSFC - Registered, GDR (Wireless Telecommunication Services)	1,331
12,403	Sistema JSFC, Registered Shares, GDR (Wireless Telecommunication Services)	86
694,706	Surgutneftegaz OAO - Sponsored ADR Preferred (Oil, Gas & Consumable Fuels)	4,724
2,877,540	The Moscow Exchange (Diversified Financial Services)	4,254
		78,777
	South Africa — 3.32%
541,539	Barclays Africa Group Ltd. (Banks)	7,404
400,358	Barloworld Ltd. (Trading Companies & Distributors)	3,285
87,663	FirstRand Ltd. (Diversified Financial Services)	335
548,266	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	1,198
227,995	Imperial Holdings Ltd. (Distributors)	3,518
546,431	Investec Ltd. (Capital Markets)	4,600
34,886	Kumba Iron Ore Ltd. (Metals & Mining)	825
38,143	Liberty Holdings Ltd. (Insurance)	417
346,522	MMI Holdings Ltd. (Insurance)	806
201,730	MTN Group Ltd. (Wireless Telecommunication Services)	4,265
308,066	Murray & Roberts Holdings Ltd. (Construction & Engineering)(a)	689
72,989	Naspers Ltd. (Media)	8,061
4,505,406	Redefine Properties Ltd. (Real Estate Management & Development)	3,885
454,896	Reunert Ltd. (Industrial Conglomerates)	2,400
64,419	Sasol Ltd. (Oil, Gas & Consumable Fuels)	3,505
787,908	Standard Bank Group Ltd. (Banks)	9,131
167,457	The Foschini Group Ltd. (Specialty Retail)^	1,741
676,833	Truworths International Ltd. (Specialty Retail)	4,080
		60,145
	South Korea — 17.40%
77,129	BS Financial Group, Inc. (Banks)	1,235
62,193	DGB Financial Group, Inc. (Banks)	990
49,958	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	1,908
143,689	Hana Financial Group, Inc. (Banks)	5,243
144,411	Hanwha Corp. (Chemicals)	4,031
60,838	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)(a)	2,696
42,719	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	2,441
28,681	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	791
43,469	Hyundai Mobis Co. Ltd. (Auto Components)	10,588
136,364	Hyundai Motor Co. Ltd. (Automobiles)	24,622
54,178	Hyundai Securities Co. Ltd. (Capital Markets)(a)	361
440,518	Jinro Ltd. (Beverages)	9,665
575,316	KB Financial Group, Inc. (Banks)	21,021
262,630	KB Financial Group, Inc. - Sponsored ADR (Banks)(b)	9,512
16,881	Kia Motors Corp. (Automobiles)	859
764,770	Korea Electric Power Corp. - Sponsored ADR (Electric Utilities)(b)	17,161
121,326	Korea Investment Holdings Co. Ltd. (Capital Markets)	6,371
92,045	Korea Life Insurance Co. Ltd. (Insurance)	619
158,535	Korean Reinsurance Co. (Insurance)	1,698
249,125	KT Corp. (Diversified Telecommunication Services)	8,098
232,730	KT Corp. - Sponsored ADR (Diversified Telecommunication Services)	3,773
76,122	KT&G Corp. (Tobacco)	6,818
25,256	Kwangju Bank (Banks)(a)	255
38,632	Kyongnam Bank (Banks)(a)	432
33,774	LG Chem Ltd. (Chemicals)	8,178
90,645	LG Corp. (Industrial Conglomerates)	6,598
147,060	LG Electronics, Inc. (Household Durables)	9,157
22,424	Lotte Shopping Co. Ltd. (Multiline Retail)	6,716
16,071	LS Corp. (Electrical Equipment)	1,017
115,734	Mirae Asset Securities Co. Ltd. (Capital Markets)	4,881
2,829	Naver Corp. (Internet Software & Services)	2,164
13,675	Nong Shim Co. Ltd. (Food Products)	3,525
49,879	POSCO (Metals & Mining)	15,530
65,010	POSCO - Sponsored ADR (Metals & Mining)	4,934
15,053	Samsung Card Co. Ltd. (Consumer Finance)	745
47,263	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	53,038
443,524	Shinhan Financial Group Co. Ltd. (Banks)	20,431
52,485	Shinsegae Co. Ltd. (Multiline Retail)	10,919
28,676	SK Holdings Co. Ltd. (Industrial Conglomerates)	5,123
43,494	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	3,343
512,251	SK Networks Co. Ltd. (Trading Companies & Distributors)(a)	5,146
4,457	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,225

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
469,010	Tong Yang Life Insurance Co. Ltd. (Insurance)	$5,090
333,454	Woori Finance Holdings Co. Ltd. (Banks)(a)	4,124
157,271	Woori Investment & Securities Co. Ltd. (Capital Markets)	1,759
		314,831
	Taiwan — 10.00%
3,308,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	3,850
898,971	Asia Cement Corp. (Construction Materials)	1,148
558,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	5,320
13,126,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	5,545
424,500	Cathay Financial Holding Co. Ltd. (Insurance)	691
2,069,000	Cheng Uei Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	3,707
809,000	China Petrochemical Development Corp. (Chemicals)(a)	253
170,612	China Steel Corp. (Metals & Mining)	146
5,707,268	Chinatrust Financial Holding Co. Ltd. (Banks)	3,837
166,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	500
13,861,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	10,367
68,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	429
896,134	Far Eastern Department Stores Ltd. (Multiline Retail)	865
2,827,869	Far Eastern New Century Corp. (Industrial Conglomerates)	2,849
154,000	Farglory Land Development Co. Ltd. (Real Estate Management & Development)	182
173,000	Feng Hsin Iron & Steel Co. Ltd. (Metals & Mining)	231
11,364,486	First Financial Holdings Co. Ltd. (Banks)	6,856
106,200	Formosa Plastics Corp. (Chemicals)	252
2,717,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	2,670
761,738	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,883
296,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	456
1,000	Grand Pacific Petrochemical Corp. (Chemicals)	—
190,000	Highwealth Construction Corp. (Real Estate Management & Development)	303
7,303,316	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	23,050
1,494,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	646
1,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	1
281,240	LCY Chemical Corp. (Chemicals)	153
3,127,542	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	4,509
159,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	2,369
3,863,477	Mega Financial Holding Co. Ltd. (Banks)	3,169
109,240	Nan Ya Plastics Corp. (Chemicals)	239
1,993,740	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components)(a)	3,208
3,000,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	5,523
2,040,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	2,268
2,744,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,962
1,892,150	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	7,495
26,855,552	Shin Kong Financial Holding Co. Ltd. (Insurance)	8,150
633,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	3,069
11,057,038	Taishin Financial Holding Co. Ltd. (Banks)	5,180
1,491,000	Taiwan Cement Corp. (Construction Materials)	2,221
6,347,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	25,038
127,230	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	2,568
251,550	TSRC Corp. (Chemicals)	303
5,278,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	3,939
12,065,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	4,998
3,076,981	United Microelectronics Corp. - Sponsored ADR (Semiconductors & Semiconductor Equipment)(b)	6,123
12,161,000	Walsin Lihwa Corp. (Electrical Equipment)(a)	3,998
5,436,408	Wistron Corp. (Technology Hardware, Storage & Peripherals)	5,549
		181,068
	Thailand — 2.65%
2,042,600	Bangkok Bank Public Co. Ltd. - Foreign Registered Shares (Banks)	13,235
400,600	Bangkok Bank Public Co. Ltd. - NVDR (Banks)	2,522

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares or principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Thailand (continued)
1,021,600	Banpu Public Co. Ltd. - Foreign Registered Shares (Oil, Gas & Consumable Fuels)	$930
100	Delta Electronics (Thailand) Public Co. Ltd. - Foreign Registered Shares (Electronic Equipment, Instruments & Components)	—
1,172,175	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	5,787
6,993,842	PTT Global Chemical Public Co. Ltd. (Chemicals)	13,163
617,400	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	6,857
3,504,500	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	5,569
		48,063
	Turkey — 1.47%
4,261,750	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	4,457
644,492	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	1,198
1,214,133	Haci OMER Sabanci Holding (Diversified Financial Services)	5,111
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class - D (Metals & Mining)(a)	—
907,002	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)(a)	4,743
211,350	Turkiye Garanti Bankasi A/S (Banks)	743
886,310	Turkiye Halk Bankasi A/S (Banks)	5,335
2,245,208	Turkiye Is Bankasi A/S, C Shares (Banks)	4,992
		26,579
	Ukraine — 0.01%
271,395	JKX Oil & Gas PLC (Oil, Gas & Consumable Fuels)(a)(b)	212

	United Arab Emirates — 0.17%
981,370	Emaar Properties PJSC (Real Estate Management & Development)	3,086

	United States — 0.03%
17,500	Southern Copper Corp. (Metals & Mining)	519
	Total Common Stocks	1,597,608

	Preferred Stocks — 4.95%
	Brazil — 3.92%
121,454	AES Tiete SA - Preferred (Independent Power and Renewable Electricity Producers)	1,048
709,500	Banco Bradesco SA - Preferred (Banks)	10,146
1,868,600	Banco do Estado do Rio Grande do Sul SA - Preferred, B Shares (Banks)	11,184
77,017	Bradespar SA - Preferred (Metals & Mining)	563
768,812	Companhia Energetica de Minas Gerais SA - Preferred, ADR (Electric Utilities)	4,753
407,200	Companhia Energetica de Sao Paulo - Preferred, B Shares (Independent Power and Renewable Electricity Producers)	4,410
335,000	Companhia Paranaense de Energia-COPEL - Preferred, B Shares (Electric Utilities)	4,581
1,076,200	Gerdau SA - Preferred (Metals & Mining)	5,175
1,264,226	Itausa - Investimentos Itau SA - Preferred (Banks)	4,814
155,300	Metalurgica Gerdau SA - Preferred (Metals & Mining)	904
1,391,500	Petroleo Brasileiro SA - Preferred (Oil, Gas & Consumable Fuels)	10,347
83,100	Randon Participacoes SA - Preferred (Automobiles)	219
269,709	Telefonica Brasil SA - Preferred (Diversified Telecommunication Services)	5,312
768,281	Vale SA - Preferred (Metals & Mining)	7,465
		70,921
	Chile — 0.34%
679,207	Embotelladora Andina SA - Preferred, B Shares (Beverages)	2,201
154,621	Sociedad Quimica y Minera de Chile SA - Preferred, B Shares (Chemicals)	4,014
		6,215
	Colombia — 0.30%
380,296	Bancolombia SA - Preferred (Banks)	5,383

	South Korea — 0.39%
8,284	Samsung Electronics Co. Ltd. - Preferred (Semiconductors & Semiconductor Equipment)	7,051
	Total Preferred Stocks	89,570

	Right — 0.00%
	Hong Kong — 0.00%
165,600	Agile Property Holdings Ltd. (Real Estate Management & Development)(a)	16
	Total Right	16

	Time Deposit — 1.10%
19,909	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/14	19,909
	Total Time Deposit	19,909

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — September 30, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Mutual Funds — 6.01%
13,000	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (d)(e)	$13
6,326,500	iShares Asia Trust - iShares FTSE A50 China Index ETF	7,439
1,463,820	iShares MSCI Emerging Markets Index Fund ETF (e)	60,836
18,480	iShares MSCI Taiwan Index Fund ETF	282
35,704,000	SSgA Treasury Money Market Fund (e)	35,704
206,710	WisdomTree India Earnings Fund ETF	4,529
	Total Mutual Funds	108,803

	Repurchase Agreement — 0.28%
5,000	Jefferies LLC, 0.01%, 10/1/14 (Purchased on 9/30/14, proceeds at maturity $5,000,001 collateralized by U.S. Treasury Obligations, 0.01% - 2.88%, 12/26/14 – 11/15/40 fair value $5,103,772) ^^	5,000
	Total Repurchase Agreement	5,000

	Total Investments
	(cost $1,783,857) — 100.57%	1,820,906
	Liabilities in excess of other assets — (0.57%)	(10,289)
	Net Assets - 100.00%	$1,810,617

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $6,655 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.

(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid by the Specialist Manager and represents 6.64% of the Portfolio's net assets.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2014.
(e)	The rate disclosed is the rate in effect on September 30, 2014.

ADR—American Depositary Receipt
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	Mellon Capital Management Corp.	Total

Common Stocks	47.16%	41.07%	88.23%
Preferred Stocks	0.96%	3.99%	4.95%
Time Deposits	1.10%	-	1.10%
Rights	-	0.00%	0.00%
Mutual Funds	2.22%	3.79%	6.01%
Repurchase Agreement	0.14%	0.14%	0.28%
Other Assets (Liabilities)	-0.05%	-0.52%	-0.57%
Total Investments	51.53%	48.47%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2014.

Currency Contracts

Contract Amount(Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 09/30/14(000)	Unrealized Appreciation/ (Depreciation)(000)
	Currencies Purchased
48,124,642	Hong Kong Dollar	Deutsche Bank	10/6/14	$6,200	$6,198	$(2)
2,858,388	South African Rand	Deutsche Bank	10/7/14	254	253	(1)
15,222,380	South African Rand	UBS Warburg	10/6/14	1,352	1,349	(3)
318,627	South African Rand	UBS Warburg	10/7/14	28	28	—
	Total Currencies Purchased			$7,834	$7,828	$(6)
	Net Unrealized/Appreciation(Depreciation)					$(6)

Amounts designated as "—" are $0 or have been rounded to $0.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.42%
$38	Ally Auto Receivables Trust, Series 2012-4, Class A3	0.59	1/17/17	$38
25	American Express Credit Account Master Trust, Series 2012-5, Class A	0.59	5/15/18	25
25	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class A3	0.90	9/8/18	25
110	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3	5.05	12/17/18	117
20	CarMax Auto Owner Trust, Series 2012-2, Class A4	1.16	12/15/17	20
50	Ford Credit Auto Owner Trust, Series 2013-C, Class A4	1.25	10/15/18	50
60	Honda Auto Receivables Owner Trust, Series 2012-3, Class A4	0.74	10/15/18	60
60	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4	1.00	7/16/18	60
20	Santander Drive Auto Receivables Trust, Series 2014-1, Class A3	0.87	1/16/18	20
20	World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.94	4/15/19	20
	Total Asset Backed Securities			435

	Collateralized Mortgage Obligations — 2.41%
140	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (a)	5.95	5/10/45	148
49	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A4 (a)	5.41	12/11/40	51
41	Commercial Mortgage Trust, Series 2013-CR8, Class A1	1.02	6/10/46	41
20	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84	4/10/47	20
50	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	51
50	Commercial Mortgage Trust, Series 2013-CR11, Class A4	4.26	10/10/46	54
25	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.33	10/10/46	27
98	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (a)	5.23	10/15/15	101
26	Fannie Mae, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	27
66	Fannie Mae REMIC Trust, Series 2013-M14, Class APT (a)	2.61	4/25/23	65
28	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	29
70	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64	1/25/23	69
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	25
19	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	20
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	30
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	36
60	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	65
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.19	12/25/20	38
40	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	41
25	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	27
50	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	53
150	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	147
70	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A4 (a)	5.04	3/15/46	70
255	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	271
25	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	27
65	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	6.03	11/12/16	65
20	Morgan Stanley BAML Trust, Series 2013-C9, Class A1	0.83	5/15/46	20
50	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	52
50	Morgan Stanley BAML Trust, Series 2013-C9, Class AS	3.46	5/15/46	50
255	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	274
185	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	6.11	7/11/17	202
147	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4 (a)	5.73	7/12/44	156
30	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5	2.85	12/10/45	29
89	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4 (a)	5.42	1/15/45	92
	Total Collateralized Mortgage Obligations			2,473

	U.S. Government Agency Mortgages — 32.29%
154	Fannie Mae, Pool #MA1210	2.50	9/1/49	156
156	Fannie Mae, Pool #MA1277	2.50	12/1/27	158
90	Fannie Mae, Pool #AU1660	2.50	7/1/28	91
93	Fannie Mae, Pool #AU0293	2.50	8/1/28	94
146	Fannie Mae, Pool #AO3019	2.50	5/1/27	148
91	Fannie Mae, Pool #AU6677	2.50	9/1/28	92
96	Fannie Mae, Pool #AB7391	2.50	12/1/42	91
152	Fannie Mae, Pool #AP4742	2.50	8/1/27	154
107	Fannie Mae, Pool #AU3735	3.00	8/1/43	105
141	Fannie Mae, Pool #AK0006	3.00	1/1/27	146
269	Fannie Mae, Pool #AJ3079	3.00	11/1/26	278

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$92	Fannie Mae, Pool #AT0682	3.00	4/1/43	$91
219	Fannie Mae, Pool #MA1307	3.00	1/1/33	223
92	Fannie Mae, Pool #AU8932	3.00	11/1/28	95
65	Fannie Mae, Pool #AW4057	3.00	8/1/29	67
259	Fannie Mae, Pool #AB7099	3.00	11/1/42	256
92	Fannie Mae, Pool #AB8897	3.00	4/1/43	91
119	Fannie Mae, Pool #AB4483	3.00	2/1/27	123
156	Fannie Mae, Pool #AO0752	3.00	4/1/42	154
345	Fannie Mae, Pool #AP6375	3.00	9/1/42	341
346	Fannie Mae, Pool #AQ7920	3.00	12/1/42	342
48	Fannie Mae, Pool #AU3353	3.00	8/1/43	47
91	Fannie Mae, Pool #AT2127	3.00	4/1/43	90
160	Fannie Mae, Pool #AP2465	3.00	8/1/42	158
96	Fannie Mae, Pool #AS0302	3.00	8/1/43	95
97	Fannie Mae, Pool #AT7311	3.00	7/1/43	95
266	Fannie Mae, Pool #AP6493	3.00	9/1/42	263
98	Fannie Mae, Pool #MA1107	3.50	7/1/32	102
96	Fannie Mae, Pool #MA1059	3.50	5/1/32	100
48	Fannie Mae, Pool #AJ4867	3.50	1/1/42	49
168	Fannie Mae, Pool #AO3760	3.50	5/1/42	172
373	Fannie Mae, Pool #AB6017	3.50	8/1/42	382
479	Fannie Mae, Pool #AO8137	3.50	8/1/42	492
168	Fannie Mae, Pool #AQ0546	3.50	11/1/42	172
42	Fannie Mae, Pool #AT2673	3.50	4/1/43	43
226	Fannie Mae, Pool #AB4689	3.50	3/1/42	231
441	Fannie Mae, Pool #AO2548	3.50	4/1/42	452
172	Fannie Mae, Pool #AP9390	3.50	10/1/42	176
25	Fannie Mae, Pool #AJ1886	3.50	3/1/42	25
295	Fannie Mae, Pool #AL1717	3.50	5/1/27	310
234	Fannie Mae, Pool #AH6242	4.00	4/1/26	249
95	Fannie Mae, Pool #AH5859	4.00	2/1/41	100
303	Fannie Mae, Pool #AJ7689	4.00	12/1/41	320
93	Fannie Mae, Pool #AO2959	4.00	5/1/42	98
143	Fannie Mae, Pool #AI1186	4.00	4/1/41	150
449	Fannie Mae, Pool #190405	4.00	10/1/40	473
50	Fannie Mae, Pool #AU8849	4.00	11/1/43	52
111	Fannie Mae, Pool #AC7328	4.00	12/1/39	118
145	Fannie Mae, Pool #AJ5303	4.00	11/1/41	153
296	Fannie Mae, Pool #AI8534	4.00	8/1/41	312
47	Fannie Mae, Pool #AJ6153	4.00	11/1/41	49
160	Fannie Mae, Pool #MA0534	4.00	10/1/30	172
414	Fannie Mae, Pool #AH7521	4.50	3/1/41	448
330	Fannie Mae, Pool #AE0217	4.50	8/1/40	357
79	Fannie Mae, Pool #AA9781	4.50	7/1/24	84
38	Fannie Mae, Pool #745278	4.50	6/1/19	41
116	Fannie Mae, Pool #AI1888	4.50	5/1/41	125
23	Fannie Mae, Pool #735646	4.50	7/1/20	25
38	Fannie Mae, Pool #829106	4.50	10/1/20	40
304	Fannie Mae, Pool #AL1107	4.50	11/1/41	329
141	Fannie Mae, Pool #AE0954	4.50	2/1/41	152
70	Fannie Mae, Pool #AB3192	4.50	6/1/41	76
36	Fannie Mae, Pool #930998	4.50	4/1/29	39
48	Fannie Mae, Pool #MA0481	4.50	8/1/30	52
50	Fannie Mae, Pool #AE4314	4.50	9/1/40	54
69	Fannie Mae, Pool #AI8104	4.50	6/1/41	75
54	Fannie Mae, Pool #AB0388	4.50	4/1/19	57
75	Fannie Mae, Pool #725027	5.00	11/1/33	83
325	Fannie Mae, Pool #889117	5.00	10/1/35	359
189	Fannie Mae, Pool #AH5988	5.00	3/1/41	209
100	Fannie Mae, Pool #AJ1263	5.00	9/1/26	106
47	Fannie Mae, Pool #AE0945	5.00	12/1/20	50
70	Fannie Mae, Pool #725238	5.00	3/1/34	77
89	Fannie Mae, Pool #AD5477	5.00	5/1/40	98

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$480	Fannie Mae, Pool #890221	5.50	12/1/33	$539
80	Fannie Mae, Pool #603083	5.50	1/1/17	85
164	Fannie Mae, Pool #AD0527	5.50	6/1/39	183
459	Fannie Mae, Pool #725228	6.00	3/1/34	524
87	Fannie Mae, Pool #959451	6.00	12/1/37	98
77	Fannie Mae, Pool #889984	6.50	10/1/38	87
18	Fannie Mae, Pool #888596	6.50	7/1/37	21
100	Fannie Mae, Pool #AE0442	6.50	1/1/39	114
67	Fannie Mae, Pool #AL0583	6.50	10/1/39	76
125	Fannie Mae, 15 YR TBA	2.00	10/25/29	122
50	Fannie Mae, 15 YR TBA	3.00	10/25/29	52
25	Fannie Mae, 15 YR TBA	3.00	11/25/27	26
25	Fannie Mae, 15 YR TBA	3.50	11/25/27	26
125	Fannie Mae, 30 YR TBA	3.50	10/25/44	128
75	Fannie Mae, 30 YR TBA	3.50	10/25/28	79
75	Fannie Mae, 30 YR TBA	3.50	11/25/43	76
670	Fannie Mae, 30 YR TBA	4.00	10/25/42	707
200	Fannie Mae, 30 YR TBA	4.00	11/25/42	210
50	Fannie Mae, 30 YR TBA	4.50	10/25/44	54
100	Fannie Mae, 30 YR TBA	5.00	10/25/42	110
90	Freddie Mac, Pool #849138 (a)	2.45	10/1/43	91
91	Freddie Mac, Pool #G18475	2.50	8/1/28	92
50	Freddie Mac, Pool #J24626	2.50	7/1/28	50
92	Freddie Mac, Pool #G18470	2.50	6/1/28	94
258	Freddie Mac, Pool #G18459	2.50	3/1/28	261
92	Freddie Mac, Pool #G18485	2.50	10/1/28	93
201	Freddie Mac, Pool #1B7911 (a)	2.72	12/1/40	214
93	Freddie Mac, Pool #C91709	3.00	6/1/33	94
93	Freddie Mac, Pool #G08525	3.00	5/1/43	92
74	Freddie Mac, Pool #G15145	3.00	7/1/29	76
276	Freddie Mac, Pool #C09035	3.00	4/1/43	273
48	Freddie Mac, Pool #Q20542	3.00	7/1/43	47
100	Freddie Mac, Pool #E09004	3.00	7/1/27	103
48	Freddie Mac, Pool #Q20138	3.00	7/1/43	48
90	Freddie Mac, Pool #K90311	3.00	4/1/33	92
242	Freddie Mac, Pool #G08524	3.00	3/1/43	240
95	Freddie Mac, Pool #G08528	3.00	4/1/43	94
95	Freddie Mac, Pool #G08556	3.00	11/1/43	94
189	Freddie Mac, Pool #G08537	3.00	7/1/43	187
89	Freddie Mac, Pool #C04446	3.00	1/1/43	88
99	Freddie Mac, Pool #G18518	3.00	7/1/29	102
100	Freddie Mac, Pool #G08591	3.50	6/1/44	102
491	Freddie Mac, Pool #G08495	3.50	6/1/42	503
93	Freddie Mac, Pool #Q09896	3.50	8/1/42	95
49	Freddie Mac, Pool #Q17596	3.50	4/1/43	50
100	Freddie Mac, Pool #J13919	3.50	12/1/20	105
46	Freddie Mac, Pool #G07283	3.50	7/1/42	47
93	Freddie Mac, Pool #C03759	3.50	2/1/42	95
123	Freddie Mac, Pool #C91456	3.50	6/1/32	128
100	Freddie Mac, Pool #G08605	3.50	9/1/44	102
93	Freddie Mac, Pool #Q18101	3.50	5/1/43	95
35	Freddie Mac, Pool #J14924	4.00	4/1/26	37
73	Freddie Mac, Pool #Q25809	4.00	4/1/44	77
39	Freddie Mac, Pool #J06163	4.00	1/1/20	42
23	Freddie Mac, Pool #Q25548	4.00	4/1/44	24
630	Freddie Mac, Pool #A96286	4.00	1/1/41	665
40	Freddie Mac, Pool #B19631	4.00	7/1/20	42
16	Freddie Mac, Pool #G14786	4.00	4/1/19	17
96	Freddie Mac, Pool #Q24955	4.00	2/1/44	101
70	Freddie Mac, Pool #G08563	4.00	1/1/44	74
95	Freddie Mac, Pool #G08567	4.00	1/1/44	101
21	Freddie Mac, Pool #J10406	4.50	8/1/24	23
119	Freddie Mac, Pool #G18303	4.50	3/1/24	128

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$75	Freddie Mac, Pool #Q28202	4.50	12/1/43	$81
853	Freddie Mac, Pool #A97692	4.50	3/1/41	922
22	Freddie Mac, Pool #A97658	4.50	3/1/41	23
82	Freddie Mac, Pool #C91377	4.50	6/1/31	89
75	Freddie Mac, Pool #G01962	5.00	12/1/35	83
171	Freddie Mac, Pool #G04913	5.00	3/1/38	188
73	Freddie Mac, Pool #G04817	5.00	9/1/38	80
79	Freddie Mac, Pool #G05904	5.00	9/1/39	87
146	Freddie Mac, Pool #C01598	5.00	8/1/33	161
325	Freddie Mac, Pool #G01665	5.50	3/1/34	365
33	Freddie Mac, Pool #G30432	5.50	11/1/28	36
120	Freddie Mac, Pool #G04688	5.50	9/1/38	134
11	Freddie Mac, Pool #1G1537 (a)	5.68	2/1/37	11
151	Freddie Mac, Pool #G02794	6.00	5/1/37	171
13	Freddie Mac, Pool #C90989	6.00	9/1/26	15
45	Freddie Mac, Pool #G03616	6.00	12/1/37	51
175	Freddie Mac, 30 YR TBA	3.50	10/15/44	179
75	Freddie Mac, 30 YR TBA	4.00	11/15/43	79
25	Freddie Mac, Gold 15 YR TBA	2.00	11/15/29	24
75	Freddie Mac, Gold 15 YR TBA	2.00	10/15/29	73
200	Freddie Mac, Gold 15 YR TBA	3.00	10/15/28	206
150	Freddie Mac, Gold 15 YR TBA	3.50	11/15/28	157
25	Freddie Mac, Gold 30 YR TBA	3.00	10/15/44	25
75	Freddie Mac, Gold 30 YR TBA	3.50	11/15/42	76
400	Freddie Mac, Gold 30 YR TBA	4.00	10/15/44	421
35	Government National Mortgage Association, Pool #MA0719 (a)	2.00	1/20/43	36
33	Government National Mortgage Association, Pool #MA0483 (a)	2.00	10/20/42	34
36	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	37
72	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	69
86	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	88
98	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	99
96	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	97
438	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	442
91	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	92
97	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	98
90	Government National Mortgage Association, Pool #AF2664	3.00	7/15/43	91
92	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	93
90	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	91
100	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	101
95	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	96
74	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	77
85	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	86
47	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	48
85	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	88
39	Government National Mortgage Association, Pool #778157	3.50	3/15/42	40
297	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	307
92	Government National Mortgage Association, Pool #MA0154	3.50	6/20/42	95
91	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	94
310	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	321
100	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	104
91	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	94
91	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	95
24	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	25
100	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	104
75	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	78
100	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	104
160	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	166
73	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	76
89	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	94
122	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	127
88	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	91
47	Government National Mortgage Association, Pool #MA1012	3.50	5/20/43	49
83	Government National Mortgage Association, Pool #770602	4.00	9/15/41	88

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$24	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	$26
149	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	158
150	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	159
89	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	94
76	Government National Mortgage Association, Pool #741682	4.00	7/15/41	81
170	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	180
78	Government National Mortgage Association, Pool #738710	4.00	9/15/41	83
325	Government National Mortgage Association, Pool #005139	4.00	8/20/41	345
268	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	284
75	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	80
75	Government National Mortgage Association, Pool #738906	4.50	10/15/41	81
196	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	213
314	Government National Mortgage Association, Pool #737310	4.50	8/15/40	345
142	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	155
66	Government National Mortgage Association, Pool #MA1014	4.50	5/20/43	72
104	Government National Mortgage Association, Pool #721760	4.50	8/15/40	114
425	Government National Mortgage Association, Pool #004801	4.50	9/20/40	463
255	Government National Mortgage Association, Pool #697946	5.00	3/15/39	282
406	Government National Mortgage Association, Pool #004559	5.00	10/20/39	452
39	Government National Mortgage Association, Pool #MA1451	5.00	11/20/43	43
89	Government National Mortgage Association, Pool #782523	5.00	11/15/35	98
58	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	64
45	Government National Mortgage Association, Pool #704170	5.50	1/15/39	50
59	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	65
89	Government National Mortgage Association, Pool #510835	5.50	2/15/35	99
25	Government National Mortgage Association, Pool #658181	5.50	11/15/36	28
125	Government National Mortgage Association, Pool #781959	6.00	7/15/35	145
61	Government National Mortgage Association, Pool #004222	6.00	8/20/38	69
80	Government National Mortgage Association, Pool #582199	6.50	1/15/32	91
75	Government National Mortgage Association, 30 YR TBA	3.00	10/20/44	75
25	Government National Mortgage Association, 30 YR TBA	3.50	11/20/44	26
75	Government National Mortgage Association, 30 YR TBA	3.50	12/20/44	77
175	Government National Mortgage Association, 30 YR TBA	4.00	10/20/44	185
125	Government National Mortgage Association, 30 YR TBA	4.00	10/15/44	133
25	Government National Mortgage Association, 30 YR TBA	4.50	10/15/44	27
	Total U.S. Government Agency Mortgages			33,121

	U.S. Government Agency Securities — 2.12%
20	Fannie Mae, Callable 10/29/14 @ 100.00	0.50	4/29/16	20
50	Fannie Mae	0.75	4/20/17	50
25	Fannie Mae	0.88	10/26/17	25
60	Fannie Mae	0.88	5/21/18	59
65	Fannie Mae	0.88	8/28/17	65
60	Fannie Mae, Callable 11/23/14 @ 100.00	0.95	8/23/17	59
145	Fannie Mae, Callable 12/27/14 @ 100.00	1.07	9/27/17	144
45	Fannie Mae	1.13	4/27/17	45
87	Fannie Mae	1.63	10/26/15	87
30	Fannie Mae	1.63	11/27/18	30
50	Fannie Mae (b)	1.70	6/1/17	48
55	Fannie Mae	1.75	9/12/19	55
25	Fannie Mae	1.88	9/18/18	25
55	Fannie Mae (b)	2.84	10/9/19	49
10	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	10
20	Fannie Mae	5.63	7/15/37	27
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	22
20	Fannie Mae	6.25	5/15/29	27
25	Fannie Mae	7.13	1/15/30	37
20	Fannie Mae	7.25	5/15/30	30
10	Federal Farm Credit Bank, Callable 10/20/14 @ 100.00	0.54	11/7/16	10
30	Federal Farm Credit Bank	4.88	12/16/15	32
20	Federal Farm Credit Bank	5.13	8/25/16	22
60	Federal Home Loan Bank	0.50	11/20/15	60
35	Federal Home Loan Bank, Series 1	1.00	6/21/17	35

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$50	Federal Home Loan Bank	1.75	12/14/18	$50
25	Federal Home Loan Bank	3.63	3/12/21	27
95	Federal Home Loan Bank	4.75	12/16/16	102
70	Federal Home Loan Bank, Series 1069	5.00	11/17/17	78
65	Federal Home Loan Bank, Series 656	5.38	5/18/16	70
15	Federal Home Loan Bank	5.63	6/11/21	18
50	Freddie Mac	0.42	9/18/15	50
20	Freddie Mac	0.75	1/12/18	20
50	Freddie Mac	1.00	9/29/17	50
65	Freddie Mac	1.00	7/28/17	65
100	Freddie Mac	1.00	3/8/17	99
25	Freddie Mac, Callable 10/30/14 @ 100.00	1.02	4/30/18	25
25	Freddie Mac, Callable 11/28/14 @ 100.00	1.03	11/28/17	25
20	Freddie Mac, Callable 12/12/14 @ 100.00	1.20	6/12/18	20
50	Freddie Mac	1.25	10/2/19	49
20	Freddie Mac, Callable 6/26/15 @ 100.00	1.40	8/22/19	20
25	Freddie Mac	1.75	5/30/19	25
50	Freddie Mac	2.00	8/25/16	51
65	Freddie Mac	2.38	1/13/22	65
100	Freddie Mac	5.25	4/18/16	106
25	Freddie Mac	6.25	7/15/32	35
5	Tennessee Valley Authority	3.50	12/15/42	5
35	Tennessee Valley Authority	5.25	9/15/39	43
	Total U.S. Government Agency Securities			2,171

	Corporate Bonds — 25.43%
189	3M Co. (Industrial Conglomerates)	1.38	9/29/16	191
636	American Airlines 2013-2 Class A Pass Through Certificates (Airlines)	4.95	1/15/23	682
378	American Express Credit, MTN (Consumer Finance)	1.75	6/12/15	381
468	American International Group, MTN (Insurance)	5.85	1/16/18	527
371	American Tower Corp. (Real Estate Investment Trusts)	3.50	1/31/23	353
454	American Tower Corp. (Real Estate Investment Trusts)	5.00	2/15/24	476
93	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	96
585	Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.85	5/6/21	586
413	Arch Capital Group (U.S.), Inc. (Insurance)	5.14	11/1/43	443
558	AT&T, Inc. (Wireless Telecommunication Services)	2.38	11/27/18	563
79	AT&T, Inc. (Wireless Telecommunication Services), Callable 12/15/44 @ 100.00	4.35	6/15/45	73
299	Bank of America Corp., Series BKNT (Banks)	1.25	2/14/17	298
362	Bank of America Corp. (Banks)	1.70	8/25/17	360
449	Bank of America Corp. (Banks)	2.60	1/15/19	448
331	Bank of America Corp. (Banks)	4.00	4/1/24	334
265	Barrick NA Finance LLC (Metals & Mining)	5.75	5/1/43	262
349	Berkshire Hathaway, Inc. (Diversified Financial Services)	3.20	2/11/15	353
565	Burlington Northern Santa Fe LLC (Road & Rail), Callable 3/1/44 @ 100.00	4.55	9/1/44	564
470	CC Holdings GS V LLC (Communications Equipment)	3.85	4/15/23	462
308	Celgene Corp. (Biotechnology), Callable 11/15/43 @ 100.00	4.63	5/15/44	302
305	Cisco Systems, Inc. (Communications Equipment)	2.13	3/1/19	305
219	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	233
678	Citigroup, Inc. (Banks)	2.50	9/26/18	683
470	Citigroup, Inc. (Banks)	4.95	11/7/43	498
210	Comcast Corp. (Media)	4.65	7/15/42	217
222	Continental Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 3/1/24 @ 100.00	3.80	6/1/24	217
255	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	260
154	Digital Realty Trust LP (Real Estate Investment Trusts), Callable 12/15/20 @ 100.00	5.25	3/15/21	167
373	Digital Realty Trust LP (Real Estate Investment Trusts)^	5.88	2/1/20	414
139	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	141
309	ERAC USA Finance Co. (Commercial Services & Supplies) (c)	5.25	10/1/20	348
142	ERAC USA Finance Co. (Commercial Services & Supplies) (c)	5.60	5/1/15	146
284	ERAC USA Finance LLC (Commercial Services & Supplies) (c)	2.80	11/1/18	291
138	ERAC USA Finance LLC (Commercial Services & Supplies), Callable 8/15/24 @ 100.00 (c)	3.85	11/15/24	138
270	Exelon Generation Co. LLC (Independent Power and Renewable Electricity Producers)	6.20	10/1/17	304
293	Express Scripts Holding Co. (Health Care Providers & Services)	2.65	2/15/17	301

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$567	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	$619
491	General Electric Capital Corp., Series G, MTN (Diversified Financial Services), Callable 2/13/24 @ 100.00	3.45	5/15/24	492
192	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	191
162	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	180
631	Goldman Sachs Group, Inc. (Capital Markets)	2.63	1/31/19	629
220	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	225
438	JPMorgan Chase & Co., Series V (Banks), Callable 7/1/19 @ 100.00, Perpetual Bond (d)	5.00	—	427
268	KeyBank NA, Series BKNT (Banks)	1.65	2/1/18	267
658	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 2/15/42 @ 100.00	5.00	8/15/42	620
226	Kohl's Corp. (Multiline Retail)	6.88	12/15/37	277
375	L-3 Communications Corp. (Aerospace & Defense), Callable 2/28/24 @ 100.00	3.95	5/28/24	372
544	Lazard Group LLC (Diversified Financial Services)	4.25	11/14/20	569
359	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/54 @ 100.00	5.00	9/15/54	342
290	MassMutual Global Funding LLC (Diversified Financial Services) (c)	2.00	4/5/17	294
131	MidAmerican Energy Holdings Co. (Multi-Utilities)	6.13	4/1/36	162
324	Morgan Stanley, Series F (Capital Markets)	3.88	4/29/24	324
175	Morgan Stanley, Series G (Capital Markets)	4.35	9/8/26	172
364	Morgan Stanley (Capital Markets)	5.00	11/24/25	381
213	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	210
158	Pacific Gas & Electric Co. (Electric Utilities), Callable 5/15/43 @ 100.00	5.13	11/15/43	176
26	Private Export Funding Corp. (Diversified Financial Services)	2.13	7/15/16	27
169	Reinsurance Group of America, Inc. (Insurance)	4.70	9/15/23	180
818	Roche Holding, Inc. (Pharmaceuticals), Callable 8/30/19 @ 100.00 (c)	2.25	9/30/19	815
455	Sabmiller Holdings, Inc. (Beverages) (c)	2.45	1/15/17	465
125	Spectra Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 3/25/43 @ 100.00	5.95	9/25/43	147
282	Teva Pharmaceutical Finance Co. LLC (Pharmaceuticals)	6.15	2/1/36	339
357	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 8/1/43 @ 100.00	5.30	2/1/44	392
116	Time Warner Cable, Inc. (Media), Callable 3/15/42 @ 100.00	4.50	9/15/42	114
354	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.20	6/17/15	361
495	U.S. Bancorp, MTN (Banks), Callable 8/11/24 @ 100.00	3.60	9/11/24	490
505	U.S. Bank NA, Series BKNT (Banks), Callable 12/30/16 @ 100.00	1.10	1/30/17	505
161	Union Pacific Corp. (Road & Rail), Callable 7/15/44 @ 100.00	4.15	1/15/45	158
385	United Airlines Pass Through Trust, Series 2014-1, Class A (Airlines)	4.00	10/11/27	387
188	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 9/15/42 @ 100.00	4.25	3/15/43	184
1,048	Verizon Communications, Inc. (Diversified Telecommunication Services) (c)	5.01	8/21/54	1,053
612	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1.95	12/15/18	615
64	Wells Fargo & Co. (Banks)	1.25	2/13/15	64
449	Wells Fargo & Co. (Banks)	4.10	6/3/26	447
	Total Corporate Bonds			26,089

	U.S. Treasury Obligations — 20.93%
68	U.S. Treasury Bond	2.75	8/15/42	62
109	U.S. Treasury Bond	2.75	11/15/42	100
150	U.S. Treasury Bond	2.88	5/15/43	141
74	U.S. Treasury Bond	3.00	5/15/42	71
75	U.S. Treasury Bond	3.13	8/15/44	74
120	U.S. Treasury Bond	3.13	2/15/43	118
162	U.S. Treasury Bond	3.13	2/15/42	160
104	U.S. Treasury Bond	3.13	11/15/41	103
165	U.S. Treasury Bond	3.38	5/15/44	170
40	U.S. Treasury Bond	3.50	2/15/39	43
125	U.S. Treasury Bond	3.63	2/15/44	135
90	U.S. Treasury Bond	3.63	8/15/43	97
85	U.S. Treasury Bond	3.75	11/15/43	94
43	U.S. Treasury Bond	3.75	8/15/41	48
75	U.S. Treasury Bond	3.88	8/15/40	85
24	U.S. Treasury Bond	4.25	5/15/39	29
60	U.S. Treasury Bond	4.25	11/15/40	72
65	U.S. Treasury Bond	4.38	5/15/41	80

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$70	U.S. Treasury Bond	4.38	11/15/39	$85
70	U.S. Treasury Bond	4.38	5/15/40	86
5	U.S. Treasury Bond	4.50	5/15/38	6
55	U.S. Treasury Bond	4.50	8/15/39	68
100	U.S. Treasury Bond	4.63	2/15/40	127
70	U.S. Treasury Bond	4.75	2/15/41	91
30	U.S. Treasury Bond	5.00	5/15/37	40
40	U.S. Treasury Bond	5.25	2/15/29	52
30	U.S. Treasury Bond	5.25	11/15/28	39
40	U.S. Treasury Bond	5.38	2/15/31	53
30	U.S. Treasury Bond	5.50	8/15/28	39
61	U.S. Treasury Bond	6.00	2/15/26	81
35	U.S. Treasury Bond	6.13	11/15/27	48
65	U.S. Treasury Bond	6.25	5/15/30	93
40	U.S. Treasury Bond	6.50	11/15/26	56
40	U.S. Treasury Bond	6.75	8/15/26	57
25	U.S. Treasury Bond	7.25	5/15/16	28
95	U.S. Treasury Bond	7.50	11/15/16	109
17	U.S. Treasury Bond	7.50	11/15/24	25
15	U.S. Treasury Bond	7.63	2/15/25	22
40	U.S. Treasury Bond	8.00	11/15/21	55
85	U.S. Treasury Bond	8.13	8/15/19	110
185	U.S. Treasury Note	0.25	12/15/15	185
120	U.S. Treasury Note	0.25	12/31/15	120
176	U.S. Treasury Note	0.25	10/15/15	176
100	U.S. Treasury Note	0.25	10/31/15	100
90	U.S. Treasury Note	0.25	4/15/16	90
141	U.S. Treasury Note	0.25	5/15/16	141
150	U.S. Treasury Note	0.25	2/29/16	150
125	U.S. Treasury Note	0.25	9/30/15	125
168	U.S. Treasury Note	0.38	3/15/16	168
160	U.S. Treasury Note	0.38	5/31/16	160
185	U.S. Treasury Note	0.38	1/15/16	185
95	U.S. Treasury Note	0.38	4/30/16	95
85	U.S. Treasury Note	0.38	11/15/15	85
120	U.S. Treasury Note	0.38	3/31/16	120
200	U.S. Treasury Note	0.38	1/31/16	200
78	U.S. Treasury Note	0.38	2/15/16	78
155	U.S. Treasury Note	0.50	7/31/17	153
80	U.S. Treasury Note	0.50	6/15/16	80
95	U.S. Treasury Note	0.50	8/31/16	95
120	U.S. Treasury Note	0.50	7/31/16	120
100	U.S. Treasury Note	0.50	9/30/16	100
105	U.S. Treasury Note	0.50	6/30/16	105
108	U.S. Treasury Note	0.63	11/15/16	108
200	U.S. Treasury Note	0.63	5/31/17	198
82	U.S. Treasury Note	0.63	10/15/16	82
189	U.S. Treasury Note	0.63	9/30/17	186
171	U.S. Treasury Note	0.63	7/15/16	171
180	U.S. Treasury Note	0.63	8/31/17	178
108	U.S. Treasury Note	0.63	12/15/16	108
195	U.S. Treasury Note	0.63	11/30/17	191
120	U.S. Treasury Note	0.63	4/30/18	117
180	U.S. Treasury Note	0.63	8/15/16	180
50	U.S. Treasury Note	0.75	3/31/18	49
112	U.S. Treasury Note	0.75	3/15/17	112
160	U.S. Treasury Note	0.75	10/31/17	158
65	U.S. Treasury Note	0.75	1/15/17	65
178	U.S. Treasury Note	0.75	12/31/17	175
68	U.S. Treasury Note	0.75	6/30/17	68
140	U.S. Treasury Note	0.75	2/28/18	137
90	U.S. Treasury Note	0.88	8/15/17	90
95	U.S. Treasury Note	0.88	7/15/17	95

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$77	U.S. Treasury Note	0.88	11/30/16	$77
110	U.S. Treasury Note	0.88	4/15/17	110
160	U.S. Treasury Note	0.88	7/31/19	153
91	U.S. Treasury Note	0.88	1/31/18	90
85	U.S. Treasury Note	0.88	9/15/16	85
150	U.S. Treasury Note	0.88	1/31/17	150
102	U.S. Treasury Note	0.88	12/31/16	102
70	U.S. Treasury Note	0.88	2/28/17	70
155	U.S. Treasury Note	0.88	5/15/17	155
145	U.S. Treasury Note	0.88	4/30/17	145
95	U.S. Treasury Note	1.00	9/15/17	95
135	U.S. Treasury Note	1.00	3/31/17	135
17	U.S. Treasury Note	1.00	8/31/19	16
20	U.S. Treasury Note	1.00	6/30/19	19
44	U.S. Treasury Note	1.00	5/31/18	43
12	U.S. Treasury Note	1.00	10/31/16	12
10	U.S. Treasury Note	1.00	9/30/16	10
4	U.S. Treasury Note	1.00	8/31/16	4
100	U.S. Treasury Note	1.13	4/30/20	96
95	U.S. Treasury Note	1.13	12/31/19	91
50	U.S. Treasury Note	1.13	3/31/20	48
110	U.S. Treasury Note	1.25	2/29/20	106
150	U.S. Treasury Note	1.25	10/31/18	148
15	U.S. Treasury Note	1.25	1/31/19	15
155	U.S. Treasury Note	1.25	11/30/18	153
50	U.S. Treasury Note	1.25	10/31/19	49
104	U.S. Treasury Note	1.25	4/30/19	102
71	U.S. Treasury Note	1.25	10/31/15	72
100	U.S. Treasury Note	1.38	2/28/19	99
150	U.S. Treasury Note	1.38	6/30/18	150
50	U.S. Treasury Note	1.38	7/31/18	50
51	U.S. Treasury Note	1.38	12/31/18	50
30	U.S. Treasury Note	1.38	5/31/20	29
135	U.S. Treasury Note	1.38	9/30/18	134
158	U.S. Treasury Note	1.38	11/30/15	160
75	U.S. Treasury Note	1.38	11/30/18	74
180	U.S. Treasury Note	1.38	1/31/20	175
139	U.S. Treasury Note	1.50	6/30/16	141
205	U.S. Treasury Note	1.50	8/31/18	205
150	U.S. Treasury Note	1.50	1/31/19	149
155	U.S. Treasury Note	1.50	7/31/16	158
131	U.S. Treasury Note	1.50	2/28/19	130
160	U.S. Treasury Note	1.50	12/31/18	159
120	U.S. Treasury Note	1.50	5/31/19	119
111	U.S. Treasury Note	1.63	8/15/22	105
117	U.S. Treasury Note	1.63	11/15/22	111
85	U.S. Treasury Note	1.63	6/30/19	85
130	U.S. Treasury Note	1.63	4/30/19	130
125	U.S. Treasury Note	1.63	7/31/19	124
130	U.S. Treasury Note	1.63	3/31/19	130
120	U.S. Treasury Note	1.63	8/31/19	119
65	U.S. Treasury Note	1.75	10/31/20	64
110	U.S. Treasury Note	1.75	5/15/22	106
174	U.S. Treasury Note	1.75	5/15/23	165
40	U.S. Treasury Note	1.75	10/31/18	40
130	U.S. Treasury Note	1.75	5/31/16	133
120	U.S. Treasury Note	1.75	9/30/19	120
75	U.S. Treasury Note	1.88	8/31/17	77
150	U.S. Treasury Note	1.88	10/31/17	153
59	U.S. Treasury Note	1.88	6/30/20	59
55	U.S. Treasury Note	1.88	9/30/17	56
110	U.S. Treasury Note	2.00	9/30/20	110
129	U.S. Treasury Note	2.00	1/31/16	132

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$60	U.S. Treasury Note	2.00	11/30/20	$60
130	U.S. Treasury Note	2.00	2/28/21	129
30	U.S. Treasury Note	2.00	7/31/20	30
95	U.S. Treasury Note	2.00	8/31/21	94
170	U.S. Treasury Note	2.00	11/15/21	167
190	U.S. Treasury Note	2.00	2/15/23	184
48	U.S. Treasury Note	2.00	4/30/16	49
100	U.S. Treasury Note	2.00	5/31/21	99
120	U.S. Treasury Note	2.00	2/15/22	118
150	U.S. Treasury Note	2.13	12/31/15	154
100	U.S. Treasury Note	2.13	9/30/21	99
105	U.S. Treasury Note	2.13	1/31/21	105
125	U.S. Treasury Note	2.13	6/30/21	124
134	U.S. Treasury Note	2.13	8/15/21	133
105	U.S. Treasury Note	2.13	8/31/20	106
125	U.S. Treasury Note	2.25	11/30/17	129
50	U.S. Treasury Note	2.25	7/31/21	50
108	U.S. Treasury Note	2.25	3/31/21	109
105	U.S. Treasury Note	2.25	4/30/21	106
81	U.S. Treasury Note	2.25	3/31/16	83
110	U.S. Treasury Note	2.38	12/31/20	112
80	U.S. Treasury Note	2.38	8/15/24	79
135	U.S. Treasury Note	2.38	7/31/17	140
195	U.S. Treasury Note	2.50	8/15/23	196
255	U.S. Treasury Note	2.50	5/15/24	256
50	U.S. Treasury Note	2.50	6/30/17	52
25	U.S. Treasury Note	2.63	8/15/20	26
224	U.S. Treasury Note	2.63	11/15/20	231
236	U.S. Treasury Note	2.75	11/15/23	242
9	U.S. Treasury Note	2.75	5/31/17	9
85	U.S. Treasury Note	2.75	2/15/19	89
164	U.S. Treasury Note	2.75	11/30/16	171
100	U.S. Treasury Note	2.75	2/28/18	105
195	U.S. Treasury Note	2.75	2/15/24	200
127	U.S. Treasury Note	2.75	12/31/17	133
123	U.S. Treasury Note	3.00	9/30/16	129
89	U.S. Treasury Note	3.00	8/31/16	93
100	U.S. Treasury Note	3.13	10/31/16	105
100	U.S. Treasury Note	3.13	1/31/17	105
61	U.S. Treasury Note	3.13	5/15/19	65
113	U.S. Treasury Note	3.13	4/30/17	119
104	U.S. Treasury Note	3.13	5/15/21	110
79	U.S. Treasury Note	3.25	6/30/16	83
85	U.S. Treasury Note	3.25	3/31/17	90
85	U.S. Treasury Note	3.25	12/31/16	90
83	U.S. Treasury Note	3.25	7/31/16	87
121	U.S. Treasury Note	3.38	11/15/19	130
149	U.S. Treasury Note	3.50	5/15/20	161
100	U.S. Treasury Note	3.50	2/15/18	107
185	U.S. Treasury Note	3.63	2/15/21	202
190	U.S. Treasury Note	3.63	2/15/20	207
60	U.S. Treasury Note	3.75	11/15/18	65
50	U.S. Treasury Note	3.88	5/15/18	54
30	U.S. Treasury Note	4.00	8/15/18	33
75	U.S. Treasury Note	4.25	11/15/17	82
100	U.S. Treasury Note	4.50	5/15/17	109
130	U.S. Treasury Note	4.50	11/15/15	136
70	U.S. Treasury Note	4.75	8/15/17	77
70	U.S. Treasury Note	4.88	8/15/16	76
65	U.S. Treasury Note	9.00	11/15/18	85
	Total U.S. Treasury Obligations			21,472

	Yankee Dollars — 4.90%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$207	AXIS Specialty Finance PLC (Insurance)	5.15	4/1/45	$215
229	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	230
207	Barrick International (Barbados) Corp. (Metals & Mining) (c)	6.35	10/15/36	219
353	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	362
283	Credit Suisse NY (Capital Markets)	3.63	9/9/24	279
210	Ensco PLC (Energy Equipment & Services), Callable 4/1/44 @ 100.00	5.75	10/1/44	213
124	Fairfax Financial Holdings Ltd. (Insurance) (c)	5.80	5/15/21	133
310	Intesa Sanpaolo SpA (Banks) (c)	5.02	6/26/24	302
381	Japan Tobacco, Inc. (Tobacco) (c)	2.10	7/23/18	384
356	TSMC Global Ltd. (Semiconductors & Semiconductor Equipment) (c)	1.63	4/3/18	352
489	UBS AG (Capital Markets)	2.38	8/14/19	485
354	Volkswagen International Finance N.V. (Automobiles) (c)	2.38	3/22/17	363
91	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	99
223	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services), Callable 10/17/41 @ 100.00	5.95	4/15/42	240
334	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	385
283	Wesfarmers Ltd. (Food & Staples Retailing) (c)	1.87	3/20/18	281
452	Woodside Finance Ltd. (Oil, Gas & Consumable Fuels), Callable 2/10/21 @ 100.00 (c)	4.60	5/10/21	489
	Total Yankee Dollars			5,031

	Time Deposit — 0.02%
17	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	10/1/14	17
	Total Time Deposit			17

	Mutual Funds — 14.24%
10,597,841	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares(a)(e)	0.00		10,598
2,699,195	SSgA Treasury Money Market Fund(e)	0.00		2,699
1,311,896	SSgA U.S. Government Money Market Fund(e)	0.00		1,312
	Total Mutual Funds			14,609

	Total Investments Before TBA Sale Commitments			105,418
	(cost $104,604) — 102.76%
	TBA Sale Commitments (f) — (0.66)%
(165)	Fannie Mae, 15 YR TBA	4.50	10/25/28	(174)
(300)	Fannie Mae, 30 YR TBA	6.00	10/25/44	(339)
(50)	Freddie Mac, Gold 15 YR TBA	4.50	10/15/27	(53)
(100)	Government National Mortgage Association, 30 YR TBA	5.00	10/15/43	(110)
	Total TBA Sale Commitments			(676)
	Liabilities in excess of other assets — (2.10)%			(2,153)
	Net Assets — 100.00%			$102,589

^	All or part of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $159 (amount in thousands).

(a)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2014.
(b)	Rate disclosed represents effective yield at purchase.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(e)	The rate disclosed is the rate in effect on September 30, 2014.
(f)	Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolio of Investments.)

MTN—Medium Term Note
TBA—Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Core Fixed Income Portfolio	Mellon Capital Management Corp.	Seix Investment Advisors LLC	Total

Asset Backed Securities	0.42%	-	0.42%
Collateralized Mortgage Obligations	2.41%	-	2.41%
U.S. Government Agency Mortgages	32.29%	-	32.29%
U.S. Government Agency Securities	2.12%	-	2.12%
Corporate Bonds	0.03%	25.40%	25.43%
U.S. Treasury Obligations	20.93%	-	20.93%
Yankee Dollars	-	4.90%	4.90%
Time Deposit	0.02%	-	0.02%
Mutual Funds	12.96%	1.28%	14.24%
Other Assets (Liabilities)	-3.04%	0.28%	-2.76%
Total Investments	68.14%	31.86%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations — 1.45%
$11,500	BLCP Hotel Trust, Series 2014-CLMZ, Class M (a)(b)	5.88	8/15/29	$11,440
	Total Collateralized Mortgage Obligations			11,440

	Corporate Bonds — 69.56%
1,500	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 7/1/17 @ 103.84	5.13	7/1/22	1,463
5,443	Activision Blizzard, Inc. (Software), Callable 9/15/16 @ 104.22 (b)	5.63	9/15/21	5,661
541	Activision Blizzard, Inc. (Software) (b)	6.13	9/15/23	575
2,048	AECOM Technology Corp. (Construction & Engineering), Callable 10/15/17 @104.31(b)	5.75	10/15/22	2,056
2,457	AECOM Technology Corp. (Construction & Engineering), Callable 7/15/24 @ 100.00 (b)	5.88	10/15/24	2,472
3,708	Aleris International, Inc. (Metals & Mining), Callable 11/10/14 @ 106.00	7.63	2/15/18	3,728
279	Aleris International, Inc. (Metals & Mining), Callable 11/1/15 @ 106.00	7.88	11/1/20	278
1,609	Allegion US Holding Co., Inc. (Household Durables), Callable 10/1/16 @ 104.31	5.75	10/1/21	1,641
2,069	Alliant Techsystems, Inc. (Aerospace & Defense), Callable 10/1/16 @ 104.00 (b)	5.25	10/1/21	2,074
3,375	Ally Financial, Inc. (Consumer Finance)	8.00	11/1/31	4,202
4,791	AMC Networks, Inc. (Media), Callable 7/15/16 @ 104.00	7.75	7/15/21	5,222
500	AmerenEnergy Generating Co., Series H (Independent Power and Renewable Electricity Producers)	7.00	4/15/18	475
2,609	American Airlines Pass-Through Trust, Series 2013-2, Class B (Airlines)	5.60	7/15/20	2,687
555	American Airlines Pass-Through Trust, Class B (Airlines)	5.63	1/15/21	572
3,832	American Axle & Manufacturing, Inc. (Auto Components), Callable 3/15/16 @ 105.00	6.25	3/15/21	3,985
3,844	Amsted Industries, Inc. (Machinery), Callable 3/15/18 @ 103.00 (b)	5.00	3/15/22	3,733
393	Amsted Industries, Inc. (Machinery), Callable 9/15/19 @ 102.69 (b)	5.38	9/15/24	381
1,644	Anixter International, Inc. (Electronic Equipment, Instruments & Components)	5.13	10/1/21	1,623
1,049	Aramark Services, Inc. (Food Products), Callable 3/15/15 @ 104.31	5.75	3/15/20	1,075
1,641	Asbury Automotive Group, Inc. (Specialty Retail), Callable 11/15/15 @ 104.00	8.38	11/15/20	1,756
1,500	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/16 @ 104.00	4.75	11/15/21	1,397
1,144	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/1/18 @ 102.94	5.88	8/1/23	1,118
1,783	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 103.00	6.63	10/1/20	1,823
2,157	Audatex North America, Inc. (Software), Callable 6/15/17 @ 103.00 (b)	6.00	6/15/21	2,211
502	Basic Energy Services, Inc. (Energy Equipment & Services), Callable 10/15/17 @ 104.00	7.75	10/15/22	522
200	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 3/15/17 @ 103.00	6.38	9/15/22	194
1,575	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 11/1/15 @ 103.00	6.75	11/1/20	1,591
6,000	Bill Barrett Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/17 @ 103.50	7.00	10/15/22	5,955
799	BI-LO LLC/BI-LO Finance Corp. (Food Products), Callable 2/15/15 @ 105.00 (b)	9.25	2/15/19	783
401	Building Materials Corp. of America (Building Products), Callable 5/1/16 @ 103.00 (b)	6.75	5/1/21	420
3,995	Calfrac Holdings LP (Energy Equipment & Services), Callable 12/1/15 @ 104.00 (b)	7.50	12/1/20	4,176
6,566	California Resources Corp. (Oil, Gas & Consumable Fuels), Callable 6/15/21 @ 100.00 (b)	5.50	9/15/21	6,664
3,727	Calpine Corp. (Independent Power and Renewable Electricity Producers), Callable 1/15/17 @ 103.94 (b)	7.88	1/15/23	4,062
2,832	Cardtronics, Inc. (IT Services), Callable 8/1/17 @ 103.84 (b)	5.13	8/1/22	2,790
4,399	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/16 @ 103.75	7.50	9/15/20	4,575
1,389	CBS Outdoor Americas Capital LLC (Real Estate Investment Trusts), Callable 2/15/17 @ 103.94 (b)	5.25	2/15/22	1,387
2,315	CBS Outdoor Americas Capital LLC (Real Estate Investment Trusts), Callable 9/15/17 @ 102.94 (b)	5.88	3/15/25	2,327
1,310	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/15/18 @ 103.00	5.13	2/15/23	1,258
831	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 9/30/17 @ 103.00	5.25	9/30/22	813
1,085	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 3/15/16 @ 104.00	5.25	3/15/21	1,063
3,340	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 3/1/18 @ 103.00	5.75	9/1/23	3,323
1,370	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 4/30/15 @ 104.88	6.50	4/30/21	1,428
773	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 1/31/17 @ 103.00	6.63	1/31/22	812
725	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 11/10/14 @ 105.00	7.00	1/15/19	753
3,294	CenturyLink, Inc. (Diversified Telecommunication Services)	5.63	4/1/20	3,398
2,061	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	2,113
245	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	262
2,864	Cenveo Corp. (Commercial Services & Supplies), Callable 2/1/19 @ 100.00 (b)	6.00	8/1/19	2,685
1,360	Cenveo Corp. (Commercial Services & Supplies), Callable 5/15/15 @ 106.00	11.50	5/15/17	1,370

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$6,945	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Media), Callable 9/15/15 @ 105.00 (b)	6.38	9/15/20	$7,144
2,388	Chemtura Corp. (Chemicals), Callable 7/15/16 @ 104.00	5.75	7/15/21	2,364
623	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.00	4.88	4/15/22	626
220	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.13	2/15/21	239
95	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	103
500	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	8/15/20	552
1,190	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	1,327
1,450	Chesapeake Midstream Partners LLC (Oil, Gas & Consumable Fuels), Callable 4/15/15 @ 104.00	5.88	4/15/21	1,530
6,370	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 7/15/16 @ 104.00	7.13	7/15/20	6,752
1,905	Cincinnati Bell, Inc. (Diversified Telecommunication Services), Callable 10/15/15 @ 104.00	8.38	10/15/20	2,010
2,155	CIT Group, Inc. (Diversified Financial Services) (b)	4.75	2/15/15	2,177
2,013	CIT Group, Inc. (Diversified Financial Services)	5.00	8/15/22	2,018
1,080	CIT Group, Inc. (Diversified Financial Services)	5.25	3/15/18	1,112
3,515	CIT Group, Inc. (Diversified Financial Services) (b)	6.63	4/1/18	3,770
2,908	Clayton Williams Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/1/15 @ 104.00	7.75	4/1/19	2,988
1,669	Clear Channel Worldwide Holdings, Inc., Series B (Media), Callable 11/15/17 @ 103.00	6.50	11/15/22	1,707
383	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/19 @ 103.00	6.38	3/15/24	370
710	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/14 @ 104.00	8.50	12/15/19	738
1,418	Commercial Metals Co. (Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	1,361
1,572	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.41(b)	5.88	4/15/22	1,548
500	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/1/15 @ 104.00	8.25	4/1/20	523
714	Constellation Brands, Inc. (Beverages)	3.75	5/1/21	701
3,020	Constellation Brands, Inc. (Beverages)	4.25	5/1/23	2,948
2,551	Crestwood Midstream Partners LP (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 104.69	6.13	3/1/22	2,557
2,618	Crown Castle International Corp. (Real Estate Investment Trusts)	5.25	1/15/23	2,595
2,773	CTR Partnership LP/CareTrust Capital Corp. (Real Estate Investment Trusts), Callable 6/1/17 @ 103.00 (b)	5.88	6/1/21	2,773
1,856	D.R. Horton, Inc. (Household Durables), Callable 12/1/18 @ 100.00	3.75	3/1/19	1,805
753	D.R. Horton, Inc. (Household Durables), Callable 6/15/22 @ 100.00	4.38	9/15/22	725
574	DigitalGlobe, Inc. (Aerospace & Defense), Callable 2/1/17 @ 103.00	5.25	2/1/21	551
2,060	DISH DBS Corp. (Media)	4.25	4/1/18	2,065
1,428	DISH DBS Corp. (Media)	5.88	7/15/22	1,457
1,000	DISH DBS Corp. (Media)	6.75	6/1/21	1,075
965	DISH DBS Corp. (Media)	7.88	9/1/19	1,090
1,390	DPL, Inc. (Electric Utilities), Callable 7/15/21 @ 100.00	7.25	10/15/21	1,435
145	EchoStar DBS Corp. (Media)	7.13	2/1/16	154
3,819	Equinix, Inc. (Internet Software & Services), Callable 4/1/17 @ 102.00	4.88	4/1/20	3,781
581	Equinix, Inc. (Internet Software & Services), Callable 4/1/18 @ 103.00	5.38	4/1/23	575
2,350	Equinix, Inc. (Internet Software & Services), Callable 7/15/16 @ 104.00	7.00	7/15/21	2,517
3,141	First Cash Financial Services, Inc. (Consumer Finance), Callable 4/1/17 @ 105.00	6.75	4/1/21	3,267
281	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/21 @ 100.00	6.25	9/15/21	278
1,645	Frontier Communications Corp. (Diversified Telecommunication Services)	8.13	10/1/18	1,838
4,264	Frontier Communications Corp. (Diversified Telecommunication Services)	8.50	4/15/20	4,733
3,536	FTS International, Inc. (Oil, Gas & Consumable Fuels), Callable 5/1/17 @ 105.00 (b)	6.25	5/1/22	3,474
615	Gannett Co., Inc. (Media) (b)	4.88	9/15/21	595
2,438	Gannett Co., Inc. (Media), Callable 10/15/16 @ 102.56 (b)	5.13	10/15/19	2,462
41	Gannett Co., Inc. (Media) (b)	5.50	9/15/24	40
227	GCI, Inc. (Diversified Telecommunication Services), Callable 6/1/16 @ 103.00	6.75	6/1/21	226
3,000	GCI, Inc. (Diversified Telecommunication Services), Callable 11/15/14 @ 104.00	8.63	11/15/19	3,090
691	General Motors Financial Co. (Diversified Financial Services)	3.50	7/10/19	696
4,589	General Motors Financial Co. (Diversified Financial Services)	4.25	5/15/23	4,606
4,838	Genesis Energy LP (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 103.00	5.75	2/15/21	4,741
123	Genesis Energy LP (Oil, Gas & Consumable Fuels), Callable 12/15/14 @ 104.00	7.88	12/15/18	128

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,365	GenOn Energy, Inc. (Independent Power and Renewable Electricity Producers)	9.50	10/15/18	$2,460
2,603	Gibraltar Industries, Inc. (Building Products), Callable 2/1/17 @ 103.00 (c)	6.25	2/1/21	2,669
3,425	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	4,273
1,907	Griffon Corp. (Building Products), Callable 2/1/17 @ 104.00	5.25	3/1/22	1,816
1,524	H.J. Heinz Co. (Food Products), Callable 4/15/15 @ 102.00	4.25	10/15/20	1,514
1,883	Harland Clarke Holdings Corp. (Commercial Services & Supplies), Callable 3/1/17 @ 103.00 (b)	6.88	3/1/20	1,921
1,915	Harland Clarke Holdings Corp. (IT Services), Callable 8/1/15 @ 105.00 (b)	9.75	8/1/18	2,044
1,787	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	1,879
2,555	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	2,791
1,000	HCA, Inc. (Health Care Providers & Services), Callable 11/15/15 @ 104.00	7.75	5/15/21	1,069
900	Hilcorp Energy, Inc./Hilcorp Energy Co. (Oil, Gas & Consumable Fuels), Callable 10/1/15 @ 104.00 (b)	7.63	4/15/21	947
2,999	Hilcorp Energy, Inc./Hilcorp Energy Co. (Oil, Gas & Consumable Fuels), Callable 2/15/15 @ 104.00 (b)	8.00	2/15/20	3,130
4,040	Hornbeck Offshore Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 104.00	5.00	3/1/21	3,838
700	Hughes Satellite Systems Corp. (Diversified Telecommunication Services)	6.50	6/15/19	744
1,275	Hughes Satellite Systems Corp. (Diversified Telecommunication Services)	7.63	6/15/21	1,390
1,000	Huntington Ingalls Industries (Aerospace & Defense), Callable 3/15/16 @ 104.00	7.13	3/15/21	1,078
2,873	Huntsman International LLC (Chemicals), Callable 8/15/20 @ 100.00	4.88	11/15/20	2,830
3,663	IAC/InterActiveCorp (Internet Software & Services), Callable 11/30/14 @ 105.00	4.88	11/30/18	3,700
3,691	Ingles Markets, Inc. (Food & Staples Retailing), Callable 6/15/18 @ 103.00	5.75	6/15/23	3,709
224	International Lease Finance Corp. (Diversified Financial Services)	4.63	4/15/21	222
3,055	International Lease Finance Corp. (Diversified Financial Services)	5.88	4/1/19	3,254
376	International Lease Finance Corp. (Diversified Financial Services)	5.88	8/15/22	393
1,125	International Lease Finance Corp. (Diversified Financial Services)	6.25	5/15/19	1,205
1,000	Iron Mountain, Inc. (Commercial Services & Supplies), Callable 8/15/17 @ 103.00	5.75	8/15/24	981
980	Iron Mountain, Inc. (Commercial Services & Supplies), Callable 10/1/15 @ 104.00	7.75	10/1/19	1,046
1,100	J.B. Poindexter & Co., Inc. (Auto Components), Callable 4/1/17 @ 105.00 (b)	9.00	4/1/22	1,181
8,000	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 6/1/15 @ 105.44 (b)	7.25	6/1/21	8,401
2,622	JMC Steel Group, Inc. (Metals & Mining), Callable 11/10/14 @ 106.00 (b)	8.25	3/15/18	2,648
1,972	KB Home (Household Durables), Callable 9/15/21 @ 100.00	7.00	12/15/21	2,056
440	KB Home (Household Durables)	7.50	9/15/22	471
4,101	Key Energy Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 103.00	6.75	3/1/21	3,947
3,654	Kinder Morgan (Delaware), Inc. (Oil, Gas & Consumable Fuels), Callable 8/15/23 @ 100.00 (b)	5.63	11/15/23	3,882
2,556	Kindred Healthcare, Inc. (Health Care Providers & Services), Callable 4/15/17 @ 105.00 (b)	6.38	4/15/22	2,492
1,000	Koppers, Inc. (Chemicals), Callable 12/1/14 @ 104.00	7.88	12/1/19	1,039
2,650	Lamar Media Corp. (Media), Callable 2/1/17 @ 102.94	5.88	2/1/22	2,730
2,262	LifePoint Hospitals, Inc. (Health Care Providers & Services), Callable 12/1/21 @ 104.13	5.50	12/1/21	2,290
3,787	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	3,947
100	Limited Brands, Inc. (Specialty Retail)	6.63	4/1/21	110
170	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	189
2,258	Lin Television Corp. (Cable & Satellite), Callable 1/15/17 @ 103.00	6.38	1/15/21	2,275
6,488	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/15 @ 104.31	8.63	4/15/20	6,708
522	Lynx I Corp. (Media), Callable 4/15/17 @ 103.00 (b)	5.38	4/15/21	526
5,345	Martin Midstream Partners LP/Martin Midstream Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 104.00	7.25	2/15/21	5,332
5,494	Meritage Homes Corp. (Household Durables)	7.15	4/15/20	5,988
8,265	MGM Resorts International (Hotels, Restaurants & Leisure)^	5.25	3/31/20	8,265
2,400	MidContinent Express Pipeline LLC (Oil, Gas & Consumable Fuels) (b)	6.70	9/15/19	2,712
4,967	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 2/15/17 @ 103.00	6.38	2/15/22	5,302
1,615	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 5/1/16 @ 103.00	6.88	5/1/21	1,728
3,623	Navient LLC (Consumer Finance)	6.13	3/25/24	3,532
3,282	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 12/15/17 @ 102.94	5.88	12/15/21	3,356
1,906	Netflix, Inc. (Internet & Catalog Retail) (b)	5.75	3/1/24	1,963

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$3,976	Newfield Exploration Co. (Oil, Gas & Consumable Fuels), Callable 2/1/15 @ 103.00	6.88	2/1/20	$4,145
3,184	NGL Energy Partners LP/NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/16 @ 105.00 (b)	6.88	10/15/21	3,311
3,012	Nielsen Finance LLC/Nielsen Finance Co. (Media), Callable 10/1/16 @ 102.00 (b)	4.50	10/1/20	2,914
1,782	Nielsen Finance LLC/Nielsen Finance Co. (Media), Callable 4/15/17 @ 104.00 (b)	5.00	4/15/22	1,742
495	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 7/15/18 @ 103.00 (b)	6.25	7/15/22	508
3,157	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 5/15/16 @ 104.00	7.88	5/15/21	3,394
1,575	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 9/1/15 @ 104.00	8.25	9/1/20	1,687
2,556	Nuance Communications, Inc. (Software), Callable 8/15/16 @ 103.00 (b)	5.38	8/15/20	2,498
1,445	NuStar Logistics LP (Oil, Gas & Consumable Fuels)	4.80	9/1/20	1,407
316	NuStar Logistics LP (Oil, Gas & Consumable Fuels)	6.75	2/1/21	344
3,528	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/17 @ 103.44	6.88	3/15/22	3,722
1,113	Ocwen Financial Corp. (Consumer Finance), Callable 5/15/16 @ 105.00^ (b)	6.63	5/15/19	1,074
2,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts), Callable 10/15/15 @ 103.00	6.75	10/15/22	2,125
1,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts), Callable 2/15/15 @ 104.00	7.50	2/15/20	1,054
743	Omnicare, Inc. (Health Care Providers & Services), Callable 6/1/15 @ 104.00	7.75	6/1/20	786
4,039	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	6.00	11/15/18	3,958
790	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)^	6.25	11/15/21	735
2,386	PHH Corp. (Diversified Financial Services), Callable 8/15/17 @ 103.00	6.38	8/15/21	2,338
7,110	PHH Corp. (Diversified Financial Services)	7.38	9/1/19	7,537
3,973	PolyOne Corp. (Chemicals)	5.25	3/15/23	3,854
7,670	Post Holdings, Inc. (Food Products), Callable 2/15/17 @ 103.69	7.38	2/15/22	7,593
1,916	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	6.80	3/1/20	2,057
184	Res-Care, Inc. (Health Care Providers & Services), Callable 1/15/15 @ 105.00	10.75	1/15/19	195
2,700	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (Household Products), Callable 8/15/15 @ 103.94	7.88	8/15/19	2,869
875	Rose Rock Midstream LP/Rose Rock Midstream Finance Corp. (Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 104.00 (b)	5.63	7/15/22	866
750	RRI Energy, Inc. (Independent Power and Renewable Electricity Producers)	7.88	6/15/17	763
4,181	RSI Home Products, Inc. (Household Durables), Callable 3/1/15 @ 105.00 (b)	6.88	3/1/18	4,359
1,070	Sanchez Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/15/18 @ 103.00 (b)	6.13	1/15/23	1,060
2,535	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 3/15/16 @ 103.75	7.50	3/15/21	2,472
1,135	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.00	8.13	10/15/22	1,134
1,680	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 1/15/15 @ 104.38	8.75	1/15/20	1,730
7,379	Select Medical Corp. (Health Care Providers & Services), Callable 6/1/16 @ 105.00	6.38	6/1/21	7,379
2,127	SemGroup Corp. (Oil, Gas & Consumable Fuels), Callable 6/15/16 @ 106.00	7.50	6/15/21	2,233
1,750	Service Corp. International (Diversified Consumer Services)	7.00	6/15/17	1,908
700	Service Corp. International (Diversified Consumer Services)	8.00	11/15/21	819
1,689	Seventy Seven Energy, Inc. (Energy Equipment & Services), Callable 7/15/17 @ 104.88 (b)	6.50	7/15/22	1,659
2,022	Sinclair Television Group, Inc. (Media), Callable 4/1/16 @ 104.00	5.38	4/1/21	1,992
2,379	Sinclair Television Group, Inc. (Media), Callable 10/1/17 @ 103.00	6.13	10/1/22	2,421
368	Sinclair Television Group, Inc. (Media), Callable 11/1/16 @ 105.00	6.38	11/1/21	376
1,655	Sirius XM Radio, Inc. (Media), Callable 8/15/17 @ 103.00 (b)	5.25	8/15/22	1,725
1,714	Sirius XM Radio, Inc. (Media), Callable 10/1/16 @ 103.00 (b)	5.88	10/1/20	1,735
446	Sirius XM Radio, Inc. (Media), Callable 7/15/19 @ 103.00 (b)	6.00	7/15/24	453
1,415	SLM Corp. (Consumer Finance)	5.50	1/15/19	1,443
2,000	SLM Corp., MTN (Consumer Finance)	6.25	1/25/16	2,076
4,836	Smithfield Foods, Inc. (Food Products), Callable 8/15/17 @ 103.00	6.63	8/15/22	5,102
3,880	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	4,079
1,899	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	11/15/22	1,842
410	Sprint Nextel Corp. (Wireless Telecommunication Services)	7.00	8/15/20	427
960	Sprint Nextel Corp. (Wireless Telecommunication Services) (b)	7.00	3/1/20	1,050
1,665	Sprint Nextel Corp. (Wireless Telecommunication Services) (b)	9.00	11/15/18	1,923
735	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	941
129	Steel Dynamics, Inc. (Metals & Mining), Callable 10/1/17 @ 102.56 (b)	5.13	10/1/21	131
730	Steel Dynamics, Inc. (Metals & Mining), Callable 4/15/18 @ 103.00	5.25	4/15/23	735
1,000	Steel Dynamics, Inc. (Metals & Mining), Callable 8/15/17 @ 103.00	6.38	8/15/22	1,056

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,549	Steel Dynamics, Inc. (Metals & Mining), Callable 3/15/15 @ 104.00	7.63	3/15/20	$1,626
1,127	Targa Resources Partners LP (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 103.00	6.38	8/1/22	1,200
3,830	Taylor Morrison Communities, Inc. (Household Durables), Callable 4/15/16 @ 104.00(b)	5.25	4/15/21	3,734
5,920	Tenet Healthcare Corp. (Health Care Providers & Services)	6.00	10/1/20	6,260
2,125	Tenneco, Inc. (Auto Components), Callable 11/10/14 @ 104.00	7.75	8/15/18	2,215
1,437	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 103.00	5.88	10/1/20	1,487
2,213	The ADT Corp. (Commercial Services & Supplies)	3.50	7/15/22	1,914
1,655	The ADT Corp. (Commercial Services & Supplies)^	6.25	10/15/21	1,713
5,050	The AES Corp. (Independent Power and Renewable Electricity Producers), Callable 6/1/21 @ 100.00	7.38	7/1/21	5,656
19	The AES Corp. (Independent Power and Renewable Electricity Producers)	7.75	10/15/15	20
250	The AES Corp. (Independent Power and Renewable Electricity Producers)	8.00	6/1/20	287
2,196	The Goodyear Tire & Rubber Co. (Auto Components), Callable 3/1/16 @ 104.88	6.50	3/1/21	2,284
2,900	The Goodyear Tire & Rubber Co. (Auto Components)	8.75	8/15/20	3,408
1,177	The Men's Wearhouse, Inc. (Specialty Retail), Callable 7/1/17 @ 105.00^ (b)	7.00	7/1/22	1,189
1,481	The Ryland Group, Inc. (Household Durables)	5.38	10/1/22	1,444
4,548	Titan International, Inc. (Machinery), Callable 10/1/16 @ 105.00	6.88	10/1/20	4,458
163	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 9/1/15 @ 103.00	5.25	9/1/18	168
627	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 9/1/18 @ 103.00	6.00	3/1/23	626
692	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/18 @ 103.00	6.13	1/15/22	695
2,423	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/1/17 @ 103.00	6.25	4/1/21	2,447
6,064	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/28/16 @ 103.27	6.54	4/28/20	6,217
1,305	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/1/18 @ 103.00	6.63	4/1/23	1,334
162	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/28/18 @ 103.00	6.84	4/28/23	166
1,962	Toll Brothers Finance Corp. (Household Durables)	5.88	2/15/22	2,085
1,320	TRW Automotive, Inc. (Auto Components) (b)	4.50	3/1/21	1,337
855	United Airlines Pass Through Trust, Class B (Airlines)	4.63	9/3/22	840
520	United Rentals NA, Inc. (Commercial Services & Supplies), Callable 5/15/16 @ 104.00	7.38	5/15/20	553
2,636	United Rentals NA, Inc. (Commercial Services & Supplies), Callable 4/15/17 @ 104.00	7.63	4/15/22	2,866
3,470	Universal Hospital Services, Inc. (Health Care Equipment & Supplies), Callable 8/15/15 @ 106.00	7.63	8/15/20	3,262
1,038	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 10/15/16 @ 103.00(b)	6.38	10/15/20	1,067
4,778	ViaSat, Inc. (Communications Equipment), Callable 6/15/16 @ 103.00	6.88	6/15/20	5,065
2,814	Vulcan Materials Co. (Construction Materials)	7.50	6/15/21	3,292
2,286	West Corp. (Commercial Services & Supplies), Callable 7/15/17 @ 104.00 (b)	5.38	7/15/22	2,109
984	West Corp. (Commercial Services & Supplies), Callable 11/15/14 @ 104.00	7.88	1/15/19	1,026
1,672	Weyerhaeuser Real Estate Co. (Real Estate Investment Trusts) (b)	4.38	6/15/19	1,634
3,446	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/18 @ 100.00	5.00	3/15/19	3,541
3,556	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/20 @ 100.00	5.75	3/15/21	3,760
901	William Lyon Homes, Inc. (Household Durables), Callable 4/15/16 @ 104.31	5.75	4/15/19	885
15	Windstream Corp. (Diversified Telecommunication Services), Callable 2/1/18 @ 103.00	6.38	8/1/23	14
533	Windstream Corp. (Diversified Telecommunication Services), Callable 4/1/16 @ 104.00	7.50	4/1/23	546
655	Windstream Corp. (Diversified Telecommunication Services), Callable 6/1/17 @ 104.00	7.50	6/1/22	689
600	Windstream Corp. (Diversified Telecommunication Services), Callable 10/15/15 @ 104.00	7.75	10/15/20	632
4,750	Windstream Corp. (Diversified Telecommunication Services)	7.88	11/1/17	5,272
167	Wynn Las Vegas LLC (Hotels, Restaurants & Leisure), Callable 8/15/15 @ 103.88	7.75	8/15/20	177
	Total Corporate Bonds			549,778

	Yankee Dollars — 15.00%
294	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Diversified Financial Services) (b)	5.00	10/1/21	293

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$3,343	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Diversified Financial Services) (b)	3.75	5/15/19	$3,242
1,063	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Diversified Financial Services) (b)	4.50	5/15/21	1,031
292	Aircastle Ltd. (Trading Companies & Distributors)	6.25	12/1/19	307
50	Aircastle Ltd. (Trading Companies & Distributors)	6.75	4/15/17	53
1,730	Aircastle Ltd. (Trading Companies & Distributors)	7.63	4/15/20	1,934
1,720	Albea Beauty Holdings SA (Personal Products), Callable 11/1/15 @ 106.00 (b)	8.38	11/1/19	1,834
1,714	Arcelormittal (Metals & Mining)	6.75	2/25/22	1,840
5,315	ArcelorMittal (Metals & Mining)	5.75	8/5/20	5,548
1,706	Barry Callebaut Services NV (Food Products) (b)	5.50	6/15/23	1,809
736	Baytex Energy Corp. (Oil, Gas & Consumable Fuels), Callable 6/1/17 @ 103.00 (b)	5.13	6/1/21	718
1,180	Bombardier, Inc. (Aerospace & Defense) (b)	5.75	3/15/22	1,174
172	Bombardier, Inc. (Aerospace & Defense)^ (b)	6.13	1/15/23	172
1,600	Calcipar SA (Building Products), Callable 5/1/15 @ 103.00 (b)	6.88	5/1/18	1,648
1,500	Cascades, Inc. (Containers & Packaging), Callable 1/15/15 @ 104.00	7.88	1/15/20	1,564
2,107	Cogeco Cable, Inc. (Media), Callable 5/1/16 @ 104.00 (b)	4.88	5/1/20	2,091
5,702	Drill Rigs Holdings, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/15 @ 103.00(b)	6.50	10/1/17	5,674
3,764	First Quantum Minerals Ltd. (Metals & Mining), Callable 2/15/18 @ 103.50 (b)	7.00	2/15/21	3,816
55	First Quantum Minerals Ltd. (Metals & Mining), Callable 10/15/15 @ 105.44 (b)	7.25	10/15/19	57
1,351	First Quantum Minerals Ltd. (Metals & Mining), Callable 5/15/17 @ 105.00 (b)	7.25	5/15/22	1,381
400	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 4/1/17 @ 103.44^(b)	6.88	4/1/22	407
2,245	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 11/1/15 @ 104.00^(b)	8.25	11/1/19	2,321
2,422	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/16 @ 105.00(b)	6.75	7/15/21	2,567
2,158	Grifols Worldwide Operations Ltd. (Pharmaceuticals), Callable 4/1/17 @ 104.75 (b)	5.25	4/1/22	2,131
2,108	HudBay Minerals, Inc. (Metals & Mining) (b)	9.50	10/1/20	2,245
783	HudBay Minerals, Inc. (Metals & Mining), Callable 10/1/16 @ 105.00	9.50	10/1/20	834
3,320	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 8/1/18 @ 102.75	5.50	8/1/23	3,171
2,145	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 10/15/15 @ 103.63	7.25	10/15/20	2,268
2,150	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 4/1/16 @ 103.75	7.50	4/1/21	2,295
3,224	Intergen NV (Electric Utilities), Callable 6/30/18 @ 103.50 (b)	7.00	6/30/23	3,103
3,691	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/30/17 @ 103.00(b)	6.38	1/30/23	3,723
900	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/15 @ 105.00 (b)	6.50	3/15/21	923
400	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/30/18 @ 104.00 (b)	7.00	3/31/24	414
3,393	Navios Maritime Holdings, Inc. (Marine), Callable 1/15/17 @ 106.00 (b)	7.38	1/15/22	3,223
1,204	Norbord, Inc. (Paper & Forest Products) (b)	5.38	12/1/20	1,165
2,208	Northern Blizzard Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 105.00 (b)	7.25	2/1/22	2,274
1,555	Novelis, Inc. (Metals & Mining), Callable 11/10/14 @ 106.00^	8.38	12/15/17	1,617
4,348	Pacific Drilling SA (Oil, Gas & Consumable Fuels), Callable 6/1/16 @ 104.00 (b)	5.38	6/1/20	3,979
2,521	Pacific Drilling V Ltd. (Oil, Gas & Consumable Fuels), Callable 12/1/15 @ 104.00 (b)	7.25	12/1/17	2,527
3,405	Quebecor Media, Inc. (Media)	5.75	1/15/23	3,379
2,089	Rexel SA (Trading Companies & Distributors), Callable 6/15/16 @ 103.94(b)	5.25	6/15/20	2,098
1,672	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	5.25	11/15/22	1,689
3,964	Seagate HDD Cayman (Technology Hardware, Storage & Peripherals) (b)	4.75	1/1/25	3,944
1,782	SoftBank Corp. (Wireless Telecommunication Services) (b)	4.50	4/15/20	1,778
3,672	Stackpole International Intermediate Co. (Auto Components), Callable 10/15/16 @ 106.00 (b)	7.75	10/15/21	3,690
2,038	Stena AB (Marine)^ (b)	7.00	2/1/24	2,120
2,836	Telecom Italia Capital (Diversified Telecommunication Services)	7.00	6/4/18	3,190
1,269	Tembec Industries, Inc. (Paper & Forest Products), Callable 10/15/16 @ 104.50 (b)	9.00	12/15/19	1,278
178	Tembec Industries, Inc. (Paper & Forest Products), Callable 12/15/14 @ 106.00	11.25	12/15/18	192
804	The Nielsen Co. (Luxembourg) Sarl (Professional Services), Callable 10/1/16 @ 104.00	5.50	10/1/21	808
3,751	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.00 (b)	6.00	11/1/20	3,751
532	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 105.00 (b)	6.25	4/15/22	520
4,652	UPCB Finance V Ltd. (Diversified Telecommunication Services), Callable 11/15/16 @ 103.63 (b)	7.25	11/15/21	4,978

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)

	Yankee Dollars (continued)
$1,037	UPCB Finance VI Ltd. (Diversified Telecommunication Services), Callable 1/15/17 @ 103.44 (b)	6.88	1/15/22	$1,107
836	Videotron Ltee (Media)	5.00	7/15/22	828
5,520	VPII Escrow Corp. (Pharmaceuticals), Callable 8/15/15 @ 105.00 (b)	6.75	8/15/18	5,824
	Total Yankee Dollars			118,547

	Time Deposit — 2.51%
19,827	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	10/1/14	19,827
	Total Time Deposit			19,827

	Mutual Funds — 11.47%
78,933,284	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares(a)(d)	0.00		78,933
11,721,613	SSgA Treasury Money Market Fund(d)	0.00		11,722
	Total Mutual Funds			90,655

	Repurchase Agreement — 0.63%
5,000	Jefferies LLC, 0.01%, 10/1/14 (Purchased on 9/30/14, proceeds at maturity $5,000,001 collateralized by U.S. Treasury Obligations, 0.01% - 2.88%, 12/26/14 – 11/15/40 fair value $5,103,772) ^^			5,000
	Total Repurchase Agreement			5,000

	Total Investments (cost $785,589) — 100.62%			795,247
	Other assets in excess of liabilities — (0.62)%			(4,901)
	Net Assets — 100.00%			$790,346

^	All or part of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $10,950 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.

(a)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2014.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2014.
(d)	The rate disclosed is the rate in effect on September 30, 2014.

MTN—Medium Term Note

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Fixed Income Opportunity Portfolio	Fort Washington	Mellon Capital Management Corporation	Seix Investment Advisors LLC	Western Asset Management Company	Total

Collateralized Mortgage Obligations	-	-	-	1.45%	1.45%
Corporate Bonds	69.56%	-	-	-	69.56%
Yankee Dollars	15.00%	-	-	-	15.00%
Time Deposits	2.49%	-	0.02%	-	2.51%
Mutual Funds	-	10.04%	-	1.43%	11.47%
Repurchase Agreement	0.63%	-	-	-	0.63%
Other Assets (Liabilities)	-1.53%	-	-	0.91%	-0.62%
Total Net Assets	86.15%	10.04%	0.02%	3.79%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 7.79%
$500	Fannie Mae	0.50	3/30/16	$500
320	Fannie Mae, Callable 10/29/14 @ 100.00	0.50	4/29/16	320
350	Fannie Mae	0.88	12/20/17	346
385	Fannie Mae	0.88	10/26/17	381
250	Fannie Mae	0.88	5/21/18	245
300	Fannie Mae	0.88	8/28/17	298
450	Fannie Mae, Callable 11/23/14 @ 100.00	0.95	8/23/17	446
50	Fannie Mae, Callable 11/15/14 @ 100.00	1.00	2/15/18	49
300	Fannie Mae, Callable 12/28/14 @ 100.00	1.00	12/28/17	295
300	Fannie Mae, Series 0001, Callable 10/30/14 @ 100.00	1.00	4/30/18	295
250	Fannie Mae, Callable 12/27/14 @ 100.00	1.07	9/27/17	250
75	Fannie Mae, Callable 12/28/14 @ 100.00	1.13	3/28/18	74
250	Fannie Mae, Callable 11/28/14 @ 100.00	1.15	2/28/18	246
350	Fannie Mae	1.25	9/28/16	354
150	Fannie Mae, Callable 10/29/14 @ 100.00	1.55	10/29/19	146
400	Fannie Mae	1.63	10/26/15	406
350	Fannie Mae	1.88	9/18/18	354
250	Fannie Mae	1.88	2/19/19	251
100	Fannie Mae, Callable 11/22/14 @ 100.00	2.50	2/22/23	97
430	Fannie Mae (a)	4.00	10/9/19	381
300	Fannie Mae	5.00	3/15/16	320
410	Fannie Mae	5.00	2/13/17	450
400	Fannie Mae	5.25	9/15/16	436
200	Fannie Mae	5.38	6/12/17	223
30	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	30
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	162
85	Fannie Mae	6.21	8/6/38	112
95	Fannie Mae	6.25	5/15/29	128
160	Fannie Mae	6.63	11/15/30	227
30	Fannie Mae	7.25	5/15/30	45
150	Federal Farm Credit Bank, Callable 10/20/14 @ 100.00	0.54	11/7/16	149
300	Federal Farm Credit Bank	4.88	12/16/15	316
250	Federal Farm Credit Bank	5.13	8/25/16	271
600	Federal Home Loan Bank	0.50	11/20/15	602
200	Federal Home Loan Bank, Series 1	0.88	5/24/17	199
500	Federal Home Loan Bank, Series 1	1.00	6/21/17	500
170	Federal Home Loan Bank, Callable 10/28/14 @ 100.00	1.25	2/28/18	169
200	Federal Home Loan Bank, Callable 8/28/15 @ 100.00	1.50	2/28/17	202
400	Federal Home Loan Bank	2.00	9/14/18	406
550	Federal Home Loan Bank	4.75	12/16/16	598
250	Federal Home Loan Bank, Series 1069	5.00	11/17/17	279
580	Federal Home Loan Bank	5.25	12/11/20	676
500	Federal Home Loan Bank, Series 656	5.38	5/18/16	539
65	Federal Home Loan Bank	5.50	7/15/36	84
200	Freddie Mac	0.42	9/18/15	200
75	Freddie Mac, Callable 1/28/15 @ 100.00	0.50	1/28/16	75
100	Freddie Mac, Callable 12/20/14 @ 100.00	0.57	6/20/16	100
150	Freddie Mac, Callable 10/5/14 @ 100.00	0.75	10/5/16	150
500	Freddie Mac	0.88	3/7/18	491
400	Freddie Mac	0.88	2/22/17	400
500	Freddie Mac	1.00	3/8/17	501
125	Freddie Mac, Callable 10/30/14 @ 100.00	1.02	4/30/18	123
245	Freddie Mac, Callable 12/12/14 @ 100.00	1.20	6/12/18	243
200	Freddie Mac	1.25	8/1/19	194
500	Freddie Mac	1.25	10/2/19	486
250	Freddie Mac, Callable 6/26/15 @ 100.00	1.40	8/22/19	245
300	Freddie Mac	2.00	8/25/16	308
100	Freddie Mac	2.38	1/13/22	99
100	Freddie Mac, Callable 6/29/15 @ 100.00	2.50	4/17/23	97
800	Freddie Mac	4.75	1/19/16	847
1,040	Freddie Mac	5.25	4/18/16	1,118
250	Freddie Mac	6.25	7/15/32	348
80	Freddie Mac	6.75	3/15/31	115

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$310	Tennessee Valley Authority	4.70	7/15/33	$351
135	Tennessee Valley Authority	5.25	9/15/39	164
190	Tennessee Valley Authority	6.15	1/15/38	257
	Total U.S. Government Agency Securities			19,769

	Corporate Bond — 0.11%
250	Private Export Funding Corp. (Diversified Financial Services)	4.38	3/15/19	276
	Total Corporate Bond			276

	U.S. Treasury Obligations — 77.49%
837	U.S. Treasury Bond	2.75	8/15/42	767
1,171	U.S. Treasury Bond	2.75	11/15/42	1,071
1,416	U.S. Treasury Bond	2.88	5/15/43	1,326
439	U.S. Treasury Bond	3.00	5/15/42	424
1,147	U.S. Treasury Bond	3.13	2/15/43	1,130
666	U.S. Treasury Bond	3.13	11/15/41	661
1,131	U.S. Treasury Bond	3.13	2/15/42	1,120
1,245	U.S. Treasury Bond	3.13	8/15/44	1,225
980	U.S. Treasury Bond	3.38	5/15/44	1,012
400	U.S. Treasury Bond	3.50	2/15/39	426
500	U.S. Treasury Bond	3.63	8/15/43	540
1,280	U.S. Treasury Bond	3.63	2/15/44	1,383
630	U.S. Treasury Bond	3.75	8/15/41	699
1,245	U.S. Treasury Bond	3.75	11/15/43	1,376
935	U.S. Treasury Bond	3.88	8/15/40	1,058
400	U.S. Treasury Bond	4.25	5/15/39	479
690	U.S. Treasury Bond	4.25	11/15/40	829
485	U.S. Treasury Bond	4.38	2/15/38	589
682	U.S. Treasury Bond	4.38	11/15/39	832
363	U.S. Treasury Bond	4.38	5/15/40	444
146	U.S. Treasury Bond	4.38	5/15/41	179
135	U.S. Treasury Bond	4.50	2/15/36	167
800	U.S. Treasury Bond	4.50	8/15/39	993
173	U.S. Treasury Bond	4.63	2/15/40	219
775	U.S. Treasury Bond	4.75	2/15/41	1,004
90	U.S. Treasury Bond	5.00	5/15/37	119
520	U.S. Treasury Bond	5.25	2/15/29	670
282	U.S. Treasury Bond	5.25	11/15/28	363
359	U.S. Treasury Bond	5.38	2/15/31	475
313	U.S. Treasury Bond	5.50	8/15/28	411
310	U.S. Treasury Bond	6.00	2/15/26	414
235	U.S. Treasury Bond	6.13	11/15/27	323
215	U.S. Treasury Bond	6.25	5/15/30	307
122	U.S. Treasury Bond	6.25	8/15/23	160
618	U.S. Treasury Bond	6.50	11/15/26	865
200	U.S. Treasury Bond	6.75	8/15/26	284
474	U.S. Treasury Bond	7.13	2/15/23	647
7	U.S. Treasury Bond	7.88	2/15/21	9
110	U.S. Treasury Bond	8.13	8/15/21	152
550	U.S. Treasury Bond	8.13	8/15/19	715
400	U.S. Treasury Bond	8.75	8/15/20	551
1,180	U.S. Treasury Note	0.25	10/31/15	1,181
1,355	U.S. Treasury Note	0.25	4/15/16	1,352
825	U.S. Treasury Note	0.25	12/15/15	825
700	U.S. Treasury Note	0.25	2/29/16	699
1,400	U.S. Treasury Note	0.25	11/30/15	1,401
1,451	U.S. Treasury Note	0.25	10/15/15	1,453
480	U.S. Treasury Note	0.25	5/15/16	479
1,171	U.S. Treasury Note	0.38	2/15/16	1,172
1,114	U.S. Treasury Note	0.38	3/31/16	1,114
923	U.S. Treasury Note	0.38	4/30/16	923
1,500	U.S. Treasury Note	0.38	1/31/16	1,502
899	U.S. Treasury Note	0.38	1/15/16	900
698	U.S. Treasury Note	0.38	11/15/15	699

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,814	U.S. Treasury Note	0.38	3/15/16	$1,816
1,005	U.S. Treasury Note	0.38	5/31/16	1,004
900	U.S. Treasury Note	0.50	7/31/17	886
935	U.S. Treasury Note	0.50	9/30/16	933
995	U.S. Treasury Note	0.50	6/30/16	996
870	U.S. Treasury Note	0.50	8/31/16	869
1,050	U.S. Treasury Note	0.50	7/31/16	1,050
327	U.S. Treasury Note	0.50	6/15/16	327
1,120	U.S. Treasury Note	0.63	12/15/16	1,118
800	U.S. Treasury Note	0.63	4/30/18	779
1,000	U.S. Treasury Note	0.63	8/15/16	1,001
650	U.S. Treasury Note	0.63	9/30/17	640
1,000	U.S. Treasury Note	0.63	7/15/16	1,002
1,100	U.S. Treasury Note	0.63	10/15/16	1,100
1,450	U.S. Treasury Note	0.63	5/31/17	1,437
925	U.S. Treasury Note	0.63	11/15/16	924
1,000	U.S. Treasury Note	0.63	2/15/17	996
1,220	U.S. Treasury Note	0.63	8/31/17	1,204
800	U.S. Treasury Note	0.63	11/30/17	786
513	U.S. Treasury Note	0.75	3/31/18	502
1,200	U.S. Treasury Note	0.75	6/30/17	1,192
1,400	U.S. Treasury Note	0.75	1/15/17	1,399
1,236	U.S. Treasury Note	0.75	12/31/17	1,216
1,000	U.S. Treasury Note	0.75	10/31/17	987
1,150	U.S. Treasury Note	0.75	2/28/18	1,128
1,046	U.S. Treasury Note	0.75	3/15/17	1,044
940	U.S. Treasury Note	0.88	5/15/17	939
895	U.S. Treasury Note	0.88	7/15/17	892
810	U.S. Treasury Note	0.88	8/15/17	806
930	U.S. Treasury Note	0.88	6/15/17	928
799	U.S. Treasury Note	0.88	1/31/18	788
1,692	U.S. Treasury Note	0.88	4/30/17	1,691
1,055	U.S. Treasury Note	0.88	4/15/17	1,055
1,022	U.S. Treasury Note	0.88	11/30/16	1,026
1,575	U.S. Treasury Note	0.88	12/31/16	1,579
500	U.S. Treasury Note	0.88	1/31/17	501
1,255	U.S. Treasury Note	0.88	2/28/17	1,256
380	U.S. Treasury Note	0.88	7/31/19	364
1,281	U.S. Treasury Note	0.88	9/15/16	1,288
716	U.S. Treasury Note	1.00	9/30/19	688
600	U.S. Treasury Note	1.00	8/31/19	577
1,400	U.S. Treasury Note	1.00	5/31/18	1,379
1,210	U.S. Treasury Note	1.00	9/15/17	1,208
1,500	U.S. Treasury Note	1.00	8/31/16	1,512
600	U.S. Treasury Note	1.00	11/30/19	575
700	U.S. Treasury Note	1.00	3/31/17	702
927	U.S. Treasury Note	1.00	9/30/16	934
1,500	U.S. Treasury Note	1.00	10/31/16	1,511
1,000	U.S. Treasury Note	1.13	12/31/19	963
655	U.S. Treasury Note	1.13	4/30/20	627
500	U.S. Treasury Note	1.13	3/31/20	479
475	U.S. Treasury Note	1.25	10/31/19	462
1,295	U.S. Treasury Note	1.25	10/31/18	1,279
650	U.S. Treasury Note	1.25	11/30/18	641
500	U.S. Treasury Note	1.25	2/29/20	483
1,028	U.S. Treasury Note	1.25	10/31/15	1,040
835	U.S. Treasury Note	1.25	1/31/19	821
1,000	U.S. Treasury Note	1.38	5/31/20	968
800	U.S. Treasury Note	1.38	7/31/18	797
657	U.S. Treasury Note	1.38	6/30/18	655
1,523	U.S. Treasury Note	1.38	11/30/15	1,544
1,600	U.S. Treasury Note	1.38	9/30/18	1,590
893	U.S. Treasury Note	1.38	12/31/18	884

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$85	U.S. Treasury Note	1.38	11/30/18	$84
368	U.S. Treasury Note	1.38	2/28/19	363
1,200	U.S. Treasury Note	1.38	1/31/20	1,169
1,135	U.S. Treasury Note	1.50	5/31/19	1,123
840	U.S. Treasury Note	1.50	12/31/18	836
800	U.S. Treasury Note	1.50	8/31/18	800
1,414	U.S. Treasury Note	1.50	7/31/16	1,439
1,233	U.S. Treasury Note	1.50	1/31/19	1,225
750	U.S. Treasury Note	1.50	6/30/16	763
820	U.S. Treasury Note	1.50	3/31/19	814
1,176	U.S. Treasury Note	1.50	2/28/19	1,168
660	U.S. Treasury Note	1.63	8/31/19	655
1,220	U.S. Treasury Note	1.63	3/31/19	1,217
1,120	U.S. Treasury Note	1.63	8/15/22	1,063
1,160	U.S. Treasury Note	1.63	7/31/19	1,153
1,257	U.S. Treasury Note	1.63	11/15/22	1,188
1,160	U.S. Treasury Note	1.63	6/30/19	1,154
1,230	U.S. Treasury Note	1.63	4/30/19	1,225
640	U.S. Treasury Note	1.75	10/31/18	645
711	U.S. Treasury Note	1.75	5/31/16	726
2,098	U.S. Treasury Note	1.75	5/15/23	1,990
1,090	U.S. Treasury Note	1.75	5/15/22	1,048
900	U.S. Treasury Note	1.75	9/30/19	899
1,000	U.S. Treasury Note	1.75	10/31/20	981
816	U.S. Treasury Note	1.88	9/30/17	834
1,200	U.S. Treasury Note	1.88	10/31/17	1,226
750	U.S. Treasury Note	1.88	6/30/20	746
843	U.S. Treasury Note	2.00	2/15/22	828
233	U.S. Treasury Note	2.00	1/31/16	238
455	U.S. Treasury Note	2.00	9/30/20	454
766	U.S. Treasury Note	2.00	2/28/21	759
1,050	U.S. Treasury Note	2.00	11/30/20	1,044
1,500	U.S. Treasury Note	2.00	11/15/21	1,477
870	U.S. Treasury Note	2.00	8/31/21	858
1,000	U.S. Treasury Note	2.00	7/31/20	1,000
940	U.S. Treasury Note	2.00	5/31/21	929
1,538	U.S. Treasury Note	2.00	2/15/23	1,492
866	U.S. Treasury Note	2.00	4/30/16	888
935	U.S. Treasury Note	2.13	9/30/21	929
960	U.S. Treasury Note	2.13	6/30/21	956
1,547	U.S. Treasury Note	2.13	8/15/21	1,539
750	U.S. Treasury Note	2.13	1/31/21	750
491	U.S. Treasury Note	2.13	12/31/15	502
1,035	U.S. Treasury Note	2.13	8/31/20	1,040
350	U.S. Treasury Note	2.25	4/30/21	352
1,074	U.S. Treasury Note	2.25	11/30/17	1,109
1,165	U.S. Treasury Note	2.25	7/31/21	1,169
1,010	U.S. Treasury Note	2.25	3/31/21	1,016
450	U.S. Treasury Note	2.38	6/30/18	465
1,245	U.S. Treasury Note	2.38	3/31/16	1,282
1,385	U.S. Treasury Note	2.38	8/15/24	1,369
1,085	U.S. Treasury Note	2.38	12/31/20	1,102
1,295	U.S. Treasury Note	2.38	7/31/17	1,343
750	U.S. Treasury Note	2.50	6/30/17	781
2,305	U.S. Treasury Note	2.50	5/15/24	2,307
1,290	U.S. Treasury Note	2.50	8/15/23	1,298
378	U.S. Treasury Note	2.63	11/15/20	390
1,347	U.S. Treasury Note	2.63	8/15/20	1,392
906	U.S. Treasury Note	2.63	1/31/18	946
300	U.S. Treasury Note	2.63	4/30/18	313
465	U.S. Treasury Note	2.63	2/29/16	480
592	U.S. Treasury Note	2.63	4/30/16	613
800	U.S. Treasury Note	2.75	2/28/18	839

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,029	U.S. Treasury Note	2.75	2/15/19	$1,077
1,000	U.S. Treasury Note	2.75	11/30/16	1,044
648	U.S. Treasury Note	2.75	12/31/17	679
2,015	U.S. Treasury Note	2.75	2/15/24	2,063
1,250	U.S. Treasury Note	2.75	5/31/17	1,309
1,937	U.S. Treasury Note	2.75	11/15/23	1,986
200	U.S. Treasury Note	2.88	3/31/18	210
767	U.S. Treasury Note	3.00	8/31/16	802
1,015	U.S. Treasury Note	3.00	9/30/16	1,063
1,530	U.S. Treasury Note	3.13	5/15/19	1,626
500	U.S. Treasury Note	3.13	10/31/16	525
482	U.S. Treasury Note	3.13	4/30/17	509
135	U.S. Treasury Note	3.13	1/31/17	142
1,210	U.S. Treasury Note	3.13	5/15/21	1,282
349	U.S. Treasury Note	3.25	7/31/16	366
827	U.S. Treasury Note	3.25	3/31/17	876
1,102	U.S. Treasury Note	3.25	12/31/16	1,163
600	U.S. Treasury Note	3.25	6/30/16	629
1,000	U.S. Treasury Note	3.25	5/31/16	1,046
1,082	U.S. Treasury Note	3.38	11/15/19	1,165
1,191	U.S. Treasury Note	3.50	5/15/20	1,291
799	U.S. Treasury Note	3.50	2/15/18	857
1,260	U.S. Treasury Note	3.63	2/15/20	1,373
1,152	U.S. Treasury Note	3.63	2/15/21	1,257
1,000	U.S. Treasury Note	3.63	8/15/19	1,087
1,000	U.S. Treasury Note	3.75	11/15/18	1,087
165	U.S. Treasury Note	3.88	5/15/18	180
800	U.S. Treasury Note	4.00	8/15/18	877
1,032	U.S. Treasury Note	4.50	11/15/15	1,082
648	U.S. Treasury Note	4.50	5/15/17	708
900	U.S. Treasury Note	4.50	2/15/16	952
580	U.S. Treasury Note	4.63	2/15/17	632
1,000	U.S. Treasury Note	4.75	8/15/17	1,105
850	U.S. Treasury Note	4.88	8/15/16	918
1,000	U.S. Treasury Note	5.13	5/15/16	1,076
	Total U.S. Treasury Obligations			196,713

	Time Deposit — 0.14%
$351	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	10/1/14	351
	Total Time Deposit			351

	Mutual Fund — 14.18%
35,992,855	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares(b)(c)	0.00		35,993
	Total Mutual Fund			35,993
	Total Investments (cost $251,459) — 99.71%			253,102
	Other assets in excess of liabilities — 0.29%			742
	Net Assets — 100.00%			$253,844

(a)	Rate disclosed represents effective yield at purchase.
(b)	The rate disclosed is the rate in effect on September 30, 2014.
(c)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2014.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 89.42%
$6,998	U.S. Treasury Inflation Index Bond	0.63	2/15/43	$6,178
9,568	U.S. Treasury Inflation Index Bond	0.75	2/15/42	8,761
7,110	U.S. Treasury Inflation Index Bond	1.38	2/15/44	7,605
8,036	U.S. Treasury Inflation Index Bond	1.75	1/15/28	8,944
9,976	U.S. Treasury Inflation Index Bond	2.00	1/15/26	11,355
5,449	U.S. Treasury Inflation Index Bond	2.13	2/15/41	6,780
4,264	U.S. Treasury Inflation Index Bond	2.13	2/15/40	5,276
8,028	U.S. Treasury Inflation Index Bond	2.38	1/15/27	9,502
13,695	U.S. Treasury Inflation Index Bond	2.38	1/15/25	16,040
7,752	U.S. Treasury Inflation Index Bond	2.50	1/15/29	9,462
3,127	U.S. Treasury Inflation Index Bond	3.38	4/15/32	4,346
6,805	U.S. Treasury Inflation Index Bond	3.63	4/15/28	9,242
8,256	U.S. Treasury Inflation Index Bond	3.88	4/15/29	11,647
23,343	U.S. Treasury Inflation Index Note	0.13	4/15/17	23,653
21,297	U.S. Treasury Inflation Index Note	0.13	7/15/22	20,789
25,953	U.S. Treasury Inflation Index Note	0.13	4/15/18	26,160
14,209	U.S. Treasury Inflation Index Note	0.13	7/15/24	13,642
21,397	U.S. Treasury Inflation Index Note	0.13	1/15/23	20,702
20,650	U.S. Treasury Inflation Index Note	0.13	1/15/22	20,175
17,478	U.S. Treasury Inflation Index Note	0.13	4/15/19	17,521
20,743	U.S. Treasury Inflation Index Note	0.13	4/15/16	20,983
21,222	U.S. Treasury Inflation Index Note	0.38	7/15/23	20,991
21,174	U.S. Treasury Inflation Index Note	0.63	1/15/24	21,280
18,708	U.S. Treasury Inflation Index Note	0.63	7/15/21	19,085
17,622	U.S. Treasury Inflation Index Note	1.13	1/15/21	18,484
15,407	U.S. Treasury Inflation Index Note	1.25	7/15/20	16,358
10,027	U.S. Treasury Inflation Index Note	1.38	1/15/20	10,665
7,820	U.S. Treasury Inflation Index Note	1.38	7/15/18	8,307
7,929	U.S. Treasury Inflation Index Note	1.63	1/15/18	8,420
8,268	U.S. Treasury Inflation Index Note	1.88	7/15/19	9,022
10,259	U.S. Treasury Inflation Index Note	2.00	1/15/16	10,619
7,275	U.S. Treasury Inflation Index Note	2.13	1/15/19	7,948
8,758	U.S. Treasury Inflation Index Note	2.38	1/15/17	9,351
10,101	U.S. Treasury Inflation Index Note	2.50	7/15/16	10,722
7,510	U.S. Treasury Inflation Index Note	2.63	7/15/17	8,188
	Total U.S. Treasury Obligations			458,203

	Mutual Funds — 10.36%
52,991,139	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares(a)(b)	0.00		52,991
111,301	SSgA Treasury Money Market Fund(a)	0.00		111
	Total Mutual Funds			53,102
	Total Investments (cost $513,566) — 99.78%			511,305
	Other assets in excess of liabilities — 0.22%			1,119
	Net Assets — 100.00%			$512,424

(a)	The rate disclosed is the rate in effect on September 30, 2014.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2014.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 76.21%
$1,387	3M Co. (Industrial Conglomerates)	1.38	9/29/16	$1,407
4,244	American Airlines, Series 2013-2, Class A (Airlines)	4.95	1/15/23	4,552
1,955	American Express Credit, MTN (Consumer Finance)	1.75	6/12/15	1,973
3,543	American International Group, MTN (Insurance)	5.85	1/16/18	3,985
2,348	American Tower Corp. (Real Estate Investment Trusts)	3.50	1/31/23	2,232
3,779	American Tower Corp. (Real Estate Investment Trusts)	5.00	2/15/24	3,961
699	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	721
4,256	Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.85	5/6/21	4,264
3,018	Arch Capital Group (U.S.), Inc. (Insurance)	5.14	11/1/43	3,237
4,168	AT&T, Inc. (Wireless Telecommunication Services)	2.38	11/27/18	4,207
566	AT&T, Inc. (Wireless Telecommunication Services), Callable 12/15/44 @ 100.00	4.35	6/15/45	520
2,588	Bank of America Corp. (Banks)	1.70	8/25/17	2,577
3,442	Bank of America Corp. (Banks)	2.60	1/15/19	3,435
2,796	Bank of America Corp. (Banks)	4.00	4/1/24	2,825
2,122	Barrick NA Finance LLC (Metals & Mining)	5.75	5/1/43	2,100
5,590	Berkshire Hathaway, Inc. (Diversified Financial Services)	3.20	2/11/15	5,648
4,038	Burlington Northern Santa Fe LLC (Road & Rail), Callable 3/1/44 @ 100.00	4.55	9/1/44	4,035
3,395	CC Holdings GS V LLC (Communications Equipment)	3.85	4/15/23	3,339
2,220	Celgene Corp. (Biotechnology), Callable 11/15/43 @ 100.00	4.63	5/15/44	2,178
2,271	Cisco Systems, Inc. (Communications Equipment)	2.13	3/1/19	2,270
1,904	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	2,028
5,041	Citigroup, Inc. (Banks)	2.50	9/26/18	5,073
3,557	Citigroup, Inc. (Banks)	4.95	11/7/43	3,765
1,585	Comcast Corp. (Media)	4.65	7/15/42	1,637
1,628	Continental Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 3/1/24 @ 100.00	3.80	6/1/24	1,595
1,901	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	1,939
1,088	Digital Realty Trust LP (Real Estate Investment Trusts), Callable 12/15/20 @ 100.00^	5.25	3/15/21	1,181
2,833	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	3,148
1,016	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	1,033
2,731	ERAC USA Finance Co. (Commercial Services & Supplies) (a)	5.25	10/1/20	3,078
658	ERAC USA Finance Co. (Commercial Services & Supplies) (a)	5.60	5/1/15	677
1,883	ERAC USA Finance LLC (Commercial Services & Supplies) (a)	2.80	11/1/18	1,927
993	ERAC USA Finance LLC (Commercial Services & Supplies), Callable 8/15/24 @ 100.00 (a)	3.85	11/15/24	995
1,727	Exelon Generation Co. LLC (Independent Power and Renewable Electricity Producers)	6.20	10/1/17	1,942
2,925	Express Scripts Holding Co. (Health Care Providers & Services)	2.65	2/15/17	3,008
3,543	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	3,869
3,532	General Electric Capital Corp., Series G, MTN (Diversified Financial Services), Callable 2/13/24 @ 100.00	3.45	5/15/24	3,542
1,400	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	1,391
993	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	1,102
4,711	Goldman Sachs Group, Inc. (Capital Markets)	2.63	1/31/19	4,699
1,346	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	1,375
3,221	JPMorgan Chase & Co., Series V (Banks), Callable 7/1/19 @ 100.00, Perpetual Bond (b)	5.00	—	3,140
1,679	KeyBank NA, Series BKNT (Banks)	1.65	2/1/18	1,672
4,686	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 2/15/42 @ 100.00	5.00	8/15/42	4,415
1,618	Kohl's Corp. (Multiline Retail)	6.88	12/15/37	1,980
2,742	L-3 Communications Corp. (Aerospace & Defense), Callable 2/28/24 @ 100.00	3.95	5/28/24	2,721
4,114	Lazard Group LLC (Diversified Financial Services)	4.25	11/14/20	4,301
2,581	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/54 @ 100.00	5.00	9/15/54	2,459
1,360	MassMutual Global Funding LLC (Diversified Financial Services) (a)	2.00	4/5/17	1,381
1,105	MidAmerican Energy Holdings Co. (Multi-Utilities)	6.13	4/1/36	1,367
2,472	Morgan Stanley, Series F (Capital Markets)	3.88	4/29/24	2,469
1,261	Morgan Stanley, Series G (Capital Markets)	4.35	9/8/26	1,239
2,721	Morgan Stanley (Capital Markets)	5.00	11/24/25	2,846
2,464	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	2,429
1,181	Pacific Gas & Electric Co. (Electric Utilities), Callable 5/15/43 @ 100.00	5.13	11/15/43	1,316
1,274	Reinsurance Group of America, Inc. (Insurance)	4.70	9/15/23	1,358
5,884	Roche Holding, Inc. (Pharmaceuticals), Callable 8/30/19 @ 100.00 (a)	2.25	9/30/19	5,860
2,056	Sabmiller Holdings, Inc. (Beverages) (a)	2.45	1/15/17	2,100
914	Spectra Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 3/25/43 @ 100.00	5.95	9/25/43	1,073
2,173	Teva Pharmaceutical Finance Co. LLC (Pharmaceuticals)	6.15	2/1/36	2,613

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,686	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 8/1/43 @ 100.00	5.30	2/1/44	$2,948
838	Time Warner Cable, Inc. (Media), Callable 3/15/42 @ 100.00	4.50	9/15/42	827
3,315	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.20	6/17/15	3,381
3,552	U.S. Bancorp, MTN (Banks), Callable 8/11/24 @ 100.00	3.60	9/11/24	3,510
3,021	U.S. Bank NA, Series BKNT (Banks), Callable 12/30/16 @ 100.00	1.10	1/30/17	3,018
1,150	Union Pacific Corp. (Road & Rail), Callable 7/15/44 @ 100.00	4.15	1/15/45	1,128
2,471	United Airlines Pass Through Trust, Series 2014-1, Class A (Airlines)	4.00	10/11/27	2,483
1,417	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 9/15/42 @ 100.00	4.25	3/15/43	1,384
7,932	Verizon Communications, Inc. (Diversified Telecommunication Services) (a)	5.01	8/21/54	7,970
3,344	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1.95	12/15/18	3,358
1,848	Wells Fargo & Co. (Banks)	1.25	2/13/15	1,854
3,223	Wells Fargo & Co. (Banks)	4.10	6/3/26	3,212
	Total Corporate Bonds			190,282

	Yankee Dollars — 13.89%
1,507	AXIS Specialty Finance PLC (Insurance)	5.15	4/1/45	1,565
1,556	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	1,565
1,507	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	1,597
2,043	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	2,096
906	British Sky Broadcasting Group PLC (Media) (a)	2.63	9/16/19	905
2,038	Credit Suisse NY (Capital Markets)	3.63	9/9/24	2,011
1,512	Ensco PLC (Energy Equipment & Services), Callable 4/1/44 @ 100.00	5.75	10/1/44	1,533
831	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	892
2,215	Intesa Sanpaolo SpA (Banks) (a)	5.02	6/26/24	2,158
2,611	Japan Tobacco, Inc. (Tobacco) (a)	2.10	7/23/18	2,631
2,049	TSMC Global Ltd. (Semiconductors & Semiconductor Equipment) (a)	1.63	4/3/18	2,023
3,494	UBS AG (Capital Markets)	2.38	8/14/19	3,463
1,661	Volkswagen International Finance N.V. (Automobiles) (a)	2.38	3/22/17	1,704
707	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	771
1,949	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services), Callable 10/17/41 @ 100.00	5.95	4/15/42	2,094
2,112	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	2,436
2,034	Wesfarmers Ltd. (Food & Staples Retailing) (a)	1.87	3/20/18	2,021
2,980	Woodside Finance Ltd. (Oil, Gas & Consumable Fuels), Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	3,222
	Total Yankee Dollars			34,687

	Mutual Funds — 13.79%
22,999,084	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (c)	0.00		22,999
11,431,508	SSgA U.S. Government Money Market Fund (c)	0.00		11,432
	Total Mutual Funds			34,431
	Total Investments (cost $257,137) — 103.89%			259,400
	Liabilities in excess of other assets — (3.89)%			(9,720)
	Net Assets — 100.00%			$249,680

^	All or part of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $4,059 (amount in thousands).

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(c)	The rate disclosed is the rate in effect on September 30, 2014.

MTN—Medium Term Note

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 1.17%
$221	Ally Auto Receivables Trust, Series 2012-4, Class A3	0.59	1/17/17	$222
100	American Express Credit Account Master Trust, Series 2012-5, Class A	0.59	5/15/18	100
100	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class A3	0.90	9/8/18	100
600	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3	5.05	12/17/18	634
100	CarMax Auto Owner Trust, Series 2012-2, Class A4	1.16	12/15/17	101
300	Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.02	2/22/19	299
100	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.88	1/23/23	102
225	Ford Credit Auto Owner Trust, Series 2013-C, Class A4	1.25	10/15/18	226
350	Honda Auto Receivables Owner Trust, Series 2012-3, Class A4	0.74	10/15/18	350
100	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3	0.59	2/15/16	100
210	Nissan Auto Lease Trust, Series 2013-A, Class A4	0.74	10/15/18	210
350	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4	1.00	7/16/18	352
200	Santander Drive Auto Receivables Trust, Series 2014-1, Class A3	0.87	1/16/18	200
	Total Asset Backed Securities			2,996

	Collateralized Mortgage Obligations — 5.90%
329	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A4 (a)	5.41	12/11/40	340
500	Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.35	5/15/45	508
100	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84	4/10/47	102
500	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	513
100	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.33	10/10/46	109
741	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (a)	5.23	10/15/15	764
160	Fannie Mae, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	164
38	Fannie Mae REMIC Trust, Series 2013-M14, Class APT (a)	2.61	4/25/23	37
300	Fannie Mae REMIC Trust, Series 2012-M1, Class A2	2.73	10/25/21	300
159	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	162
400	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64	1/25/23	395
150	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	152
114	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	118
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	202
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	206
360	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	387
225	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.19	12/25/20	246
360	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	373
387	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 (a)	6.01	7/10/38	411
300	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	321
200	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	212
193	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-LC11, Class A2	1.85	4/15/46	192
1,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	979
100	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-C18, Class A5	4.08	2/15/47	105
359	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A4 (a)	5.04	3/15/46	360
115	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	123
451	Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4 (a)	5.74	8/12/43	481
400	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	6.03	11/12/16	400
250	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	259
1,545	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	1,664
1,275	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	6.11	7/11/17	1,400
839	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4 (a)	5.73	7/12/44	890
250	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	256
1,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3 (a)	6.01	6/15/45	1,067
137	WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A1	1.19	3/15/47	136
500	WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2	2.03	3/15/45	503
300	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98	6/15/46	303
	Total Collateralized Mortgage Obligations			15,140

	U.S. Government Agency Mortgages — 83.66%
458	Fannie Mae, Pool #AU2619	2.50	8/1/28	463
206	Fannie Mae, Pool #AU6387	2.50	11/1/28	208
291	Fannie Mae, Pool #AS0513	2.50	8/1/43	275
861	Fannie Mae, Pool #MA1277	2.50	12/1/27	871
93	Fannie Mae, Pool #MA1511	2.50	7/1/33	91

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$367	Fannie Mae, Pool #AU4798	2.50	9/1/28	$369
288	Fannie Mae, Pool #AB7391	2.50	12/1/42	273
761	Fannie Mae, Pool #AP4742	2.50	8/1/27	770
732	Fannie Mae, Pool #AO3019	2.50	5/1/27	740
308	Fannie Mae, Pool #AU5334	2.50	11/1/28	310
923	Fannie Mae, Pool #MA1210	2.50	9/1/49	933
91	Fannie Mae, Pool #MA1270	2.50	11/1/32	90
87	Fannie Mae, Pool #AL4360 (a)	2.73	11/1/43	89
371	Fannie Mae, Pool #MA1527	3.00	8/1/33	377
960	Fannie Mae, Pool #AP2465	3.00	8/1/42	948
466	Fannie Mae, Pool #AS1527	3.00	1/1/29	480
562	Fannie Mae, Pool #AB8897	3.00	4/1/43	555
2,062	Fannie Mae, Pool #AB7099	3.00	11/1/42	2,038
1,199	Fannie Mae, Pool #AK3302	3.00	3/1/27	1,240
753	Fannie Mae, Pool #AK0006	3.00	1/1/27	778
270	Fannie Mae, Pool #MA1401	3.00	4/1/33	275
177	Fannie Mae, Pool #MA1338	3.00	2/1/33	181
597	Fannie Mae, Pool #AB4483	3.00	2/1/27	617
464	Fannie Mae, Pool #AK8522	3.00	3/1/27	480
68	Fannie Mae, Pool #AR7426	3.00	7/1/43	67
635	Fannie Mae, Pool #AU3735	3.00	8/1/43	627
200	Fannie Mae, Pool #AW8295	3.00	8/1/29	206
558	Fannie Mae, Pool #AT2127	3.00	4/1/43	551
1,249	Fannie Mae, Pool #AO0752	3.00	4/1/42	1,235
300	Fannie Mae, Pool #AW7383	3.00	8/1/29	309
572	Fannie Mae, Pool #AP8746	3.00	10/1/42	565
172	Fannie Mae, Pool #AU7890	3.00	9/1/28	178
1,986	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,963
1,094	Fannie Mae, Pool #AP6493	3.00	9/1/42	1,081
881	Fannie Mae, Pool #MA1307	3.00	1/1/33	897
2,337	Fannie Mae, Pool #AQ7920	3.00	12/1/42	2,309
484	Fannie Mae, Pool #AT7263	3.00	9/1/43	480
93	Fannie Mae, Pool #AT1575	3.00	5/1/43	92
561	Fannie Mae, Pool #AT0682	3.00	4/1/43	555
219	Fannie Mae, Pool #AT7311	3.00	7/1/43	217
46	Fannie Mae, Pool #AJ6181	3.50	12/1/26	48
880	Fannie Mae, Pool #AB4689	3.50	3/1/42	901
3,434	Fannie Mae, Pool #AK7497	3.50	4/1/42	3,516
655	Fannie Mae, Pool #MA1107	3.50	7/1/32	683
2,240	Fannie Mae, Pool #AB6017	3.50	8/1/42	2,294
643	Fannie Mae, Pool #MA1059	3.50	5/1/32	671
3,035	Fannie Mae, Pool #AO8137	3.50	8/1/42	3,108
65	Fannie Mae, Pool #MA1021	3.50	3/1/27	68
922	Fannie Mae, Pool #AQ0546	3.50	11/1/42	944
89	Fannie Mae, Pool #AP9390	3.50	10/1/42	91
174	Fannie Mae, Pool #AK0706	3.50	2/1/27	184
755	Fannie Mae, Pool #AO3760	3.50	5/1/42	773
1,859	Fannie Mae, Pool #AL1717	3.50	5/1/27	1,959
2,317	Fannie Mae, Pool #AO2548	3.50	4/1/42	2,372
750	Fannie Mae, Pool #AH5859	4.00	2/1/41	792
620	Fannie Mae, Pool #MA0641	4.00	2/1/31	663
2,830	Fannie Mae, Pool #190405	4.00	10/1/40	2,986
185	Fannie Mae, Pool #AB6027	4.00	8/1/42	196
466	Fannie Mae, Pool #AO2959	4.00	5/1/42	492
393	Fannie Mae, Pool #AT3872	4.00	6/1/43	416
2,578	Fannie Mae, Pool #AH6242	4.00	4/1/26	2,752
952	Fannie Mae, Pool #AS0531	4.00	9/1/43	1,007
390	Fannie Mae, Pool #MA0493	4.00	8/1/30	415
498	Fannie Mae, Pool #AI6016	4.00	7/1/41	526
780	Fannie Mae, Pool #AC7328	4.00	12/1/39	824
1,309	Fannie Mae, Pool #AJ5303	4.00	11/1/41	1,381
1,221	Fannie Mae, Pool #AJ7857	4.00	12/1/41	1,288
1,718	Fannie Mae, Pool #AJ7689	4.00	12/1/41	1,813

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$86	Fannie Mae, Pool #AH3394	4.00	1/1/41	$90
10	Fannie Mae, Pool #AB0390	4.50	3/1/15	10
130	Fannie Mae, Pool #AA0860	4.50	1/1/39	140
860	Fannie Mae, Pool #AL4450	4.50	12/1/43	929
118	Fannie Mae, Pool #982892	4.50	5/1/23	126
264	Fannie Mae, Pool #AU5302	4.50	10/1/43	286
1,304	Fannie Mae, Pool #AL1107	4.50	11/1/41	1,410
639	Fannie Mae, Pool #AI4815	4.50	6/1/41	691
4,026	Fannie Mae, Pool #AH7521	4.50	3/1/41	4,353
1,224	Fannie Mae, Pool #AH9055	4.50	4/1/41	1,324
10	Fannie Mae, Pool #AB0388	4.50	4/1/19	10
86	Fannie Mae, Pool #310112	4.50	6/1/19	91
100	Fannie Mae, Pool #AB1470	4.50	9/1/40	108
334	Fannie Mae, Pool #254720	4.50	5/1/18	353
74	Fannie Mae, Pool #357316	4.50	12/1/17	78
261	Fannie Mae, Pool #AB1389	4.50	8/1/40	282
456	Fannie Mae, Pool #MA0481	4.50	8/1/30	496
435	Fannie Mae, Pool #AA9781	4.50	7/1/24	464
100	Fannie Mae, Pool #AH6790	4.50	3/1/41	108
555	Fannie Mae, Pool #AB3192	4.50	6/1/41	600
148	Fannie Mae, Pool #MA0184	5.00	9/1/29	163
5	Fannie Mae, Pool #868986	5.00	5/1/21	5
357	Fannie Mae, Pool #796663	5.00	9/1/19	381
2,244	Fannie Mae, Pool #889117	5.00	10/1/35	2,482
2,674	Fannie Mae, Pool #AH5988	5.00	3/1/41	2,955
120	Fannie Mae, Pool #725238	5.00	3/1/34	133
346	Fannie Mae, Pool #725504	5.00	1/1/19	368
1	Fannie Mae, Pool #650196	5.00	11/1/17	2
154	Fannie Mae, Pool #976945	5.50	2/1/23	168
81	Fannie Mae, Pool #909662	5.50	2/1/22	89
11	Fannie Mae, Pool #A69671	5.50	12/1/37	12
182	Fannie Mae, Pool #949500	5.50	9/1/22	198
65	Fannie Mae, Pool #627241	5.50	9/1/17	69
1,177	Fannie Mae, Pool #AD0527	5.50	6/1/39	1,309
142	Fannie Mae, Pool #545400	5.50	1/1/17	150
20	Fannie Mae, Pool #625938	5.50	3/1/17	22
46	Fannie Mae, Pool #545900	5.50	7/1/17	49
6	Fannie Mae, Pool #630942	5.50	2/1/17	6
5	Fannie Mae, Pool #A79636	5.50	7/1/38	6
88	Fannie Mae, Pool #AL0725	5.50	6/1/24	93
3,378	Fannie Mae, Pool #890221	5.50	12/1/33	3,790
3,131	Fannie Mae, Pool #725228	6.00	3/1/34	3,568
103	Fannie Mae, Pool #959451	6.00	12/1/37	117
422	Fannie Mae, Pool #AL0583	6.50	10/1/39	477
682	Fannie Mae, Pool #AE0442	6.50	1/1/39	772
137	Fannie Mae, Pool #888596	6.50	7/1/37	155
579	Fannie Mae, Pool #889984	6.50	10/1/38	656
800	Fannie Mae, 15 YR TBA	2.00	10/25/29	783
100	Fannie Mae, 15 YR TBA	2.50	11/25/27	100
750	Fannie Mae, 15 YR TBA	2.50	10/25/28	754
500	Fannie Mae, 15 YR TBA	3.00	10/25/29	515
100	Fannie Mae, 15 YR TBA	3.00	11/25/27	103
200	Fannie Mae, 15 YR TBA	3.50	11/25/27	210
400	Fannie Mae, 30 YR TBA	3.00	11/25/43	393
800	Fannie Mae, 30 YR TBA	3.50	11/25/43	815
300	Fannie Mae, 30 YR TBA	3.50	10/25/28	315
500	Fannie Mae, 30 YR TBA	3.50	10/25/44	511
5,700	Fannie Mae, 30 YR TBA	4.00	10/25/42	6,006
500	Fannie Mae, 30 YR TBA	4.50	11/25/44	538
500	Fannie Mae, 30 YR TBA	5.00	11/25/43	551
449	Freddie Mac, Pool #849138 (a)	2.45	10/1/43	456
536	Freddie Mac, Pool #J23440	2.50	4/1/28	543
462	Freddie Mac, Pool #G18470	2.50	6/1/28	468

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$183	Freddie Mac, Pool #G18485	2.50	10/1/28	$186
443	Freddie Mac, Pool #J18954	2.50	4/1/27	448
63	Freddie Mac, Pool #G18472	2.50	7/1/28	64
430	Freddie Mac, Pool #G18459	2.50	3/1/28	435
95	Freddie Mac, Pool #Q20404	2.50	7/1/43	90
497	Freddie Mac, Pool #J26408	2.50	11/1/28	503
303	Freddie Mac, Pool #J22874	2.50	3/1/28	306
441	Freddie Mac, Pool #J25016	2.50	8/1/28	446
187	Freddie Mac, Pool #J25585	2.50	9/1/28	189
1,378	Freddie Mac, Pool #1B7911 (a)	2.72	12/1/40	1,468
29	Freddie Mac, Pool #Q18882	3.00	5/1/43	29
97	Freddie Mac, Pool #Q19754	3.00	7/1/43	96
476	Freddie Mac, Pool #Q20964	3.00	8/1/43	471
325	Freddie Mac, Pool #Q19752	3.00	7/1/43	322
495	Freddie Mac, Pool #G15145	3.00	7/1/29	510
816	Freddie Mac, Pool #Q21065	3.00	8/1/43	807
289	Freddie Mac, Pool #Q20067	3.00	7/1/43	286
95	Freddie Mac, Pool #Q18599	3.00	6/1/43	94
569	Freddie Mac, Pool #Q16222	3.00	3/1/43	562
22	Freddie Mac, Pool #Q13086	3.00	11/1/42	22
451	Freddie Mac, Pool #C04446	3.00	1/1/43	445
338	Freddie Mac, Pool #C04422	3.00	12/1/42	335
1,988	Freddie Mac, Pool #G08537	3.00	7/1/43	1,966
466	Freddie Mac, Pool #G08525	3.00	5/1/43	461
96	Freddie Mac, Pool #G08540	3.00	8/1/43	95
283	Freddie Mac, Pool #C91724	3.00	9/1/33	288
500	Freddie Mac, Pool #J28722	3.00	7/1/29	515
493	Freddie Mac, Pool #G18518	3.00	7/1/29	508
433	Freddie Mac, Pool #C91581	3.00	11/1/32	441
477	Freddie Mac, Pool #C04619	3.00	3/1/43	472
837	Freddie Mac, Pool #G08534	3.00	6/1/43	827
96	Freddie Mac, Pool #C03920	3.50	5/1/42	98
740	Freddie Mac, Pool #C91456	3.50	6/1/32	770
564	Freddie Mac, Pool #C09004	3.50	7/1/42	577
418	Freddie Mac, Pool #C91403	3.50	3/1/32	435
500	Freddie Mac, Pool #J15105	3.50	4/1/26	526
496	Freddie Mac, Pool #Q20860	3.50	8/1/43	506
3,226	Freddie Mac, Pool #G08495	3.50	6/1/42	3,297
200	Freddie Mac, Pool #G08599	3.50	8/1/44	204
200	Freddie Mac, Pool #G08605	3.50	9/1/44	204
961	Freddie Mac, Pool #G08562	3.50	1/1/44	982
947	Freddie Mac, Pool #G08554	3.50	10/1/43	968
474	Freddie Mac, Pool #Q09896	3.50	8/1/42	485
371	Freddie Mac, Pool #Q08903	3.50	6/1/42	380
588	Freddie Mac, Pool #J11263	4.00	11/1/19	622
85	Freddie Mac, Pool #J12435	4.00	6/1/25	91
371	Freddie Mac, Pool #G14453	4.00	6/1/26	395
142	Freddie Mac, Pool #G08483	4.00	3/1/42	150
4,208	Freddie Mac, Pool #A96286	4.00	1/1/41	4,436
476	Freddie Mac, Pool #G08567	4.00	1/1/44	502
16	Freddie Mac, Pool #G14786	4.00	4/1/19	17
478	Freddie Mac, Pool #Q24955	4.00	2/1/44	504
186	Freddie Mac, Pool #C91738	4.00	11/1/33	198
139	Freddie Mac, Pool #Q05770	4.00	1/1/42	147
431	Freddie Mac, Pool #G08459	4.00	9/1/41	454
184	Freddie Mac, Pool #Q04411	4.00	11/1/41	194
231	Freddie Mac, Pool #E02862	4.50	3/1/26	246
5,278	Freddie Mac, Pool #A97692	4.50	3/1/41	5,698
349	Freddie Mac, Pool #J09311	4.50	2/1/24	373
116	Freddie Mac, Pool #J07849	4.50	5/1/23	124
239	Freddie Mac, Pool #J09503	4.50	4/1/24	256
539	Freddie Mac, Pool #A97495	4.50	3/1/41	582
42	Freddie Mac, Pool #1G2883 (a)	4.87	6/1/38	45

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$289	Freddie Mac, Pool #G13255	5.00	7/1/23	$315
154	Freddie Mac, Pool #E96297	5.00	5/1/18	162
1,664	Freddie Mac, Pool #C01598	5.00	8/1/33	1,839
2,016	Freddie Mac, Pool #G04913	5.00	3/1/38	2,224
11	Freddie Mac, Pool #G06091	5.50	5/1/40	12
616	Freddie Mac, Pool #G06031	5.50	3/1/40	686
2,234	Freddie Mac, Pool #G01665	5.50	3/1/34	2,511
71	Freddie Mac, Pool #G30414	5.50	7/1/28	79
56	Freddie Mac, Pool #G30371	5.50	12/1/27	63
1,026	Freddie Mac, Pool #G02794	6.00	5/1/37	1,161
126	Freddie Mac, Pool #G05709	6.00	6/1/38	142
105	Freddie Mac, Pool #A62706	6.00	6/1/37	118
216	Freddie Mac, Pool #G03551	6.00	11/1/37	244
300	Freddie Mac, 30 YR TBA	3.50	10/15/44	306
700	Freddie Mac, 30 YR TBA	4.00	11/15/43	735
600	Freddie Mac, Gold 15 YR TBA	2.00	10/15/29	587
200	Freddie Mac, Gold 15 YR TBA	2.50	10/15/28	201
100	Freddie Mac, Gold 15 YR TBA	2.50	11/15/27	100
100	Freddie Mac, Gold 15 YR TBA	3.00	11/15/27	103
1,400	Freddie Mac, Gold 15 YR TBA	3.00	10/15/28	1,440
775	Freddie Mac, Gold 15 YR TBA	3.50	11/15/28	813
100	Freddie Mac, Gold 15 YR TBA	3.50	11/15/28	105
200	Freddie Mac, Gold 30 YR TBA	3.00	11/15/43	197
600	Freddie Mac, Gold 30 YR TBA	3.50	11/15/42	611
2,550	Freddie Mac, Gold 30 YR TBA	4.00	10/15/44	2,685
200	Freddie Mac, Gold 30 YR TBA	4.50	10/15/44	216
200	Freddie Mac, Gold 30 YR TBA	5.00	11/15/43	220
204	Government National Mortgage Association, Pool #MA0483 (a)	2.00	10/20/42	210
213	Government National Mortgage Association, Pool #MA0719 (a)	2.00	1/20/43	218
213	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	220
193	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	186
89	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	91
95	Government National Mortgage Association, Pool #776954	2.50	11/15/42	92
172	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	176
166	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	169
91	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	93
314	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	327
381	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	384
622	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	627
180	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	181
388	Government National Mortgage Association, Pool #779084	3.00	4/15/42	391
233	Government National Mortgage Association, Pool #MA0444	3.00	10/20/27	243
474	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	478
2,992	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	3,018
486	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	491
98	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	99
462	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	466
180	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	188
473	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	477
466	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	470
1,000	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	1,009
742	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	768
847	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	877
340	Government National Mortgage Association, Pool #738602	3.50	8/15/26	360
99	Government National Mortgage Association, Pool #740798	3.50	1/15/42	103
363	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	376
1,500	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	1,553
2,326	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	2,409
89	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	94
875	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	906
500	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	518
465	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	482
2,000	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	2,071

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$498	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	$516
902	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	934
961	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	995
490	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	507
390	Government National Mortgage Association, Pool #778157	3.50	3/15/42	404
186	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	197
235	Government National Mortgage Association, Pool #738710	4.00	9/15/41	250
99	Government National Mortgage Association, Pool #779401	4.00	6/15/42	106
355	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	377
386	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	410
402	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	427
199	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	211
998	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	1,060
998	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	1,060
1,885	Government National Mortgage Association, Pool #005139	4.00	8/20/41	2,003
398	Government National Mortgage Association, Pool #713876	4.00	8/15/39	423
94	Government National Mortgage Association, Pool #004922	4.00	1/20/41	100
534	Government National Mortgage Association, Pool #753254	4.00	9/15/43	568
500	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	531
1,013	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	1,076
686	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	746
392	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	427
145	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	158
3,445	Government National Mortgage Association, Pool #004801	4.50	9/20/40	3,756
467	Government National Mortgage Association, Pool #005260	4.50	12/20/41	508
1,422	Government National Mortgage Association, Pool #717148	4.50	5/15/39	1,558
1,709	Government National Mortgage Association, Pool #721760	4.50	8/15/40	1,876
124	Government National Mortgage Association, Pool #675179	5.00	3/15/38	137
301	Government National Mortgage Association, Pool #712690	5.00	4/15/39	333
2	Government National Mortgage Association, Pool #673496	5.00	4/15/38	3
60	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	67
429	Government National Mortgage Association, Pool #694531	5.00	11/15/38	474
460	Government National Mortgage Association, Pool #782468	5.00	11/15/38	507
523	Government National Mortgage Association, Pool #782523	5.00	11/15/35	578
293	Government National Mortgage Association, Pool #604285	5.00	5/15/33	325
2,971	Government National Mortgage Association, Pool #004559	5.00	10/20/39	3,305
629	Government National Mortgage Association, Pool #510835	5.50	2/15/35	706
114	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	127
294	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	326
163	Government National Mortgage Association, Pool #658181	5.50	11/15/36	182
496	Government National Mortgage Association, Pool #783284	5.50	6/20/40	554
875	Government National Mortgage Association, Pool #781959	6.00	7/15/35	1,014
276	Government National Mortgage Association, Pool #004245	6.00	9/20/38	311
243	Government National Mortgage Association, Pool #004222	6.00	8/20/38	275
20	Government National Mortgage Association, Pool #695773	6.50	11/15/38	22
140	Government National Mortgage Association, Pool #694642	6.50	8/15/38	159
4	Government National Mortgage Association, Pool #690789	6.50	5/15/38	4
108	Government National Mortgage Association, Pool #699237	6.50	9/15/38	123
200	Government National Mortgage Association, 30 YR TBA	3.00	11/20/44	201
1,400	Government National Mortgage Association, 30 YR TBA	3.00	10/20/44	1,409
750	Government National Mortgage Association, 30 YR TBA	3.50	12/20/44	773
500	Government National Mortgage Association, 30 YR TBA	4.00	11/20/44	529
1,600	Government National Mortgage Association, 30 YR TBA	4.00	10/20/44	1,696
700	Government National Mortgage Association, 30 YR TBA	4.00	10/15/44	742
100	Government National Mortgage Association, 30 YR TBA	4.00	11/15/42	106
200	Government National Mortgage Association, 30 YR TBA	4.50	10/20/44	217
100	Government National Mortgage Association, 30 YR TBA	4.50	11/15/42	108
200	Government National Mortgage Association, 30 YR TBA	4.50	11/20/44	217
	Total U.S. Government Agency Mortgages			214,714

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds — 19.18%
30,121,750	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares(a)(b)	0.00		$30,123
19,096,779	SSgA Treasury Money Market Fund(b)	0.00		19,097
	Total Mutual Funds			49,220

	Total Investments Before TBA Sale Commitments			282,070
	(cost $280,150) — 109.91%
	TBA Sale Commitments (c) — (2.68)%
$(300)	Fannie Mae, 15 YR TBA	5.50	10/25/28	(318)
(400)	Fannie Mae, 15 YR TBA	4.50	10/25/28	(422)
(1,100)	Fannie Mae, 15 YR TBA	4.00	10/25/29	(1,164)
(2,600)	Fannie Mae, 30 YR TBA	6.00	10/25/44	(2,939)
(400)	Fannie Mae, 30 YR TBA	5.50	10/25/44	(445)
(575)	Freddie Mac, Gold 15 YR TBA	4.50	10/15/27	(606)
(100)	Freddie Mac, Gold 15 YR TBA	4.00	10/15/28	(106)
(300)	Government National Mortgage Association, 30 YR TBA	5.50	10/20/43	(332)
(300)	Government National Mortgage Association, 30 YR TBA	5.00	10/20/43	(330)
(200)	Government National Mortgage Association, 30 YR TBA	5.00	10/15/43	(220)
	Total TBA Sale Commitments			(6,882)
	Liabilities in excess of other assets — (7.23)%			(18,544)
	Net Assets — 100.00%			$256,644

(a)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2014.
(b)	The rate disclosed is the rate in effect on September 30, 2014.
(c)	Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolio of Investments.)

TBA—Security is subject to delayed delivery

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.10%
	Arizona — 5.70%
$650	Arizona State Transportation Board Grant Anticipation Notes, Revenue, Series A	5.00	7/1/17	$727
500	Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Senior Lien, Series A	3.00	7/1/15	511
				1,238
	California — 3.61%
765	California State, GO	5.00	4/1/15	783

	Colorado — 2.39%
500	Colorado Springs Co. Utilities Revenue, Series C-1	4.00	11/15/15	521

	Delaware — 3.15%
670	New Castle County Delaware, GO, Series A	3.00	7/15/15	685

	Florida — 2.03%
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	275
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	164
				439
	Illinois — 11.64%
755	Cook County Township Illinois High School District #211 Palatine/Schaumburg, GO	1.00	12/1/14	757
300	Cook County Illinois Community College District No. 535 Oakton, GO	4.00	12/1/14	302
500	Kane County Illinois Forest Preserve District, GO	4.00	12/15/15	522
310	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO , Callable 1/1/15 @ 100.00 (PRE-REFUNDED/ESCROWED TO MATURITY)	5.00	1/1/19	314
90	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO , Callable 1/1/15 @ 100.00	5.00	1/1/19	91
500	Regional Transportation Authority Revenue (AGM/GO of Authority)	5.75	6/1/16	542
				2,528
	Iowa — 5.07%
450	Waukee Iowa Community School District, GO, Series C	5.00	6/1/19	526
500	West Des Moines Iowa, GO, Series B	5.00	6/1/18	575
				1,101
	Massachusetts — 2.56%
525	Ashburnham Massachusetts, GO	5.00	1/15/16	556

	Michigan — 12.02%
400	Grand Rapids Michigan Water Supply System Revenue	4.00	1/1/15	404
1,000	Michigan State, GO, Series A	4.00	11/1/16	1,073
600	Michigan State Comprehensive Transportation Revenue	5.00	11/15/14	604
500	Michigan State Trunk Line Revenue (NATL-RE/FGIC)	5.25	11/1/15	527
				2,608
	Nevada — 2.61%
535	Las Vegas Valley Nevada Water District, GO, Series B	4.00	6/1/16	567

	New Jersey — 3.44%
600	Lacey New Jersey Municipal Utilities Authority Revenue	2.00	12/1/14	601
130	South Brunswick Township NJ, GO	4.00	9/1/20	146
				747
	New Mexico — 2.60%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	565

	New York — 7.82%
1,500	New York City Transitional Finance Authority Revenue, Series D	5.00	11/1/17	1,697

	Ohio — 3.46%
730	Ohio State, GO	3.00	11/1/15	752

	Pennsylvania — 1.79%
380	South Eastern Pennsylvania School District York County, GO (State Aid Withholding)	2.00	2/15/16	388

	Rhode Island — 2.30%
500	Rhode Island State Clean Water Finance Agency Pollution Control Revenue , Callable 10/1/14 @ 100.00	4.75	10/1/22	500

	Tennessee — 2.66%
525	Tennessee State School Bond Authority Revenue, Series A	4.00	11/1/17	578

	Texas — 7.16%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$745	College Station Texas, GO	5.00	2/15/16	$790
400	Hurst-Euless-Bedford Texas Independent School District, GO (PSF-GTD)	5.00	8/15/17	449
310	League City Texas, GO, Series A	4.00	2/15/15	314
				1,553
	Utah — 2.51%
500	Washington County Utah Water Conservancy District Revenue	5.25	10/1/16	545

	Washington — 10.71%
200	Cascade Water Alliance Washington Water System Revenue (AMBAC)	5.00	9/1/15	209
275	King County Washington, GO, Series B	4.00	12/1/16	297
350	King County Washington Sewer Revenue , Callable 7/1/20 @ 100.00	5.00	1/1/22	410
500	Tacoma Washington Electric System Revenue, Series A	4.00	1/1/20	561
800	Washington State Health Care Facilities Authority, Catholic Health Revenue, Series A	5.00	2/1/16	850
				2,327
	Wisconsin — 2.87%
600	Madison Wisconsin Area Technical College, Promissory Notes, GO, Series B	3.00	3/1/16	623
	Total Municipal Bonds			21,301

	Mutual Fund — 0.71%
155,018	SSgA Treasury Money Market Fund(a)	0.00		155
	Total Mutual Fund			155
	Total Investments (cost $21,110) — 98.81%			21,456
	Other assets in excess of liabilities — 1.19%			259
	Net Assets — 100.00%			$21,715

(a)	The rate disclosed is the rate in effect on September 30, 2014.

AGM—Assured Guaranty Municipal Corporation
AMBAC—American Municipal Bond Assurance Corporation
FGIC—Financial Guaranty Insurance Company
GO—General Obligation
NATL-RE—Reinsurance provided by National Reinsurance
PSF-GTD—Public School Fund Guaranteed

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 88.43%
	Alabama — 2.57%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	$1,715
2,500	Alabama State Public School & College Authority Revenue, Series B	5.00	1/1/19	2,905
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A , Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,862
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A , Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,328
				10,810
	Alaska — 0.63%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A , Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,635

	Arizona — 0.87%
1,500	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00	7/1/21	1,800
1,625	Phoenix Arizona Civic Improvement Corp. Transportation Excise Tax Revenue	5.00	7/1/18	1,868
				3,668
	California — 13.91%
5,000	California State, GO , Callable 4/1/19 @ 100.00	5.50	4/1/21	5,948
5,000	California State, GO , Callable 10/1/19 @ 100.00	5.25	10/1/20	5,982
3,705	California State Department of Water Resources Revenue, Central Valley Project	5.25	7/1/22	3,719
5,000	California State Economic Recovery, GO, Series A , Callable 7/1/19 @ 100.00	5.00	7/1/20	5,896
5,000	California State Economic Recovery, GO, Series A	5.00	7/1/18	5,785
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,120
1,000	California State Public Works Board Lease Revenue, Series B	5.00	10/1/21	1,201
645	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	646
2,500	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/20	3,001
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	2,006
5,000	Los Angeles California Harbor Department Revenue, Series C , Callable 8/1/19 @ 100.00	5.25	8/1/22	5,993
2,500	Los Angeles California Wastewater System Revenue, Series A	5.00	6/1/20	2,994
1,250	North Natomas California Community Facilities District Special Tax Revenue, Series E	5.00	9/1/18	1,399
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	6,129
3,500	San Francisco California City & County Airports Commission International Terminal Revenue, AMT	5.25	5/1/18	4,015
2,500	University of California Revenue, Series Q , Callable 5/15/17 @ 100.00	5.25	5/15/23	2,823
				58,657
	Colorado — 1.26%
3,495	Colorado State Educational & Cultural Facilities Authority Revenue, Series B	5.00	4/1/19	3,976
1,150	Denver City & County Colorado Airport Revenue, Series A, AMT	5.00	11/15/19	1,338
				5,314
	Florida — 8.23%
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,345
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,310
2,500	Citizens Property Insurance Corp. Florida Revenue, Senior Secured Bonds, Series A-1	5.00	6/1/19	2,888
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,157
2,000	Florida State Municipal Power Agency Revenue, Series A , Callable 10/1/19 @ 100.00	5.25	10/1/22	2,299
4,435	Florida State Turnpike Authority Revenue, Department of Transportation, Series C	5.00	7/1/20	5,265
2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	2,400
1,300	JEA Florida Water & Sewer System Revenue, Series A	5.00	10/1/17	1,462
1,100	JEA Florida Electric System Revenue, Series A	5.00	10/1/20	1,302
4,700	Lakeland Florida Energy System Revenue, Series B (AGM)	5.00	10/1/17	5,238
3,250	Orlando & Orange County Expressway Authority Revenue, Series B	5.00	7/1/17	3,637
1,155	Tampa Bay Florida Water Regional Supply Authority Utility System Revenue	5.00	10/1/20	1,377
				34,680
	Georgia — 5.61%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A , Callable 11/1/19 @ 100.00	6.00	11/1/21	4,480
1,700	Atlanta Georgia Water & Wastewater Revenue, Series B	5.00	11/1/19	1,993
5,000	DeKalb County Georgia School District, Sales Tax, GO (State Aid Withholding)	4.00	11/1/17	5,500
3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00	10/1/21	3,623

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Georgia (continued)
$4,500	Metropolitan Atlanta Georgia Rapid Transit Authority Sales Tax Revenue, Series A (NATL-RE)	5.00	7/1/19	$5,264
1,000	Municipal Electric Authority of Georgia Revenue, SUB, Series D , Callable 7/1/18 @ 100.00	5.75	1/1/19	1,171
1,500	Savannah Georgia Economic Development Authority Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT	5.50	7/1/16	1,617
				23,648
	Hawaii — 0.33%
1,450	Hawaii State Department of Budget & Finance Special Purpose Revenue, Queens Health System, Series B (AMBAC) (a)	0.21	7/1/24	1,383

	Idaho — 0.13%
500	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	512

	Illinois — 1.82%
2,660	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT , Callable 11/10/14 @ 100.00 (b)	7.46	2/15/26	1,975
2,500	Illinois State Sales Tax Revenue (NATL-RE)	5.75	6/15/18	2,930
2,490	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	2,745
				7,650
	Indiana — 0.44%
1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	1,852

	Louisiana — 1.90%
1,000	Louisiana Stadium & Exposition District, Series A	5.00	7/1/18	1,143
6,000	Tobacco Settlement Financing Corp. Louisiana Revenue, Series A	5.00	5/15/19	6,839
				7,982
	Massachusetts — 6.89%
1,690	Massachusetts State Clean Energy Cooperative Corp. Revenue	4.00	7/1/17	1,835
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00	7/1/19	5,326
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University , Callable 7/1/20 @ 100.00	5.00	7/1/21	2,593
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University , Callable 7/1/20 @ 100.00	5.00	7/1/22	2,412
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,397
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,657
1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	1,550
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,413
5,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B	5.00	10/15/18	5,805
				28,988
	Michigan — 5.66%
1,200	Kent Hospital Finance Authority Revenue, Spectrum Health Hospitals, Series A	5.00	11/15/16	1,308
4,000	Michigan State Finance Authority Revenue, Series D1 (AGM)	5.00	7/1/21	4,569
2,500	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water	5.00	10/1/17	2,828
6,000	Michigan State Finance Authority Revenue, Series B , Callable 7/1/18 @ 100.00	5.00	7/1/21	6,912
2,000	Michigan State, GO, Series A	5.00	11/1/19	2,354
2,530	Michigan State Trunk Line Revenue	5.00	11/15/18	2,930
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,840
1,000	Wayne County Michigan Airport Authority Revenue, Series A, AMT	5.00	12/1/19	1,137
				23,878
	Minnesota — 0.27%
1,000	Western Minnesota Municipal Power Agency Revenue, Series A	4.00	1/1/19	1,119

	Missouri — 3.10%
2,500	Kansas City Missouri Airport Revenue, Series A, AMT	5.00	9/1/20	2,889
1,600	Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Series A	5.00	1/1/21	1,894

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Missouri (continued)
$2,410	Missouri State Regional Convention & Sports Complex Authority Revenue, Series A	5.00	8/15/17	$2,699
5,000	Missouri State Highways & Transit Commission State Road Revenue , Callable 5/1/17 @ 100.00	5.25	5/1/21	5,609
				13,091
	New Jersey — 0.21%
750	New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.	5.00	7/1/19	868

	New Mexico — 0.60%
2,500	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue , Callable 2/1/19 @ 100.00 (SPA) (a)	0.85	11/1/39	2,516

	New York — 10.53%
1,435	Metropolitan Transportation Authority New York Revenue, Series A-2	5.00	11/15/16	1,572
1,500	Metropolitan Transportation Authority New York Revenue, Series C	5.00	11/15/18	1,735
2,000	Metropolitan Transportation Authority New York Revenue, Series G	5.00	11/15/17	2,261
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,401
3,020	New York State, GO, Series E , Callable 8/1/19 @ 100.00	5.00	8/1/21	3,510
2,000	New York NY, GO, Series D	5.00	8/1/17	2,240
3,250	New York NY, GO, Series G	5.00	8/1/19	3,801
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A , Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,859
2,000	New York City Transitional Finance Authority Future Tax Revenue, Sub Series E	5.00	11/1/18	2,320
540	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	553
2,500	New York State Dormitory Authority State Personal Income Tax Revenue, Series A	5.00	2/15/19	2,911
1,200	New York State Thruway Authority Revenue, Series J	5.00	1/1/20	1,403
5,000	New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Series A	5.00	5/1/19	5,800
3,000	Port Authority of New York & New Jersey NY Revenue, Consolidated 175th Series	5.00	12/1/17	3,402
2,000	Port Authority of New York & New Jersey NY Revenue, Consolidated 185th Series, AMT	5.00	9/1/22	2,357
3,000	Sales Tax Asset Receivable Corp. NY Revenue, Series A	5.00	10/15/19	3,558
1,500	Triborough New York Bridge & Tunnel Authority Revenue, Series A (GO of Authority)	5.00	11/15/18	1,742
				44,425
	North Carolina — 0.65%
3,000	Wake County Industrial Facilities & Pollution Control Financing Authority Revenue, Series E (a)	0.07	10/1/22	2,733

	Ohio — 3.26%
6,535	Kent State University Revenue, Series B , Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,465
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,183
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A , Callable 11/15/20 @ 100.00	5.75	11/15/22	3,000
1,875	Ohio State Capital Facilities Lease Appropriation Revenue, Administrative Building Fund Project, Series A	5.00	10/1/18	2,157
				13,805
	Pennsylvania — 3.72%
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B , Callable 11/15/16 @ 100.00	5.00	11/15/17	1,329
2,960	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B , Callable 1/1/18 @ 100.00	5.00	7/1/21	3,336
3,500	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B , Callable 7/1/17 @ 100.00	5.00	1/1/22	3,897
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,854
1,590	Pittsburgh Pennsylvania Water & Sewer Authority Revenue, First Lien, Series A (AGM)	5.00	9/1/19	1,848
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B , Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,365
				15,629

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	South Carolina — 0.95%
$3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2 , Callable 1/1/21 @ 100.00	5.00	1/1/22	$4,049

	South Dakota — 0.04%
150	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	152

	Texas — 11.90%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	1,988
885	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1 (GNMA)	6.55	12/20/34	906
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E, AMT	5.00	11/1/19	4,097
20	Dallas Texas, GO, Series A, ETM	5.00	2/15/18	23
6,380	Dallas Texas, GO, Series A	5.00	2/15/18	7,266
5,000	Fort Worth Texas Independent School District, GO , Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,661
2,800	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/19	3,254
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,302
3,400	North East Texas Independent School District, GO (PSF-GTD)	5.00	2/1/20	4,034
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,048
2,000	San Antonio Texas, GO	5.00	2/1/20	2,370
4,150	San Antonio Texas Electricity & Gas Revenue, Junior Lien	5.00	2/1/20	4,902
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,842
1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00	5/15/22	1,413
2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	2,983
2,500	Texas State Transportation Commission Highway Fund Revenue, Series A	5.00	4/1/19	2,928
				50,017
	Utah — 0.44%
1,500	Intermountain Power Agency Power Supply Revenue, Series A	5.00	7/1/17	1,675
185	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, AMT, Callable 11/10/14 @ 100.00	5.00	7/1/18	185
				1,860
	Washington — 2.23%
2,405	Energy Northwest Washington Electric Revenue, Columbia Station, Series A , Callable 7/1/16 @ 100.00	5.00	7/1/23	2,592
1,155	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A	5.00	7/1/20	1,376
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,190
2,500	Washington State, GO, Series B	5.00	7/1/23	3,052
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,165
				9,375
	Wisconsin — 0.28%
1,000	Wisconsin State Health & Educational Facilities Authority Health Facilities Revenue, UnityPoint Health, Series A	5.00	12/1/21	1,180
	Total Municipal Bonds			372,476

	Corporate Bond — 0.00%
3,939	ASC Equipment (Diversified Financial Services) *(c)(d)	5.13	3/1/08	–
	Total Corporate Bond			–

	Time Deposit — 2.77%
$11,685	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	10/1/14	11,685
	Total Time Deposit			11,685

	Mutual Fund — 10.21%
42,991,893	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares(e)	0.00		42,992
	Total Mutual Fund			42,992

	Total Investments (cost $414,208) — 101.41%			427,153
	Liabilities in excess of other assets — (1.41)%			$(5,924)
	Net Assets — 100.00%			$421,229

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — September 30, 2014 (Unaudited)

Amounts designated as "—" are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2014 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolio of Investments.
(b)	This security has been deemed illiquid by the Specialist Manager and represents 0.47% of the Portfolio’s net assets.
(c)	Escrow security due to bankruptcy.
(d)	Issuer has defaulted on the payment of principal and interest. These securities have been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio's net assets.
(e)	The rate disclosed is the rate in effect on September 30, 2014.

AGM—Assured Guaranty Municipal Corporation
AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
ETM—Escrowed to Maturity
FGIC—Financial Guaranty Insurance Company
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—General Obligation
GTY—Guaranty
MBIA—Municipal Bond Insurance Association
NATL-RE—Reinsurance provided by National Reinsurance
PSF-GTD—Public School Fund Guaranteed

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — September 30, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 88.44%
	Alabama — 3.64%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,752
1,050	Foley Utilities Board Utilities Revenue	4.00	11/1/14	1,053
				2,805
	Arizona — 0.20%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	155

	California — 3.53%
1,000	California State Department of Water Resources, Power Supply Revenue, Series L , Callable 5/1/20 @ 100.00	5.00	5/1/22	1,184
1,500	Los Angeles California Unified School District, GO, Series A-2 , Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	7/1/19	1,554
				2,738
	Florida — 14.16%
1,550	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	1,678
400	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	419
875	Jacksonville Florida Special Revenue, Series A	5.00	10/1/15	917
1,400	Lee County Florida School Board Certificates of Participation, Series A , Callable 8/1/24 @ 100.00	5.00	8/1/27	1,642
895	Lee County Florida Water & Sewer Revenue	4.00	10/1/15	929
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,193
1,085	Orange County Florida School Board Certificates of Participation, Series A	5.00	8/1/23	1,296
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,097
1,500	West Palm Beach Florida Utility System Revenue, Series A , Callable 10/1/21 @ 100.00	5.00	10/1/22	1,750
				10,921
	Hawaii — 2.33%
1,500	Honolulu City & County Hawaii, GO, Series B , Callable 12/1/20 @ 100.00	5.00	12/1/23	1,794

	Illinois — 3.60%
1,325	DuPage & Cook Counties Illinois Community Unit School District #205, GO (NATL-RE)	5.50	1/1/16	1,409
900	Lake County Illinois Community High School District No. 124 Grant, GO	5.00	12/1/14	907
125	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO , Callable 1/1/15 @ 100.00	5.00	1/1/19	126
320	Northbrook Illinois, GO	3.00	12/1/15	330
				2,772
	Maryland — 2.02%
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,560

	Massachusetts — 3.18%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	2,451

	Michigan — 1.47%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,137

	Minnesota — 0.60%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	460

	Nebraska — 1.40%
1,000	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	1,078

	Nevada — 3.33%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	963
650	Nevada State, Capital Improvement, GO, Series A , Callable 2/1/15 @ 100.00	5.00	2/1/19	660
800	Nevada State System of Higher Education Certificates of Participation, Series A , Callable 7/1/24 @ 100.00	5.00	7/1/26	941
				2,564
	New York — 5.85%
2,245	New York City Transitional Finance Authority Revenue, Series D , Callable 2/1/21 @ 100.00	5.25	2/1/22	2,685
1,025	New York City Transitional Finance Authority Revenue, Sub Series E	5.00	11/1/15	1,078
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A , Callable 2/15/24 @ 100.00	5.00	2/15/26	752

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — September 30, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
				$4,515
	Ohio — 7.67%
$1,600	Columbus Ohio State, GO, Series 1 , Callable 7/1/23 @ 100.00	5.00	7/1/24	1,960
1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,636
1,000	Ohio State, GO, Series B	5.00	9/15/17	1,128
1,000	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	1,193
				5,917
	Oklahoma — 2.26%
450	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	2.00	7/1/16	462
1,150	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	1,284
				1,746
	Pennsylvania — 2.89%
1,010	Lackawanna County Pennsylvania Abington Heights School District, GO (State Aid Withholding)	3.00	3/15/16	1,048
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,183
				2,231
	Puerto Rico — 2.37%
1,675	Puerto Rico Highway & Transportation Authority Highway Revenue, Series Y , Callable 7/1/16 @ 100.00	5.50	7/1/36	1,826

	South Carolina — 1.66%
1,100	Richland County School District No. 2, GO, Series A , Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,278

	Texas — 9.13%
1,000	Collin County Texas, GO, Series A	4.00	2/15/19	1,120
1,250	Dallas Texas Waterworks & Sewer System Revenue , Callable 10/1/21 @ 100.00	5.00	10/1/23	1,484
1,435	Sugar Land Texas, GO , Callable 2/15/19 @ 100.00	5.00	2/15/21	1,610
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	1,993
750	Webb County Texas, GO	4.50	2/15/19	840
				7,047
	Virginia — 0.78%
500	Virginia State College Building Authority Educational Facilities Revenue, Series A , Callable 9/1/22 @ 100.00	5.00	9/1/23	602

	Washington — 13.95%
500	Everett Washington Water & Sewer Revenue	5.00	12/1/17	563
1,000	King County Washington, GO	5.25	1/1/23	1,232
1,400	King County Washington Sewer Revenue , Callable 1/1/22 @ 100.00	5.00	1/1/24	1,640
1,500	King County Washington Sewer Revenue	5.00	1/1/20	1,776
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,804
1,500	Tacoma Washington Water Revenue, Series A , Callable 6/1/20 @ 100.00	5.00	12/1/22	1,708
1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	2,044
				10,767
	Wisconsin — 2.42%
1,220	Menomonee Falls Wisconsin School District, GO , Callable 4/1/17 @ 100.00 (NATL-RE/FGIC)	4.75	4/1/21	1,349
500	Wisconsin State, GO, Series C	5.00	5/1/15	514
				1,863
	Total Municipal Bonds			68,227

	Mutual Funds — 10.48%
7,998,493	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares(a)	0.00		7,999
82,493	SSgA Treasury Money Market Fund(a)	0.00		82
	Total Mutual Funds			8,081
	Total Investments (cost $73,277) — 98.92%			76,308
	Other assets in excess of liabilities — 1.08%			830
	Net Assets — 100.00%			$77,138

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — September 30, 2014 (Unaudited)

(a)	The rate disclosed is the rate in effect on September 30, 2014.

AGM—Assured Guaranty Municipal Corporation
FGIC—Financial Guaranty Insurance Company
GO—General Obligation
NATL-RE—Reinsurance provided by National Reinsurance
SCSDE—Insured by South Carolina School Discount Enhancement

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments - September 30, 2014 (Unaudited)

1. DESCRIPTION. HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of September 30, 2014, the Trust offered twenty separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization-Mid Capitalization  Equity Portfolio (“Small Cap-Mid Cap Portfolio”), The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (“Institutional Small Cap-Mid Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio ("Inflation Protected Portfolio"), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of September 30, 2014, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio are diversified portfolios under the 1940 Act. The Real Estate Portfolio is a non-diversified portfolio, which means that it may concentrate its investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

The Inflation Protected Portfolio commenced operations on April 3, 2014.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Portfolios of Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.  Portfolio Valuation. The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - September 30, 2014 (Unaudited)

B.  Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•   Level 1 — quoted prices in active markets for identical assets

•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - September 30, 2014 (Unaudited)

Asset Backed and Mortgage Backed Securities: In addition to the inputs discussed above for fixed income securities, asset backed and mortgage backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of September 30, 2014 (amounts in thousands):

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks[1]	$567,527	$—	$—	$567,527
Time Deposit	—	3,938	—	3,938
Mutual Funds	47,630	—	—	47,630
Total Investments	$615,157	$3,938	$—	$619,095
Institutional Value Portfolio
Common Stocks[1]	$939,026	$—	$—	$939,026
Time Deposit	—	6,878	—	6,878
Mutual Funds	78,307	—	—	78,307
Total Investments	$1,017,333	$6,878	$—	$1,024,211
Growth Portfolio
Common Stocks[1]	$770,563	$—	$—	$770,563
Time Deposit	—	16,052	—	16,052
Mutual Funds	62,431	—	—	62,431
Total Investments	$832,994	$16,052	$—	$849,046
Institutional Growth Portfolio
Common Stocks[1]	$1,167,566	$—	$—	$1,167,566
Preferred Stock[1]	1,750	—	—	1,750
Corporate Bonds[1]	—	8,724	—	8,724
Asset Backed Securities	—	1,062	—	1,062
Collateralized Mortgage Obligations	—	18,644	—	18,644
Global Bonds[2]	—	11,134	—	11,134
Municipal Bond[3]	—	232	—	232
U.S. Government Agency Securities	—	17,300	—	17,300
U.S. Government Agency Mortgages	—	4,728	—	4,728
U.S. Treasury Obligations	—	67,876	—	67,876
Yankee Dollars[1]	—	3,670	—	3,670
Time Deposit	—	19,744	—	19,744
Mutual Funds	105,229	—	—	105,229
Call Option Purchased	1	—	—	1
Repurchase Agreements	—	33,700	—	33,700
Total Investments	$1,274,546	$186,814	$—	$1,461,360
Other Financial Instruments[4]
Futures	$(1,658)	$—	$—	$(1,658)
Interest Rate Swaps	—	299	—	299

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - September 30, 2014 (Unaudited)

Portfolio	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Institutional Growth Portfolio (continued)
Swaptions	$—		$(29)	$—	$(29)
Options	—	[4]	(123)	—	(123)
Currency Contracts	—		713	—	713
Small Capitalization Portfolio
Common Stocks[1]	$89,798		$—	—	$89,798
Contingent Rights	—		— [4]	—	— [4]
Warrant	—		—	—	—
Time Deposit	—		2,686	—	2,686
Mutual Funds	12,737		—	—	12,737
Contingent Rights	—	[4]	—	—	— [4]
Total Investments	$102,535		$2,686	$—	$105,221
Institutional Small Capitalization Portfolio
Common Stocks[1]	$145,516		$—	$—	$145,516
Time Deposit	—		4,412	—	4,412
Mutual Funds	17,721		—	—	17,721
Contingent Rights	—		—	—	—
Total Investments	$163,237		$4,412	$—	$167,649
Real Estate Portfolio
Common Stocks[1]	$152,003		$—	$—	$152,003
Total Investments	$152,003		$—	$—	$152,003
Commodity Portfolio
Common Stocks[1]	$533,443		$4,777	$—	$538,220
Preferred Stocks[1]	7,145		125	—	7,270
Warrants	1		—	—	1
Commercial Paper	—		1,290	—	1,290
Corporate Bonds[1]	—		15,173	—	15,173
Asset Backed Securities	—		6,675	—	6,675
Collateralized Mortgage Obligations	—		10,274	—	10,274
Certificates of Deposit	—		12,433	—	12,433
Global Bonds[2]	—		21,871	—	21,871
U.S. Government Agency Securities	—		103,577	—	103,577
U.S. Treasury Obligations	—		34,243	—	34,243
Yankee Dollars[1]	—		17,760	—	17,760
Time Deposit	—		9,729	—	9,729
Mutual Funds	8,304		—	—	8,304
Call Options Purchased	216		—	—	216
Put Options Purchased	1		—	—	1
Repurchase Agreements	—		296,700	—	296,700
Total Investments	$549,110		$534,627	$—	$1,083,737
Other Financial Instruments
Futures	$(15,589)		$—	$—	$(15,589)
Currency Contracts	—		1,072	—	1,072
Written Options	(187)		3	—	(184)
Interest Rate Swaps	—		(885)	—	(885)
Variance Swaps	—		33	—	33
Total Return Swaps	—		(522)	—	(522)
Commodity Forward Swaps	—		(121)	—	(121)
Commodity Swaps	—		(5,705)	—	(5,705)
International Portfolio
Common Stocks[1]	$1,467,178		$2,428	$—	$1,469,606
Preferred Stocks[1]	7,368		66	—	7,434
Warrants	—	[4]	—	—	— [4]
Rights	79		—	—	79
U.S. Treasury Obligation	—		60	—	60
Time Deposit	—		15,320	—	15,320
Mutual Funds	10,245		—	—	10,245
Repurchase Agreement	—		10,000	—	10,000

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - September 30, 2014 (Unaudited)

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
International Portfolio(continued)
Total Investments	$1,484,870	$27,874	$—	$1,512,744
Other Financial Instruments
Future	$(82)	$—	$—	$(82)
Currency Contracts	—	178	—	178
Institutional International Portfolio
Common Stocks[1]	$2,761,600	$4,202	$—	$2,765,802
Preferred Stocks[1]	12,416	116	—	12,532
Warrants	49	—	—	49
Rights	142	—	—	142
U.S. Treasury Obligation	—	100	—	100
Time Deposit	—	17,714	—	17,714
Mutual Funds	24,528	—	—	24,528
Repurchase Agreement	—	10,000	—	10,000
Total Investments	$2,798,735	$32,132	$—	$2,830,867
Other Financial Instruments
Future	$(137)	$—	$—	$(137)
Currency Contracts	—	206	—	206
Emerging Markets Portfolio
Common Stocks[1]	1,558,305	39,303	—	1,597,608
Preferred Stocks[1]	85,556	4,014	—	89,570
Right	16	—	—	16
Time Deposit	—	19,909	—	19,909
Mutual Funds	108,803	—	—	108,803
Repurchase Agreement	—	5,000	—	5,000
Total Investments	$1,752,680	$68,226	$—	$1,820,906
Currency Contracts	$—	$(6)	$—	$(6)
Core Fixed Income Portfolio
Asset Backed Securities	$—	$435	$—	$435
Collateralized Mortgage Obligations	—	2,473	—	2,473
U.S. Government Agency Mortgages	—	33,121	—	33,121
U.S. Government Agency Securities	—	2,171	—	2,171
Corporate Bonds[1]	—	26,089	—	26,089
U.S. Treasury Obligations	—	21,472	—	21,472
Yankee Dollars[1]	—	5,031	—	5,031
Time Deposit	—	17	—	17
Mutual Funds	14,609	—	—	14,609
Total Investments	$14,609	$90,809	$—	$105,418
TBA Sale Commitments	$—	$(676)	$—	$(676)
Fixed Opportunity Portfolio
Collateralized Mortgage Obligations	$—	$11,440	$—	$11,440
Corporate Bonds[1]	—	549,778	—	549,778
Yankee Dollars[1]	—	118,547	—	118,547
Time Deposit	—	19,827	—	19,827
Mutual Funds	90,655	—	—	90,655
Repurchase Agreement	—	5,000	—	5,000
Total Investments	$90,655	$704,592	$—	$795,247
U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$—	$19,769	$—	$19,769
Corporate Bond[1]	—	276	—	276
U.S. Treasury Obligations	—	196,713	—	196,713
Time Deposit	—	351	—	351
Mutual Fund	35,993	—	—	35,993
Total Investments	$35,993	$217,109	$—	$253,102
Inflation Protected Portfolio
U.S. Treasury Obligations	$—	$458,203	$—	$458,203
Mutual Funds	53,102	—	—	53,102
Total Investments	$53,102	$458,203	$—	$511,305

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - September 30, 2014 (Unaudited)

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs	Total
U.S. Corporate Fixed Income Portfolio
Corporate Bonds[1]	$—	$190,282		$—	$190,282
Yankee Dollars[1]	—	34,687		—	34,687
Mutual Funds	34,431	—		—	34,431
Total Investments	$34,431	$224,969		$—	$259,400
U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$2,996		$—	$2,996
Collateralized Mortgage Obligations	—	15,140		—	15,140
U.S. Government Agency Mortgages	—	214,714		—	214,714
Mutual Funds	49,220	—		—	49,220
Total Investments	$49,220	$232,850		$—	$282,070
TBA Sale Commitments	$—	$(6,882)		$—	$(6,882)
Short-Term Municipal Portfolio
Municipal Bonds[3]	$—	$21,301		$—	$21,301
Mutual Fund	155	—		—	155
Total Investments	$155	$21,301		$—	$21,456
Intermediate Municipal Portfolio
Municipal Bonds[3]	$—	$372,476		$—	$372,476
Corporate Bond[1]	—	—	[5]	—	—	[5]
Time Deposit	—	11,685		—	11,685
Mutual Fund	42,992	—		—	42,992
Total Investments	$42,992	$384,161		$—	$427,153
Intermediate Municipal II Portfolio
Municipal Bonds[3]	$—	$68,227		$—	$68,227
Mutual Funds	8,081	—		—	8,081
Total Investments	$8,081	$68,227		$—	$76,308

1 Please see the Portfolio of Investments for industry classification.

2 Please see the Portfolio of Investments for country classification.

3 Please see the Portfolio of Investments for state classification.

4 Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

5 Amounts are $0 or have been rounded to $0.

6 Please see the Portfolio of Investments for securities noted as Level 1.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were transfers from Level 1 to Level 2 and Level 2 to Level 1 as of September 30, 2014. On September 30, 2014, the Portfolios shown below had securities that were fair valued at the recommendation of the Specialist Manager with approval from the fair value committee established by the Board.

Transfers from
Level 1 to Level 2

Commodity Portfolio
Common Stocks	$3,249
International Portfolio
Common Stocks	$2,493
Institutional International Portfolio
Common Stocks	$3,150

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - September 30, 2014 (Unaudited)

C.  Securities Transactions and Investment Income. For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from paydown transactions on mortgage backed and asset backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.  Restricted Securities.  A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the "1933 Act") (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At September 30, 2014, the Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Commodity Portfolio, Emerging Markets Portfolio and Intermediate Municipal Portfolio held illiquid restricted securities representing 0.00%, 0.00%, 0.00%, 0.18%, 6.64% and 0.47% of net assets, respectively. The illiquid restricted securities held as of September 30, 2014 are identified below:

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Institutional Growth Portfolio
Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 2.70%, 2/25/36	5/12/09	$23	13	$11
Countrywide Alternative Loan Trust, Series 2006-A9, Class 2A1A, 0.36%, 7/20/46	5/12/09	13	20	14
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 2.66%, 2/25/37	5/12/09	23	22	20
Countrywide Alternative Loan Trust, Series 2006-OA11B, Class A1B, 0.34%, 9/25/46	5/12/09	17	27	23
		$76		$68

Small Cap-Mid Cap Portfolio
Clinical Data, Inc	4/4/11	$-	500	$-
Enbridge Energy Management LLC	2/3/04	-	136,440	-
Gerber Scientific, Inc.	8/23/11	-	1,000	-
Leap Wireless International, Inc.	3/17/14	-	260	-
		$-		$-
Institutional Small Cap-Mid Cap Portfolio
Clinical Data, Inc	4/4/11	$-	700	$-
Gerber Scientific, Inc.	8/23/11	-	1,400	-
		$-		$-
Commodity Portfolio
AK Transneft OAO - Preferred	9/29/11	$122	98	$217
Banc of America Funding Corp., Series 2012-R5, Class A, 0.42%, 10/3/39	5/8/14	2,095	1,793	1,783
		$2,217		$2,000

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - September 30, 2014 (Unaudited)

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Emerging Markets Portfolio
Beijing Capital International Airport Co. Ltd., H Shares, 2.06%	6/15/11	63,689	11,828,000	9,049
Gazprom OAO - Sponsored GDR, 5.69%	12/10/09	37,872	4,334,229	30,254
India Cements Ltd., 1.78%	7/18/13	420,619	7,274,498	13,258
JKX Oil & Gas PLC, 10.36%	4/27/10	428	271,395	212
KB Financial Group, Inc. - Sponsored ADR, 1.33%	3/18/10	9,498	262,630	9,512
Korea Electric Power Corp. - Sponsored ADR, 0.19%	7/7/10	9,717	764,770	17,161
Lianhua Supermarket Holdings Ltd., H Shares, 1.68%	1/4/12	58,788	10,900,000	5,840
Magnesita Refratarios SA, 1.42%	7/18/11	15,789	2,899,926	3,851
NWS Holdings Ltd., 4.49%	6/21/10	42,935	3,133,374	5,577
Parkson Retail Group Ltd., 2.21%	3/18/13	110,357	41,401,500	11,997
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares, 1.35%	8/6/14	6,704	293,700	718
United Microelectronics Corp. - Sponsored ADR, 0.08%	6/29/10	6,665	3,076,981	6,123
Wumart Stores, Inc., H Shares, 3.40%	4/1/14	46,109	7,194,000	6,726
		$829,170		$120,278

Intermediate Municipal Portfolio
ASC Equipment	3/1/05	$3,939	$3,939	$–
Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Callable 8/11/14 @ 100	8/1/06	2,940	2,660	1,975
		$6,879		$1,975

E.  Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Trust at approximately their carrying value in the ordinary course of business within seven (7) calendar days.

F. TBA Purchase and Sale Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - September 30, 2014 (Unaudited)

G. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian.

Options Contracts — Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price.

Options Contracts — Written Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities and are subsequently adjusted to the current value of the options written. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - September 30, 2014 (Unaudited)

The Institutional Growth Portfolio and Commodity Portfolio had the following transactions in written call and put options during the quarter ended September 30, 2014:

Institutional Growth Portfolio	Number of Contracts	Premiums Received (000)
Options outstanding at June 30, 2014	(28)	$(3)
Options purchased	(7,765,776)	71
Options expired	-	-
Options closed	1,836	(163)
Options outstanding at September 30, 2014	(7,763,968)	$(95)

Commodity Portfolio	Number of Contracts	Premiums Received (000)
Options outstanding at June 30, 2014	(646)	$(113)
Options purchased	(5,853,002)	(162)
Options expired	90	42
Options closed	46	16
Options outstanding at September 30, 2014	(5,853,516)	$(217)

Swap Agreements:  Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps:  Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life.

Total Return Swaps:  Certain of the Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. In order to reduce such risks, certain Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - September 30, 2014 (Unaudited)

Variance Swaps:  Certain of the Portfolios may invest in variance swaps to gain or reduce exposure to the underlying reference securities. Variance swaps involve two parties agreeing to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at September 30, 2014 is disclosed in the swap tables included in the Portfolios of Investments.

H. Inflation-Indexed Bonds.  Certain of the Portfolios may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.

Interest rates on conventional bonds have two primary components: a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest rates on inflation-indexed bonds are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only real rates to influence the price of inflation-indexed bonds. A rise in real rates will cause the price of inflation-indexed bonds to fall, while a decline in real rates will boost the price of inflation-indexed bonds. Inflation-indexed bonds issued by non-U.S. governments would be expected to be indexed to the inflation rates prevailing in those countries.

The primary risk associated with the use of inflation-indexed bonds is that the principal value of an investment is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. Deflation risk is the possibility that prices throughout the economy decline over time – the opposite of inflation. If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses.

HC CAPITAL TRUST

Notes to Portfolios of Investments (concluded) - September 30, 2014 (Unaudited)

I. SECURITIES LENDING. Certain of the Portfolios may lend from their total assets in the form of their portfolio securities to broker dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Under some securities lending arrangements a Portfolio may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. Cash collateral received by a Portfolio in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. A Portfolio bears the risk of such investments. Securities on loan at September 30, 2014 are presented on the Portfolio of Investments.

J.  Basis for Consolidation for the Commodity Portfolio.  The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated. As of September 30, 2014, the Commodity Portfolio’s aggregate investment in the Funds was $130,584,991, representing 12.05% of the Commodity Portfolio’s net assets.

3. FEDERAL INCOME TAXES. As of September 30, 2014, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation on securities, for federal income tax purposes, were as follows (amounts in thousands):

				Net Tax
		Tax	Tax	Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation /
Portfolio	Securities	Appreciation	(Depreciation)	(Depreciation)
Value Portfolio	512,191	119,221	(12,317)	106,904
Institutional Value Portfolio	861,323	179,605	(16,717)	162,888
Growth Portfolio	573,226	286,954	(11,134)	275,820
Institutional Growth Portfolio	1,123,247	352,906	(14,793)	338,113
Small Cap Portfolio	84,437	24,977	(4,193)	20,784
Institutional Small Cap-Mid Cap Portfolio	132,221	40,620	(5,192)	35,428
Real Estate Portfolio	135,293	17,750	(1,040)	16,710
Commodity Portfolio	1,042,414	75,908	(34,585)	41,323
International Portfolio	1,320,514	255,845	(63,615)	192,230
Institutional International Portfolio	2,577,947	373,561	(120,641)	252,920
Emerging Markets Portfolio	1,822,032	126,239	(127,365)	(1,126)
Core Fixed Income Portfolio	104,623	1,493	(698)	795
Fixed Opportunity Portfolio	790,659	12,011	(7,423)	4,588
U.S. Government Fixed Income Portfolio	251,680	2,696	(1,274)	1,422
Inflation Protected Portfolio	513,592	1,295	(3,582)	(2,287)
U.S. Corporate Fixed Income Portfolio	257,139	3,840	(1,579)	2,261
U.S. Mortgage/Asset Backed Portfolio	280,165	4,103	(2,198)	1,905
Short-Term Municipal Portfolio	21,110	346	-	346
Intermediate Municipal Portfolio	414,142	17,726	(4,715)	13,011
Intermediate Municipal II Portfolio	73,277	3,033	(2)	3,031

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the difference between book and tax amortization methods for acquisition premium and market discount.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HC Capital Trust

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date	December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Colette L. Bergman
Colette L Bergman, Principal Financial Officer

Date	December 29, 2014

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date	December 29, 2014